UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (U.S.) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.
Semi-Annual Report

April 30, 2010

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2010 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/09	Actual Ending Account Value 4/30/10	Actual Expenses Paid During Period* 11/1/09-4/30/10	Actual Expense Ratio During Period 11/1/09-4/30/10**

U.S. Large Cap Fund	$1,000.00	$1,121.30	$5.32	1.00%
Non-U.S. Large Cap Fund	1,000.00	1,062.00	5.43	1.05%
Global Small & Mid Cap Fund	1,000.00	1,149.80	5.98	1.11%
Global Opportunities Fund	1,000.00	1,110.50	6.35	1.20%
Real Return Fund	1,000.00	1,031.20	5.50	1.08%
Fixed Income Fund	1,000.00	1,017.40	3.39	0.67%
Municipal Bond Fund	1,000.00	1,032.90	3.36	0.66%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 to reflect the one-half year period.

**	Annualized.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses – (Continued)
For the Period Ended April 30, 2010 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Beginning Account Value 11/1/09	Hypothetical Ending Account Value 4/30/10	Hypothetical Expenses Paid During Period* 11/1/09-4/30/10	Hypothetical Expense Ratio During Period 11/1/09-4/30/10**

U.S. Large Cap Fund	$1,000.00	$1,020.05	$5.06	1.00%
Non-U.S. Large Cap Fund	1,000.00	1,019.80	5.32	1.05%
Global Small & Mid Cap Fund	1,000.00	1,019.50	5.62	1.11%
Global Opportunities Fund	1,000.00	1,019.05	6.07	1.20%
Real Return Fund	1,000.00	1,019.65	5.47	1.08%
Fixed Income Fund	1,000.00	1,021.71	3.40	0.67%
Municipal Bond Fund	1,000.00	1,021.76	3.35	0.66%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 to reflect the one-half year period.

**	Annualized.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 96.4%
Consumer Discretionary — 10.6%
240,225	Kohl’s Corp.(b)	$13,209,973
462,100	Lowe’s Cos., Inc.	12,532,152
655,625	Staples, Inc.	15,426,856
374,775	Walt Disney Co. (The)	13,806,711

		54,975,692

Consumer Staples — 9.6%
514,500	Kraft Foods, Inc. - Class A	15,229,200
194,425	Procter & Gamble Co. (The)	12,085,458
328,800	Walgreen Co.	11,557,320
208,500	Wal-Mart Stores, Inc.	11,186,025

		50,058,003

Diversified Financials — 12.2%
321,000	American Express Co.	14,804,520
391,000	JPMorgan Chase & Co.	16,648,780
554,950	Morgan Stanley	16,770,589
261,250	T. Rowe Price Group, Inc.	15,024,488

		63,248,377

Energy — 12.4%
142,925	Apache Corp.	14,544,048
103,375	EOG Resources, Inc.	11,590,405
255,200	Hess Corp.	16,217,960
227,200	National Oilwell Varco, Inc.	10,134,256
645,700	Weatherford International Ltd.(b)	11,693,627

		64,180,296

Health Care — 10.3%
216,700	Baxter International, Inc.	10,232,574
200,300	Celgene Corp.(b)	12,408,585
879,450	Pfizer, Inc.	14,704,404
274,450	Teva Pharmaceutical Industries Ltd. - ADR	16,118,448

		53,464,011

Industrials — 17.2%
149,700	Boeing Co. (The)	10,842,771
122,775	FedEx Corp.	11,050,978
1,180,450	General Electric Co.	22,263,287
448,550	Ingersoll-Rand Plc	16,587,379
420,025	Tyco International Ltd.	16,292,770
158,600	Union Pacific Corp.	11,999,676

		89,036,861

Information Technology — 15.8%
589,500	Cisco Systems, Inc.(b)	15,869,340
650,850	EMC Corp.(b)	12,372,658
25,145	Google, Inc. - Class A(b)	13,212,189
537,125	Microsoft Corp.	16,403,798
463,350	Paychex, Inc.	14,178,510
264,000	QUALCOMM, Inc.	10,227,360

		82,263,855

Shares		Value

Insurance — 1.0%
101,000	ACE Ltd.	$5,372,190

Materials — 7.3%
548,875	Dow Chemical Co. (The)	16,921,816
784,825	International Paper Co.	20,986,220

		37,908,036

Total Common Stocks (Cost $441,278,038)		500,507,321

INVESTMENT COMPANY — 3.2%
16,638,300	SEI Daily Income Trust Government II Fund, Class A	16,638,300

Total Investment Company (Cost $16,638,300)		16,638,300

TOTAL INVESTMENTS — 99.6% (Cost $457,916,338)(a)		517,145,621
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		1,915,918

NET ASSETS — 100.0%		$519,061,539

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$64,247,693
Unrealized depreciation	(5,018,410)

Net unrealized appreciation	$59,229,283

(b)	Non-income producing security.
ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Consumer Discretionary	10.6%
Consumer Staples	9.6%
Diversified Financials	12.2%
Energy	12.4%
Health Care	10.3%
Industrials	17.2%
Information Technology	15.8%
Insurance	1.0%
Materials	7.3%
Other*	3.6%

100%

*	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 98.2%
AUSTRALIA — 6.6%
2,206,126	BHP Billiton Ltd.	$80,647,640
1,540,058	Macquarie Group Ltd.	70,226,651

		150,874,291

FRANCE — 20.7%
1,346,179	Accor SA	76,918,316
594,182	Air Liquide SA	69,317,317
898,667	Alstom SA	52,730,834
1,406,371	Cap Gemini SA	70,837,672
896,666	Carrefour SA	43,949,038
1,571,011	Cie de Saint-Gobain	77,553,739
697,355	LVMH Moet Hennessy Louis Vuitton SA	80,252,506

		471,559,422

GERMANY — 6.0%
1,201,781	Bayer AG	76,766,374
1,189,318	Daimler AG	60,863,620

		137,629,994

JAPAN — 15.3%
20,563	Japan Tobacco, Inc.	71,259,952
3,783,100	Komatsu Ltd.	76,257,169
3,290,154	Mitsubishi Corp.	77,936,828
5,558,360	Sumitomo Corp.	66,933,258
149,210	Yahoo! Japan Corp.	57,129,736

		349,516,943

LUXEMBOURG — 2.6%
1,446,166	Tenaris SA ADR	58,728,801

NETHERLANDS — 3.7%
1,424,883	Akzo Nobel NV	84,259,904

NORWAY — 3.0%
5,723,695	DnB Nor ASA	67,740,610

SOUTH KOREA — 2.0%
60,666	Samsung Electronics Co. Ltd.	46,126,716

SWITZERLAND — 13.3%
3,828,042	ABB Ltd.	73,427,600
808,685	Adecco SA	47,565,163
1,954,637	Julius Baer Group Ltd.	67,177,356
781,263	Kuehne & Nagel International AG	81,758,814
154,467	Zurich Financial Services AG	34,244,536

		304,173,469

UNITED KINGDOM — 18.1%
3,668,616	BG Group Plc	62,009,513
5,853,586	BP Plc	51,054,605
68,082,062	Lloyds Banking Group Plc(b)	68,115,949
7,614,739	Prudential Plc	66,853,102
3,153,075	Standard Chartered Plc	84,107,024
7,515,340	WPP Plc	79,680,438

		411,820,631

Shares		Value

UNITED STATES — 6.9%
2,303,929	Carnival Corp.	$96,073,839
860,800	Transocean Ltd.(b)	62,364,960

		158,438,799

Total Common Stocks (Cost $2,008,281,643)		2,240,869,580

INVESTMENT COMPANY — 1.1%
25,515,500	Federated Treasury Obligations Fund	25,515,500

Total Investment Company (Cost $25,515,500)		25,515,500

Principal Amount

U.S. GOVERNMENT AGENCIES — 1.5%
Fannie Mae — 1.1%
$25,000,000	0.27%, 09/27/10(c)	24,977,550

Freddie Mac — 0.4%
10,000,000	0.24%, 08/18/10(c)	9,994,060

Total U.S. Government Agencies (Cost $34,965,305)		34,971,610

TOTAL INVESTMENTS — 100.8% (Cost $2,068,762,448)(a)		2,301,356,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(18,811,690)

NET ASSETS — 100.0%		$2,282,545,000

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$261,742,826
Unrealized depreciation	(29,148,584)

Net unrealized appreciation	$232,594,242

(b)	Non-income producing security.

(c)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	9.6%
Consumer Discretionary	11.1%
Consumer Staples	7.7%
Diversified Financials	6.0%
Energy	10.3%
Health Care	3.4%
Industrials	27.8%
Information Technology	7.6%
Insurance	4.4%
Materials	10.3%
Other*	1.8%

100.0%

*	Includes cash and equivalents, investment company, U.S. Government agencies, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

COMMON STOCKS — 89.5%
AUSTRALIA — 1.6%
36,177,349	Other Securities	1.6	$61,619,662

AUSTRIA — 0.3%
315,313	Other Securities	0.3	9,549,255

BAHAMAS — 0.0%
500	Other Securities	0.0	23,597

BELGIUM — 0.3%
400,921	Other Securities	0.3	11,417,942

BERMUDA — 0.5%
1,625,044	Other Securities	0.5	18,254,181

BRAZIL — 0.7%
3,401,312	Other Securities	0.7	25,684,898

CANADA — 2.5%
10,580,516	Other Securities	2.5	95,626,649

CAYMAN ISLANDS — 0.0%
24,500	Other Securities	0.0	209,757

CHILE — 0.1%
62,983,514	Other Securities	0.1	4,358,604

CHINA — 0.2%
16,793,860	Other Securities	0.2	9,118,668

CYPRUS — 0.0%
144,500	Other Securities	0.0	834,022

DENMARK — 0.3%
462,340	Other Securities	0.3	9,777,260

EGYPT — 0.9%
700,000	Other Securities	0.9	33,670,000

FINLAND — 2.7%
3,648,324	Other Securities	2.7	103,651,093

FRANCE — 2.9%
2,888,137	Other Securities	2.9	109,471,910

GERMANY — 1.0%
2,184,908	Other Securities	1.0	39,662,616

GREECE — 0.2%
2,194,315	Other Securities	0.2	9,358,861

HONG KONG — 1.0%
151,850,318	Other Securities	1.0	39,052,874

HUNGARY — 0.1%
82,453	Other Securities	0.1	1,800,832

INDIA — 0.6%
5,319,020	Other Securities	0.6	24,369,922

INDONESIA — 0.2%
61,408,555	Other Securities	0.2	6,975,807

IRELAND — 0.2%
1,488,562	Other Securities	0.2	8,712,975

ISRAEL — 1.9%
2,679,805	Other Securities	1.9	70,586,784

Shares		Percentage of Net Assets (%)	Value

ITALY — 0.6%
7,350,533	Other Securities	0.6	$22,090,016

JAPAN — 4.3%
33,012,045	Other Securities	4.3	162,955,076

LIECHTENSTEIN — 0.0%
2,049	Other Securities	0.0	203,888

LUXEMBOURG — 0.0%
282,026	Other Securities	0.0	837,087

MALAYSIA — 0.2%
12,573,739	Other Securities	0.2	8,988,614

MEXICO — 0.3%
4,738,180	Other Securities	0.3	10,767,436

MONACO — 0.0%
560	Other Securities	0.0	36,428

NETHERLANDS — 0.5%
986,510	Other Securities	0.5	19,199,851

NEW ZEALAND — 0.1%
1,899,476	Other Securities	0.1	3,384,939

NORWAY — 0.3%
2,709,068	Other Securities	0.3	12,165,367

PERU — 0.0%
28,658	Other Securities	0.0	132,254

PHILIPPINES — 0.1%
13,282,983	Other Securities	0.1	2,591,510

POLAND — 0.2%
2,547,797	Other Securities	0.2	7,164,825

PORTUGAL — 0.1%
2,249,141	Other Securities	0.1	4,704,834

PUERTO RICO — 0.0%
5,700	Other Securities	0.0	56,792

SINGAPORE — 0.3%
10,864,989	Other Securities	0.3	11,036,555

SOUTH AFRICA — 0.6%
5,223,613	Other Securities	0.6	22,324,746

SOUTH KOREA — 0.5%
1,192,786	Other Securities	0.5	19,319,825

SPAIN — 0.5%
2,361,340	Other Securities	0.5	19,291,718

SWEDEN — 0.5%
3,757,569	Other Securities	0.5	18,260,693

SWITZERLAND — 0.8%
741,086	Other Securities	0.8	29,405,832

TAIWAN — 0.6%
36,438,440	Other Securities	0.6	21,129,841

THAILAND — 0.1%
24,246,985	Other Securities	0.1	4,927,837

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Percentage of Net Assets (%)	Value

TURKEY — 0.2%
2,724,874	Other Securities	0.2	$6,935,159

UNITED ARAB EMIRATES — 0.0%
115,757	Other Securities	0.0	735,339

UNITED KINGDOM — 5.6%
46,672,223	Other Securities	5.6	213,935,516

UNITED STATES — 54.9%
375,000	ABM Industries, Inc.	0.2	8,058,750
1,463,107	Advance Auto Parts, Inc.	1.7	65,986,126
353,800	Alberto-Culver Co.	0.3	10,189,440
30,908	Alleghany Corp.(c)	0.2	9,184,621
365,900	Aptargroup, Inc.	0.4	15,748,336
242,625	ASML Holding NV - ADR	0.2	7,924,132
1,870,800	Assurant, Inc.	1.8	68,153,244
240,000	Avon Products, Inc.	0.2	7,759,200
107,000	Bio-Rad Laboratories, Inc. - Class A(c)	0.3	11,950,830
252,200	Brady Corp. - Class A	0.2	8,665,592
646,454	Citrix Systems, Inc.(c)	0.8	30,383,338
227,500	CLARCOR, Inc.	0.2	8,604,050
1,247,000	Computer Sciences Corp.(c)	1.7	65,330,330
2,635,000	Crown Holdings, Inc.(c)	1.8	68,510,000
752,366	Cummins, Inc.	1.4	54,343,396
568,400	Del Monte Foods Co.	0.2	8,491,896
955,247	Dollar Tree, Inc.(c)	1.5	58,002,597
1,845,057	Dresser-Rand Group, Inc.(c)	1.7	65,093,611
306,000	Flowers Foods, Inc.	0.2	8,066,160
240,500	Gen-Probe, Inc.(c)	0.3	11,397,295
4,010,000	H&R Block, Inc.	1.9	73,423,100
407,601	HCC Insurance Holdings, Inc.	0.3	11,082,671
354,300	Healthcare Realty Trust, Inc. REIT	0.2	8,552,802
1,054,150	Henry Schein, Inc.(c)	1.7	63,744,450
430,101	IDEX Corp.	0.4	14,451,394
1,379,500	JC Penney Co., Inc.	1.1	40,240,015
201,200	John Wiley & Sons, Inc. - Class A	0.2	8,504,724
305,488	Johnson Controls, Inc.	0.3	10,261,342
211,600	Landstar System, Inc.	0.3	9,356,952
2,017,624	McCormick & Co., Inc.	2.1	79,837,382
216,389	Morningstar, Inc.(c)	0.3	10,172,447
350,000	Myriad Genetics, Inc.(c)	0.2	8,403,500
297,300	National Instruments Corp.	0.3	10,280,634
1,815,746	NetApp, Inc.(c)	1.7	62,951,914
150,000	Northern Trust Corp.	0.2	8,247,000
1,748,500	Omnicom Group, Inc.	2.0	74,591,010
228,600	Ruddick Corp.	0.2	8,078,724
3,458,900	SEI Investments Co.	2.0	77,686,894
306,300	Sensient Technologies Corp.	0.3	9,657,639
392,900	Superior Energy Services, Inc.(c)	0.3	10,631,874
1,146,507	Ultra Petroleum Corp.(c)	1.4	54,768,639
533,700	Waste Connections, Inc.(c)	0.5	19,101,123
1,046,151	Waters Corp.(c)	2.0	75,312,410

Shares		Percentage of Net Assets (%)	Value

UNITED STATES (continued)
263,700	West Pharmaceutical Services, Inc.	0.3	$11,035,845
225,000	Willis Group Holdings Plc	0.2	7,751,250
1,347,222	Wisconsin Energy Corp.	1.9	70,742,627
27,529,115	Other Securities	17.3	658,421,556

			2,089,196,789

Total Common Stocks (Cost $2,751,593,578)			3,405,566,936

EXCHANGE-TRADED FUNDS — 7.3%
625,000	iShares MSCI EAFE Small Cap Index Fund	0.6	$23,518,750
2,168,500	iShares MSCI Emerging Markets Index Fund	2.4	91,185,425
100,861	iShares MSCI Japan Small Cap Index Fund	0.1	4,448,979
1,575,000	iShares MSCI Malaysia Index Fund	0.5	18,915,750
1,514,400	iShares MSCI Singapore Index Fund	0.5	18,233,376
357,000	iShares MSCI South Korea Index Fund	0.5	18,539,010
600,000	iShares S&P Small Cap 600 Index Fund	1.0	37,746,000
55,000	SPDR Russell Nomura Small Cap Japan Fund	0.0	2,266,836
510,000	SPDR S&P International Small Cap Fund	0.4	13,877,100
335,448	SPDR S&P Midcap 400 ETF Trust	1.3	50,025,360

Total Exchange-Traded Funds (Cost $218,441,973)			278,756,586

INVESTMENT COMPANY — 1.2%
47,251,400	SEI Daily Income Trust Government II Fund, Class A	1.2	47,251,400

Total Investment Company (Cost $47,251,400)			47,251,400

RIGHTS/WARRANTS — 0.0%
1,464,584	Other Rights/Warrants	0.0	93,779

Total Rights/Warrants (Cost $113,232)			93,779

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Percentage of Net Assets (%)	Value

U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Bank — 1.9%
$46,000,000	0.06%, 05/03/2010(d)	1.2	$46,000,000
25,000,000	0.08%, 05/04/2010	0.7	24,999,944

Total U.S. Government Agencies (Cost $70,999,944)			70,999,944

Shares

CASH SWEEP — 0.7%
26,231,586	Citibank - US Dollars on Deposit in Custody Account	0.7	26,231,585

Total Cash Sweep (Cost $26,231,585)			26,231,585

TOTAL INVESTMENTS — 100.6% (Cost $3,114,631,712)(a)			3,828,900,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(24,415,280)

NET ASSETS — 100.0%			$3,804,484,950

(a)	Cost for financial reporting purposes is $3,114,631,712 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$826,999,125
Unrealized depreciation	(112,730,607)

Net unrealized appreciation	$714,268,518

(b)	Illiquid security.

(c)	Non-income producing security.

(d)

The rate represents the annualized yield at time of purchase. This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

ADR — American Depositary Receipt REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	2.5%
Consumer Discretionary	14.8%
Consumer Staples	6.8%
Diversified Financials	5.3%
Energy	10.5%
Health Care	9.5%
Industrials	14.0%
Information Technology	11.7%
Insurance	4.8%
Materials	5.4%
Real Estate	1.1%
Telecommunication Services	0.5%
Utilities	2.6%
Other*	10.5%

100%

*

Includes cash and equivalents, exchange-traded funds, U.S. Government agencies and securities, rights/warrants, options, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 10.4%
AUSTRALIA — 0.1%
129,380	GrainCorp Ltd.	$688,329
1,626,450	Grange Resources Ltd.(b)	906,563
834,140	Sigma Pharmaceuticals Ltd.	344,859

		1,939,751

BELGIUM — 0.1%
5,800	D’ieteren SA	2,716,889

BRAZIL — 0.4%
935,770	Acos Villares SA	430,672
245,144	BM&FBOVESPA SA	1,614,784
82,310	Grendene SA	387,341
105,500	Itau Unibanco Holding SA - ADR	2,287,240
17,280	M Dias Branco SA	416,032
52,440	Marisa SA	532,470
22,820	Natura Cosmeticos SA	484,429
13,550	Odontoprev SA	444,716
119,100	Petroleo Brasileiro SA - ADR	4,518,654
12,110	Souza Cruz SA	469,561
84,400	Tam SA - ADR	1,491,348
86,900	Vale SA - ADR	2,338,479

		15,415,726

CANADA — 0.4%
113,470	Alimentation Couche Tard, Inc. - Class B	2,116,811
500,000	Asian Coast Development Ltd.(c)	6,000,000
309,430	ATS Automation Tooling Systems, Inc.(b)	2,135,366
478,210	Western Coal Corp.(b)	2,758,723
103,400	Zargon Energy Trust	2,094,873

		15,105,773

CHINA — 0.2%
4,300	Baidu Inc. - ADR(b)	2,963,990
887,670	Qingling Motors Co. Ltd. - H Shares	217,924
1,387,310	Regent Manner International Ltd.	688,820
275,700	Shandong Airlines Co. Ltd. - B Shares(b)	239,507
286,200	Shandong Chenming Paper Holdings Ltd. - B Shares	225,189
111,800	Tencent Holdings Ltd.	2,312,039
456,000	Tianneng Power International Ltd.	293,589
3,804,290	Yantai North Andre Juice Co. - H Shares	237,235

		7,178,293

DENMARK — 0.2%
39,890	FLSmidth & Co. AS	3,005,653
152,610	H. Lundbeck AS	2,541,959

Shares		Value

DENMARK (continued)
265,060	Torm AS(b)	$2,864,519

		8,412,131

EGYPT — 0.0%
35,070	Suez Cement	255,021
85,220	Telecom Egypt	280,553

		535,574

FRANCE — 0.2%
47,460	Groupe Danone	2,796,362
66,884	Pernod-Ricard SA	5,690,546

		8,486,908

GERMANY — 0.2%
23,890	Axel Springer AG	2,710,046
30,200	Deutsche Boerse AG	2,344,502
260,370	Kontron AG	2,479,382

		7,533,930

GREECE — 0.1%
125,720	OPAP SA	2,553,518

HONG KONG — 0.2%
1,178,000	China Overseas Land & Investment Ltd.	2,287,382
1,376,560	China Pharmaceutical Group Ltd.	1,004,568
183,000	Hengan International Group Co. Ltd.	1,404,878
4,468,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	922,197
332,230	Kingboard Laminates Holdings Ltd.	352,962
635,300	RCG Holdings Ltd.(b)	681,996
1,373,000	Samson Holding Ltd.	245,192
4,068,000	Singamas Container Holdings Ltd.(b)	728,763
2,836,000	Victory City International Holdings Ltd.	654,593

		8,282,531

INDIA — 0.3%
108,760	Balrampur Chini Mills Ltd.	203,123
39,754	Container Corp. of India	1,160,317
1,775,555	GMR Infrastructure Ltd.(b)	2,637,269
127,820	Graphite India Ltd.	295,907
66,190	Gujarat Flourochemicals Ltd.	246,779
77,476	Kotak Mahindra Bank Ltd.	1,271,248
28,240	Nava Bharat Ventures Ltd.	265,441
70,720	Polaris Software Lab Ltd.	290,643
116,800	Reliance Industries Ltd.	2,695,621
19,830	Tata Steel Ltd.	273,660
42,934	United Spirits Ltd.	1,212,201
44,560	Vardhman Textiles Ltd.	263,619
17,400	Zuari Industries Ltd.	258,246

		11,074,074

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

INDONESIA — 0.0%
696,000	Medco Energi Internasional Tbk PT	$224,058
1,047,000	Tunas Ridean Tbk PT	323,534

		547,592

IRELAND — 0.2%
146,000	Accenture Plc - Class A	6,371,440
139,100	Elan Corp. Plc - ADR(b)	934,752

		7,306,192

ITALY — 0.3%
204,470	ERG SpA	2,811,722
1,183,910	Hera SpA	2,513,093
1,506,751	Intesa Sanpaolo SpA(b)	4,966,131

		10,290,946

JAPAN — 0.6%
116,200	Aeon Mall Co. Ltd.	2,435,476
46,000	Alpen Co. Ltd.	806,849
42,000	ASKUL Corp.	850,031
19,000	Bank of Okinawa Ltd. (The)	782,125
35,000	Cosmos Pharmaceutical Corp.	738,284
104,000	Daicel Chemical Industries Ltd.	666,718
30,000	Doshisha Co. Ltd.	764,685
92,000	Iida Home Max	914,366
110,000	Kinki Sharyo Co. Ltd.	727,126
34,000	Kissei Pharmaceutical Co. Ltd.	738,788
51,000	Megachips Corp.	748,526
37,000	Meitec Corp.	776,838
24,000	Miraca Holdings, Inc.	773,150
365,000	Mitsubishi Steel Manufacturing Co. Ltd.	901,775
41,000	Modec, Inc.	749,768
524,000	Nippon Coke & Engineering Co. Ltd.	974,174
63,000	NSD Co. Ltd.	770,936
53,000	Sato Corp.	690,674
60,000	Siix Corp.	769,604
29,000	Token Corp.	849,812
86,900	Toyota Motor Corp.	3,357,639

		20,787,344

MALAYSIA — 0.0%
619,000	DRB-Hicom Berhad	215,844
306,130	SapuraCrest Petroleum Berhad	218,757

		434,601

MEXICO — 0.2%
109,600	America Movil SAB de CV - ADR, Series L	5,642,208
293,500	Grupo Financiero Banorte SAB de CV - Series O	1,179,983

		6,822,191

MOROCCO — 0.0%
1,500	Cosumar	285,342

Shares		Value

PAKISTAN — 0.0%
423,290	Kot Addu Power Co. Ltd.	$221,090
242,040	Lucky Cement Ltd.	208,453
901,720	Pakistan Telecommunication Co. Ltd.	231,178

		660,721

POLAND — 0.0%
337,120	Netia SA(b)	561,512

RUSSIA — 0.1%
96,600	Gazprom OAO - ADR(b)	2,249,814

SOUTH AFRICA — 0.0%
2,720	Assore Ltd.	287,817
31,150	Highveld Steel and Vanadium Corp. Ltd.(b)	350,559
53,510	Pioneer Foods Ltd.	284,908
17,690	Wilson Bayly Holmes-Ovcon Ltd.	286,497

		1,209,781

SOUTH KOREA — 0.2%
53,580	CJ Internet Corp.	675,972
35,740	Global & Yuasa Battery Co. Ltd.	909,799
59,370	Handsome Co. Ltd.	782,820
45,840	Hyundai Hysco	781,876
12,850	KT&G Corp.	647,705
22,920	LG Display Co. Ltd.	974,753
7,710	LG Electronics, Inc.	840,679
106,890	Wooree ETI Co. Ltd.	858,791

		6,472,395

SPAIN — 0.2%
53,600	Corp. Financiera Alba	2,583,179
593,800	Iberdrola Renovables SA	2,302,059
164,850	Telefonica SA	3,731,421

		8,616,659

SWEDEN — 0.1%
147,900	Investor AB - B Shares	2,797,997

SWITZERLAND — 0.2%
11,270	Noble Corp.(b)	445,052
27,991	Roche Holding AG	4,419,476
11,800	Valora Holding AG	2,964,456

		7,828,984

TAIWAN — 0.1%
80,000	Chinese Maritime Transport Ltd.	208,755
2,107,970	Chunghwa Picture Tubes Ltd.(b)	203,181
63,469	Dynapack International Technology Corp.	203,790
518,890	Elitegroup Computer Systems Co. Ltd.	214,984
176,000	First Steamship Co. Ltd.	305,900
136,000	Gemtek Technology Corp.	216,357
223,430	Great Wall Enterprise Co.	223,979

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
88,000	Green Energy Technology, Inc.	$205,672
153,000	Senao International Co. Ltd.	241,844
117,460	Taiwan Mobile Co. Ltd.	224,780
135,000	Taiwan Navigation Co. Ltd.	176,165

		2,425,407

THAILAND — 0.0%
13,445,700	Bangkokland Public Co. Ltd. - FOR(b)	204,632
91,600	Electricity Generating Public Co. Ltd. - FOR	223,448
2,649,900	True Corp. Public Co. Ltd. - FOR(b)	219,866

		647,946

TURKEY — 0.1%
168,500	Turk Hava Yollari AO	556,973
98,370	Turkcell Iletisim Hizmet AS	637,581
96,290	Yazicilar Holding AS - Class A	682,695

		1,877,249

UNITED KINGDOM — 0.9%
16,090	Amdocs Ltd.(b)	513,915
80,300	Anglo American Plc(b)	3,410,817
230,550	Berkeley Group Holdings Plc(b)	2,927,095
158,050	Dana Petroleum Plc(b)	2,914,438
47,550	Rio Tinto Plc	2,458,366
869,696	Rolls-Royce Group Plc(b)	7,663,323
75,518,640	Rolls-Royce Group Plc - C Shares	115,548
123,700	Standard Chartered Plc	3,299,648
984,900	Vodafone Group Plc	2,182,402
385,530	WH Smith Plc	2,957,417
287,760	WPP Plc	3,050,939

		31,493,908

UNITED STATES — 4.8%
23,145	Aaron’s, Inc.	522,383
11,650	Advance Auto Parts, Inc.	525,415
27,200	Amazon.com, Inc.(b)	3,728,032
8,410	Amedisys, Inc.(b)	484,248
17,980	American Financial Group, Inc.	529,151
15,310	American Physicians Capital, Inc.	511,966
8,530	Amgen, Inc.(b)	489,281
14,310	Andersons, Inc. (The)	517,163
84,580	APAC Customer Services, Inc.(b)	486,335
32,470	Apogee Enterprises, Inc.	446,138
21,100	Apple, Inc.(b)	5,509,632
20,230	Applied Industrial Technologies, Inc.	622,679
51,800	Arch Coal, Inc.	1,398,600
37,160	Asbury Automotive Group, Inc.(b)	577,838
51,100	Autodesk, Inc.(b)	1,737,911

Shares		Value

UNITED STATES (continued)
16,100	AutoZone, Inc.(b)	$2,978,661
19,050	Baldwin & Lyons, Inc. - Class B	477,965
308,600	Bank of America Corp.	5,502,338
49,200	Bed Bath & Beyond, Inc.(b)	2,261,232
4,910	Bio-Rad Laboratories, Inc. - Class A(b)	548,398
18,260	Brink’s Co. (The)	486,264
21,520	CA, Inc.	490,871
28,740	Cabela’s, Inc.(b)	521,918
57,700	Cameron International Corp.(b)	2,276,842
25,160	Cantel Medical Corp.	502,194
13,210	Carlisle Cos., Inc.	498,413
8,780	Chemed Corp.	482,988
9,660	Chubb Corp.	510,724
10,130	Columbia Sportswear Co.	562,620
15,860	Comtech Telecommunications Corp.(b)	495,466
25,790	Cooper Tire & Rubber Co.	547,264
27,120	Corning, Inc.	522,060
23,670	Corrections Corp. of America(b)	490,442
10,780	Cracker Barrel Old Country Store, Inc.	532,209
13,460	Cubic Corp.	502,193
155,240	Denny’s Corp.(b)	516,949
15,190	Discovery Communications, Inc. - Class A(b)	587,853
22,700	DISH Network Corp. - Class A	502,805
8,720	Dollar Tree, Inc.(b)	529,478
35,420	Domino’s Pizza, Inc.(b)	545,822
17,890	DPL, Inc.	504,140
18,210	Dress Barn, Inc.(b)	504,053
7,010	Dun & Bradstreet Corp.	539,560
56,060	Earthlink, Inc.	505,661
22,900	Edwards Lifesciences Corp.(b)	2,360,532
20,730	Endo Pharmaceuticals Holdings, Inc.(b)	453,987
21,000	EOG Resources, Inc.	2,354,520
297,300	Fifth Third Bancorp	4,432,743
10,670	Fluor Corp.	563,803
75,240	Force Protection, Inc.(b)	402,534
96,190	Gander Mountain Co.(b)	493,455
21,520	Gap, Inc. (The)	532,190
13,710	Garmin Ltd.	512,480
17,070	GeoEye, Inc.(b)	486,495
54,700	Gilead Sciences, Inc.(b)	2,169,949
19,770	Global Partners LP	453,524
38,400	Goldman Sachs Group, Inc. (The)	5,575,680
14,600	Google, Inc. - Class A(b)	7,671,424
15,340	Group 1 Automotive, Inc.(b)	476,307
17,270	Gulfmark Offshore, Inc. - Class A(b)	595,297
9,580	Gymboree Corp.(b)	470,665
45,300	H&E Equipment Services, Inc.(b)	534,993
10,800	Harris Corp.	555,984

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
15,650	Harsco Corp.	$484,524
61,240	Hawaiian Holdings, Inc.(b)	434,804
89,190	Hecla Mining Co.(b)	532,464
11,250	Herbalife Ltd.	542,813
11,910	Hormel Foods Corp.	485,452
9,830	Hubbell, Inc. - Class B	456,800
10,210	Humana, Inc.(b)	466,801
36,390	Huntsman Corp.	415,210
28,800	Illumina, Inc.(b)	1,205,856
34,280	Insight Enterprises, Inc.(b)	515,228
3,840	International Business Machines Corp.	495,360
107,110	International Coal Group, Inc.(b)	564,470
19,320	International Paper Co.	516,617
11,250	Jacobs Engineering Group, Inc.(b)	542,475
63,400	Janus Capital Group, Inc.	892,672
12,060	Jo-Ann Stores, Inc.(b)	532,087
10,210	Jos. A. Bank Clothiers, Inc.(b)	621,381
192,800	JPMorgan Chase & Co.	8,209,424
221,100	Juniper Networks, Inc.(b)	6,281,451
13,150	Kaydon Corp.	547,434
22,220	Kensey Nash Corp.(b)	503,283
63,600	KeyCorp	573,672
9,130	Kohl’s Corp.(b)	502,059
131,340	Kopin Corp.(b)	552,941
6,650	Laboratory Corp. of America Holdings(b)	522,491
8,400	Lancaster Colony Corp.	461,748
16,530	Layne Christensen Co.(b)	452,591
18,190	Lincoln Educational Services Corp.(b)	454,022
143,000	Lowe’s Cos., Inc.	3,878,160
5,620	Lubrizol Corp.	507,711
8,650	Manpower, Inc.	485,265
9,740	Mantech International Corp - Class A(b)	438,592
44,000	MarineMax, Inc.(b)	490,600
18,200	Mastercard, Inc. - Class A	4,514,328
21,620	Mattel, Inc.	498,341
82,310	Mediacom Communications Corp. - Class A(b)	544,892
8,990	Mednax, Inc.(b)	493,911
54,510	ModusLink Global Solutions, Inc.(b)	486,774
97,200	Monsanto Co.	6,129,432
113,900	Morgan Stanley	3,442,058
32,100	MSCI, Inc. - Class A(b)	1,112,265
19,870	Multi-Fineline Electronix, Inc.(b)	515,030
51,700	Murphy Oil Corp.	3,109,755
43,110	National Beverage Corp.	500,076
3,920	National Presto Industries, Inc.	438,922
34,930	News Corp. - Class A	538,621
7,620	Oceaneering International, Inc.(b)	499,110

Shares		Value

UNITED STATES (continued)
10,780	Oil States International, Inc.(b)	$520,782
72,890	Omnova Solutions, Inc.(b)	557,609
32,170	Penske Auto Group, Inc.(b)	481,907
22,410	Perry Ellis International, Inc.(b)	540,753
22,210	Pharmaceutical Product Development, Inc.	610,775
10,270	Phillips-Van Heusen Corp.	647,113
27,000	Praxair, Inc.	2,261,790
8,520	ProAssurance Corp.(b)	519,294
147,500	QUALCOMM, Inc.	5,714,150
128,420	Quiksilver, Inc.(b)	684,479
47,400	Range Resources Corp.	2,263,824
36,400	Red Hat, Inc.(b)	1,087,268
10,360	Reliance Steel & Aluminum Co.	505,672
9,310	Ross Stores, Inc.	521,360
14,500	SanDisk Corp.(b)	578,405
104,150	Santarus, Inc.(b)	341,612
16,920	Scansource, Inc.(b)	471,391
31,800	Schlumberger Ltd.	2,271,156
16,970	Scholastic Corp.	458,360
380	Seaboard Corp.	554,804
6,120	SEACOR Holdings, Inc.(b)	515,120
23,430	Sealed Air Corp.	503,745
57,110	SFN Group, Inc.(b)	488,290
8,380	Silgan Holdings, Inc.	505,565
115,970	Smith & Wesson Holding Corp.(b)	516,066
41,820	Sonic Automotive, Inc. - Class A(b)	446,638
15,220	STERIS Corp.	506,522
23,520	Sterling Construction Co., Inc.(b)	411,600
10,830	Steven Madden Ltd.(b)	627,707
18,820	T-3 Energy Services, Inc.(b)	559,895
9,270	Target Corp.	527,185
27,920	Team, Inc.(b)	485,808
64,720	TeleCommunication Systems, Inc. - Class A(b)	447,215
27,760	TeleTech Holdings, Inc.(b)	459,428
16,080	Time Warner, Inc.	531,926
11,620	TJX Cos., Inc.	538,471
10,480	Towers Watson & Co. - Class A	503,040
8,430	Tractor Supply Co.	566,243
9,230	Travelers Cos., Inc. (The)	468,330
27,100	Trinity Industries, Inc.	674,519
8,460	Triumph Group, Inc.	656,158
17,040	United Natural Foods, Inc.(b)	522,958
11,930	United States Lime & Minerals, Inc.(b)	486,148
12,950	Universal Forest Products, Inc.	544,548
10,330	URS Corp.(b)	530,446
31,080	US Ecology, Inc.	484,848
15,590	USANA Health Sciences, Inc.(b)	565,138
5,920	Valmont Industries, Inc.	493,077
14,440	Walgreen Co.	507,566
56,200	WellPoint, Inc.(b)	3,023,560

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
20,470	Weyco Group, Inc.	$500,287
38,420	Willbros Group, Inc.(b)	482,171

		173,173,412

Total Common Stocks (Cost $343,884,553)		375,725,091

EXCHANGE-TRADED FUNDS — 2.6%
UNITED STATES — 2.6%
200,000	iPATH S&P 500 VIX Mid-Term Futures ETN(b)	14,434,000
150,000	iShares iBoxx High Yield Corp. Bond Fund	13,410,000
1,000,000	iShares MSCI Malaysia Index Fund	12,010,000
775,000	iShares MSCI South Korea Index Fund	40,245,750
960,000	iShares MSCI Taiwan Index Fund	12,192,000

Total Exchange-Traded Funds (Cost $72,827,484)		92,291,750

PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
5,000	Crown Castle International Corp., Cnv.(b)	282,850
225,000	Fannie Mae(b)	328,500
250,000	Freddie Mac(b)	402,500
875,000	Motors Liquidation Co. Series C, Cnv.(b)	7,542,500

Total Preferred Stocks (Cost $13,435,830)		8,556,350

Principal Amount		Value

BANK LOANS — 2.1%
UNITED STATES — 2.1%
$2,000,000	American General Finance, Term B Loan, 7.25%, 04/16/15(d)	2,025,000
928,698	Amscan Holdings, Inc., 2.53%, 05/27/13(d)	889,229
2,493,564	Avaya, Inc., Term A Loan, 3.00%, 10/24/14(d)	2,282,780
1,571,226	Calpine Corp., 3.26%, 03/29/14(d)	1,512,493
1,984,733	Cengage Learning Acquisitions, Inc., 2.77%, 07/03/14(d)	1,772,277
2,500,000	Cequel Communications LLC, Tranche A Term Loan, Second Lien, 4.79%, 05/05/14(d)	2,500,000

Principal Amount		Value

UNITED STATES (continued)
$997,044	Cumulus Media, Inc., Replacement Term Loan, 4.26%, 06/11/14(d)	$912,296
3,691,988	Dana Holding Corp., Term Advance, 4.90%, 01/30/15(d)	3,655,068
1,474,531	Dollar General Corp., 3.44%, 07/07/14(d)	1,450,570
2,000,000	Harrah’s Operating Co., Inc., 3.25%, 01/28/15(d)	1,756,944
2,000,000	Intelsat Jackson Holdings Ltd., 3.24%, 02/01/14(d)	1,890,000
964,450	Isle of Capri Casinos, Inc., 2.97%, 11/25/13(d)	940,935
385,780	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	376,374
339,299	Isle of Capri Casinos, Inc., 5.00%, 11/25/13(d)	331,026
2,267,089	L-1 Identity Solutions, Inc., 7.00%, 08/05/13(d)	2,268,034
543,511	Las Vegas Sands Corp., I Term Loan, 2.02%, 05/23/14(d)	513,278
2,689,894	Las Vegas Sands Corp., Tranche B Term Loan, 2.02%, 05/23/14(d)	2,540,268
1,047,576	Manitowoc Co., Inc. (The), 7.50%, 11/06/14(d)	1,048,512
4,324,268	MGM Mirage, Inc., 6.00%, 10/03/11(d)	4,156,703
603,065	Michaels Stores, Inc., Replacement Term B-1 Loan, 2.56%, 10/31/13(d)	577,519
3,285,170	Nuveen Investments, Inc., 3.49%, 11/13/14(d)	2,996,693
1,000,000	Nuveen Investments, Inc., 12.50%, 07/21/15(d)	912,188
3,265,934	OSI Restaurant Partners LLC, 2.57%, 06/14/14(d)	2,951,587
295,099	OSI Restaurant Partners LLC, Pre-Funded Loan, 2.22%, 06/14/13(d)	266,696
2,352,624	Penn National Gaming, Inc., 2.44%, 10/03/12(d)	2,325,167
1,944,651	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 3.00%, 04/02/14(d)	1,887,932
1,000,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Term Loan C, 7.50%, 04/01/15(d)	1,005,313
3,900,000	PQ Corp., Second Lien, 6.74%, 07/30/15(d)	3,592,875

Old Westbury Funds, Inc.
Global Opportunities Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
$2,809,694		Rental Service Corp., 3.99%, 11/30/13(d)	$2,725,403
3,216,363		Sensata Technologies B.V./Sensata Technologies Finance Co. LLC, 2.20%, 04/27/13(d)	3,096,419
1,500,000		Sequa Corp., 3.25%, 12/03/14(d)	1,392,321
273,415		ServiceMaster Co. (The), 2.73%, 07/24/14(d)	263,921
2,745,542		ServiceMaster Co. (The), 2.74%, 07/24/14(d)	2,650,211
2,500,000		Smurfit-Stone Container, Term B Loan, 0.00%, 02/10/16(d)	2,475,000
1,506,945		Spectrum Brands, Inc., 8.04%, 03/30/13(d)	1,500,917
4,500,000		Spectrum Brands, Inc., Bridge Loan, 9.00%, 04/15/11(d)	4,500,000
1,335,497		SunGard Data Systems, Inc., 3.43%, 02/28/16(d)	1,289,173
2,244,246		TXU Energy, Initial Tranche B-3 Term Loan, 3.73%, 10/10/14(d)	1,825,319
1,780,945		Univar, Inc., Tranche B Term Loan, 3.23%, 10/10/14(d)	1,746,662
997,436		US Foodservice, Term Loan, 2.73%, 07/03/14(d)	905,173
2,500,000		Venoco, Inc., 4.25%, 05/07/14(d)	2,393,750

Total Bank Loans (Cost $70,496,035)			76,102,026

CORPORATE BONDS — 58.0%

AUSTRALIA — 0.5%
22,500,000	(e)	Transpacific Industries Group Ltd., Cnv., 6.75%, 12/07/14	17,627,742

AUSTRIA — 0.6%
6,462,800	(e)	A-TEC Industries AG, Cnv., 6.19%, 05/10/14	15,058,584
5,000,000	(e)	A-TEC Industries AG, Cnv., 8.75%, 10/27/14	6,264,926

			21,323,510

BERMUDA — 1.8%
7,000,000	(f)	Celestial Nutrifoods Ltd., Cnv., 15.73%, 06/12/11(g)	1,021,674
28,000,000		Central European Media Enterprises Ltd., Cnv., 3.50%, 03/15/13(h)	24,605,000

Principal Amount			Value

BERMUDA (continued)
$14,500,000		Global Crossing Ltd., Cnv., 5.00%, 05/15/11	$14,572,500
6,250,000		Intelsat Bermuda Ltd., STEP, 11.25%, 02/04/17	6,546,875
1,550,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	1,677,875
4,250,000		Intelsat Ltd., 6.50%, 11/01/13	4,196,875
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(h)	1,552,500
1,000,000		Norwegian Cruise Line Corp. Ltd., 11.75%, 11/15/16(h)	1,110,000
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(h)	190,000
1,000,000		Petroplus Finance Ltd., 9.38%, 09/15/19(h)	955,000
7,000,000		Seadrill Ltd., Cnv., 3.63%, 11/08/12	7,332,500

			63,760,799

BRAZIL — 0.0%
1,000,000		Petrobras International Finance Co., 5.75%, 01/20/20	1,015,664

CANADA — 0.4%
2,550,000		Bombardier, Inc., 7.75%, 03/15/20(h)	2,709,375
10,000,000	(e)	Uranium One, Inc., Cnv., 4.25%, 12/31/11	9,135,657
2,650,000		Videotron Ltee, 6.88%, 01/15/14	2,683,125
1,000,000		Videotron Ltee, 9.13%, 04/15/18	1,110,000

			15,638,157

FINLAND — 0.3%
7,800,000	(e)	Talvivaara Mining Co. Plc, Cnv., 5.25%, 05/20/13	10,931,216

FRANCE — 0.2%
1,500,000		Cie Generale de Geophysique- Veritas, 7.50%, 05/15/15	1,518,750
2,000,000		Cie Generale de Geophysique- Veritas, 9.50%, 05/15/16	2,140,000
1,500,000		Cie Generale de Geophysique- Veritas, 7.75%, 05/15/17	1,515,000

			5,173,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount			Value

GERMANY — 0.5%
$500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	$521,250
14,000,000	(e)	TUI AG, Cnv., 2.75%, 09/01/12	16,586,662
2,150,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17(h)	2,193,000

			19,300,912

HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(g)	1,133,154

INDIA — 0.7%
6,700,000		Jaiprakash Associates Ltd., Cnv., 7.57%, 09/12/12(g)	8,760,250
1,000,000		Jaiprakash Power Ventures Ltd., Cnv., 5.00%, 02/13/15	1,084,898
13,000,000		Ranbaxy Laboratories Ltd., Cnv., 14.20%, 03/18/11(g)	15,737,449

			25,582,597

INDONESIA — 0.0%
1,000,000		Berlian Laju Tanker Tbk PT, Cnv., 12.00%, 02/10/15	1,052,500

JAPAN — 0.5%
1,850,000,000	(e)	Pioneer Corp., Cnv., 17.64%, 03/04/11(g)	18,917,089

LUXEMBOURG — 0.8%
1,000,000		ArcelorMittal, 9.00%, 02/15/15	1,202,800
1,000,000		FMC Finance III SA, 6.88%, 07/15/17	1,037,500
500,000		Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(h)	538,235
13,500,000	(e)	Kloeckner & Co. Finance International SA, Cnv., 1.50%, 07/27/12	16,364,072
8,500,000		Wind Acquisition Finance SA, 11.75%, 07/15/17(h)	9,456,250

			28,598,857

NORWAY — 1.1%
41,400,000		Petroleum Geo-Services ASA, Cnv., 2.70%, 12/03/12	37,692,464

PHILIPPINES — 0.3%
10,000,000		First Gen Corp., Cnv., 2.50%, 02/11/13	11,388,890

Principal Amount			Value

SOUTH AFRICA — 1.0%
$75,000,000	(e)	Netcare Ltd., Cnv., 6.00%, 09/30/11	$10,299,587
186,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 5.70%, 07/31/13	22,568,537
29,000,000	(e)	Steinhoff International Holdings Ltd., Cnv., 9.63%, 07/20/15	4,142,016

			37,010,140

SWEDEN — 0.1%
2,000,000		Volvo Treasury AB, 5.95%, 04/01/15(h)	2,071,010

THAILAND — 0.4%
13,500,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	14,121,824

UNITED ARAB EMIRATES — 0.4%
15,350,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	14,131,210

UNITED KINGDOM — 0.4%
8,000,000	(i)	International Power Finance (Jersey) III Ltd., Cnv., 4.75%, 06/05/15	10,591,250
2,250,000		Virgin Media Finance Plc, 9.13%, 08/15/16	2,401,875
1,000,000		Virgin Media Finance Plc, 9.50%, 08/15/16	1,097,500
1,000,000		Virgin Media Finance Plc, 8.38%, 10/15/19	1,047,500

			15,138,125

UNITED STATES — 47.8%
1,850,000		Accellent, Inc., 10.50%, 12/01/13	1,863,875
1,150,000		Accellent, Inc., 8.38%, 02/01/17(h)	1,162,938
750,000		Acco Brands Corp., 7.63%, 08/15/15	714,375
31,134,000		ADC Telecommunications, Inc., Cnv., 0.83%, 06/15/13(d)	27,553,590
11,000,000		Advanced Micro Devices, Inc., Cnv., 6.00%, 05/01/15	10,601,250
4,000,000		AES Corp. (The), 9.75%, 04/15/16(h)	4,370,000
3,750,000		AES Corp. (The), 8.00%, 10/15/17	3,862,500
1,000,000		AES Corp. (The), 8.00%, 06/01/20	1,025,000
2,250,000		Affinion Group Inc., 10.13%, 10/15/13	2,334,375

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,000,000	Affinion Group Inc., 11.50%, 10/15/15	$3,165,000
18,000,000	Affymetrix, Inc., Cnv., 3.50%, 01/15/38	16,267,500
2,500,000	AK Steel Corp., 7.75%, 06/15/12	2,506,250
42,400,000	Alcatel-Lucent USA Inc., 2.88%, 06/15/25	37,365,000
2,350,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	2,402,875
3,000,000	Altria Group, Inc., 9.25%, 08/06/19	3,705,846
1,000,000	Ameren Corp., 8.88%, 05/15/14	1,167,890
250,000	American Airlines, Inc., 10.50%, 10/15/12(h)	267,812
750,000	American Axle & Manufacturing, Inc., 5.25%, 02/11/14	676,875
2,450,000	American Axle & Manufacturing, Inc., 9.25%, 01/15/17(h)	2,603,125
1,050,000	American Axle & Manufacturing, Inc., 7.88%, 03/01/17	1,000,125
2,500,000	American Casino & Entertainment Properties LLC, 11.00%, 06/15/14	2,456,250
2,500,000	AmeriGas Partners LP, 7.25%, 05/20/15	2,550,000
500,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	511,250
3,000,000	Ameristar Casinos, Inc., 9.25%, 06/01/14	3,150,000
1,500,000	AMH Holdings, Inc., STEP, 11.25%, 03/01/14	1,548,750
1,450,000	ARAMARK Corp., 5.00%, 06/01/12	1,426,438
11,000,000	ARAMARK Corp., 8.50%, 02/01/15	11,288,750
2,600,000	ArvinMeritor, Inc., 8.13%, 09/15/15	2,551,250
1,550,000	ArvinMeritor, Inc., 10.63%, 03/15/18	1,666,250
16,000,000	ArvinMeritor, Inc., Cnv., 4.00%, 02/15/27	14,200,000
4,750,000	ArvinMeritor, Inc., Cnv., STEP, 4.63%, 03/01/26	4,910,312
700,000	Ashtead Capital, Inc., 9.00%, 08/15/16(h)	721,000
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.63%, 05/15/14	1,020,000

Principal Amount		Value

UNITED STATES (continued)
$2,350,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, 05/15/16	$2,397,000
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, 03/15/18(h)	1,080,000
2,900,000	Avis Budget Group, Inc., Cnv., 3.50%, 10/01/14(h)	3,385,750
2,050,000	Baldor Electric Co., 8.63%, 02/15/17	2,167,875
2,000,000	Ball Corp., 7.38%, 09/01/19	2,105,000
750,000	Biomet, Inc., 10.00%, 10/15/17	825,000
3,250,000	Biomet, Inc., 11.63%, 10/15/17	3,640,000
1,500,000	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20(h)	1,545,000
2,000,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17(h)	2,145,000
2,750,000	Bon-Ton Department Stores, Inc. (The), 10.25%, 03/15/14	2,784,375
3,750,000	Boyd Gaming Corp., 6.75%, 04/15/14	3,468,750
1,850,000	Brunswick Corp., 11.25%, 11/01/16(h)	2,183,000
1,700,000	Cablevision Systems Corp., 8.63%, 09/15/17(h)	1,793,500
1,000,000	Cablevision Systems Corp., 8.00%, 04/15/20	1,017,500
3,088,000	Calpine Corp., 7.25%, 10/15/17(h)	2,995,360
8,000,000	CapitalSource, Inc., Cnv., 7.25%, 07/15/37	7,840,000
6,000,000	CapitalSource, Inc., Cnv., STEP, 4.00%, 07/15/34	5,790,000
22,000,000	Carrizo Oil & Gas, Inc., Cnv., 4.38%, 06/01/28	19,690,000
4,000,000	CBIZ, Inc., Cnv., 3.13%, 06/01/26	3,900,000
2,850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.88%, 04/30/18(h)	2,899,875
500,000	Cemex Finance LLC, 9.50%, 12/14/16(h)	505,000
18,000,000	Central European Distribution Corp., Cnv., 3.00%, 03/15/13	16,200,000
3,300,000	Cenveo Corp., 7.88%, 12/01/13	3,300,000
2,700,000	Cenveo Corp., 8.88%, 02/01/18(h)	2,787,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$3,150,000	Ceridian Corp., 11.25%, 11/15/15	$3,244,500
1,000,000	Ceridian Corp., 12.25%, 11/15/15(j)	1,030,000
10,000,000	Chemed Corp., Cnv., 1.88%, 05/15/14	9,225,000
4,000,000	Chesapeake Energy Corp., 6.88%, 01/15/16	3,990,000
2,000,000	Chesapeake Energy Corp., 6.25%, 01/15/18	1,930,000
1,000,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	1,050,000
54,000,000	Ciena Corp., Cnv., 0.25%, 05/01/13	46,575,000
1,000,000	CIGNA Corp., 8.50%, 05/01/19	1,229,693
2,000,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	1,960,000
1,000,000	Cincinnati Bell, Inc., 8.25%, 10/15/17	1,015,000
3,500,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	3,543,750
3,250,000	CIT Group, Inc., 7.00%, 05/01/16	3,091,562
6,100,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	5,962,750
850,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	907,375
4,050,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(h)	4,338,562
10,000,000	Cogent Communications Group, Inc., Cnv., 1.00%, 06/15/27	7,500,000
1,550,000	Complete Production Services, Inc., 8.00%, 12/15/16	1,584,875
5,700,000	Consol Energy, Inc., 8.00%, 04/01/17(h)	6,020,625
1,750,000	Consol Energy, Inc., 8.25%, 04/01/20(h)	1,863,750
1,500,000	Constellation Brands, Inc., 7.25%, 09/01/16	1,539,375
1,250,000	Constellation Brands, Inc., 7.25%, 05/15/17	1,275,000
2,650,000	Corrections Corp. of America, 7.75%, 06/01/17	2,809,000
20,600,000	Covanta Holding Corp., Cnv., 1.00%, 02/01/27	19,673,000
1,750,000	Crown Americas LLC/Crown Americas Capital Corp II, 7.63%, 05/15/17(h)	1,822,188

Principal Amount		Value

UNITED STATES (continued)
$3,500,000	Crown Castle International Corp., 9.00%, 01/15/15	$3,758,125
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14(h)	1,072,500
1,100,000	CSC Holdings, Inc., 7.63%, 07/15/18	1,155,000
2,500,000	DaVita, Inc., 7.25%, 03/15/15	2,550,000
500,000	Delta Air Lines, Inc., 9.50%, 09/15/14(h)	529,375
1,600,000	Denbury Resources, Inc., 7.50%, 12/15/15	1,644,000
2,500,000	Denbury Resources, Inc., 9.75%, 03/01/16	2,762,500
896,000	Denbury Resources, Inc., 8.25%, 02/15/20	960,960
2,000,000	Discover Bank, 8.70%, 11/18/19	2,271,260
3,000,000	DISH DBS Corp., 6.63%, 10/01/14	3,030,000
500,000	DISH DBS Corp., 7.13%, 02/01/16	507,500
900,000	DISH DBS Corp., 7.88%, 09/01/19	945,000
1,500,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	1,642,500
1,150,000	Dole Food Co., Inc., 8.00%, 10/01/16(h)	1,190,250
3,000,000	DST Systems, Inc., Cnv., 4.13%, 08/15/23(d)	3,097,500
850,000	Dynegy Holdings, Inc., 7.50%, 06/01/15	748,000
2,425,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	2,134,000
2,000,000	Easton-Bell Sports, Inc., 9.75%, 12/01/16(h)	2,130,000
1,250,000	Education Management LLC/Education Management Finance Corp., 8.75%, 06/01/14	1,285,938
3,150,000	El Paso Corp., 7.00%, 06/15/17	3,236,269
600,000	El Paso Corp., 7.25%, 06/01/18	623,644
6,315,000	EnerSys, Cnv., STEP, 3.38%, 06/01/38	6,015,038
1,750,000	Equinix, Inc., 8.13%, 03/01/18	1,822,188
30,600,000	Euronet Worldwide, Inc., Cnv., 3.50%, 10/15/25	29,223,000
4,000,000	EXCO Resources, Inc., 7.25%, 01/15/11	3,995,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$9,788,000	Exterran Energy Corp., Cnv., 4.75%, 01/15/14	$9,506,595
1,650,000	Felcor Lodging LP, 10.00%, 10/01/14	1,724,250
1,500,000	Ferrellgas Partners LP, 9.13%, 10/01/17(h)	1,590,000
1,250,000	Ferrellgas Partners Lp Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	1,271,875
18,600,000	Ferro Corp., Cnv., 6.50%, 08/15/13	18,460,500
3,750,000	Ford Motor Credit Co. LLC, 8.00%, 06/01/14	3,941,389
4,000,000	Ford Motor Credit Co. LLC, 7.00%, 04/15/15	4,067,764
5,250,000	Ford Motor Credit Co. LLC, 8.13%, 01/15/20	5,562,280
3,000,000	Freescale Semiconductor, Inc., 10.13%, 03/15/18(h)	3,240,000
1,600,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(h)	1,800,000
750,000	FTI Consulting, Inc., 7.75%, 10/01/16	771,562
400,000	Gaylord Entertainment Co., Cnv., 3.75%, 10/01/14(h)	556,500
17,000,000	GenCorp, Inc., Cnv., 2.25%, 11/15/24	15,937,500
5,000,000	GenCorp, Inc., Cnv., 4.06%, 12/31/39(h)	4,925,000
400,000	GeoEye, Inc., 9.63%, 10/01/15(h)	416,500
100,000	Georgia-Pacific LLC, 8.25%, 05/01/16(h)	109,500
36,500,000	Global Industries Ltd., Cnv., 2.75%, 08/01/27	24,911,250
13,800,000	Goodrich Petroleum Corp., Cnv., 3.25%, 12/01/26	12,937,500
13,000,000	Goodrich Petroleum Corp., Cnv., 5.00%, 10/01/29	11,765,000
3,500,000	Goodyear Tire & Rubber Co. (The), 10.50%, 05/15/16	3,898,125
4,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	4,515,000
850,000	Graham Packaging Co. LP/GPC Capital Corp. I, 9.88%, 10/15/14	886,125
750,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 01/01/17(h)	758,438

Principal Amount		Value

UNITED STATES (continued)
$1,250,000	Graphic Packaging International, Inc., 9.50%, 06/15/17(h)	$1,343,750
3,000,000	Gray Television, Inc., 10.50%, 06/29/15(h)	3,011,250
26,500,000	Great Atlantic & Pacific Tea Co., Cnv., 6.75%, 12/15/12	24,115,000
4,500,000	GSI Commerce, Inc., Cnv., 2.50%, 06/01/27	4,989,375
2,250,000	Hanesbrands, Inc., 8.00%, 12/15/16	2,351,250
1,500,000	HCA, Inc., 6.30%, 10/01/12	1,522,500
1,750,000	HCA, Inc., 6.75%, 07/15/13	1,776,250
1,000,000	HCA, Inc., 5.75%, 03/15/14	970,000
3,220,000	HCA, Inc., 6.50%, 02/15/16	3,135,475
1,650,000	HCA, Inc., 9.25%, 11/15/16	1,784,062
2,900,000	HCA, Inc., 8.50%, 04/15/19(h)	3,186,375
8,000,000	Headwaters, Inc., Cnv., 2.50%, 02/01/14	6,040,000
1,400,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(h)	1,456,000
22,150,000	Helix Energy Solutions Group, Inc., Cnv., 3.25%, 12/15/25	20,294,937
8,000,000	Hercules Offshore, Inc., Cnv., STEP, 3.38%, 06/01/38(h)	6,360,000
3,000,000	Hertz Corp. (The), 8.88%, 01/01/14	3,097,500
2,000,000	Hertz Corp. (The), 10.50%, 01/01/16	2,145,000
5,250,000	Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.88%, 02/01/18(h)	5,164,688
20,750,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/37	18,675,000
9,000,000	Horizon Lines, Inc., Cnv., 4.25%, 08/15/12	8,032,500
3,750,000	Hornbeck Offshore Services, Inc., 8.00%, 09/01/17	3,806,250
3,250,000	Hornbeck Offshore Services, Inc., Cnv., STEP, 1.63%, 11/15/26	2,864,225
2,000,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,987,500

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$750,000	Host Hotels & Resorts LP, REIT, Cnv., 2.63%, 04/15/27(h)	$724,688
1,300,000	HUB International Holdings, Inc., 9.00%, 12/15/14(h)	1,267,500
700,000	HUB International Holdings, Inc., 10.25%, 06/15/15(h)	682,500
2,250,000	Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	2,317,500
3,000,000	Huntsman International LLC, 7.88%, 11/15/14	3,045,000
3,750,000	Huntsman International LLC, 5.50%, 06/30/16(h)	3,412,500
1,000,000	Huntsman International LLC, 8.63%, 03/15/20(h)	1,010,000
21,785,000	Hutchinson Technology, Inc., Cnv., 3.25%, 01/15/26	18,952,950
500,000	Hyatt Hotels Corp., 6.88%, 08/15/19(h)	517,772
3,500,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	3,596,250
15,000,000	Iconix Brand Group, Inc., Cnv., 1.88%, 06/30/12	14,343,750
600,000	Inergy LP Inergy Finance Corp., 6.88%, 12/15/14	600,000
2,300,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	2,392,000
3,250,000	Ingles Markets Inc., 8.88%, 05/15/17	3,436,875
10,000,000	Integra LifeSciences Holdings Corp., Cnv., 2.38%, 06/01/12(h)	9,887,500
1,350,000	Intelsat Corp., 9.25%, 08/15/14	1,397,250
1,050,000	Interpublic Group of Cos., Inc., 10.00%, 07/15/17	1,200,938
17,950,000	Interpublic Group of Cos., Inc., Cnv., 4.25%, 03/15/23	19,228,938
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(h)	261,875
3,500,000	Iron Mountain, Inc., 7.75%, 01/15/15	3,539,375
1,300,000	Iron Mountain, Inc., 6.63%, 01/01/16	1,301,625
700,000	Iron Mountain, Inc., 8.00%, 06/15/20	725,375
4,000,000	Isle of Capri Casinos, Inc., 7.00%, 03/01/14	3,700,000

Principal Amount		Value

UNITED STATES (continued)
$1,000,000	Jarden Corp., 8.00%, 05/01/16	$1,053,750
3,000,000	Jarden Corp., 7.50%, 05/01/17	3,067,500
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,023,750
17,000,000	JDS Uniphase Corp., Cnv., 1.00%, 05/15/26	15,533,750
1,950,000	Key Energy Services, Inc., 8.38%, 12/01/14	1,989,000
1,750,000	Kinetic Concepts, Inc., Cnv., 3.25%, 04/15/15(h)	1,850,625
35,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	32,166,300
2,000,000	Kulicke & Soffa Industries, Inc., Cnv., 0.88%, 06/01/12	1,940,000
11,675,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	11,091,250
2,400,000	Lamar Media Corp., 6.63%, 08/15/15	2,364,000
1,500,000	Lamar Media Corp., 7.88%, 04/15/18(h)	1,533,750
1,600,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	1,552,000
2,000,000	LBI Escrow Corp., 8.00%, 11/01/17(h)	2,072,500
14,165,000	Leap Wireless International, Inc., Cnv., 4.50%, 07/15/14	12,394,375
20,550,000	Level 3 Communications, Inc., Cnv., 5.25%, 12/15/11	20,241,750
28,450,000	Level 3 Communications, Inc., Cnv., 3.50%, 06/15/12	26,316,250
2,550,000	Levi Strauss & Co., 9.75%, 01/15/15	2,680,688
3,250,000	Levi Strauss & Co., 7.63%, 05/15/20(h)	3,282,500
9,913,840	Liberty Media LLC, Cnv., 3.13%, 03/30/23	10,930,009
15,000,000	Liberty Media LLC, Cnv., 4.00%, 11/15/29	8,250,000
7,000,000	Liberty Media LLC, Cnv., 3.75%, 02/15/30	3,710,000
3,500,000	LifePoint Hospitals, Inc., Cnv., 3.50%, 05/15/14	3,631,250
3,500,000	LIN Television Corp., 6.50%, 05/15/13	3,465,000
20,000,000	Live Nation, Inc., Cnv., 2.88%, 07/15/27	18,425,000
2,350,000	Ltd. Brands, Inc., 6.90%, 07/15/17	2,444,000

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$400,000	Ltd. Brands, Inc., 8.50%, 06/15/19	$444,000
4,000,000	Manitowoc Co., Inc. (The), 9.50%, 02/15/18	4,200,000
500,000	Mariner Energy, Inc., 7.50%, 04/15/13	517,500
1,250,000	Mariner Energy, Inc., 11.75%, 06/30/16	1,600,000
2,750,000	Markwest Energy Partners LP/Markwest Energy Finance Corp., 8.75%, 04/15/18	2,849,688
1,000,000	Masco Corp., 7.13%, 03/15/20	1,025,822
1,650,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,695,375
5,725,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19(h)	5,896,750
10,500,000	Medicis Pharmaceutical Corp., Cnv., 2.50%, 06/04/32	10,867,500
16,000,000	Mentor Graphics Corp., Cnv., 6.25%, 03/01/26	15,800,000
1,500,000	MGM Mirage, Inc., 8.38%, 02/01/11	1,518,750
550,000	MGM Mirage, Inc., 6.75%, 09/01/12	530,750
1,000,000	MGM Mirage, Inc., 6.75%, 04/01/13	950,000
2,000,000	MGM Mirage, Inc., 10.38%, 05/15/14(h)	2,190,000
2,000,000	MGM Mirage, Inc., 11.38%, 03/01/18(h)	2,055,000
1,100,000	MGM Mirage, Inc., 9.00%, 03/15/20(h)	1,155,000
3,750,000	Michaels Stores, Inc., 11.38%, 11/01/16	4,096,875
1,000,000	Michaels Stores, Inc., STEP, 13.00%, 11/01/16	926,250
10,000,000	Micron Technology, Inc., Cnv., 1.88%, 06/01/14	9,250,000
755,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	775,762
2,000,000	Mirant Americas Generation LLC, 8.50%, 10/01/21	1,940,000
3,000,000	Mirant North America LLC, 7.38%, 12/31/13	3,082,500
1,450,000	Nalco Co., 8.88%, 11/15/13	1,493,500

Principal Amount		Value

UNITED STATES (continued)
$11,500,000	National Financial Partners Corp., Cnv., 0.75%, 02/01/12	$10,292,500
6,935,000	Nektar Therapeutics, Cnv., 3.25%, 09/28/12	6,778,962
3,500,000	New Communications Holdings, Inc., 8.25%, 04/15/17(h)	3,605,000
2,000,000	New Communications Holdings, Inc., 8.50%, 04/15/20(h)	2,060,000
11,000,000	Newport Corp., Cnv., 2.50%, 02/15/12	10,463,750
1,050,000	Nextel Communications, Inc., 7.38%, 08/01/15	1,022,438
500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14	567,500
2,825,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	2,966,250
2,250,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 12.50%, 08/01/16	2,182,500
31,000,000	NII Holdings, Inc., Cnv., 3.13%, 06/15/12	29,450,000
1,250,000	NRG Energy, Inc., 7.38%, 02/01/16	1,237,500
3,000,000	NRG Energy, Inc., 7.38%, 01/15/17	2,955,000
3,000,000	Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000
2,659,000	Omnicare, Inc., 6.88%, 12/15/15	2,659,000
38,900,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	33,308,125
250,000	Oshkosh Corp., 8.25%, 03/01/17(h)	263,125
1,100,000	Oshkosh Corp., 8.50%, 03/01/20(h)	1,157,750
2,500,000	Otter Tail Corp., 9.00%, 12/15/16	2,737,500
3,320,000	Overstock.com, Inc., Cnv., 3.75%, 12/01/11	3,021,200
500,000	Owens Corning, Inc., 9.00%, 06/15/19	603,664
2,000,000	Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	2,120,000
1,000,000	PAETEC Holding Corp., 9.50%, 07/15/15	1,018,750
50,000	PAETEC Holding Corp., 8.88%, 06/30/17	51,438
950,000	PAETEC Holding Corp., 8.88%, 06/30/17(h)	977,312

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,100,000	Pantry, Inc. (The), 7.75%, 02/15/14	$4,018,000
22,145,000	Pantry, Inc. (The), Cnv., 3.00%, 11/15/12	19,847,456
6,000,000	Parker Drilling Co., Cnv., 2.13%, 07/15/12	5,655,000
1,750,000	Patriot Coal Corp., Cnv., 3.25%, 05/31/13	1,544,375
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	995,000
1,000,000	Penn National Gaming, Inc., 8.75%, 08/15/19(h)	1,042,500
2,350,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	2,397,000
4,175,000	Penske Auto Group, Inc., 7.75%, 12/15/16	4,091,500
1,350,000	Penske Auto Group, Inc., Cnv., 3.50%, 04/01/26	1,343,250
2,500,000	PetroHawk Energy Corp., 9.13%, 07/15/13	2,612,500
1,432,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	1,433,790
1,625,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	1,564,062
2,100,000	Pinnacle Entertainment, Inc., 8.63%, 08/01/17(h)	2,194,500
1,200,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20(h)	1,200,000
2,750,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	2,860,000
1,000,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15(h)	1,040,000
2,400,000	Pioneer Natural Resources Co., 6.88%, 05/01/18	2,476,308
1,150,000	Plains Exploration & Production Co., 10.00%, 03/01/16	1,273,625
4,800,000	Plains Exploration & Production Co., 7.63%, 06/01/18	4,890,000
1,300,000	Plains Exploration & Production Co., 7.63%, 04/01/20	1,301,625
7,971,000	Powerwave Technologies, Inc., Cnv., 1.88%, 11/15/24	7,413,030
4,000,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	4,080,000

Principal Amount		Value

UNITED STATES (continued)
$2,100,000	QVC, Inc., 7.50%, 10/01/19(h)	$2,152,500
500,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	490,000
1,700,000	Qwest Communications International, Inc., 7.50%, 02/15/14	1,729,750
1,000,000	Qwest Communications International, Inc., 8.00%, 10/01/15(h)	1,072,500
200,000	Qwest Communications International, Inc., Cnv., 3.50%, 11/15/25	222,250
6,000,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	6,105,000
1,500,000	Radiation Therapy Services, Inc., 9.88%, 04/15/17(h)	1,530,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	1,040,000
1,000,000	Range Resources Corp., 7.50%, 10/01/17	1,045,000
2,450,000	RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18(h)	2,456,125
500,000	Reddy Ice Corp., 11.25%, 03/15/15(h)	532,500
250,000	Revlon Consumer Products Corp., 9.75%, 11/15/15(h)	256,875
2,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.75%, 10/15/16(h)	2,587,500
1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.50%, 05/15/18(h)	1,511,250
10,050,000	RITE AID Corp., Cnv., 8.50%, 05/15/15	10,502,250
1,500,000	Rock-Tenn Co., 9.25%, 03/15/16(h)	1,648,125
3,750,000	RRI Energy, Inc., 7.63%, 06/15/14	3,726,562
700,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	719,250
1,500,000	RSC Equipment Rental, Inc., 10.00%, 07/15/17(h)	1,638,750
58,000,000	SanDisk Corp., Cnv., 1.00%, 05/15/13	51,402,500
3,000,000	Sanmina-SCI Corp., 8.13%, 03/01/16	3,037,500
33,325,000	SAVVIS, Inc., Cnv., 3.00%, 05/15/12	31,575,438

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$4,500,000	SBA Communications Corp., Cnv., 1.88%, 05/01/13	$4,708,125
12,000,000	School Specialty, Inc., Cnv., 3.75%, 11/30/26	11,610,000
650,000	Scientific Games Corp., 7.88%, 06/15/16(h)	657,312
1,000,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,077,500
500,000	SEACOR Holdings, Inc., 7.38%, 10/01/19	527,571
3,500,000	Sealy Mattress Co., 8.25%, 06/15/14	3,535,000
1,800,000	Sealy Mattress Co., 10.88%, 04/15/16(h)	2,052,000
2,750,000	Service Corp. International, 7.38%, 10/01/14	2,805,000
750,000	Service Corp. International, 7.63%, 10/01/18	766,875
3,350,000	ServiceMaster Co. (The), 10.75%, 07/15/15(h)(j)	3,571,938
3,500,000	Sirius XM Radio, Inc., Cnv., 3.25%, 10/15/11	3,381,875
2,000,000	Snap-On, Inc., 6.13%, 09/01/21	2,119,710
750,000	Solo Cup Co., 10.50%, 11/01/13	798,750
4,750,000	Solo Cup Co., 8.50%, 02/15/14	4,773,750
2,500,000	Solutia, Inc., 8.75%, 11/01/17	2,668,750
1,000,000	Speedway Motorsports, Inc., 6.75%, 06/01/13	1,005,000
2,750,000	Speedway Motorsports, Inc., 8.75%, 06/01/16(h)	2,942,500
5,500,000	Sprint Nextel Corp., 6.00%, 12/01/16	5,073,750
3,650,000	Sprint Nextel Corp., 8.38%, 08/15/17	3,773,188
1,900,000	Standard Pacific Corp., 8.38%, 05/15/18	1,928,500
1,525,000	Stater Brothers Holdings, 8.13%, 06/15/12	1,530,719
825,000	Stater Brothers Holdings, 7.75%, 04/15/15	837,375
400,000	Steel Dynamics, Inc., 7.38%, 11/01/12	419,000
3,600,000	Steel Dynamics, Inc., 6.75%, 04/01/15	3,672,000
20,000,000	Stewart Enterprises, Inc., Cnv., 3.13%, 07/15/14	18,300,000
4,000,000	Stillwater Mining Co., Cnv., 1.88%, 03/15/28	4,035,000

Principal Amount		Value

UNITED STATES (continued)
$8,500,000	SunGard Data Systems, Inc., 9.13%, 08/15/13	$8,723,125
1,250,000	SunGard Data Systems, Inc., 10.63%, 05/15/15	1,378,125
2,000,000	SunGard Data Systems, Inc., 10.25%, 08/15/15	2,107,500
2,500,000	SuperValu, Inc., 8.00%, 05/01/16	2,543,750
1,400,000	Susser Holdings LLC/Susser Finance Corp., 10.63%, 12/15/13	1,480,500
9,652,000	Tech Data Corp., Cnv., 2.75%, 12/15/26	10,013,950
3,500,000	Telcordia Technologies, Inc., 11.00%, 05/01/18(h)	3,570,000
2,000,000	Telesat Canada/Telesat LLC, 11.00%, 11/01/15(h)	2,240,000
2,000,000	Tenneco, Inc., 8.63%, 11/15/14	2,060,000
300,000	Tenneco, Inc., 8.13%, 11/15/15	311,250
500,000	Terex Corp., 7.38%, 01/15/14	506,250
1,000,000	Terex Corp., 10.88%, 06/01/16	1,122,500
3,500,000	Terex Corp., 8.00%, 11/15/17	3,412,500
904,000	Texas Industries, Inc., 7.25%, 07/15/13	900,610
3,076,000	Texas Industries, Inc., 7.25%, 07/15/13	3,064,465
2,600,000	THQ, Inc., Cnv., 5.00%, 08/15/14(h)	2,928,250
5,550,000	Time Warner Telecom, Inc., Cnv., 2.38%, 04/01/26	6,250,688
900,000	Toys R US Property Co. I LLC, 10.75%, 07/15/17(h)	1,021,500
1,500,000	Toys R US Property Co. II LLC, 8.50%, 12/01/17(h)	1,586,250
5,100,000	Toys R US, Inc., 7.38%, 10/15/18	4,985,250
650,000	TransDigm, Inc., 7.75%, 07/15/14(h)	665,438
1,500,000	TransDigm, Inc., 7.75%, 07/15/14	1,531,875
1,900,000	Treehouse Foods, Inc., 7.75%, 03/01/18	1,980,750
15,000,000	Trico Marine Services, Inc., Cnv., 8.13%, 02/01/13	11,381,250
19,000,000	Trinity Industries, Inc., Cnv., 3.88%, 06/01/36	16,245,000
4,500,000	TRW Automotive, Inc., 7.25%, 03/15/17(h)	4,533,750

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$1,500,000	TW Telecom Holdings, Inc., 8.00%, 03/01/18(h)	$1,552,500
16,000,000	UAL Corp., Cnv., 4.50%, 06/30/21	16,179,200
5,200,000	United Rentals North America, Inc., 7.75%, 11/15/13	5,239,000
750,000	United Rentals North America, Inc., 10.88%, 06/15/16	843,750
750,000	United Rentals North America, Inc., 9.25%, 12/15/19	802,500
1,000,000	United Rentals North America, Inc., Cnv., 1.88%, 10/15/23	990,000
1,000,000	United States Steel Corp., 7.38%, 04/01/20	1,027,500
450,000	USG Corp., 6.30%, 11/15/16	416,250
1,550,000	USG Corp., 9.50%, 01/15/18	1,615,875
2,500,000	Valassis Communications, Inc., 8.25%, 03/01/15	2,640,625
1,750,000	Valeant Pharmaceuticals International, 8.38%, 06/15/16(h)	1,837,500
7,600,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18(h)	7,524,000
28,000,000	VeriFone Holdings, Inc., Cnv., 1.38%, 06/15/12	26,005,000
1,450,000	Visant Corp., 7.63%, 10/01/12	1,455,438
1,800,000	Visant Holding Corp., 8.75%, 12/01/13	1,836,000
800,000	Waste Services, Inc., 9.50%, 04/15/14	822,000
4,450,000	West Corp., 9.50%, 10/15/14	4,605,750
1,450,000	West Corp., 11.00%, 10/15/16	1,555,125
1,000,000	Weyerhaeuser Co., 7.38%, 10/01/19	1,091,769
2,150,000	Windstream Corp., 8.63%, 08/01/16	2,201,062
2,500,000	Windstream Corp., 7.88%, 11/01/17	2,481,250
3,000,000	Windstream Corp., 7.00%, 03/15/19	2,827,500
4,000,000	World Acceptance Corp., Cnv., 3.00%, 10/01/11	3,840,000

Principal Amount			Value

UNITED STATES (continued)
$5,000,000		Wright Medical Group, Inc., Cnv., 2.63%, 12/01/14	$4,568,750
3,600,000		Wyndham Worldwide Corp., 6.00%, 12/01/16	3,584,963
1,000,000		XM Satellite Radio, Inc., Cnv., 7.00%, 12/01/14(h)	1,066,250
3,140,000		Yankee Acquisition Corp., 8.50%, 02/15/15	3,257,750

			1,721,383,889

VENEZUELA — 0.2%
2,040,000		Corp. Andina de Fomento, 8.13%, 06/04/19	2,442,690
3,900,000		Petroleos de Venezuela SA, 11.17%, 07/10/11(g)	3,373,500

			5,816,190

Total Corporate Bonds (Cost $1,916,797,980)			2,088,809,689

GOVERNMENT BONDS — 9.8%
ARGENTINA — 0.2%
21,758,000		Republic of Argentina, 0.39%, 08/03/12(d)	7,365,083

AUSTRALIA — 0.6%
2,000,000	(e)	Australian Government Index Linked, 6.10%, 08/20/10	2,937,124
710,000	(e)	New South Wales Treasury Corp., 6.00%, 05/01/12	664,635
3,340,000	(e)	New South Wales Treasury Corp., 5.50%, 03/01/17	3,011,475
14,630,000	(e)	Queensland Treasury Corp., 6.00%, 06/14/11	13,711,903
685,000	(e)	Queensland Treasury Corp., 6.00%, 08/14/13	640,856
1,370,000	(e)	Queensland Treasury Corp., 6.00%, 09/14/17	1,268,479
1,785,000	(k)	Queensland Treasury Corp., 7.13%, 09/18/17(h)	1,378,864

			23,613,336

BRAZIL — 0.7%
9,490,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	10,446,742
2,400,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,694,913
15,670,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/12	9,014,381

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount			Value

BRAZIL (continued)
$3,900,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	$2,080,344

			24,236,380

CANADA — 0.0%
1,526,000	(k)	Province of Ontario, 6.25%, 06/16/15	1,136,918

EGYPT — 0.3%
675,000	(e)	Egypt Treasury Bills, 9.67%, 08/03/10(g)	118,513
1,425,000	(e)	Egypt Treasury Bills, 1.00%, 08/17/10(g)	249,235
200,000	(e)	Egypt Treasury Bills, 9.82%, 08/24/10(g)	34,912
300,000	(e)	Egypt Treasury Bills, 9.93%, 08/31/10(g)	52,267
225,000	(e)	Egypt Treasury Bills, 10.06%, 10/05/10(g)	38,813
2,175,000	(e)	Egypt Treasury Bills, 10.26%, 11/02/10(g)	372,156
1,850,000	(e)	Egypt Treasury Bills, 10.17%, 11/23/10(g)	314,713
3,275,000	(e)	Egypt Treasury Bills, 10.22%, 11/30/10(g)	556,061
3,425,000	(e)	Egypt Treasury Bills, 10.20%, 12/07/10(g)	580,408
1,275,000	(e)	Egypt Treasury Bills, 10.22%, 12/21/10(g)	215,236
15,050,000	(e)	Egypt Treasury Bills, 10.13%, 01/04/11(g)	2,530,858
10,725,000	(e)	Egypt Treasury Bills, 10.55%, 02/08/11(g)	1,786,285
325,000	(e)	Egypt Treasury Bills, 10.19%, 03/08/11(g)	53,726
14,025,000	(e)	Egypt Treasury Bills, 10.17%, 03/29/11(g)	2,305,534
7,150,000	(e)	Egypt Treasury Bills, 10.02%, 04/12/11(g)	1,171,010

			10,379,727

HUNGARY — 0.2%
1,575,000	(e)	Hungary Government International Bond, 3.88%, 02/24/20	1,939,758
520,000	(e)	Republic of Hungary, 4.38%, 07/04/17	685,431
1,705,000	(e)	Republic of Hungary, 5.75%, 06/11/18	2,434,005
1,400,000		Republic of Hungary, 6.25%, 01/29/20	1,463,000

			6,522,194

Principal Amount			Value

INDONESIA — 1.5%
$4,415,000		Indonesia Government International Bond, 11.63%, 03/04/19(h)	$6,379,675
1,631,000		Indonesia Government International Bond, 8.50%, 10/12/35(h)	2,050,982
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(h)	267,800
1,360,000		Indonesia Government International Bond, 7.75%, 01/17/38(h)	1,587,800
120,000,000,000	(e)	Indonesia Treasury Bond, 11.00%, 12/15/12(l)	14,400,200
23,560,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,712,654
3,590,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/18	409,753
19,800,000,000	(e)	Indonesia Treasury Bond, 12.80%, 06/15/21	2,824,569
33,160,000,000	(e)	Indonesia Treasury Bond, 12.90%, 06/15/22	4,762,687
1,590,000,000	(e)	Indonesia Treasury Bond, 10.25%, 07/15/22	193,945
37,380,000,000	(e)	Indonesia Treasury Bond, 9.50%, 07/15/23	15,726,154
25,525,000,000	(e)	Indonesia Treasury Bond, 10.00%, 02/15/28	2,916,618

			54,232,837

ISRAEL — 0.3%
14,130,000	(e)	Israel Government Bond - Shahar, 7.00%, 04/29/11	3,969,135
3,950,000	(e)	Israel Treasury Bill - Makam, 1.59%, 10/06/10(g)	1,051,921
6,900,000	(e)	Israel Treasury Bill - Makam, 1.90%, 12/01/10(g)	1,819,024
1,495,000	(e)	Israel Treasury Bill - Makam, 1.98%, 01/05/11(g)	392,999
1,935,000	(e)	Israel Treasury Bill - Makam, 2.04%, 02/02/11(g)	507,522
955,000	(e)	Israel Treasury Bill - Makam, 2.10%, 03/02/11(g)	249,919
6,915,000	(e)	Israel Treasury Bill - Makam, 2.17%, 04/06/11(g)	1,804,800

			9,795,320

LITHUANIA — 0.2%
3,580,000		Republic of Lithuania, 6.75%, 01/15/15(h)	3,866,708
2,890,000		Republic of Lithuania, 7.38%, 02/11/20(h)	3,146,438

			7,013,146

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount			Value

MALAYSIA — 0.5%
$2,865,000	(e)	Bank Negara Malaysia Monetary Notes, 2.42%, 11/02/10(g)	$888,685
1,825,000	(e)	Bank Negara Malaysia Monetary Notes, 2.38%, 11/09/10(g)	565,816
13,540,000	(e)	Bank Negara Malaysia Monetary Notes, 2.60%, 11/16/10(g)	4,195,806
6,255,000	(e)	Bank Negara Malaysia Monetary Notes, 2.41%, 01/06/11(g)	1,931,340
8,785,000	(e)	Malaysia Government Bond, 3.76%, 04/28/11	2,790,695
11,500,000	(e)	Malaysia Government Bond, 3.83%, 09/28/11	3,667,527
13,820,000	(e)	Malaysia Government Bond, 3.81%, 02/15/17	4,332,337
2,350,000	(e)	Malaysia Treasury Bill, 2.40%, 10/15/10(g)	729,372

			19,101,578

MEXICO — 0.8%
24,000,000	(e)	Mexican Bonos, 8.00%, 12/19/13	2,066,040
20,000,000	(e)	Mexican Bonos, 8.00%, 12/17/15	1,705,131
36,000,000	(e)	Mexican Bonos, 7.25%, 12/15/16	2,940,584
23,900,000	(e)	Mexican Bonos, 7.75%, 12/14/17	2,003,467
137,500,000	(e)	Mexican Bonos, 10.00%, 12/05/24	13,501,797
53,000,000	(e)	Mexican Bonos, 10.00%, 11/20/36	5,283,535

			27,500,554

NORWAY — 0.5%
99,600,000	(e)	Norway Government Bond, 6.00%, 05/16/11	17,493,451

POLAND — 0.8%
4,520,000	(e)	Poland Government Bond, 4.75%, 04/25/12	1,543,481
6,975,000	(e)	Poland Government Bond, 5.75%, 04/25/14	2,426,216
26,560,000	(e)	Poland Government Bond, 6.25%, 10/24/15	9,442,189
24,800,000	(e)	Poland Government Bond, 5.75%, 09/23/22	8,398,319
5,400,000		Poland Government International Bond, 6.38%, 07/15/19	5,951,923

			27,762,128

Principal Amount			Value

QATAR — 0.1%
$2,100,000		Qatar Government International Bond, 6.55%, 04/09/19(h)	$2,367,750

RUSSIA — 0.3%
10,547,800		Russia Government International Bond, STEP, 7.50%, 03/31/30	12,083,560

SOUTH AFRICA — 0.1%
1,690,000		South Africa Government International Bond, 5.50%, 03/09/20	1,715,350
1,795,000		South Africa Government International Bond, 5.88%, 05/30/22	1,858,004

			3,573,354

SOUTH KOREA — 1.8%
400,000		Export-Import Bank of Korea, 8.13%, 01/21/14	465,479
105,000		Export-Import Bank of Korea, 5.25%, 02/10/14	110,461
105,000		Export-Import Bank of Korea, 5.13%, 03/16/15	110,449
105,000	(i)	Export-Import Bank of Korea, 4.63%, 02/20/17	143,845
1,800,000,000	(e)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,667,121
1,385,000		Korea Development Bank, 8.00%, 01/23/14	1,603,419
4,711,390,000	(e)	Korea Treasury Bond, 5.50%, 06/10/11	4,374,385
34,923,170,000	(e)	Korea Treasury Bond, 4.75%, 12/10/11	32,259,386
17,441,480,000	(e)	Korea Treasury Bond, 4.00%, 06/10/12	15,879,670
4,250,000,000	(e)	Korea Treasury Bond, 5.25%, 09/10/12	3,977,538
460,440,000	(e)	Korea Treasury Bond, 5.25%, 03/10/13	433,324
4,790,000		Republic of Korea, 7.13%, 04/16/19	5,706,566
250,000		Republic of Korea, 5.63%, 11/03/25	263,638

			66,995,281

SRI LANKA — 0.2%
13,950,000	(e)	Sri Lanka Government Bonds, Series A, 12.00%, 07/15/11	125,929
264,000,000	(e)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,332,532

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount			Value

SRI LANKA (continued)
$385,000,000	(e)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	$3,400,231

			5,858,692

SWEDEN — 0.4%
108,680,000	(e)	Sweden Government Bond, 5.25%, 03/15/11	15,597,092

UNITED ARAB EMIRATES — 0.1%
2,060,000		Emirate of Abu Dhabi, 6.75%, 04/08/19(h)	2,371,186

VENEZUELA — 0.1%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,692,900
2,080,000		Venezuela Government International Bond, 10.75%, 09/19/13	2,017,600

			3,710,500

VIETNAM — 0.1%
1,625,000		Socialist Republic of Vietnam, 6.88%, 01/15/16(h)	1,742,812
2,490,000		Socialist Republic of Vietnam, 6.75%, 01/29/20(h)	2,598,938

			4,341,750

Total Government Bonds (Cost $315,314,788)			353,051,817

ASSET-BACKED SECURITIES — 0.6%
UNITED STATES — 0.6%
6,175,864		Bear Stearns Asset-Backed Securities Trust, Series 2005-AC8, Class A1, 0.59%, 11/25/35(d)	3,161,371
6,896,002		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.61%, 03/25/36(d)	2,897,484
6,896,002		Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.61%, 03/25/36(d)	2,764,801
7,250,000		CSAB Mortgage Backed Trust, Series 2006-2, Class A2, 0.43%, 09/25/36(d)	4,257,006
6,031,163		CSAB Mortgage Backed Trust, Series 2006-3, Class A2, 0.42%, 11/25/36(d)	3,005,074
1,763,306		GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	1,372,811
2,145,000		Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.50%, 06/25/36(d)	792,012

Principal Amount		Value

UNITED STATES (continued)
$5,000,000	Renaissance Home Equity Loan Trust, Series 2007-3, Class AF3, STEP, 7.24%, 09/25/37	$2,692,587

Total Asset-Backed Securities (Cost $19,189,309)		20,943,146

NON-AGENCY MORTGAGE-BACKED SECURITIES — 9.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
3,584,390	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A2, 5.37%, 01/25/36(d)	3,416,428
3,000,000	Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 3.69%, 10/25/35(d)	2,286,451
1,677,986	Adjustable Rate Mortgage Trust, Series 2006-1, Class 3A3, 5.77%, 03/25/36(d)	1,200,994
8,596,291	American Home Mortgage Assets, Series 2005-1, Class 2A21, 3.64%, 11/25/35(d)	5,772,246
4,176,511	American Home Mortgage Assets, Series 2005-1, Class 3A11, 0.53%, 11/25/35(d)	2,673,351
4,795,178	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 5.35%, 11/25/45(d)	3,714,276
1,777,243	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 5.10%, 12/25/35(d)	1,255,013
2,798,037	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.26%, 09/20/35(d)	2,360,230
11,006,153	Banc of America Funding Corp., Series 2005-H, Class 2A1, 5.14%, 11/20/35(d)	8,839,441
3,573,453	Banc of America Funding Corp., Series 2006-A, Class 3A2, 5.75%, 02/20/36(d)	2,315,238
4,231,146	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.76%, 06/20/36(d)	3,134,248
2,790,896	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	2,343,630
1,096,872	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 4.86%, 10/25/35(d)	1,056,890

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$885,625	Banc of America Mortgage Securities, Inc., Series 2005-J, Class 2A3, 5.08%, 11/25/35(d)	$860,096
4,560,296	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 5.02%, 12/25/35(d)	3,917,842
4,668,423	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.39%, 08/25/35(d)	3,873,530
6,070,970	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 4.63%, 02/25/36(d)	5,595,325
2,977,091	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1, 5.93%, 06/25/47(d)	2,356,716
8,673,883	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.65%, 11/25/35(d)	6,365,408
3,805,027	Bear Stearns Alt-A Trust, Series 2006-4, Class 13A1, 0.42%, 08/25/36(d)	1,761,265
3,299,349	Bear Stearns Alt-A Trust, Series 2007-1, Class 21A1, 5.49%, 01/25/47(d)	2,050,351
1,289,938	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.13%, 05/25/35(d)	1,140,523
3,295,437	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.91%, 06/25/36(d)	2,827,617
2,323,844	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.81%, 06/25/36(d)	2,092,047
3,120,000	Citimortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.00%, 12/25/36(d)	2,091,608
1,693,585	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	1,529,791
2,588,925	Countrywide Alternative Loan Trust, Series 2005-20CB, Class 3A3, 5.50%, 07/25/35	2,515,617
6,797,893	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.57%, 08/25/35(d)	2,701,762
2,698,046	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	2,003,870
4,638,930	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	3,701,058

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,461,606	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.61%, 05/25/36(d)	$5,823,500
5,355,152	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.61%, 06/25/36(d)	3,466,967
5,355,152	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.89%, 06/25/36(d)	807,234
2,250,000	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	1,648,378
3,249,227	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	2,119,000
5,973,145	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.66%, 03/25/36(d)	3,058,989
7,343,054	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	5,621,890
2,136,114	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	1,884,398
6,946,164	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.64%, 08/25/36(d)	5,221,149
4,050,000	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.44%, 11/25/36(d)	2,134,554
2,673,357	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	2,277,405
2,541,167	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	2,299,314
3,510,881	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	3,128,119
1,609,100	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 03/25/36	1,357,419
5,358,997	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-18, Class 2A7, 6.00%, 12/25/36	4,687,196
2,968,882	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	2,684,153

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,121,048	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	$2,997,562
2,868,235	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 5.43%, 03/25/37(d)	1,743,405
2,010,213	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 02/25/37	1,554,684
3,275,000	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 4A4, 5.25%, 06/25/35	2,547,932
2,948,687	First Horizon Alternative Mortgage Securities, Series 2006-AA6, Class 2A1, 5.52%, 11/25/36(d)	1,856,508
2,550,005	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 5.17%, 11/19/35(d)	2,217,521
3,771,170	GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1, 5.56%, 04/19/36(d)	3,192,109
5,855,000	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.42%, 02/25/37(d)	1,945,965
1,845,088	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.16%, 01/25/35(d)	1,698,337
4,190,551	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.24%, 05/25/35(d)	3,532,301
5,540,713	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 4.93%, 10/25/35(d)	5,174,453
5,616,904	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	5,814,748
8,340,517	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.07%, 01/25/36(d)	7,253,595
3,420,420	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, 0.45%, 08/25/46(d)	2,678,011
3,367,215	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 5.96%, 04/25/37(d)	2,458,728
3,444,749	Indymac IMJA Mortgage Loan Trust, Series 2007-A1, Class A1, 6.00%, 08/25/37	3,002,511
6,800,000	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 5.32%, 01/25/37(d)	4,693,491

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,005,146	JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, 3.20%, 04/25/35(d)	$1,801,606
4,983,840	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	4,453,528
2,652,578	JPMorgan Mortgage Trust, Series 2008-R2, Class 2A, 5.50%, 12/27/35(h)	2,332,039
4,406,592	Lehman Mortgage Trust, Series 2007-10, Class 2A1, 6.50%, 01/25/38	3,694,048
4,404,697	Lehman Mortgage Trust, Series 2007-8, Class 2A2, 6.50%, 09/25/37	3,436,651
585,630	Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.00%, 03/25/35(d)	515,358
3,904,789	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 3.77%, 07/25/35(d)	3,086,953
4,749,665	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	3,994,914
3,724,649	Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.55%, 12/25/35(d)	2,114,839
4,040,704	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.16%, 02/25/36(d)	2,911,292
7,218,323	Residential Accredit Loans, Inc., Series 2006-QO7, Class 1A1, 1.24%, 09/25/46(d)	3,260,263
4,689,034	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	2,752,627
2,957,946	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	1,909,011
940,663	Residential Accredit Loans, Inc., Series 2006-QS16, Class A7, 6.00%, 11/25/36	524,746
1,133,134	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 06/25/36	641,929
1,060,806	Residential Accredit Loans, Inc., Series 2006-QS8, Class A1, 6.00%, 08/25/36	583,374
3,660,006	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.59%, 04/25/37(d)	1,848,577
366,001	Residential Accredit Loans, Inc., Series 2007-QS6, Class A2, 53.40%, 04/25/37(d)	504,346

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,943,858	Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.00%, 08/25/36	$2,601,916
3,210,726	Residential Funding Mortgage Securities I, Series 2005-S8, Class A1, 5.50%, 11/25/35	3,027,539
4,421,701	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 5.29%, 11/25/35(d)	3,447,757
2,048,670	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	1,838,239
3,535,122	Residential Funding Mortgage Securities I, Series 2007-S4, Class A2, 6.00%, 04/25/37	2,852,836
1,097,090	Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 04/25/35	1,014,202
2,470,737	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.72%, 04/25/37(d)	1,926,392
2,703,279	Wamu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 5.08%, 12/25/35(d)	2,561,565
4,451,443	Wamu Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A1, 5.23%, 01/25/36(d)	4,170,418
1,420,892	WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1, 5.90%, 09/25/36(d)	1,147,356
1,377,768	WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.59%, 11/25/36(d)	1,145,706
662,635	WaMu Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1, 5.26%, 01/25/37(d)	509,245
3,536,680	Wamu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 5.84%, 08/25/46(d)	3,249,682
7,447,071	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	4,469,624
6,673,733	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.00%, 06/25/37	4,707,660

Principal Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,823,930	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1, 5.53%, 07/25/36(d)	$4,493,038
3,441,025	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.94%, 07/25/36(d)	2,881,589
3,886,570	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3, 5.49%, 07/25/36(d)	3,327,956
3,123,403	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 2A1, 6.01%, 09/25/36(d)	2,696,082
2,201,315	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A1, 5.52%, 12/25/36(d)	2,056,310
10,511,318	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 5.49%, 04/25/36(d)	8,481,466
3,583,624	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR7, Class 2A4, 5.54%, 05/25/36(d)	3,144,711
3,211,839	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4, Class A4, 6.00%, 04/27/37	2,932,216
3,963,283	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6, Class A6, 6.00%, 05/25/37	3,537,422
2,627,516	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A16, 6.00%, 07/25/37	2,368,916
1,073,425	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A22, 6.00%, 07/25/37	967,656

		306,257,988

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
3,000,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.93%, 02/10/49(d)	3,055,319
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 6.01%, 12/10/49(d)	3,073,190
3,000,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	2,892,884

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$3,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	$3,016,537
3,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 09/12/49	2,936,491
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.93%, 06/15/49(d)	2,892,724
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.10%, 02/15/49(d)	2,957,271

		20,824,416

Total Non-Agency Mortgage-Backed Securities (Cost $306,468,017)		327,082,404

U.S. GOVERNMENT AGENCIES — 3.6%
Federal Farm Credit Bank — 0.1%
1,535,000	4.75%, 05/07/10	1,535,620

Federal Home Loan Bank — 3.5%
38,600,000	0.06%, 05/03/10(m)	38,600,000
44,000,000	0.06%, 05/03/10(m)	44,000,000
27,000,000	4.25%, 06/11/10	27,093,563
3,050,000	2.75%, 06/18/10	3,056,824
8,105,000	4.50%, 09/10/10	8,225,781
6,000,000	0.99%, 09/24/10(d)	6,017,448

		126,993,616

Total U.S. Government Agencies (Cost $128,487,962)		128,529,236

MUNICIPAL BONDS — 0.4%
California — 0.2%
1,130,000	City of Tulare Build America Revenue Bonds, OID, (AGM) 8.75%, 11/15/44	1,134,599
420,000	State of California Build America Bonds GO 6.65%, 03/01/22	444,927
595,000	State of California Build America Bonds GO 7.95%, 03/01/36	632,241

Principal Amount		Value

California (continued)
$1,515,000	State of California Build America Bonds GO 7.63%, 03/01/40	$1,683,544
190,000	State of California Refunding GO 4.50%, 08/01/28	177,867
370,000	State of California Various Purpose GO 6.20%, 03/01/19	386,717
625,000	State of California Various Purpose GO, OID 5.25%, 03/01/30	638,425
520,000	State of California Various Purpose GO, OID 5.50%, 03/01/40	539,536
2,020,000	State of California Various Purpose GO, OID, 6.00%, 04/01/38	2,195,417

		7,833,273

Florida — 0.1%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/20	1,095,320
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/21	1,071,760
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (NATL-RE) 5.00%, 07/01/22	1,066,090
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (NATL-RE) 4.75%, 10/01/40	1,329,280

		4,562,450

Illinois — 0.1%
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (AGM) 5.00%, 01/01/20	1,037,110

Michigan — 0.0%
125,000	City of Detroit GO OID 4.50%, 11/01/23	119,867

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

New York — 0.0%
$370,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	$376,260

Total Municipal Bonds (Cost $13,111,537)		13,928,960

Shares

CASH SWEEP — 2.0%
UNITED STATES — 2.0%
69,817,771	Citibank - US Dollars on Deposit in Custody Account	69,817,771

Total Cash Sweep (Cost $69,817,771)		69,817,771

TOTAL INVESTMENTS — 98.8% (Cost $3,269,831,266)(a)		3,554,838,240
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		44,946,322

NET ASSETS — 100.0%		$3,599,784,562

FUTURES CONTRACTS: SHORT POSITION

Contracts		Unrealized Depreciation

3,499	2 Year U.S. Treasury Note, June 2010	$(2,144,097)
1	10 Year U.S. Treasury Note, June 2010	(971)

	Net unrealized depreciation	$(2,145,068)

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation

2,375	S&P 500 E-Mini Futures, June 2010	$4,352,187
575	Russell 2000 Mini Index Futures, June 2010	2,489,750
801	U.S. Ultra Long-Term Treasury Bond, June 2010	1,480,375

	Net unrealized appreciation	$8,322,312

Cash collateral of $15,627,600 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

At April 30, 2010, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $14,096,554 or 0.39% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/10 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.	07/28/08	$12.00
$10,206,966	China Milk Products Group Ltd., Cnv.	01/21/09	$11.68
$833,499	Amscan Holdings, Inc.	04/28/09	$95.75
$1,746,514	Accellent, Inc.	05/18/09	$100.75
$3,136,256	Cenveo Corp.	01/06/10	$100.00
$905,185	Cumulus Media, Inc., Replacement Term Loan	03/25/10	$91.50

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 25.75 and receiving an amount if the realized correlation is under the correlation strike price of 25.75, expiring 04/18/12 (Underlying notional amount at value $50,000)	100	$(38,385)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 26.25 and receiving an amount if the realized correlation is under the correlation strike price of 26.25, expiring 04/13/12 (Underlying notional amount at value $50,000)	100	(20,976)
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.25 and receiving an amount if the realized correlation is under the correlation strike price of 28.25, expiring 04/05/13 (Underlying notional amount at value $50,000)	100	82,778
Equity swap with Barclays Bank Plc paying an amount if the realized correlation is over the correlation strike price of 28.75 and receiving an amount if the realized correlation is under the correlation strike price of 28.75, expiring 03/23/12 (Underlying notional amount at value $50,000)	100	106,740

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/16/11 (Underlying notional amount at value $50,000)	100	$(168,065)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 31% and receiving an amount if the realized correlation ratio is under 31%, expiring 12/21/12 (Underlying notional amount at value $100,000)	100	(363,374)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 32% and receiving an amount if the realized correlation ratio is under 32%, expiring 12/21/12 (Underlying notional amount at value $50,000)	100	(129,509)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount at value JPY 4,625,000)	100	(315,787)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 56% and receiving an amount if the realized correlation ratio is under 56%, expiring 12/09/11 (Underlying notional amount at value JPY 4,675,000)	100	(290,744)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 59% and receiving an amount if the realized correlation ratio is under 59%, expiring 12/09/11 (Underlying notional amount at value JPY 4,625,000)	100	(151,137)
Equity swap with BNP Paribas paying an amount if the realized correlation ratio is over 63% and receiving an amount if the realized correlation ratio is under 63%, expiring 12/09/11 (Underlying notional amount at value JPY 4,525,000)	100	29,663

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5 and receiving variance of the S&P 500 Index under the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $300,000)	300,000	$2,255,272
Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5 and receiving variance of the S&P 500 Index under the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $100,000)	100,000	1,077,703
Equity swap with BNP Paribas receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 13.9 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 13.9 Euro, expiring 12/18/15 (Underlying notional amount at value Euro 1,000,000)	1,000,000	(2,761,674)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 23,640,000)	23,640,000	57,676
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 35,460,000)	35,460,000	49,584

		$(580,235)

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$335,815,208
Unrealized depreciation	(50,808,234)

Net unrealized appreciation	$285,006,974

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $6,000,000, which is 0.17% of net assets.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2010.

(e)	Investment in non-U.S. Dollars. Principal amount reflects

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

local currency.

(f)	Principal amount denoted in Singapore Dollars.

(g)	Zero coupon bond. The rate represents the yield at time of purchase.

(h)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value is $264,185,058, which is 7.34% of net assets.

(i)	Principal amount denoted in Euros.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Principal amount denoted in New Zealand Dollars.

(l)	Security is a fully principal/notional funded Total Return swap with JPMorgan Chase Bank, N.A. where upon maturity of this bond the Fund will receive the obligation principal amount from the broker.

(m)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt
AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FOR — Foreign Ownership Restrictions
GO — General Obligations
MXN — Mexican Peso
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	0.6%
Banks	1.1%
Collateralized Mortgage Obligations	8.5%
Commercial Mortgage-Backed Securities	0.6%
Consumer Discretionary	14.3%
Consumer Staples	3.3%
Diversified Financials	3.4%
Energy	7.8%
Government Bonds	9.8%
Health Care	7.0%
Industrials	8.7%
Information Technology	11.7%
Insurance	0.1%
Materials	4.3%
Municipal Bonds	0.4%
Real Estate	0.2%
Telecommunication Services	7.2%
U.S. Government and Agency Securities	3.6%
Utilities	1.7%
Other*	5.7%

Total	100.0%

*	Includes cash and equivalents, exchange-traded funds, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 44.3%
BRAZIL — 3.5%
Materials — 3.5%
2,000,000	Vale SA - ADR	$61,260,000

CANADA — 0.3%
Materials — 0.3%
481,600	Harry Winston Diamond Corp.(b)	5,307,232

CHINA — 3.2%
Industrials — 0.8%
1,000,000	Suntech Power Holdings Co. Ltd. - ADR(b)	13,600,000

Utilities — 2.4%
14,009,500	Xinao Gas Holdings Ltd.	43,034,534

		56,634,534

GREECE — 1.6%
Energy — 1.6%
2,194,200	StealthGas, Inc.(b)	11,870,622
1,099,808	Tsakos Energy Navigation Ltd.	16,101,189

		27,971,811

PERU — 4.9%
Materials — 4.9%
2,604,887	Cia de Minas Buenaventura SA - ADR	85,674,733

SINGAPORE — 4.3%
Industrials — 4.3%
10,400,000	Keppel Corp. Ltd.	74,681,457

UNITED KINGDOM — 3.7%
Materials — 3.7%
1,500,000	Anglo American Plc(b)	64,388,666

UNITED STATES — 22.8%
Energy — 9.9%
2,769,000	Brazil Ethanol, Inc.(b)(c)(d)	0
3,082,300	Goodrich Petroleum Corp.(b)	52,183,339
482,000	Occidental Petroleum Corp.	42,734,120
3,600,000	PetroHawk Energy Corp.(b)	77,724,000

		172,641,459

Industrials — 5.1%
1,679,381	Arkansas Best Corp.	51,153,945
2,500,000	Diana Shipping, Inc.(b)	38,300,000

		89,453,945

Materials — 7.8%
1,216,000	Monsanto Co.	76,680,960
3,750,000	Steel Dynamics, Inc.	58,912,500

		135,593,460

		397,688,864

Total Common Stocks (Cost $757,033,212)		773,607,297

Shares		Value

PREFERRED STOCKS — 0.0%
Energy — 0.0%
541,004	Vertex Energy, Inc., Series A, Cnv.(b)(c)	$0

Total Preferred Stocks (Cost $4,500,000)		0

RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1
45,000	Vertex Energy, Inc., Warrants, Expires 05/30/11(b)	0

Total Rights/Warrants (Cost $1)		1

Number of Coins

COLLECTIBLE COINS — 3.0%
UNITED STATES — 3.0%
721	Various Collectible Coins and Sets of Coins	52,347,446

Total Collectible Coins (Cost $54,020,610)		52,347,446

Fine Troy Ounces

COMMODITIES — 9.5%
UNITED STATES — 9.5%
60,175	Gold Bullion	70,957,810
84,514	Palladium	46,334,837
28,054	Platinum	48,722,746

Total Commodities (Cost $124,098,977)		166,015,393

Principal Amount		Value

ASSET-BACKED SECURITIES — 2.6%
UNITED STATES — 2.6%
$9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 1.76%, 03/15/28(e)	9,213,750
13,950,000	SLM Student Loan Trust, Series 2002-7, Class A11, 1.75%, 03/15/28(e)	13,601,250
2,400,000	SLM Student Loan Trust, Series 2002-7, Class A6, 1.75%, 03/15/28(e)	2,340,000
7,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 1.76%, 03/15/28(e)	7,751,250

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
$11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 1.76%, 03/15/28(e)	$11,358,750
1,400,000	SLM Student Loan Trust, Series 2002-7, Class A9, 1.77%, 03/15/28(e)	1,365,000

Total Asset-Backed Securities (Cost $44,481,095)		45,630,000

MUNICIPAL BONDS — 0.3%
Texas — 0.3%
6,000,000	State of Texas Refunding GO, Veterans’ Housing Assistance Program, Fund II, Series D, (SPA - State Street Bank & Trust Co.) 0.26%, 06/01/26(e)	6,000,000

Total Municipal Bonds (Cost $6,000,000)		6,000,000

U.S. GOVERNMENT AGENCIES — 17.7%
Federal Home Loan Bank — 17.7%
184,000,000	0.06%, 05/03/10(f)	184,000,000
75,000,000	0.08%, 05/04/10(f)	74,999,834
50,000,000	0.16%, 05/19/10(f)	49,996,555

Total U.S. Government Agencies (Cost $308,996,389)		308,996,389

U.S. GOVERNMENT SECURITIES — 21.3%
U.S. Treasury Notes — 21.3%
100,000,000	1.63%, 01/15/18(g)	108,249,509
192,500,000	2.13%, 01/15/19(g)	210,025,628
53,200,000	1.38%, 01/15/20(g)	53,799,530

Total U.S. Government Securities (Cost $359,504,729)		372,074,667

Shares

CASH SWEEP — 0.4%
6,651,199	Citibank - US Dollars on Deposit in Custody Account	6,651,199

Total Cash Sweep (Cost $6,651,199)		6,651,199

TOTAL INVESTMENTS — 99.1% (Cost $1,665,286,212)(a)		1,731,322,392
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		15,606,477

NET ASSETS — 100.0%		$1,746,928,869

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

200	New York Mercantile Exchange Gulf #6 Fuel, June 2010	$(1,850,000)
250	London Metal Exchange Copper, June 2010	3,138,125
200	London Metal Exchange Copper, July 2010	(13,502,500)
150	London Metal Exchange Nickel, July 2010	(9,225,900)
300	London Metal Exchange Zinc, July 2010	(172,500)
200	New York Mercantile Exchange Gulf #6 Fuel, July 2010	(1,966,000)
200	New York Mercantile Exchange Gulf #6 Fuel, August 2010	(2,050,000)

	Net unrealized depreciation	$(25,628,775)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)

350	London Metal Exchange Copper, June 2010	$(494,375)
200	New York Mercantile Exchange Heating Oil, June 2010	3,320,520
200	London Metal Exchange Copper, July 2010	10,140,000
150	London Metal Exchange Nickel, July 2010	12,050,850
900	London Metal Exchange Lead, July 2010	(1,275,618)
300	London Metal Exchange Zinc, July 2010	4,990,137
200	New York Mercantile Exchange Heating Oil, July 2010	3,344,040
395	New York Mercantile Exchange Platinum, July 2010	2,649,100
1,254	NYB-ICE Sugar #11, July 2010	(1,636,627)
200	New York Mercantile Exchange Heating Oil, August 2010	3,344,880

	Net unrealized appreciation	$36,432,907

Cash collateral of $6,299,546 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

At April 30, 2010, the Real Return Fund held investments in restricted and illiquid securities amounting to $52,347,447 or 3.0% of net assets, which were valued under methods approved by the Board of Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	04/30/10 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
0	Rancher Energy Corp., Warrants	03/20/07	—
4,500,000	Vertex Energy Inc., Series A	05/16/06	—

04/30/10 Average Value Per Unit

54,020,610	Collectible Coins	12/14/06	72,603.95

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$195,603,085
Unrealized depreciation	(129,566,905)

Net unrealized appreciation	$66,036,180

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The cost of fair valued securities is $24,027,013 and the aggregate value is zero.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The cost of the security is $19,527,013 and the aggregate value is zero.

(e)	Variable rate security. Rate shown is the rate as of April 30, 2010.

(f)	The rate represents the annualized yield at time of purchase.

(g)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible
ICE — ICE Futures US, Inc.
NYB — New York Board of Trade
SPA — Standby Purchase Agreement
GO — General Obligations

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 05/31/10 (Underlying notional amount at value $4,425,900)	182	$982,315
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 06/30/10 (Underlying notional amount at value $4,378,500)	180	796,457
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 07/31/10 (Underlying notional amount at value $2,112,900)	92	182,010
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 08/31/10 (Underlying notional amount at value $2,112,900)	92	181,960
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 09/30/10 (Underlying notional amount at value $2,065,500)	90	179,402
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 10/31/10 (Underlying notional amount at value $2,112,900)	92	7,319
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 11/30/10 (Underlying notional amount at value $2,065,500)	90	8,619
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 12/31/10 (Underlying notional amount at value $2,112,900)	92	7,309
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Ice Sugar Index, expiring 06/28/10 (Underlying notional amount at value $48,320,236)	2,598	(4,233,647)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	$453,392
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	451,261
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	454,100
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	450,888
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	450,626
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	455,278
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	455,025
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	454,747

		$1,737,061

	Units	Unrealized Appreciation

SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 05/31/10 (Underlying notional amount at value $1,440,500)	(45)	$103,165
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index, expiring 06/30/10 (Underlying notional amount at value $1,440,500)	(45)	146,492
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	925,291
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	925,566
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	919,266
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	915,422
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	914,956
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	900,400
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	899,690

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

	Units	Unrealized Appreciation

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	$899,161

		$7,549,409

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Asset-Backed Securities	2.6%
Collectible Coins	3.0%
Commodities	9.5%
Energy	11.5%
Industrials	10.2%
Materials	20.2%
Municipal Bonds	0.3%
U.S. Government and Agency Securities	39.0%
Utilities	2.4%
Other*	1.3%

Total	100.0%

*	Includes cash and equivalents, options, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2010
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 36.8%
Banks — 9.6%
$3,800,000	Bank of America Corp., 4.50%, 04/01/15	$3,834,804
540,000	Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	575,251
1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	1,039,727
5,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	5,012,540
1,340,000	Credit Suisse New York, 3.50%, 03/23/15	1,351,352
1,090,000	Deutsche Bank AG, 3.45%, 03/30/15	1,092,858
2,000,000	GMAC, Inc., 1.75%, 10/30/12	2,016,962
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	6,146,862
6,985,000	JPMorgan Chase & Co., 3.70%, 01/20/15	7,127,920
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,024,505
3,000,000	Westpac Banking Corp., 2.90%, 09/10/14(b)	3,048,960

		36,271,741

Consumer Discretionary — 1.0%
1,000,000	Cornell University, 4.35%, 02/01/14	1,065,980
200,000	Dartmouth College, 4.75%, 06/01/19	210,380
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,077,153
1,343,000	Wm Wrigley Jr. Co., 4.30%, 07/15/10	1,349,715

		3,703,228

Consumer Staples — 3.1%
5,000,000	Anheuser-Busch Inbev Worldwide, Inc., 5.38%, 11/15/14(b)	5,439,565
1,040,000	Procter & Gamble Co. (The), 4.60%, 01/15/14	1,125,693
1,705,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	1,766,351
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,567,790
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,037,797
580,000	Wal-Mart Stores, Inc., 3.20%, 05/15/14	600,598

		11,537,794

Principal Amount		Value

Diversified Financials — 8.3%
$40,000	American Express Credit Corp., 5.13%, 08/25/14	$43,009
2,935,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	3,345,105
2,000,000	Caterpillar Financial Services Corp., 2.00%, 04/05/13	2,013,710
40,000	Credit Suisse USA, Inc., 5.13%, 01/15/14	43,074
2,672,000	Eksportfinans A/S, 5.00%, 02/14/12	2,846,474
1,455,000	Eksportfinans A/S, 3.00%, 11/17/14	1,477,295
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	510,882
3,000,000	FIH Erhvervsbank AS, 2.45%, 08/17/12(b)	3,058,476
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,010,372
30,000	General Electric Capital Corp., 1.63%, 01/07/11	30,224
1,000,000	General Electric Capital Corp., 2.25%, 03/12/12	1,022,681
1,250,000	General Electric Capital Corp., 2.80%, 01/08/13	1,271,039
4,518,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,867,969
990,000	General Electric Capital Corp., Series A, 3.75%, 11/14/14	1,014,858
2,000,000	Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14(b)	2,028,712
1,000,000	Morgan Stanley, 4.20%, 11/20/14	997,783
3,150,000	Sallie Mae, Inc., 7.30%, 08/01/12	3,584,845
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,015,410

		31,181,918

Energy — 1.8%
500,000	Marathon Oil Corp., 6.50%, 02/15/14	564,429
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,791,948
4,210,000	Shell International Finance BV, 4.00%, 03/21/14	4,460,958

		6,817,335

Health Care — 5.9%
4,620,000	Amgen, Inc., Cnv, 0.13%, 02/01/11	4,568,025

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Health Care (continued)
$570,000	Express Scripts, Inc., 6.25%, 06/15/14	$639,250
500,000	McKesson Corp., 6.50%, 02/15/14	562,330
1,420,000	Novartis Capital Corp., 4.13%, 02/10/14	1,514,950
2,460,000	Pfizer, Inc., 5.35%, 03/15/15	2,736,061
7,000,000	Roche Holdings, Inc., 5.00%, 03/01/14(b)	7,632,149
500,000	Thermo Fisher Scientific, Inc., 3.25%, 11/20/14(b)	504,397
2,000,000	Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(b)	1,997,980
2,000,000	Wyeth, 5.50%, 02/01/14	2,218,682

		22,373,824

Industrials — 0.8%
1,200,000	Nomura Holdings, Inc., 5.00%, 03/04/15	1,252,655
1,700,000	Tyco International Finance SA, 3.38%, 10/15/15	1,705,357
80,000	United Parcel Service, Inc., 3.88%, 04/01/14	84,550

		3,042,562

Information Technology — 0.2%
930,000	International Business Machines Corp., 2.10%, 05/06/13	940,047

Insurance — 3.2%
500,000	Berkshire Hathaway Finance Corp., 4.50%, 01/15/13	534,945
1,400,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	1,529,807
3,690,000	Berkshire Hathaway, Inc., 3.20%, 02/11/15	3,761,003
5,800,000	New York Life Global Funding, 4.65%, 05/09/13(b)	6,223,864

		12,049,619

Materials — 1.0%
630,000	Airgas, Inc., 2.85%, 10/01/13	634,555
630,000	Airgas, Inc., 4.50%, 09/15/14	654,218
1,250,000	Dow Chemical Co. (The), 5.90%, 02/15/15	1,371,061

Principal Amount		Value

Materials (continued)
$1,000,000	International Paper Co., 9.38%, 05/15/19	$1,271,992

		3,931,826

Utilities — 1.9%
1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	1,702,591
5,825,000	Transocean, Inc., Series B, Cnv., 1.50%, 12/15/37	5,621,125

		7,323,716

Total Corporate Bonds (Cost $133,361,816)		139,173,610

MUNICIPAL BONDS — 2.4%
Connecticut — 0.3%
1,000,000	State of Connecticut Taxable GO, Series A, 3.59%, 03/01/12	1,039,800

Maine — 0.2%
350,000	State of Maine General Purpose GO, 3.94%, 05/15/11	360,000
465,000	State of Maine General Purpose GO, 4.34%, 05/15/13	488,464

		848,464

New York — 1.2%
1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	1,038,520
1,790,000	New York State Dormitory Authority Economic Development & Housing Refunding Revenue Bonds, 4.81%, 12/15/11	1,894,554
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	540,585
1,035,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,109,499

		4,583,158

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Ohio — 0.3%
$1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (NATL-RE) 5.25%, 05/01/11	$1,042,830

Oregon — 0.1%
500,000	State of Oregon Public Improvements GO, Series B 2.22%, 08/01/13	500,225

Texas — 0.3%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/03/23	1,080,330

Total Municipal Bonds (Cost $8,862,579)		9,094,807

U.S. GOVERNMENT AGENCIES — 41.7%
Fannie Mae — 1.3%
550,000	5.00%, 08/02/12	594,905
3,750,000	5.00%, 03/02/15	4,158,285
8,379	7.50%, 08/01/25	9,432

		4,762,622

Federal Farm Credit Bank — 3.3%
100,000	5.15%, 12/06/10	102,713
1,500,000	2.00%, 01/17/12	1,526,576
3,550,000	2.13%, 06/18/12	3,617,351
400,000	4.50%, 10/17/12	429,262
1,000,000	1.88%, 12/07/12	1,008,493
500,000	1.75%, 02/21/13	501,274
5,135,000	2.63%, 04/17/14	5,218,321
105,000	3.00%, 09/22/14	107,498

		12,511,488

Federal Home Loan Bank — 25.2%
25,000	3.38%, 05/14/10	24,985
95,000	5.25%, 06/11/10	95,511
310,000	5.13%, 09/10/10	315,627
125,000	5.13%, 09/29/10	127,422
1,793,725	4.75%, 10/25/10	1,840,810
60,000	4.25%, 11/02/10	61,154
50,000	4.25%, 11/15/10	50,988
630,000	6.63%, 11/15/10	650,478
730,000	4.75%, 12/10/10	748,286
1,240,000	4.88%, 12/10/10	1,271,611
1,620,000	4.00%, 02/15/11	1,663,228
2,135,000	5.88%, 02/15/11	2,221,651
500,000	2.88%, 03/11/11	509,560
6,145,000	4.88%, 03/11/11	6,369,876

Principal Amount		Value

Federal Home Loan Bank (continued)
$155,000	5.00%, 05/13/11	$161,915
100,000	4.25%, 06/10/11	103,759
6,130,000	5.25%, 06/10/11	6,427,599
235,000	5.38%, 06/10/11	247,212
320,000	4.38%, 08/15/11	334,860
75,000	5.75%, 08/15/11	79,668
300,000	3.75%, 09/09/11	311,991
645,000	5.00%, 09/09/11	680,420
1,355,000	5.00%, 10/13/11	1,436,239
50,000	4.25%, 11/15/11	52,572
835,000	4.88%, 11/15/11	885,750
15,000	5.63%, 11/15/11	16,083
6,450,000	4.75%, 12/09/11	6,831,453
2,700,000	5.00%, 03/09/12	2,894,948
5,030,000	3.63%, 06/08/12	5,285,363
1,075,000	4.38%, 06/08/12	1,136,337
455,000	4.88%, 06/08/12	489,552
1,400,000	5.38%, 06/08/12	1,520,768
335,000	4.63%, 08/15/12	359,875
990,000	4.50%, 09/14/12	1,060,301
660,000	5.00%, 09/14/12	714,028
1,400,978	5.27%, 12/28/12	1,482,632
50,000	3.50%, 03/08/13	52,618
3,900,000	3.88%, 03/08/13	4,144,729
915,000	5.00%, 03/08/13	1,000,948
2,000,000	3.75%, 06/14/13	2,117,436
500,000	4.25%, 06/14/13	537,840
1,500,000	1.88%, 06/21/13	1,505,631
500,000	4.38%, 09/13/13	540,668
2,690,000	5.25%, 09/13/13	2,983,261
185,000	5.50%, 12/11/13	207,460
10,495,000	3.13%, 12/13/13	10,965,459
500,000	4.00%, 12/13/13	534,735
2,065,000	4.88%, 12/13/13	2,268,828
800,000	4.88%, 06/13/14	877,205
7,825,000	5.38%, 06/13/14	8,735,705
2,325,000	3.25%, 09/12/14	2,408,223
870,000	5.25%, 09/12/14	967,423
3,720,000	4.75%, 11/14/14	4,084,861
800,000	2.75%, 12/12/14	809,173
1,815,000	4.75%, 12/12/14	1,986,320
140,000	3.50%, 03/13/15	145,721
50,000	5.00%, 12/11/15	54,904

		95,393,660

Freddie Mac — 0.3%
190,000	4.50%, 12/16/10	194,598
355,000	5.00%, 08/15/12	383,024
400,000	5.00%, 11/13/14	441,038

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Freddie Mac (continued)
$300,000	2.88%, 02/09/15	$303,114

		1,321,774

Ginnie Mae — 0.0%
79,146	8.50%, 10/15/17	86,732
458	9.00%, 02/15/20	517

		87,249

Government Bonds — 0.1%
215,000	4.50%, 09/10/10	218,204

Overseas Private Investment Corp. — 3.4%
1,000,000	4.59%, 12/09/11(c)	1,034,691
10,778,496	5.14%, 12/15/23	11,659,423

		12,694,114

Private Export Funding Corp. — 6.5%
300,000	6.07%, 04/30/11	316,293
400,000	5.66%, 09/15/11(b)	424,436
425,000	4.90%, 12/15/11	452,126
510,000	5.69%, 05/15/12	556,280
12,760,000	3.55%, 04/15/13	13,424,783
1,800,000	4.97%, 08/15/13	1,971,842
4,260,000	3.05%, 10/15/14	4,348,749
3,000,000	5.00%, 12/15/16	3,269,664

		24,764,173

Small Business Administration — 0.9%
1,431,533	4.73%, 02/10/19	1,480,726
2,000,000	4.11%, 03/10/20	2,014,837

		3,495,563

Tennessee Valley Authority — 0.7%
779,000	5.63%, 01/18/11	808,339
632,000	6.79%, 05/23/12	704,322
110,000	4.75%, 08/01/13	120,021
725,000	6.25%, 12/15/17	847,779

		2,480,461

Total U.S. Government Agencies (Cost $153,066,279)		157,729,308

U.S. GOVERNMENT SECURITIES — 17.0%
U.S. Treasury Notes — 17.0%
275,000	2.38%, 04/15/11(d)	309,622
5,265,000	1.13%, 06/30/11	5,302,634
1,475,000	2.63%, 02/29/16	1,463,477
18,330,000	2.38%, 03/31/16	17,907,548

Principal Amount		Value

U.S. Treasury Notes (continued)
$35,674,000	4.63%, 11/15/16	$39,274,862

Total U.S. Government Securities (Cost $61,359,927)		64,258,143

GOVERNMENT BONDS — 0.6%
DENMARK — 0.3%
1,000,000	Kingdom of Denmark, 2.25%, 05/14/12	1,021,036

EGYPT — 0.3%
1,000,000	Egypt Government Aid Bonds, 4.45%, 09/15/15	1,072,310

Total Government Bonds (Cost $2,077,913)		2,093,346

Shares

INVESTMENT COMPANY — 0.9%
3,406,800	SEI Daily Income Trust Government II Fund, Class A	3,406,800

Total Investment Company (Cost $3,406,800)		3,406,800

TOTAL INVESTMENTS — 99.4% (Cost $362,135,314)(a)		375,756,014

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,254,937

NET ASSETS — 100.0%		$378,010,951

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$14,060,215
Unrealized depreciation	(439,515)

Net unrealized appreciation	$13,620,700

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $51,118,837, which is 13.5% of net assets.

(c)	Zero coupon bond. The rate represents the yield at time of purchase.

(d)	Inflation protected security. Principal amount reflects original security face amount.

Old Westbury Funds, Inc.
Fixed Income Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

AGM — Assured Guaranty Municipal Corp.
Cnv. — Convertible
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
MTN — Medium Term Note
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	58.7%
Corporate Bonds	36.8
Municipal Bonds	2.4
Foreign Government Bonds	0.6
Other*	1.5

100%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

Old Westbury Funds, Inc.
MUNICIPAL BOND FUND
Portfolio of Investments	April 30, 2010
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 97.9%
Alabama — 0.2%
$400,000	Alabama Water Pollution
	Control Authority Revenue
	Bonds, (AMBAC)
	5.50%, 08/15/14	$408,952
1,000,000	Huntsville-Redstone Village
	Special Care Facilities
	Financing Authority Revenue
	Bonds, Series A, OID,
	8.13%, 12/01/26(b)	1,190,790

		1,599,742

Arizona — 0.6%
350,000	Arizona State Board of Regents
	Revenue Bonds, Series
	2008-C, OID,
	5.88%, 07/01/24	399,973
800,000	Arizona State Transportation
	Board Grant Anticipation
	Refunding Revenue Bonds,
	Series A,
	5.00%, 07/01/14	905,128
1,575,000	Arizona State Transportation
	Board Grant Anticipation
	Revenue Bonds, Series A
	5.00%, 07/01/26	1,714,466
200,000	Maricopa County Community
	College District GO, Series C
	5.00%, 07/01/20	226,838
500,000	Phoenix Civic Improvement
	Corp. Refunding Revenue
	Bonds, Senior Lien,
	5.50%, 07/01/24	562,090
250,000	University of Arizona Refunding
	COP, Series C, (AMBAC)
	5.00%, 06/01/18	263,598

		4,072,093

California — 10.1%
3,000,000	California State Department of
	Water Resources Refunding
	Revenue Bonds, Series AG
	4.25%, 12/01/23	3,171,600
600,000	California State Public Works
	Board Regents University
	Revenue Bonds, Series C-1
	5.00%, 03/01/22	652,884
1,000,000	California State Public Works
	Board Regents University
	Revenue Bonds, Series E,
	OID,
	5.00%, 04/01/34	1,017,940

Principal Amount		Value

California (continued)
$6,000,000	California State Public Works
	Board Regents University
	Revenue Bonds, Series F,
	OID,
	5.00%, 04/01/34	$6,107,640
4,000,000	City of Los Angeles Refunding
	Revenue Bonds, Series A,
	5.00%, 06/01/17	4,514,440
675,000	City of Los Angeles Resource
	Recovery Improvement
	Revenue Bonds, Series A
	4.00%, 02/01/12	709,330
6,000,000	City of Los Angeles Resource
	Recovery Improvement
	Revenue Bonds, Series A
	5.00%, 02/01/20	6,700,980
250,000	Golden State Tobacco
	Securitization Corp. Enhanced
	Asset-Backed Revenue Bonds,
	Series B, OID
	5.63%, 06/01/33(b)	282,538
360,000	Golden State Tobacco
	Securitization Corp.
	Enhanced-Asset Backed
	Revenue Bonds, Series B,
	OID
	5.50%, 06/01/13(b)	405,504
300,000	Golden State Tobacco
	Securitization Corp.
	Enhanced-Asset Backed
	Revenue Bonds, Series B,
	OID
	5.50%, 06/01/13(b)	337,920
350,000	Golden State Tobacco
	Securitization Corp.
	Enhanced-Asset Backed
	Revenue Bonds, Series B,
	OID,
	5.63%, 06/01/13(b)(c)	395,552
305,000	Golden State Tobacco
	Securitization Corp.
	Enhanced-Asset Backed
	Revenue Bonds, Series B,
	OID, (AMBAC)
	5.00%, 06/01/13(b)(c)	338,974
220,000	Golden State Tobacco
	Securitization Corp.
	Enhanced-Asset Backed
	Revenue Bonds, Series B,
	OID, (AMBAC)
	5.00%, 06/01/13(b)	244,506
1,715,000	Los Angeles Community College
	District 2008 Election
	Refunding GO, Series A,
	6.00%, 08/01/33	1,904,833

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

California (continued)
$8,000,000	Los Angeles County
	Metropolitan Transportation
	Authority Refunding Revenue
	Bonds, Series A
	5.00%, 07/01/26	$8,684,560
6,370,000	Los Angeles Department of
	Water & Power Revenue
	Bonds, Sub-Series A-2,
	(AMBAC)
	5.00%, 07/01/44	6,558,679
170,000	Los Angeles Unified School
	District 2005 Election GO,
	Series E, (AGM)
	5.00%, 07/01/16	192,754
1,035,000	Los Rios Community College
	District 2002 Election GO,
	Series D
	5.25%, 08/01/23	1,147,546
4,000,000	Orange County Water District
	Refunding COP
	5.00%, 08/15/29	4,253,040
150,000	Placer County Water Agency
	Refunding COP, OID,
	(NATL-RE)
	4.50%, 07/01/16	154,302
275,000	Pomona Public Financing
	Authority Revenue Bonds,
	Water Facilities Project, Series
	AY, (AMBAC)
	5.00%, 05/01/18	292,311
12,000,000	State of California Refunding
	GO, Series A, (State GTY)
	5.00%, 07/01/22	12,708,840
1,000,000	University of California Revenue
	Bonds, Series D, (NATL-RE,
	FGIC)
	5.00%, 05/15/28	1,033,480
200,000	University of California Revenue
	Bonds, Series O,
	5.00%, 05/15/19	231,598
5,500,000	University of California Revenue
	Bonds, Series O, OID
	5.25%, 05/15/39	5,912,995

		67,954,746

Colorado — 0.8%
485,000	City of Longmont Sales & Use
	Tax Revenue Bonds, OID,
	5.63%, 11/15/10(b)(c)	498,609
1,800,000	University of Colorado
	Refunding Revenue Bonds,
	Series A (NATL-RE)
	4.50%, 06/01/21	1,899,162

Principal Amount		Value

Colorado (continued)
$3,000,000	University of Colorado Revenue
	Bonds, Sub-Series B-1
	3.00%, 12/01/12	$3,133,260

		5,531,031

Connecticut — 0.8%
285,000	Connecticut Housing Finance
	Authority Revenue Bonds,
	Housing Mortgage Financing
	Program, Sub-Series F-2, (GO
	of Authority)
	6.00%, 11/15/38	305,198
4,700,000	Connecticut State Health &
	Educational Facility Authority
	Revenue Bonds, Series A-4
	2.50%, 07/01/49(d)	4,871,503
170,000	State of Connecticut GO, Series
	C,
	4.50%, 11/01/12	184,766

		5,361,467

Florida — 7.2%
170,000	Florida Department of
	Transportation Revenue
	Bonds, Series A,
	5.00%, 07/01/29	174,966
3,000,000	Florida State Board of Education
	Capital Outlay GO, Series E
	4.60%, 06/01/23	3,134,490
10,000,000	Florida State Board of Education
	Capital Outlay Refunding GO,
	Series A, (NATL-RE, FGIC)
	5.00%, 06/01/17	10,965,800
5,000,000	Florida State Board of Education
	Capital Outlay Refunding GO,
	Series C
	5.00%, 06/01/23	5,553,200
5,000,000	Florida State Board of Education
	Capital Outlay Refunding GO,
	Series D
	5.00%, 06/01/23	5,553,200
805,000	Florida State Board of Education
	Public Education GO, Series
	E, OID, (AGM)
	5.00%, 06/01/26	835,035
8,575,000	Florida State Board of Education
	Revenue Bonds, Series A,
	OID
	5.50%, 07/01/27	9,244,536
250,000	Hillsborough County
	Community Investment Tax
	Revenue Bonds, (AMBAC)
	5.00%, 11/01/13	279,452
1,065,000	Hillsborough County
	Community Investment Tax
	Revenue Bonds, (AMBAC)
	5.00%, 11/01/16	1,195,750

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Florida (continued)
$2,500,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.38%, 10/01/35	$2,526,675
1,400,000	Miami-Dade County Airport Revenue Bonds, Series A-1, OID 5.50%, 10/01/41	1,420,986
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	492,764
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,154,920
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM) 5.25%, 10/01/16	2,041,110
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	556,015
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	954,900
1,420,000	State of Florida Department of Transportation Refunding GO, Series B 5.00%, 07/01/21	1,601,859

		48,685,658

Georgia — 2.3%
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Antic Buildings Revenue Bonds, Series A, 5.00%, 06/01/18	1,435,750
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.00%, 01/01/15	590,441
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE) 5.25%, 01/01/17	455,988
5,000,000	Gwinnett County School District GO 5.00%, 02/01/29	5,653,900
5,000,000	Gwinnett County Water & Sewerage Authority Revenue Bonds, Series A, (County GTY) 4.00%, 08/01/21	5,280,650

Principal Amount		Value

Georgia (continued)
$1,500,000	State of Georgia GO, Series B, 5.00%, 01/01/18	$1,747,260

		15,163,989

Hawaii — 0.3%
2,000,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	2,299,660

Illinois — 2.3%
500,000	Chicago Board of Education Dedicated GO, Series B, (AGM) 5.00%, 12/01/18	542,460
4,780,000	Chicago Metropolitan Water Reclamation District of Greater Chicago Refunding GO, 5.00%, 12/01/26	5,077,651
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC) 5.00%, 01/01/23	3,719,761
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC) 5.00%, 06/01/21	951,534
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19(b)	229,196
100,000	City of Rockford GO, Series A, OID, (AGM) 5.38%, 12/15/13(b)	103,064
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE) 5.00%, 12/01/25	1,058,050
235,000	Cook County Refunding GO, Series A, OID, (NATL-RE, FGIC) 5.00%, 11/15/22	236,805
85,000	Du Page County Community Unit School District No. 202 Lisle GO, OID, (AGM) 5.55%, 12/30/17(b)	87,879
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (AGM) 5.55%, 12/30/17	66,376
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14(b)	270,317
500,000	State of Illinois GO, First Series, 5.50%, 08/01/10(b)	506,200

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Illinois (continued)
$400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	$405,072
2,057,000	Village of Bolingbrook Refunding Special Tax, OID, (NATL-RE) 4.30%, 03/01/21	1,741,888
600,000	Will County School District No. 161 Summit Hill Refunding GO, (NATL-RE, FGIC) 5.00%, 01/01/17	633,840

		15,630,093

Indiana — 2.3%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/16	661,786
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/15/25	1,621,254
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,143,072
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	700,070
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding) 5.00%, 07/15/18	717,086
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 07/10/14	325,776
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding) 5.00%, 07/15/16	554,768

Principal Amount		Value

Indiana (continued)
$510,000	Evansville Vanderburgh Public Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	$550,270
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.13%, 07/15/12(b)	485,700
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	75,794
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/15/22	1,146,623
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE) 5.00%, 07/15/23	1,582,568
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding) 5.38%, 07/15/16(b)	192,379
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/10	127,084
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (AGM, State Aid Withholding) 5.05%, 07/15/11(b)	147,801
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14(b)	736,260
205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (AGM) 5.50%, 07/15/12(b)	209,118
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 5.00%, 01/15/16(b)	174,403

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Indiana (continued)
$500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/18	$534,520
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/16	805,662
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/16	827,676
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 07/15/17	641,290
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (NATL-RE, FGIC) 5.00%, 01/15/19	209,566
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding) 5.00%, 01/10/16	872,628
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding) 5.00%, 01/15/15	193,116
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	138,991

		15,375,261

Kentucky — 0.2%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC) 5.00%, 11/01/15	1,130,220

Principal Amount		Value

Louisiana — 0.3%
$2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	$2,194,880

Maine — 0.2%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	940,840
115,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21(b)	133,153
285,000	Maine Health & Higher Educational Facilities Authority Un-Refunded Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	305,865

		1,379,858

Maryland — 1.5%
4,000,000	Maryland State Transportation Authority Revenue Bonds, Series A 5.00%, 07/01/23	4,446,480
5,000,000	State of Maryland Refunding GO, Series B 5.00%, 03/01/21	5,798,950

		10,245,430

Massachusetts — 1.7%
5,000,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A 5.25%, 07/01/26	5,895,700
5,000,000	Massachusetts School Building Authority Revenue Bonds, Series A 4.35%, 08/15/25	5,205,450
215,000	Town of Hingham Refunding GO, Series A 4.00%, 04/15/24	223,527

		11,324,677

Michigan — 1.9%
1,350,000	Central Montcalm Public Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/23	1,434,969

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Michigan (continued)
$345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF) 5.00%, 05/01/20	$368,826
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13(b)	262,705
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/10(b)(c)	239,998
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/10(b)(c)	246,357
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/10(b)(c)	324,183
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/10(b)(c)	153,336
150,000	Jackson Public Schools School Building & Site Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/15	164,212
385,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	406,841
245,000	Portage Public Schools School Building & Site GO, (AGM) 5.00%, 05/01/14	257,934
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	782,068
265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF) 5.00%, 05/01/21	281,928
6,105,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	6,608,662
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	151,520
375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	375,776
400,000	Zeeland Public Schools Building & Site GO, (Q-SBLF) 5.00%, 05/01/20(b)	407,656

		12,466,971

Principal Amount		Value

Minnesota — 0.1%
$450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	$520,888

Mississippi — 0.3%
1,000,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,151,600
890,000	University of Southern Mississippi Campus Facilities Improvements Project Revenue Bonds, 5.00%, 09/01/20	987,891

		2,139,491

Missouri — 0.3%
500,000	Jackson County Reorganized School District No. 4 Refunding GO, Series B, (State Aid Direct Deposit) 5.00%, 03/01/18	574,880
1,505,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,699,311

		2,274,191

Nevada — 2.0%
1,000,000	Clark County Improvement District No. 112 Special Assessment 5.00%, 08/01/34	998,530
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	552,175
3,000,000	Clark County School District GO, Series C, (NATL-RE) 5.00%, 06/15/22	3,199,260
2,000,000	Clark County School District Refunding GO, Series B, (NATL-RE, FGIC) 5.00%, 06/15/22	2,111,680
2,805,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	3,082,723
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC) 5.00%, 06/01/20	3,274,737

		13,219,105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

New Jersey — 4.3%
$355,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/17	$376,517
440,000	Bloomfield Township Board of Education Refunding GO, (School Board Resolution Funding) 4.00%, 03/01/19	460,645
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding) 4.00%, 02/15/17	276,550
500,000	Harrison GO, (School Board Resolution Funding) 3.75%, 01/15/15	542,050
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC) 5.50%, 09/01/24	5,705,550
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,646,280
770,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series CC-2 5.00%, 12/15/32	804,781
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	531,620
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	1,392,660
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,639,383
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE) 5.50%, 12/15/15	1,575,709
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5 5.25%, 12/15/19	3,080,192

Principal Amount		Value

New Jersey (continued)
$1,000,000	New Jersey Transportation Trust Fund Authority Transportation Systems Revenue Bonds, Series A, (AGM-CR) 5.50%, 12/15/22	$1,146,310
335,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/15	361,066
440,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/16	469,146
360,000	New Milford School District Refunding GO, (School Board Resolution Funding) 4.00%, 08/15/17	379,991
750,000	Rahway School District School Improvements GO, Series A (School Board Resolution Funding) 3.50%, 02/15/18	785,370
1,450,000	Rahway School District School Improvements GO, Series A, OID (School Board Resolution Funding) 4.00%, 02/15/30	1,420,782
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.75%, 06/01/13(b)	402,694
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14(b)	124,782
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37(b)	1,326,672
535,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42(b)	592,844

		29,041,594

New Mexico — 0.2%
1,200,000	Albuquerque Bernalillo County Water Utility Authority Improvement Refunding Revenue Bonds, Series A1, 5.50%, 07/01/22	1,401,924

New York — 16.9%
2,000,000	City of New York Fiscal 2008 Refunding GO, Series A1, 5.00%, 08/01/15	2,261,860

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

New York (continued)
$4,250,000	City of New York Refunding GO, Series G, (NATL-RE) 5.00%, 08/01/18	$4,654,982
2,000,000	Metropolitan Transportation Authority Revenue Bonds, Series B, OID, 5.00%, 11/15/34	2,089,380
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,937,100
1,150,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,300,938
300,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series C, 4.75%, 06/15/33	305,076
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,589,100
6,000,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series D 5.00%, 06/15/38	6,263,340
5,000,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Series B 5.00%, 11/01/22	5,635,550
2,200,000	New York City Transitional Finance Authority Revenue Bonds, Series A 5.00%, 05/01/22	2,463,428
2,000,000	New York City Transitional Finance Authority Revenue Bonds, Series S-3, (State Aid Withholding) 5.25%, 01/15/25	2,174,300
3,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, (GO of Corp.) 4.50%, 04/01/20	3,336,930
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (NATL-RE) 5.00%, 11/15/15	1,159,090
6,285,000	New York State Dormitory Authority Construction Service Contract Refunding Revenue Bonds, Series A 5.00%, 07/01/22	6,832,863

Principal Amount		Value

New York (continued)
$450,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series B 5.00%, 07/01/21	$512,622
2,500,000	New York State Dormitory Authority Court Facilities Lease Refunding Revenue Bonds, Series A, (AMBAC) 5.50%, 05/15/31	2,747,600
2,000,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	2,183,000
3,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, 5.00%, 03/15/22	3,330,510
1,000,000	New York State Dormitory Authority Education Revenue Bonds, Series A, OID, 5.00%, 03/15/38	1,051,830
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (NATL-RE, FGIC) 5.00%, 02/15/16	606,584
1,970,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series B 4.50%, 08/15/17	2,131,028
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A, OID 5.00%, 02/15/34	5,283,300
500,000	New York State Dormitory Authority Refunding Mental Health Services Facilities Improvement Revenue Bonds, (Assured GTY) 5.00%, 02/15/19	550,280
2,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 08/15/18	2,773,025
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	1,574,308
1,100,000	New York State Dormitory Authority Upstate Community Colleges Refunding Revenue Bonds, 6.00%, 07/01/31(d)	1,221,297

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

New York (continued)
$7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds 5.00%, 04/01/20	$7,785,610
1,450,000	New York State Thruway Authority Highway Improvement Revenue Bonds 3.00%, 07/15/11	1,488,889
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	2,113,313
4,680,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/27	5,002,218
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	455,108
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B 5.00%, 04/01/21	5,534,250
2,210,000	New York State Thruway Authority Second General Highway and Bridge Trust Fund Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,473,454
5,000,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/21	5,615,600
820,000	New York State Thruway Authority Transportation Revenue Bonds, Series A 5.00%, 03/15/23	903,460
790,000	New York State Thruway Authority Transportation Revenue Bonds, Series A, 5.00%, 03/15/18	907,639
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds 5.25%, 01/01/23	1,084,030
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D 5.50%, 01/01/19	5,720,850

Principal Amount		Value

New York (continued)
$500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	$555,060
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,103,720
250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	275,272
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM) 5.00%, 01/01/15	1,131,280
4,800,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	5,173,488

		114,292,562

North Carolina — 4.3%
300,000	Brunswick County GO, (NATL-RE, FGIC) 5.00%, 05/01/15(b)	319,644
1,655,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,781,260
4,230,000	Cabarrus County School Improvement COP 5.00%, 01/01/25	4,445,011
710,000	City of Charlotte Refunding Revenue Bonds 5.00%, 07/01/21	810,706
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	282,778
1,635,000	Dare County COP, (NATL-RE, FGIC) 5.00%, 06/01/17	1,750,382
600,000	Harnett County COP, Series A, (AGM) 5.00%, 12/01/14	674,634
8,510,000	State of North Carolina Public Improvements GO, Series A 4.00%, 05/01/25	8,757,386
5,955,000	Wake County Public Improvement Revenue Bonds 5.00%, 01/01/27	6,542,937

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

North Carolina (continued)
$3,400,000	Wake County School Improvement GO 4.50%, 03/01/24	$3,630,146

		28,994,884

Ohio — 1.2%
665,000	Greene County Governmental Enterprise Refunding Revenue Bonds, Series A, (NATL-RE) 5.25%, 12/01/21	775,629
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,674,649
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE) 5.00%, 09/01/16	435,088
790,000	Ohio State University Revenue Bonds, Series A 4.25%, 12/01/24	816,370
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,069,370
2,000,000	State of Ohio Higher Education GO, Series B, 5.00%, 05/01/23	2,156,160

		7,927,266

Oregon — 0.7%
1,500,000	City of Portland Water System Refunding Revenue Bonds, Series A 5.00%, 05/01/17	1,731,810
3,000,000	Oregon State Department of Administrative Services COP, Series C 5.00%, 11/01/34	3,100,740

		4,832,550

Pennsylvania — 1.8%
1,585,000	Hempfield Area School District Refunding GO, Series B, (NATL-RE, FGIC, State Aid Withholding) 5.00%, 10/15/16	1,693,541
115,000	New Castle Area School District GO, OID, (NATL-RE, State Aid Withholding) 4.40%, 03/01/11	118,559

Principal Amount		Value

Pennsylvania (continued)
$1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (NATL-RE) 5.00%, 04/01/17	$1,591,595
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding) 5.00%, 09/01/18	7,688,450
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(d)	1,113,540

		12,205,685

Puerto Rico — 0.0%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	207,680

South Carolina — 0.2%
1,000,000	Charleston Waterworks & Sewer Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,107,980

Texas — 24.7%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE) 5.50%, 08/15/15	1,466,392
2,000,000	Aldine Independent School District GO, OID, (PSF-GTD) 4.25%, 02/15/25	2,069,560
2,500,000	Aldine Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/22	2,652,675
4,405,000	Aldine Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	4,823,034
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,366,659
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13(b)	113,986
1,600,000	Beaumont Independent School District GO, OID, (Assured GTY) 5.00%, 02/15/34	1,653,728

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/24	$1,034,510
5,000,000	Belton Independent School District Refunding GO, OID, (PSF-GTD) 4.75%, 02/15/27	5,130,000
610,000	Bexar County GO, Series A 5.00%, 06/15/22	676,813
1,000,000	Bexar County GO, Series A 5.00%, 06/15/26	1,076,480
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18(b)	1,065,200
1,995,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/25	2,054,212
1,805,000	Brownwood Independent School District School Building Refunding GO, (NATL-RE, FGIC) 5.25%, 02/15/26	1,852,345
10,780,000	Canton Independent School District GO, (PSF-GTD) 5.00%, 02/15/37	11,251,086
100,000	City of Austin Refunding Sub Lien Revenue Bonds, (NATL-RE) 5.25%, 05/15/25	109,435
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	819,045
515,000	City of Denton Certificates of Obligation GO, (NATL-RE) 5.00%, 02/15/14	573,715
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE) 4.50%, 03/01/14	984,894
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.25%, 03/01/14	4,526,400
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE) 5.38%, 03/01/15	3,384,870
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20(b)	271,218
1,280,000	City of Richardson Refunding GO, (NATL-RE) 5.25%, 02/15/20	1,405,453
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,841,297

Principal Amount		Value

Texas (continued)
$1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	$1,607,520
190,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/15	215,555
315,000	Coppell Independent School District School Building GO, (NATL-RE) 5.00%, 08/15/16	356,955
4,485,000	Cypress-Fairbanks Independent School District Refunding GO, Series 2005-2, (PSF-GTD) 4.00%, 02/15/21	4,711,896
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	112,418
245,000	Deer Park Independent School District Limited Tax GO, (AGM) 5.00%, 02/15/17	276,764
3,340,000	Denton County GO, OID 4.25%, 07/15/27	3,379,045
245,000	El Paso County Refunding GO, (NATL-RE) 5.00%, 02/15/16	275,228
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,093,650
650,000	Fort Bend County Refunding GO, 5.00%, 03/01/24	707,824
1,460,000	Fort Bend Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,631,565
500,000	Friendswood Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 02/15/23	551,370
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (AGM) 5.00%, 03/01/21	1,173,041
350,000	Frisco Independent School District School Building GO, Series B, (NATL-RE) 5.50%, 07/15/13	394,786
3,000,000	Garland Independent School District Refunding GO, Series A 5.00%, 02/15/19	3,447,390

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	$315,576
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	157,311
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/17	764,785
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE) 5.00%, 08/15/19	1,077,280
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/10(b)(c)	375,387
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,037,930
4,000,000	Harris County Refunding GO, Series A 5.00%, 10/01/25	4,445,600
2,500,000	Harris County Refunding GO, Series A, 5.00%, 10/01/23	2,813,175
2,500,000	Harris County Refunding GO, Series C 5.00%, 08/15/23	2,809,525
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,176,560
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	418,676
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE) 4.50%, 08/15/19	519,360
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM) 5.25%, 04/15/21	3,308,584
2,975,000	Houston Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/22	3,287,375
500,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD) 5.45%, 02/15/16	560,175

Principal Amount		Value

Texas (continued)
$560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	$627,486
440,000	Midland College District GO, (NATL-RE, FGIC) 5.00%, 02/15/24	465,802
1,890,000	Monahans-Wickett-Pyote Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/25	2,027,838
1,315,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	1,557,184
1,625,000	Northwest Independent School District GO, OID, (PSF-GTD) 4.75%, 02/15/27	1,674,725
700,000	Northwest Independent School District Refunding GO, (PSF-GTD) 4.50%, 02/15/18	755,678
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	326,280
1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	1,298,833
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,168,663
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	596,479
500,000	Rockwall Independent School District School Building GO, (PSF-GTD) 4.75%, 02/15/15	566,490
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/10(b)(c)	299,195
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	482,900
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,088,003

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$3,125,000	Socorro Independent School District GO, Series A, (PSF-GTD) 5.00%, 08/15/25	$3,347,375
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,696,215
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,592,378
2,000,000	Spring Branch Independent School District Schoolhouse GO, (PSF-GTD) 5.25%, 02/01/38	2,126,840
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,082,212
5,300,000	State of Texas GO, Series B 5.00%, 12/01/24	5,793,907
5,700,000	State of Texas Transportation GO, OID 4.65%, 04/01/25	5,950,914
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,528,300
1,200,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/22	1,339,632
405,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/23	451,903
2,060,000	State of Texas Water Financial Assistance GO, Series B 5.00%, 08/01/30	2,209,453
1,000,000	State of Texas Water Financial Assistance GO, Series C 5.00%, 08/01/30	1,072,550
900,000	State of Texas Water Financial Assistance GO, Sub-Series A, 5.00%, 08/01/19	1,033,326
1,050,000	State of Texas Water Financial Assistance Refunding GO, Series A 5.00%, 08/01/23	1,134,136
1,570,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,793,945
1,690,000	Texas State University Systems University and College Improvement Revenue Bonds 5.00%, 03/15/17	1,918,319

Principal Amount		Value

Texas (continued)
$250,000	Texas Tech University Refunding and Improvement Revenue Bonds, (AMBAC) 5.00%, 02/15/16	$283,420
1,000,000	Texas Tech University Refunding and Improvement Revenue Bonds, 12th Series, 5.00%, 02/15/22	1,101,350
450,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/26	450,976
140,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/28	137,714
115,000	Travis County Public Road Improvement GO, OID 4.00%, 03/01/29	111,877
415,000	Travis County Recreational Facilities Improvement GO 4.00%, 03/01/25	418,673
330,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/26	330,716
320,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/28	314,774
140,000	Travis County Recreational Facilities Improvement GO, OID 4.00%, 03/01/29	136,198
4,380,000	University of North Texas Revenue Bonds, Series A 5.00%, 04/15/25	4,757,994
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,472,770
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,862,094
1,860,000	Victoria Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	1,993,306
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,241,544
500,000	Waco Independent School District School Building Refunding GO, (PSF-GTD) 4.25%, 08/15/16	554,515

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Texas (continued)
$400,000	Ysleta Independent School District Building GO, (PSF-GTD) 5.00%, 08/15/25	$433,072

		166,813,267

Utah — 0.4%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,229,834
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	141,689

		2,371,523

Virginia — 2.0%
3,135,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/26	3,538,631
1,250,000	City of Richmond Refunding GO, Series A 5.00%, 07/15/28	1,394,175
2,530,000	Virginia College Building Authority Educational Facilities Refunding Revenue Bonds, 21st Century College & Equipment Programs, Series C, 4.00%, 02/01/15	2,772,045
2,570,000	Virginia College Building Authority Refunding Revenue Bonds, Series E-1 5.00%, 02/01/22	2,957,068
1,350,000	Virginia Public Building Authority Revenue Bonds, Series B 5.00%, 08/01/21	1,540,647
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,418,329

		13,620,895

Washington — 5.4%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (NATL-RE) 5.00%, 06/01/17	113,202
300,000	City of Puyallup Refunding Revenue Bonds, Series 2009B, 4.50%, 11/01/19	316,800
500,000	City of Seattle Refunding GO 5.00%, 12/01/24	553,555

Principal Amount		Value

Washington (continued)
$1,500,000	City of Seattle Water & Wastewater Authority Refunding and Improvement Revenue Bonds, 5.00%, 02/01/22	$1,662,030
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (NATL-RE, FGIC) 5.00%, 01/01/13	108,585
4,500,000	Energy Northwest Columbia Generating Station Revenue Bonds, Series D, 5.00%, 07/01/21	4,950,720
1,160,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	1,258,960
9,000,000	King County School District No 401 Highline School Improvement GO, (AGM, School Board GTY) 5.00%, 12/01/26	9,655,650
1,170,000	King County School District No. 401 Highline Refunding GO, (School Board GTY) 5.00%, 12/01/20	1,329,003
1,550,000	King County School District No. 403 Renton Refunding GO, (School Board GTY) 4.00%, 12/01/19	1,645,883
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,699,785
200,000	Pierce County School District No. 320 Sumner Refunding GO, (NATL-RE, FGIC, School Board GTY) 5.00%, 12/01/16	220,170
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board GTY) 5.35%, 12/01/10(b)(c)	257,138
1,335,000	Snohomish County Surface Water Management Refunding GO, Series A 5.00%, 12/01/21	1,498,297
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,247,180
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,491,080

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Principal Amount		Value

Washington (continued)
$2,000,000	State of Washington Various Purpose Refunding GO, Series R-A, (AMBAC) 5.00%, 01/01/25	$2,141,960
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,309,219

		36,459,217

West Virginia — 0.0%
275,000	West Virginia University Revenue Bonds, Series A, (NATL-RE) 5.50%, 04/01/17	309,908

Wisconsin — 0.4%
135,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	140,172
145,000	Cedarburg School District Refunding GO, Series B, (AGM) 5.00%, 03/01/11(b)(c)	150,555
150,000	Door County Corporate Purpose GO, Series A, OID, (FGIC) 5.25%, 09/01/20(b)	157,658
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11(b)	500,050
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC) 4.75%, 03/01/15	108,989
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (AGM) 4.60%, 12/01/10	133,125
55,000	Osceola School District GO, OID, Series A, (NATL-RE, FGIC) 5.13%, 05/01/17(b)	58,675
465,000	Osceola School District School Building GO, Series A, OID, (NATL-RE, FGIC) 5.13%, 05/01/17	478,252
775,000	Outagamie County Refunding GO, 5.50%, 04/01/14	835,907

		2,563,383

Total Municipal Bonds (Cost $639,000,792)		660,719,769

Shares		Value

INVESTMENT COMPANY — 2.2%
14,890,100	SEI Daily Income Trust Government II Fund, Class A	$14,890,100

Total Investment Company (Cost $14,890,100)		14,890,100

TOTAL INVESTMENTS — 100.1% (Cost $653,890,892)(a)		675,609,869

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(618,302)

NET ASSETS — 100.0%		$674,991,567

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$22,677,756
Unrealized depreciation	(958,779)

Net unrealized appreciation	$21,718,977

(b)

These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.

(d)	Variable rate security. Rate shown is the rate as of April 30, 2010.

AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
GO — General Obligations
GTY — Guaranty
NATL-RE — Insured by National Public Finance Guarantee Corp.
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Old Westbury Funds, Inc.
Municipal Bond Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Portfolio diversification by State (Unaudited)

Percentage of Net Assets

Alabama	0.2%
Arizona	0.6
California	10.1
Colorado	0.8
Connecticut	0.8
Florida	7.2
Georgia	2.3
Hawaii	0.3
Illinois	2.3
Indiana	2.3
Kentucky	0.2
Louisiana	0.3
Maine	0.2
Maryland	1.5
Massachusetts	1.7
Michigan	1.9
Minnesota	0.1
Mississippi	0.3
Missouri	0.3
Nevada	2.0
New Jersey	4.3
New Mexico	0.2
New York	16.9
North Carolina	4.3
Ohio	1.2
Oregon	0.7
Pennsylvania	1.8
Puerto Rico	0.0
South Carolina	0.2
Texas	24.7
Utah	0.4
Virginia	2.0
Washington	5.4
West Virginia	0.0
Wisconsin	0.4
Other*	2.1

100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

This Page Intentionally Left Blank

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

ASSETS:
Investments, at value	$517,145,621	$2,301,356,690	$3,828,900,230
Foreign currency, at value (Cost $0, $0, $2,785,638, $2,330,398, $0, $0 and $0, respectively)	—	—	2,821,618
Cash	142	20,088	520
Segregated cash for futures contracts (Note 4)	—	—	—
Dividends and interest receivable	421,887	14,010,944	4,238,008
Receivable for Fund shares sold	1,852,988	3,391,374	5,714,060
Receivable for investments sold	13,739,529	32,567,959	3,371,250
Cash paid to broker on swap contracts (Note 4)	—	—	—
Unrealized appreciation on swap contracts	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,487,540
Variation margin	—	—	—
Prepaid expenses	21,097	26,626	32,776

Total Assets	533,181,264	2,351,373,681	3,846,566,002

LIABILITIES:
Cash due to broker on forward foreign currency exchange contracts	—	—	—
Cash due to broker on swap contracts (Note 4)	—	—	—
Cash due to broker on futures contracts (Note 4)	—	—	1,070,000
Payable for Fund shares redeemed	344,787	334,630	2,826,130
Payable for investments purchased	13,299,759	66,212,618	33,773,106
Unrealized depreciation on swap contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	18,160
Variation margin	—	—	—
Deferred tax liability payable (Note 9)	—	—	554,463
Accrued expenses and other payables:
Investment advisory	314,737	1,424,293	2,831,155
Administration	9,798	62,878	77,418
Shareholder servicing fee	68,403	304,873	499,630
Custody	45,602	304,873	139,562
Directors	—	—	—
Legal and Audit	30,676	154,874	250,194
Other	5,963	29,642	41,234

Total Liabilities	14,119,725	68,828,681	42,081,052

NET ASSETS	$519,061,539	$2,282,545,000	$3,804,484,950

NET ASSETS consist of:
Capital paid-in	$527,196,029	$2,496,525,977	$3,000,935,460
Accumulated undistributed net investment income	476,302	11,012,163	213,404
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(67,840,075)	(457,618,702)	88,132,223
Net unrealized appreciation on investments, futures contracts, swap contracts and written options	59,229,283	232,594,242	714,268,518
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies and deferred taxes	—	31,320	935,345

NET ASSETS	$519,061,539	$2,282,545,000	$3,804,484,950

Net Asset Value, maximum offering price and redemption price per share	$11.93	$9.37	$13.74

SHARES OF CAPITAL STOCK OUTSTANDING	43,491,404	243,554,564	276,974,584

INVESTMENTS, AT COST	$457,916,338	$2,068,762,448	$3,114,631,712

[a]	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2010 (Unaudited)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

ASSETS:
Investments, at value	$3,554,838,240	$1,731,322,392	$375,756,014	$675,609,869
Foreign currency, at value (Cost $0, $0, $2,785,638, $2,330,398, $0, $0 and $0, respectively)	2,296,680	—	—	—
Cash	—	—	7	80,062
Segregated cash for futures contracts (Note 4)	15,627,600	6,299,546	—	—
Dividends and interest receivable	41,263,960	4,966,931	3,893,227	8,034,771
Receivable for Fund shares sold	6,078,314	2,606,741	273,095	3,692,412
Receivable for investments sold	19,109,793	2,648,285	—	909,013
Cash paid to broker on swap contracts (Note 4)	641,117	—	—	—
Unrealized appreciation on swap contracts	3,659,416	13,520,117	—	—
Unrealized appreciation on forward foreign currency exchange contracts	31,468,843	—	—	—
Variation margin	—	6,261,299	—	—
Prepaid expenses	29,024	57,504	20,690	40,358

Total Assets	3,675,012,987	1,767,682,815	379,943,033	688,366,485

LIABILITIES:
Cash due to broker on forward foreign currency exchange contracts	7,440,351	—	—	—
Cash due to broker on swap contracts (Note 4)	—	12,210,000	—	—
Cash due to broker on futures contracts (Note 4)	—	—	—	0
Payable for Fund shares redeemed	1,056,874	351,784	11,600	114,100
Payable for investments purchased	50,345,102	2,202,000	1,694,492	12,882,709
Unrealized depreciation on swap contracts	4,239,651	4,233,647	—	—
Unrealized depreciation on forward foreign currency exchange contracts	4,877,781	—	—	—
Variation margin	3,392,031	—	—	—
Deferred tax liability payable (Note 9)	38,444	—	—	—
Accrued expenses and other payables:
Investment advisory	3,035,031	1,301,229	146,712	254,621
Administration	53,801	30,788	3,440	—
Shareholder servicing fee	465,139	229,619	16,301	29,088
Custody	794	—	32,603	58,176
Directors	—	632	—	—
Legal and Audit	243,489	167,927	20,756	36,224
Other	39,937	26,320	6,178	—

Total Liabilities	75,228,425	20,753,946	1,932,082	13,374,918

NET ASSETS	$3,599,784,562	$1,746,928,869	$378,010,951	$674,991,567

NET ASSETS consist of:
Capital paid-in	$3,557,823,725	$2,025,885,686	$363,963,775	$650,386,197
Accumulated undistributed net investment income	57,664,579	9,224,771	679,845	1,992,125
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(332,798,316)	(374,308,370)	(253,369)	894,264
Net unrealized appreciation on investments, futures contracts, swap contracts and written options	290,603,983	86,126,782	13,620,700	21,718,981
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies and deferred taxes	26,490,591	—	—	—

NET ASSETS	$3,599,784,562	$1,746,928,869	$378,010,951	$674,991,567

Net Asset Value, maximum offering price and redemption price per share	$7.57	$9.73	$11.57	$11.90

SHARES OF CAPITAL STOCK OUTSTANDING	475,364,798	179,515,535	32,661,721	56,728,604

INVESTMENTS, AT COST	$3,269,831,266	$1,665,286,212	$362,135,314	$653,890,892

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

	U.S. LARGE CAP FUND	NON-U.S. LARGE CAP FUND	GLOBAL SMALL & MID CAP FUND

INVESTMENT INCOME:
Interest	$—	$23,319	$78,209
Dividends	2,951,069	26,122,904	25,699,209
Foreign tax withheld	(20,221)	(2,392,072)	(1,065,255)

Total investment income	2,930,848	23,754,151	24,712,163

EXPENSES:
Investment advisory fees	1,663,754	8,056,403	14,962,629
Shareholder servicing fees	356,725	1,645,795	2,640,464
Administration and Accounting fees	52,864	198,579	310,918
Custodian fees	237,817	1,645,795	957,918
Directors fees and expenses	13,203	64,377	103,162
Insurance premiums	9,065	15,622	21,508
Interest expense	—	—
Legal and Audit fees	22,722	108,330	171,802
Printing and postage fees	3,365	16,122	25,907
Registration fees	11,123	13,189	10,649
Transfer agent fees	30,813	123,280	193,197
Miscellaneous expenses	3,830	20,328	185,948

Total expenses	2,405,281	11,907,820	19,584,102
Expenses waived by Adviser and Shareholder Servicing Agent (Note 6)	(26,991)	(387,133)	(44,703)

Net expenses	2,378,290	11,520,687	19,539,399

NET INVESTMENT INCOME	552,558	12,233,464	5,172,764

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	11,298,954	137,287,354	115,137,843
Futures contracts	—	—	1,761,124
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	67,256	5,148,203
Net change in unrealized appreciation/depreciation on:
Investments	41,139,864	(21,793,496)	352,562,707
Futures contracts	—	—	8,316,318
Swap agreements	—	—	—
Written options	—	—	—
Foreign currency transactions	—	(295,771)	(1,791,157)
Deferred taxes on unrealized appreciation	—	—	1,081,328

Net realized and change in unrealized gain on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	52,438,818	115,265,343	482,216,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,991,376	$127,498,807	$487,389,130

[a]	Consolidated Statement of Operations.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited) (Continued)

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]	FIXED INCOME FUND	MUNICIPAL BOND FUND

INVESTMENT INCOME:
Interest	$102,877,905	$4,950,811	$6,082,813	$11,552,288
Dividends	3,878,283	5,941,703	572	1,927
Foreign tax withheld	(327,763)	(316,646)	(7,220)	—

Total investment income	106,428,425	10,575,868	6,076,165	11,554,215

EXPENSES:
Investment advisory fees	17,309,693	7,215,319	759,055	1,334,250
Shareholder servicing fees	2,455,444	1,273,282	253,018	453,340
Administration and Accounting fees	290,022	181,782	41,126	63,766
Custodian fees	272,284	130,350	168,679	302,227
Directors fees and expenses	82,714	51,534	9,011	14,906
Insurance premiums	20,433	14,292	8,612	10,793
Interest expense	2,458	15,119	—	—
Legal and Audit fees	165,987	105,482	16,011	27,944
Printing and postage fees	27,376	12,523	2,368	4,090
Registration fees	56,224	10,649	12,749	17,271
Transfer agent fees	179,384	97,770	23,885	36,149
Miscellaneous expenses	75,204	29,870	10,007	23,389

Total expenses	20,937,223	9,137,972	1,304,521	2,288,125
Expenses waived by Adviser and Shareholder Servicing Agent (Note 6)	(1,291,223)	—	(168,679)	(302,227)

Net expenses	19,646,000	9,137,972	1,135,842	1,985,898

NET INVESTMENT INCOME	86,782,425	1,437,896	4,940,323	9,568,317

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	88,776,987	46,338,647	839,724	2,471,549
Futures contracts	20,029,233	(4,224,153)	—	—
Swap agreements	254,040	24,979,181	—	—
Written options	—	(64,048,196)	—	—
Foreign currency transactions	25,458,747	(37,870)	—	—
Net change in unrealized appreciation/depreciation on:
Investments	89,938,384	68,807,662	308,014	6,542,294
Futures contracts	9,254,078	9,378,419	—	—
Swap agreements	923,563	(28,797,563)	—	—
Written options	—	(2,385,400)	—	—
Foreign currency transactions	25,101,732	—	—	—
Deferred taxes on unrealized appreciation	29,525	—	—	—

Net realized and change in unrealized gain on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	259,766,289	50,010,727	1,147,738	9,013,843

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$346,548,714	$51,448,623	$6,088,061	$18,582,160

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	U.S. LARGE CAP FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009

FROM OPERATIONS:
Net investment income	$552,558	$2,493,557
Net realized gain/(loss) on investments and foreign currency transactions	11,298,954	(78,983,251)
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	41,139,864	103,334,671

Net increase in net assets resulting from operations	52,991,376	26,844,977

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,299,139)	(1,330,978)

Net decrease in net assets from distributions	(1,299,139)	(1,330,978)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	79,669,300	142,312,523
Reinvestment of distributions	469,279	545,745
Net cost of capital stock redeemed	(30,066,887)	(88,183,082)

Net increase/(decrease) in net assets resulting from capital stock transactions	50,071,692	54,674,916

Net increase in net assets	101,763,929	80,188,915
NET ASSETS:
Beginning of period	417,297,610	337,108,695

End of period	$519,061,539	$417,297,610

Undistributed net investment income	$476,302	$1,222,883

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,952,856	14,998,479
Shares issued as reinvestment of distributions	41,603	62,555
Shares redeemed	(2,603,430)	(9,711,391)

Net increase/(decrease) in shares outstanding	4,391,029	5,349,643

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NON-U.S. LARGE CAP FUND		GLOBAL SMALL & MID CAP FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009

FROM OPERATIONS:
Net investment income	$12,233,464	$22,857,576	$5,172,764	$5,594,159
Net realized gain/(loss) on investments and foreign currency transactions	137,354,610	(398,552,983)	122,047,170	(12,131,124)
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and deferred taxes	(22,089,267)	636,156,791	360,169,196	576,634,321

Net increase in net assets resulting from operations	127,498,807	260,461,384	487,389,130	570,097,356

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,968,991)	(41,655,528)	(27,867,030)	(7,592,253)

Net decrease in net assets from distributions	(29,968,991)	(41,655,528)	(27,867,030)	(7,592,253)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	243,061,757	558,051,415	278,793,032	614,745,599
Reinvestment of distributions	10,741,364	17,469,737	8,380,460	7,483
Net cost of capital stock redeemed	(113,024,182)	(450,033,142)	(161,743,756)	(899,667,895)

Net increase/(decrease) in net assets resulting from capital stock transactions	140,778,939	125,488,010	125,429,736	(284,914,813)

Net increase in net assets	238,308,755	344,293,866	584,951,836	277,590,290
NET ASSETS:
Beginning of period	2,044,236,245	1,699,942,379	3,219,533,114	2,941,942,824

End of period	$2,282,545,000	$2,044,236,245	$3,804,484,950	$3,219,533,114

Undistributed net investment income	$11,012,163	$28,747,690	$213,404	$22,907,670

CAPITAL SHARE TRANSACTIONS:
Shares sold	26,284,518	72,010,353	21,651,521	59,392,228
Shares issued as reinvestment of distributions	1,180,370	2,326,196	673,129	787
Shares redeemed	(12,255,621)	(59,604,256)	(12,538,140)	(91,452,090)

Net increase/(decrease) in shares outstanding	15,209,267	14,732,293	9,786,510	(32,059,075)

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]

	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009

FROM OPERATIONS:
Net investment income	$86,782,425	$92,201,649	$1,437,896	$33,901
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	134,519,007	(303,224,920)	3,007,609	(320,772,706)
Net change in unrealized appreciation/depreciation on investments, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	125,247,282	610,386,659	47,003,118	538,531,142

Net increase in net assets resulting from operations	346,548,714	399,363,388	51,448,623	217,792,337

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(73,969,343)	(95,083,145)	(14,908,523)	(33,384,683)
Capital gains	—	—	—	—

Net decrease in net assets from distributions	(73,969,343)	(95,083,145)	(14,908,523)	(33,384,683)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	396,067,281	1,691,059,077	181,095,257	336,224,458
Reinvestment of distributions	22,043,578	31,995,378	4,561,950	11,803,982
Net cost of capital stock redeemed	(108,539,088)	(178,252,478)	(80,495,379)	(299,152,945)

Net increase in net assets resulting from capital stock transactions	309,571,771	1,544,801,977	105,161,828	48,875,495

Net increase in net assets	582,151,142	1,849,082,220	141,701,928	233,283,149
NET ASSETS:
Beginning of period	3,017,633,420	1,168,551,200	1,605,226,941	1,371,943,792

End of period	$3,599,784,562	$3,017,633,420	$1,746,928,869	$1,605,226,941

Undistributed net investment income	$57,664,579	$44,851,497	$9,224,771	$22,695,398

CAPITAL SHARE TRANSACTIONS:
Shares sold	54,933,429	277,977,483	18,622,505	40,072,295
Shares issued as reinvestment of distributions	3,135,644	5,613,224	465,981	1,453,692
Shares redeemed	(15,145,285)	(28,654,206)	(8,260,913)	(37,364,154)

Net increase in shares outstanding	42,923,788	254,936,501	10,827,573	4,161,833

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND		MUNICIPAL BOND FUND

	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2009

FROM OPERATIONS:
Net investment income	$4,940,323	$7,931,283	$9,568,317	$11,344,700
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	839,724	3,204,573	2,471,549	270,392
Net change in unrealized appreciation/depreciation on investments, futures contracts, written options, swap agreements, foreign currency transactions and deferred taxes	308,014	11,265,149	6,542,294	21,275,559

Net increase in net assets resulting from operations	6,088,061	22,401,005	18,582,160	32,890,651

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,086,007)	(7,345,326)	(12,231,516)	(9,272,000)
Capital gains	(2,973,678)	(1,978,171)	—	—

Net decrease in net assets from distributions	(11,059,685)	(9,323,497)	(12,231,516)	(9,272,000)

CAPTIAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	88,232,382	167,629,967	210,372,464	351,026,082
Reinvestment of distributions	5,101,965	5,142,523	2,873,449	3,262,740
Net cost of capital stock redeemed	(17,239,589)	(50,406,574)	(71,646,868)	(77,369,693)

Net increase in net assets resulting from capital stock transactions	76,094,758	122,365,916	141,599,045	276,919,129

Net increase in net assets	71,123,134	135,443,424	147,949,689	300,537,780
NET ASSETS:
Beginning of period	306,887,817	171,444,393	527,041,878	226,504,098

End of period	$378,010,951	$306,887,817	$674,991,567	$527,041,878

Undistributed net investment income	$679,845	$3,825,529	$1,992,125	$4,655,324

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,640,877	14,492,401	17,738,792	30,270,222
Shares issued as reinvestment of distributions	441,254	453,742	242,038	296,588
Shares redeemed	(1,486,245)	(4,354,697)	(6,051,316)	(6,707,646)

Net increase in shares outstanding	6,595,886	10,591,446	11,929,514	23,859,164

See Notes to Financial Statements.

Old Westbury Funds, Inc.
U.S. Large Cap Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.67	$9.99	$15.89	$13.83	$12.20	$11.51

Investment operations:
Net investment income	0.01 [a]	0.07 [a]	0.09 [a]	0.07	0.06	0.07
Net realized and unrealized gains/(losses) on investments	1.28	0.65	(5.18)	2.05	1.62	0.67

Total from investment operations	1.29	0.72	(5.09)	2.12	1.68	0.74

Distributions:
Net investment income	(0.03)	(0.04)	(0.09)	(0.06)	(0.05)	(0.05)
Net realized gains	—	—	(0.72)	—	—	—

Total distributions	(0.03)	(0.04)	(0.81)	(0.06)	(0.05)	(0.05)

Net asset value, end of period	$11.93	$10.67	$9.99	$15.89	$13.83	$12.20

Total return	12.1%[b]	7.3%	(33.6)%	15.4%	13.8%	6.4%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$519,062	$417,298	$337,109	$489,157	$396,493	$306,520
Ratio of expenses to average net assets before expense waivers	1.01%[c]	1.03%	1.03%	1.04%	— [d]	— [d]
Ratio of expenses to average net assets after expense waivers	1.00%[c]	1.00%	1.00%	1.01%	1.06%	1.14%
Ratio of net investment income to average net assets	0.23%[c]	0.75%	0.63%	0.48%	0.47%	0.61%
Portfolio turnover rate	32%[b]	68%	95%	43%	56%	47%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Non-U.S. Large Cap Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.95	$7.96	$15.04	$13.59	$11.23	$9.68

Investment operations:
Net investment income	0.05 [a]	0.11[a]	0.19[a]	0.17	0.14	0.10
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	0.50	1.08	(5.69)	2.24	2.30	1.57

Total from investment operations	0.55	1.19	(5.50)	2.41	2.44	1.67

Distributions:
Net investment income	(0.13)	(0.20)	(0.17)	(0.17)	(0.08)	(0.12)
Net realized gains	—	—	(1.41)	(0.79)	—	—

Total distributions	(0.13)	(0.20)	(1.58)	(0.96)	(0.08)	(0.12)

Net asset value, end of period	$9.37	$8.95	$7.96	$15.04	$13.59	$11.23

Total return	6.2%[b]	15.5%	(40.5)%	18.5%	21.9%	17.3%

Annualized ratios/supplemental data:

Net assets at end of period (000’s)	$2,282,545	$2,044,236	$1,699,942	$2,173,900	$1,915,043	$1,518,585
Ratio of expenses to average net assets before expense waivers	1.09%[c]	1.11%	1.11%	— [d]	— [d]	— [d]
Ratio of expenses to average net assets after expense waivers	1.05%[c]	1.05%	1.10%	1.11%	1.14%	1.25%
Ratio of net investment income to average net assets	1.11%[c]	1.36%	1.72%	1.15%	1.17%	1.10%
Portfolio turnover rate	38%[b]	86%	66%	44%	50%	49%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)
		YEAR ENDED OCTOBER 31,				PERIOD ENDED 10/31/05[a]

		2009	2008	2007	2006

Net asset value, beginning of period	$12.05	$9.83	$15.45	$12.94	$10.69	$10.00

Investment operations:
Net investment income	0.02 [b]	0.02 [b]	0.08 [b]	0.09	0.07	0.03
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	1.77	2.23	(4.53)	2.93	2.21	0.66

Total from investment operations	1.79	2.25	(4.45)	3.02	2.28	0.69

Distributions:
Net investment income	(0.10)	(0.03)	(0.07)	(0.11)	(0.02)	—
Net realized gains	—	—	(1.10)	(0.40)	(0.01)	—

Total distributions	(0.10)	(0.03)	(1.17)	(0.51)	(0.03)	—

Net asset value, end of period	$13.74	$12.05	$9.83	$15.45	$12.94	$10.69

Total return	15.0%[c]	22.9%	(30.4)%	24.1%	21.4%	6.9%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,804,485	$3,219,533	$2,941,943	$906,621	$698,492	$502,103
Ratio of expenses to average net assets before expense waivers	1.11%[d]	1.11%[e]	1.12%	— [f]	— [f]	— [f]
Ratio of expenses to average net assets after expense waivers.	1.11%[d]	1.11%	1.11%	1.13%	1.15%	1.24%[d]
Ratio of net investment income to average net assets	0.29%[d]	0.21%	0.66%	0.62%	0.60%	0.52%[d]
Portfolio turnover rate	16%[c]	30%	36%	35%	39%	8%[c]

[a]	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

[e]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[f]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

     For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)	YEAR ENDED OCTOBER 31, 2009	PERIOD ENDED 10/31/08[a]

Net asset value, beginning of period	$6.98	$6.58	$10.00

Investment operations:
Net investment income[b]	0.19	0.30	0.16
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.57	0.65	(3.56)

Total from investment operations	0.76	0.95	(3.40)

Distributions:
Net investment income	(0.17)	(0.55)	(0.02)

Total distributions	(0.17)	(0.55)	(0.02)

Net asset value, end of period	$7.57	$6.98	$6.58

Total return	11.1%[c]	16.3%	(34.0)%[c]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,599,785	$3,017,633	$1,168,551
Ratio of expenses to average net assets before expense waivers	1.28%[d,e]	1.33%[e]	1.36%[d]
Ratio of expenses to average net assets after expense waivers	1.20%[d]	1.22%	1.35%[d]
Ratio of net investment income to average net assets	5.30%[d]	4.70%	1.98%[d]
Portfolio turnover rate	36%[c]	111%	145%[c]

[a]	For the period from November 28, 2007 (commencement of operations) to October 31, 2008.

[b]	Calculated using the average shares method for the period.

[c]	Not Annualized.

[d]	Annualized.

[e]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

   For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)[a]
		YEAR ENDED OCTOBER 31,				PERIOD ENDED 10/31/05[b]

		2009[a]	2008	2007	2006

Net asset value, beginning of period	$9.52	$8.34	$13.73	$11.68	$10.41	$10.00

Investment operations:
Net investment income	0.01 [c]	0.00 [c,d]	0.21 [c]	0.24	0.17	0.09
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	0.29	1.39	(4.50)	3.00	1.31	0.32

Total from investment operations	0.30	1.39	(4.29)	3.24	1.48	0.41

Distributions:
Net investment income	(0.09)	(0.21)	(0.11)	(0.29)	(0.15)	—
Net realized gains	—	—	(0.99)	(0.90)	(0.06)	—

Total distributions	(0.09)	(0.21)	(1.10)	(1.19)	(0.21)	—

Net asset value, end of period	$9.73	$9.52	$8.34	$13.73	$11.68	$10.41

Total return	3.1%[e]	17.1%	(34.2)%	29.8%	14.4%	4.1%[e]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,746,929	$1,605,227	$1,371,944	$1,796,484	$1,264,707	$839,573
Ratio of expenses to average net assets	1.08%[f,g]	1.10%[g]	1.25%[g]	1.25%[g]	1.10%	1.16%[f]
Ratio of expenses to average net assets (excluding interest expense)	1.08%[f]	1.10%	1.08%	1.09%	—	—
Ratio of net investment income to average net assets	0.17%[f]	0.00%[h]	1.54%	1.97%	1.81%	1.97%[f]
Portfolio turnover rate	36%[e]	75%	88%	36%	56%	5%[e]

[a]	Consolidated Financial Highlights.

[b]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

[c]	Calculated using the average shares method for the period.

[d]	Less than $0.01 or $(0.01) per share.

[e]	Not Annualized.

[f]	Annualized.

[g]

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

[h]	Less than 0.01%.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

   For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.77	$11.08	$10.88	$10.79	$10.78	$10.98

Investment operations:
Net investment income	0.17 [a]	0.38 [a]	0.44 [a]	0.42	0.44	0.33
Net realized and unrealized gains/(losses) on investments	0.03	0.83	0.22	0.14	(0.02)	(0.17)

Total from investment operations	0.20	1.21	0.66	0.56	0.42	0.16

Distributions:
Net investment income	(0.29)	(0.39)	(0.44)	(0.47)	(0.38)	(0.36)
Net realized gains	(0.11)	(0.13)	(0.02)	—	(0.03)	0.00 [b]

Total distributions	(0.40)	(0.52)	(0.46)	(0.47)	(0.41)	(0.36)

Net asset value, end of period	$11.57	$11.77	$11.08	$10.88	$10.79	$10.78

Total return	1.7%[c]	11.1%	6.2%	5.4%	4.0%	1.6%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$378,011	$306,888	$171,444	$139,005	$98,267	$78,440
Ratio of expenses to average net assets before expense waivers	0.77%[d]	0.80%	0.82%	0.84%	— [e]	1.00%
Ratio of expenses to average net assets after expense waivers	0.67%[d]	0.70%	0.70%	0.73%	0.87%	0.99%
Ratio of net investment income to average net assets	2.93%[d]	3.31%	3.92%	4.22%	4.07%	3.05%
Portfolio turnover rate	12%[c]	37%	36%	59%	72%	17%

[a]	Calculated using the average shares method for the period.

[b]	Less than $0.01 or $(0.01) per share.

[c]	Not Annualized.

[d]	Annualized.

[e]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

   For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2010 (Unaudited)
		YEAR ENDED OCTOBER 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.76	$10.82	$11.21	$11.27	$11.20	$11.47

Investment operations:
Net investment income	0.19 [a]	0.37 [a]	0.37 [a]	0.35	0.33	0.29
Net realized and unrealized gains/(losses) on investments	0.20	0.91	(0.41)	(0.04)	0.14	(0.21)

Total from investment operations	0.39	1.28	(0.04)	0.31	0.47	0.08

Distributions:
Net investment income	(0.25)	(0.34)	(0.35)	(0.37)	(0.30)	(0.28)
Net realized gains	—	—	—	—	(0.10)	(0.07)

Total distributions	(0.25)	(0.34)	(0.35)	(0.37)	(0.40)	(0.35)

Net asset value, end of period	$11.90	$11.76	$10.82	$11.21	$11.27	$11.20

Total return	3.3%[b]	12.1%	(0.5)%	2.8%	4.3%	0.7%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$674,992	$527,042	$226,504	$165,505	$116,442	$98,652
Ratio of expenses to average net assets before expense waivers	0.76%[c]	0.79%	0.81%	0.84%	— [d]	0.99%
Ratio of expenses to average net assets after expense waivers	0.66%[c]	0.69%	0.70%	0.74%	0.86%	0.98%
Ratio of net investment income to average net assets	3.17%[c]	3.21%	3.32%	3.32%	3.05%	2.63%
Portfolio turnover rate	8%[b]	10%	47%	50%	52%	56%

[a]	Calculated using the average shares method for the period.

[b]	Not Annualized.

[c]	Annualized.

[d]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

Old Westbury Funds, Inc.
Notes To Financial Statements
April 30, 2010 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At April 30, 2010, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

The number of shares authorized per fund are as follows:

U.S. Large Cap Fund	2,500,000,000
Non-U.S. Large Cap Fund	3,000,000,000
Global Small & Mid Cap Fund	3,500,000,000
Global Opportunities Fund	3,500,000,000
Real Return Fund	3,500,000,000
Fixed Income Fund	2,000,000,000
Municipal Bond Fund	2,000,000,000

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary participates in the same investment goals as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of April 30, 2010, the Real Return Fund held $372,127,882 in the Subsidiary, representing 21.30% of the Real Return Fund’s net assets. The accompanying consolidated financial statements of the Real Return Fund include all assets,

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

liabilities, revenues and expenses of the Real Return Fund and its wholly-owned Subsidiary. All material intercompany accounts and transactions have been eliminated.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets and liabilities, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities or other assets and liabilities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in investments that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. When these Funds use fair value pricing, the value assigned to the non-U.S. investments held by these Funds may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Foreign Currency Transaction. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

C. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, among other factors, who uses market auction data to determine each coin’s and set of coins current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Advisor. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of April 30, 2010, the Real Return Fund held $52,347,446, or 3.00% of net assets, in Collectibles.

D. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Other are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments.

E. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

F. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

G. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

Generally, when a Fund purchases an assignment of a loan from a lender it will step into the shoes of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. The Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

H. Credit Enhancement. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC).

I. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Each Fund intends to limit the purchase of securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

J. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

K. Interest Expense. When cash balances are overdrawn, the Funds are charged by Bessemer Trust Company an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations. When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays a portion of that income to the counterparty which is reflected as interest expense.

L. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid semi-annually for the Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund and at least annually for the U.S. Large Cap Fund, Global Small & Mid Cap Fund and Non-U.S. Large Cap Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

M. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another reasonable basis.

N. Recent Accounting Pronouncement:

In January 2010, Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements which will require additional disclosure about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures, is currently being assessed.

4.	Derivative Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities or commodities markets or for speculative purposes. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty. All derivatives in a net liability position are fully collateralized. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

The Funds are subject to credit risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the Schedules of Portfolio Investments or details below:

Fair values of derivative instruments as of 4/30/10:

	Values of Derivative Instruments as of April 30, 2010

	Derivatives Asset		Derivatives Liabilities

Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$1,487,540	Unrealized depreciation on foreign currency exchange contracts	$18,160

Total		$1,487,540		$18,160

Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Interest rate contracts	Unrealized appreciation on swaps	$107,260
Equity contracts	Unrealized appreciation on swaps	3,552,156	Unrealized depreciation on swaps	$4,239,651
	Variation Margin	8,322,312	Variation Margin	2,145,068
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	31,468,843	Unrealized depreciation on foreign currency exchange contracts	4,877,781

Total		$43,450,571		$11,262,500

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

	Values of Derivative Instruments as of April 30, 2010

Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Commodity contracts	Unrealized appreciation on swaps	$13,520,117	Unrealized depreciation on swaps	$4,233,647
	Variation Margin	42,977,652	Variation Margin	32,173,520

Total		$56,497,769		$36,407,167

	The Effect of Derivative Instruments on the Statements of Operations

	Six Months Ended April 30, 2010

	Net Realized Gain (Loss) from Derivatives Recognized in Income

Global Small & Mid Cap Fund	Options	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Equity Contracts	$—	$1,761,124	$—	$—	$1,761,124
Foreign Currency Exchange Contracts	—	—	—	5,148,203	5,148,203

Total	$—	$1,761,124	$—	$5,148,203	$6,909,327

Global Opportunities Fund	Options	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Interest Rate Contracts	$—	$—	$75,072	$—	$75,072
Equity Contracts	—	20,029,233	178,968	—	20,208,201
Foreign Currency Exchange Contracts	—	—	—	25,458,747	25,458,747

Total	$—	$20,029,233	$254,040	$25,458,747	$45,742,020

Real Return Fund

Commodity Contracts	$(64,048,196)	$(4,224,153)	$24,979,181	$—	$(43,293,168)
Foreign Currency Exchange Contracts	—	—	—	(37,870)	(37,870)

Total	$(64,048,196)	$(4,224,153)	$24,979,181	$(37,870)	$(43,331,038)

	Net Change in Unrealized Appreciation/Depreciation

	on Derivatives Recognized in Income

Global Small & Mid Cap Fund	Options	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Equity Contracts	$2,286,092	$8,316,318	$—	$—	$10,602,410
Foreign Currency Exchange Contracts	—	—	—	(1,791,157)	(1,791,157)

Total	$2,286,092	$8,316,318	$—	$(1,791,157)	$8,811,253

Global Opportunities Fund	Options	Financial Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total

Interest Rate Contracts	$—	$—	$229,227	$—	$229,227
Equity Contracts	—	9,254,078	694,336	—	9,948,414
Foreign Currency Exchange Contracts	—	—	—	25,101,732	25,101,732

Total	$—	$9,254,078	$923,563	$25,101,732	$35,279,373

Real Return Fund

Commodity Contracts	$1,248,597	$9,378,419	$(28,797,563)	$—	$(18,170,547)

Total	$1,248,597	$9,378,419	$(28,797,563)	$—	$(18,170,547)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

For the six months ended April 30, 2010 the average volume of derivative activities were as follows:

	Purchased Options	Written Options	Futures Long Position	Futures Short Position	Forward Currency Contracts Purchased	Forward Currency Contracts Sold

	(Cost $)	(Premium Received $)	(Contracts)	(Contracts)	(Contracts)	(Contracts)

Global Small & Mid Cap Fund	$ —	$ —	—	—	6	4
Global Opportunities Fund	—	—	3,793	1,750	235	191
Real Return Fund	7,500	5,000	4,148	1,375	—	—

	Interest Rate Swaps	Equity Swaps	Index Swaps as buyer	Index Swaps as writer

	(Notional Amount in US$)	(Notional Amount in US$)	(Notional Amount in US$)	(Notional Amount in US$)

Global Opportunities Fund	$4,659,223	$2,057,183	$ —	$ —
Real Return Fund	—	—	106,059,449	17,933,250

A. Futures Contracts. The Funds may purchase or sell futures contracts and options on financial futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities or commodities, while permitting the equivalent of an investment in a portfolio of the underlying securities or commodities. The potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forwards”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

As of April 30, 2010, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Australian Dollar	3,148,083	Japanese Yen	250,000,000	06/03/10	$238,997
Australian Dollar	38,693,701	U.S. Dollars	34,593,639	06/07/10	1,048,800
Brazil Real	5,030,181	Japanese Yen	251,018,109	06/30/10	180,084
Canadian Dollar	2,692,039	Japanese Yen	250,000,000	07/06/10	(13,243)
Japanese Yen	15,851,220	Norway Krones	250,000,000	07/07/10	14,742

					$1,469,380

As of April 30, 2010, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Euro	10,143,702	U.S. Dollar	13,412,004	05/03/10	$93,995
South Korean Won	11,700,000,000	U.S. Dollar	10,000,000	05/03/10	543,132
U.S. Dollar	14,112,649	Euro	10,143,702	05/03/10	606,650
U.S. Dollar	10,497,981	South Korean Won	11,700,000,000	05/03/10	(45,151)
Euro	6,746,305	U.S. Dollar	8,921,314	05/04/10	61,198
U.S. Dollar	9,412,337	Euro	6,746,305	05/04/10	429,825
Euro	10,760,479	U.S. Dollar	14,232,886	05/05/10	94,437
U.S. Dollar	15,000,001	Euro	10,760,479	05/05/10	672,678
United Kingdom Pound	2,032,043	U.S. Dollar	3,230,227	05/05/10	(121,151)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	187,882	05/10/10	7,557
U.S. Dollar	10,000,001	Euro	7,343,530	05/10/10	222,082
U.S. Dollar	9,294,209	Euro	6,742,306	05/10/10	316,820
U.S. Dollar	5,292,887	Japanese Yen	478,350,000	05/10/10	200,057
U.S. Dollar	10,000,000	Euro	7,255,883	05/11/10	338,747
U.S. Dollar	13,966,708	United Kingdom Pound	8,968,771	05/12/10	244,680
Australian Dollar	5,979,502	U.S. Dollar	5,262,799	05/17/10	259,052
Euro	692,922	U.S. Dollar	947,533	05/17/10	(24,882)
Hong Kong Dollar	26,638,400	U.S. Dollar	3,430,838	05/17/10	714
Singapore Dollar	2,828,520	U.S. Dollar	2,001,217	05/17/10	62,931
U.S. Dollar	14,967,292	Japanese Yen	1,343,293,500	05/17/10	664,761
U.S. Dollar	10,699,177	Japanese Yen	960,020,000	05/17/10	477,497
Australian Dollar	12,023,638	U.S. Dollar	10,697,191	05/18/10	404,900
Indian Rupee	459,950,000	U.S. Dollar	10,000,000	05/18/10	328,034
Indonesian Rupiah	101,600,000,000	U.S. Dollar	10,869,216	05/18/10	392,579
Indonesian Rupiah	93,300,000,000	U.S. Dollar	10,000,000	05/18/10	341,786
Peruvian New Sol	2,043,000	U.S. Dollar	666,015	05/18/10	51,483
Peruvian New Sol	2,251,951	U.S. Dollar	733,535	05/18/10	57,347
U.S. Dollar	4,946,445	Japanese Yen	445,417,500	05/18/10	203,880
U.S. Dollar	4,649,285	United Kingdom Pound	2,974,933	05/18/10	97,818
Brazil Real	27,919,500	U.S. Dollar	15,041,213	05/19/10	955,698
Brazil Real	37,996,000	U.S. Dollar	20,684,849	05/24/10	1,060,947
Polish Zloty	43,932,750	Euro	11,018,070	05/24/10	200,723
South Korean Won	11,547,500,000	U.S. Dollar	10,000,000	05/24/10	382,583
U.S. Dollar	5,000,000	South African Rand	39,417,500	05/25/10	(312,809)
Malaysian Ringgit	11,250,000	U.S. Dollar	3,217,043	05/27/10	304,786
Singapore Dollar	2,900,000	U.S. Dollar	2,070,098	05/27/10	46,206
Australian Dollar	2,600,000	U.S. Dollar	2,303,002	05/28/10	94,911

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Norway Krones	167,925,000	U.S. Dollar	28,311,430	05/28/10	$116,937
U.S. Dollar	4,502,076	Euro	3,321,597	05/28/10	79,069
U.S. Dollar	4,872,769	Japanese Yen	438,327,500	05/28/10	205,255
Indian Rupee	37,818,000	U.S. Dollar	770,554	06/01/10	78,189
Malaysian Ringgit	51,135,000	U.S. Dollar	15,000,000	06/01/10	1,000,438
New Zealand Dollar	1,415,319	U.S. Dollar	1,001,593	06/01/10	24,929
New Zealand Dollar	2,501,782	U.S. Dollar	1,770,386	06/01/10	44,140
U.S. Dollar	1,747,695	New Zealand Dollar	2,501,782	06/01/10	(66,831)
U.S. Dollar	1,736,943	New Zealand Dollar	2,486,711	06/01/10	(66,652)
U.S. Dollar	987,015	New Zealand Dollar	1,415,319	06/01/10	(39,506)
Indian Rupee	1,121,000	U.S. Dollar	23,113	06/02/10	2,044
New Zealand Dollar	2,073,746	U.S. Dollar	1,465,309	06/02/10	38,655
New Zealand Dollar	1,072,604	U.S. Dollar	760,530	06/02/10	17,366
U.S. Dollar	756,883	New Zealand Dollar	1,072,604	06/02/10	(21,013)
U.S. Dollar	249,542	New Zealand Dollar	353,961	06/02/10	(7,164)
U.S. Dollar	1,460,498	New Zealand Dollar	2,073,746	06/02/10	(43,466)
Indian Rupee	5,548,000	U.S. Dollar	115,583	06/03/10	8,922
Indian Rupee	37,033,000	U.S. Dollar	770,558	06/04/10	60,493
Indian Rupee	18,516,000	U.S. Dollar	385,268	06/07/10	30,208
U.S. Dollar	9,141,914	Euro	6,703,266	06/07/10	215,620
U.S. Dollar	42,741,903	Japanese Yen	3,787,086,500	06/07/10	2,411,053
Indian Rupee	7,436,000	U.S. Dollar	154,114	06/08/10	12,736
Indian Rupee	9,340,000	U.S. Dollar	193,776	06/08/10	15,796
U.S. Dollar	10,000,000	United Kingdom Pound	6,620,601	06/08/10	(128,216)
New Zealand Dollar	2,073,746	U.S. Dollar	1,464,687	06/09/10	38,505
U.S. Dollar	1,459,627	New Zealand Dollar	2,073,746	06/09/10	(43,565)
Indian Rupee	7,542,000	U.S. Dollar	155,026	06/10/10	14,193
Indian Rupee	11,277,000	U.S. Dollar	232,515	06/11/10	20,497
Indian Rupee	7,557,000	U.S. Dollar	155,015	06/11/10	14,534
Canadian Dollar	3,575,345	U.S. Dollar	3,507,785	06/16/10	12,042
Indian Rupee	18,877,000	U.S. Dollar	387,538	06/16/10	35,925
U.S. Dollar	15,000,001	Euro	10,905,902	06/16/10	476,954
Indian Rupee	17,195,000	U.S. Dollar	348,783	06/21/10	36,891
Indian Rupee	28,975,000	U.S. Dollar	587,728	06/22/10	62,144
Swedish Krona	43,658,433	Euro	3,981,000	06/22/10	727,477
Indian Rupee	43,847,000	U.S. Dollar	881,613	06/24/10	101,761
U.S. Dollar	3,723,246	Euro	2,745,651	06/24/10	66,863
U.S. Dollar	10,539,156	Euro	7,793,204	06/24/10	160,948
Indian Rupee	29,446,000	U.S. Dollar	587,745	06/25/10	72,633
Swedish Krona	12,088,000	Euro	1,086,777	06/28/10	222,049
Malaysian Ringgit	24,538,076	U.S. Dollar	6,915,056	06/29/10	752,973
Swedish Krona	8,778,000	Euro	792,167	06/29/10	157,287
U.S. Dollar	9,285,082	Euro	6,981,144	06/29/10	(11,830)
Indian Rupee	461,800,000	U.S. Dollar	10,280,499	07/06/10	71,131
Indonesian Rupiah	93,700,000,000	U.S. Dollar	10,268,493	07/06/10	67,766
U.S. Dollar	9,863,175	Japanese Yen	925,440,000	07/06/10	4,490
U.S. Dollar	9,393,017	Euro	6,929,815	07/07/10	164,363
Indian Rupee	29,111,000	U.S. Dollar	587,745	07/09/10	64,700
Indian Rupee	29,134,000	U.S. Dollar	587,735	07/09/10	65,226
Malaysian Ringgit	1,928,282	U.S. Dollar	542,368	07/09/10	59,991
Brazil Real	9,685,000	U.S. Dollar	5,315,587	07/12/10	162,959
Indian Rupee	14,708,000	U.S. Dollar	293,866	07/12/10	35,722

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Indian Rupee	17,688,000	U.S. Dollar	352,646	07/12/10	$43,721
Indonesian Rupiah	101,200,000,000	U.S. Dollar	11,109,891	07/12/10	47,987
Malaysian Ringgit	3,920,421	U.S. Dollar	1,103,722	07/12/10	120,810
Malaysian Ringgit	7,893,000	U.S. Dollar	2,207,369	07/12/10	257,986
Malaysian Ringgit	1,832,000	U.S. Dollar	510,377	07/13/10	61,821
U.S. Dollar	13,846,749	Euro	10,346,405	07/13/10	68,004
U.S. Dollar	15,000,000	Euro	11,132,618	07/13/10	174,222
U.S. Dollar	9,827,772	Japanese Yen	918,880,000	07/13/10	38,144
U.S. Dollar	4,944,486	Japanese Yen	462,301,000	07/13/10	19,191
U.S. Dollar	10,000,001	Euro	7,362,231	07/14/10	195,394
U.S. Dollar	9,777,828	Japanese Yen	912,461,000	07/14/10	56,470
Indonesian Rupiah	92,430,000,000	U.S. Dollar	10,172,793	07/15/10	15,530
Indonesian Rupiah	90,840,000,000	U.S. Dollar	10,000,000	07/15/10	13,062
Malaysian Ringgit	32,285,000	U.S. Dollar	10,000,000	07/15/10	83,021
Malaysian Ringgit	33,400,000	U.S. Dollar	10,346,003	07/15/10	85,248
South Korean Won	11,232,500,000	U.S. Dollar	10,000,000	07/15/10	85,479
South Korean Won	11,250,000,000	U.S. Dollar	10,015,134	07/15/10	86,058
Indian Rupee	484,300,000	U.S. Dollar	10,836,876	07/16/10	13,435
Indonesian Rupiah	225,750,000,000	U.S. Dollar	25,000,000	07/16/10	(118,278)
Malaysian Ringgit	1,905,000	Euro	379,293	07/16/10	89,812
Malaysian Ringgit	623,000	U.S. Dollar	173,152	07/16/10	21,412
Indian Rupee	484,100,000	U.S. Dollar	10,883,543	07/19/10	(39,414)
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/19/10	9,466
Indonesian Rupiah	100,400,000,000	U.S. Dollar	11,069,460	07/19/10	(6,404)
Malaysian Ringgit	35,185,000	U.S. Dollar	10,987,930	07/19/10	(803)
Norway Krones	31,660,000	U.S. Dollar	5,382,601	07/19/10	(36,708)
Indian Rupee	3,943,000	U.S. Dollar	78,860	07/20/10	9,461
Malaysian Ringgit	2,151,000	Euro	427,439	07/20/10	102,419
Malaysian Ringgit	983,000	U.S. Dollar	275,288	07/20/10	31,659
U.S. Dollar	10,109,592	Japanese Yen	940,738,000	07/20/10	86,246
South Korean Won	11,505,000,000	U.S. Dollar	10,298,528	07/22/10	29,677
Malaysian Ringgit	2,765,000	Euro	549,440	07/23/10	131,572
Malaysian Ringgit	1,195,000	U.S. Dollar	337,475	07/23/10	35,630
U.S. Dollar	26,576,950	Euro	19,990,937	07/26/10	(46,289)
U.S. Dollar	15,212,792	Japanese Yen	1,413,600,000	07/26/10	150,120
Malaysian Ringgit	2,765,000	Euro	547,731	07/27/10	133,718
Malaysian Ringgit	1,257,000	U.S. Dollar	354,085	07/27/10	38,321
U.S. Dollar	13,378,268	Euro	10,031,130	07/28/10	19,121
South Korean Won	11,700,000,000	U.S. Dollar	10,472,610	07/29/10	28,669
New Zealand Dollar	4,152,409	U.S. Dollar	2,932,016	07/30/10	67,215
U.S. Dollar	2,672,075	New Zealand Dollar	4,152,409	07/30/10	(327,156)
New Zealand Dollar	1,619,311	U.S. Dollar	1,153,759	08/03/10	15,473
U.S. Dollar	13,414,691	Euro	10,143,702	08/03/10	(94,332)
U.S. Dollar	14,235,684	Euro	10,760,479	08/03/10	(94,740)
U.S. Dollar	8,923,100	Euro	6,746,305	08/03/10	(61,389)
U.S. Dollar	2,657,153	New Zealand Dollar	4,136,612	08/03/10	(329,709)
U.S. Dollar	1,039,598	New Zealand Dollar	1,619,311	08/03/10	(129,634)
New Zealand Dollar	815,909	U.S. Dollar	581,294	08/04/10	7,789
U.S. Dollar	523,814	New Zealand Dollar	815,909	08/04/10	(65,270)
U.S. Dollar	1,047,083	New Zealand Dollar	1,638,885	08/04/10	(136,186)
U.S. Dollar	2,682,623	New Zealand Dollar	4,107,995	08/05/10	(283,098)
U.S. Dollar	4,819,954	New Zealand Dollar	7,452,000	08/05/10	(559,936)

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	794,310	New Zealand Dollar	1,218,640	08/05/10	$(85,474)
U.S. Dollar	1,051,360	New Zealand Dollar	1,608,778	08/06/10	(109,986)
U.S. Dollar	522,889	New Zealand Dollar	802,901	08/06/10	(56,710)
U.S. Dollar	1,043,655	New Zealand Dollar	1,587,404	08/09/10	(101,986)
U.S. Dollar	1,048,906	New Zealand Dollar	1,594,567	08/09/10	(101,904)
U.S. Dollar	1,034,089	New Zealand Dollar	1,569,298	08/09/10	(98,484)
Polish Zloty	11,489,000	Euro	2,734,369	08/11/10	226,649
U.S. Dollar	522,151	New Zealand Dollar	786,218	08/11/10	(45,177)
U.S. Dollar	521,895	New Zealand Dollar	785,832	08/11/10	(45,155)
U.S. Dollar	1,136,899	New Zealand Dollar	1,748,000	08/12/10	(124,340)
U.S. Dollar	964,111	New Zealand Dollar	1,475,981	08/12/10	(100,858)
U.S. Dollar	525,122	New Zealand Dollar	809,000	08/13/10	(58,551)
U.S. Dollar	563,065	New Zealand Dollar	853,000	08/16/10	(52,204)
Brazil Real	1,066,000	Japanese Yen	51,772,422	08/17/10	45,215
Israel Shekel	2,887,000	U.S. Dollar	761,862	08/17/10	11,707
U.S. Dollar	1,560,892	Japanese Yen	148,060,000	08/17/10	(17,245)
Brazil Real	788,000	Japanese Yen	37,942,200	08/18/10	36,788
U.S. Dollar	780,450	Japanese Yen	73,573,000	08/18/10	(3,759)
Brazil Real	1,182,000	Japanese Yen	55,561,092	08/19/10	69,388
Israel Shekel	1,444,000	U.S. Dollar	380,952	08/19/10	5,954
Israel Shekel	289,000	U.S. Dollar	76,133	08/19/10	1,302
Israel Shekel	1,444,000	U.S. Dollar	379,900	08/19/10	7,007
U.S. Dollar	778,401	Japanese Yen	73,232,000	08/19/10	(2,183)
Indian Rupee	27,858,000	U.S. Dollar	557,829	08/20/10	64,936
Israel Shekel	1,108,000	U.S. Dollar	289,893	08/20/10	6,981
Norway Krones	10,525,000	Euro	1,198,774	08/20/10	177,987
U.S. Dollar	778,394	Japanese Yen	73,510,000	08/20/10	(5,165)
U.S. Dollar	779,556	Japanese Yen	73,417,000	08/20/10	(3,012)
Indian Rupee	7,438,000	U.S. Dollar	148,760	08/23/10	17,482
Indian Rupee	16,704,000	U.S. Dollar	334,682	08/23/10	38,658
Israel Shekel	1,890,900	U.S. Dollar	495,883	08/23/10	10,737
Norway Krones	10,525,000	Euro	1,200,018	08/23/10	176,075
U.S. Dollar	1,559,110	Japanese Yen	146,685,000	08/23/10	(4,502)
U.S. Dollar	1,559,108	Japanese Yen	145,609,000	08/23/10	6,965
U.S. Dollar	1,559,108	Japanese Yen	146,373,000	08/24/10	(1,200)
U.S. Dollar	1,559,111	Japanese Yen	145,886,000	08/24/10	3,993
U.S. Dollar	950,994	New Zealand Dollar	1,442,254	08/24/10	(88,637)
U.S. Dollar	779,553	Japanese Yen	72,553,000	08/25/10	6,141
U.S. Dollar	959,298	New Zealand Dollar	1,435,000	08/27/10	(74,854)
Brazil Real	789,000	Japanese Yen	36,864,447	08/31/10	47,152
Indian Rupee	17,072,000	U.S. Dollar	342,124	09/01/10	39,226
U.S. Dollar	779,552	Japanese Yen	72,717,000	09/01/10	4,315
Brazil Real	1,183,000	Japanese Yen	54,698,371	09/02/10	76,518
U.S. Dollar	779,552	Japanese Yen	71,955,000	09/02/10	12,428
Norway Krones	10,525,000	Euro	1,197,779	09/07/10	177,779
U.S. Dollar	1,169,328	Japanese Yen	108,371,000	09/09/10	13,854
U.S. Dollar	1,169,327	Japanese Yen	107,999,000	09/10/10	17,803
U.S. Dollar	999,009	Japanese Yen	91,705,000	09/10/10	21,217
U.S. Dollar	832,510	Japanese Yen	76,178,000	09/13/10	20,239
Brazil Real	1,775,000	Japanese Yen	82,763,457	09/15/10	104,420
U.S. Dollar	999,004	Japanese Yen	90,271,000	09/15/10	36,435
U.S. Dollar	666,007	Japanese Yen	60,608,000	09/15/10	19,738

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	666,004	Japanese Yen	59,937,000	09/15/10	$26,889
U.S. Dollar	999,011	Japanese Yen	89,901,000	09/16/10	40,374
U.S. Dollar	333,006	Japanese Yen	30,137,000	09/16/10	11,647
U.S. Dollar	378,247	Euro	256,900	09/20/10	36,132
U.S. Dollar	666,000	Japanese Yen	60,273,000	09/21/10	23,248
U.S. Dollar	333,006	Japanese Yen	29,884,000	09/21/10	14,323
U.S. Dollar	2,456,800	Euro	1,675,590	09/23/10	225,415
U.S. Dollar	1,091,627	Euro	737,287	09/24/10	109,782
U.S. Dollar	337,212	Japanese Yen	30,516,000	09/24/10	11,776
U.S. Dollar	33,726	Japanese Yen	3,035,000	09/27/10	1,358
U.S. Dollar	210,057	Japanese Yen	18,903,000	09/28/10	8,455
U.S. Dollar	350,094	Japanese Yen	31,505,000	09/29/10	14,087
Philippines Peso	28,921,000	U.S. Dollar	597,850	10/04/10	42,885
Philippines Peso	36,054,000	U.S. Dollar	747,295	10/04/10	51,469
Philippines Peso	43,117,000	U.S. Dollar	896,764	10/05/10	58,393
Philippines Peso	43,106,000	U.S. Dollar	896,753	10/05/10	58,161
Philippines Peso	11,388,000	U.S. Dollar	239,143	10/06/10	13,109
Philippines Peso	35,386,000	U.S. Dollar	747,297	10/07/10	36,458
Philippines Peso	14,127,000	U.S. Dollar	298,915	10/08/10	13,952
Philippines Peso	28,316,000	U.S. Dollar	597,838	10/08/10	29,269
Philippines Peso	14,164,000	U.S. Dollar	298,919	10/08/10	14,767
Philippines Peso	28,370,000	U.S. Dollar	597,848	10/08/10	30,455
Malaysian Ringgit	2,445,987	U.S. Dollar	709,722	10/12/10	51,726
Philippines Peso	8,431,000	U.S. Dollar	179,345	10/12/10	7,308
Malaysian Ringgit	5,102,016	U.S. Dollar	1,502,228	10/13/10	85,999
Philippines Peso	25,154,000	U.S. Dollar	538,053	10/13/10	18,777
Philippines Peso	14,058,000	U.S. Dollar	298,916	10/13/10	12,284
Philippines Peso	9,839,000	U.S. Dollar	209,340	10/13/10	8,464
Chinese Yuan	6,301,191	Euro	639,876	10/15/10	87,937
Philippines Peso	4,585,000	U.S. Dollar	97,761	10/15/10	3,718
Chinese Yuan	6,331,922	Euro	641,046	10/18/10	91,156
Philippines Peso	15,226,000	U.S. Dollar	325,892	10/18/10	11,013
Chinese Yuan	8,487,104	Euro	856,785	10/19/10	125,536
Malaysian Ringgit	9,854,250	U.S. Dollar	2,931,068	10/19/10	135,825
Philippines Peso	7,672,000	U.S. Dollar	162,957	10/19/10	6,786
Chinese Yuan	5,244,000	U.S. Dollar	794,726	10/21/10	(12,086)
Philippines Peso	15,399,000	U.S. Dollar	325,905	10/21/10	14,737
Philippines Peso	30,667,000	U.S. Dollar	651,796	10/21/10	26,590
Philippines Peso	44,789,000	U.S. Dollar	939,958	10/25/10	50,468
Philippines Peso	29,828,000	U.S. Dollar	626,639	10/25/10	32,953
Philippines Peso	14,923,000	U.S. Dollar	313,311	10/25/10	16,684
Indian Rupee	12,846,000	U.S. Dollar	270,215	10/26/10	15,810
Indian Rupee	38,497,000	U.S. Dollar	810,668	10/26/10	46,493
Norway Krones	32,943,000	Euro	3,896,274	10/26/10	347,350
Philippines Peso	38,730,000	U.S. Dollar	814,629	10/26/10	41,737
Indian Rupee	19,137,000	U.S. Dollar	405,342	10/27/10	20,730
Philippines Peso	11,971,000	U.S. Dollar	250,649	10/28/10	13,999
U.S. Dollar	354,601	Japanese Yen	32,085,087	11/08/10	12,175
U.S. Dollar	351,930	Japanese Yen	31,518,000	11/10/10	15,541
U.S. Dollar	356,918	Japanese Yen	31,954,500	11/12/10	15,854
U.S. Dollar	526,723	Japanese Yen	47,197,000	11/12/10	22,969
U.S. Dollar	1,597,097	Japanese Yen	143,060,000	11/15/10	70,047

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	798,547	Japanese Yen	71,438,000	11/16/10	$35,986
U.S. Dollar	383,305	Japanese Yen	34,438,000	11/16/10	15,698
Australian Dollar	663,000	U.S. Dollar	592,059	11/17/10	6,666
U.S. Dollar	415,244	Japanese Yen	37,330,000	11/17/10	16,757
U.S. Dollar	1,597,102	Japanese Yen	142,642,000	11/17/10	74,442
U.S. Dollar	638,845	Japanese Yen	57,068,000	11/17/10	29,661
U.S. Dollar	2,235,941	Japanese Yen	198,912,000	11/18/10	112,565
Australian Dollar	1,270,000	U.S. Dollar	1,117,600	11/29/10	27,608
Australian Dollar	1,270,000	U.S. Dollar	1,124,687	11/29/10	20,521
Norway Krones	12,598,000	Euro	1,473,399	11/29/10	151,516
U.S. Dollar	1,740,838	Japanese Yen	154,260,000	11/29/10	93,691
U.S. Dollar	1,597,105	Japanese Yen	140,986,000	11/29/10	91,694
U.S. Dollar	638,843	Japanese Yen	55,787,000	11/29/10	43,165
U.S. Dollar	958,260	Japanese Yen	83,773,000	11/29/10	63,754
Australian Dollar	2,030,000	U.S. Dollar	1,768,536	12/01/10	61,547
Australian Dollar	1,354,000	U.S. Dollar	1,182,313	12/01/10	38,344
Norway Krones	4,080,000	Euro	473,043	12/01/10	54,509
U.S. Dollar	1,597,100	Japanese Yen	138,320,000	12/01/10	120,086
U.S. Dollar	1,069,877	Mexican Peso	14,530,000	12/02/10	(81,073)
Chinese Yuan	6,308,000	Euro	633,860	12/06/10	100,444
Chinese Yuan	5,006,000	U.S. Dollar	755,851	12/06/10	(6,196)
Australian Dollar	1,355,000	U.S. Dollar	1,188,335	12/09/10	32,034
Australian Dollar	1,691,000	U.S. Dollar	1,474,890	12/10/10	47,909
Australian Dollar	1,690,000	U.S. Dollar	1,474,694	12/10/10	47,204
Chinese Yuan	2,872,600	U.S. Dollar	431,970	12/13/10	(1,570)
Chinese Yuan	5,761,499	U.S. Dollar	866,521	12/14/10	(3,214)
Chinese Yuan	5,783,784	U.S. Dollar	870,331	12/15/10	(3,620)
Indian Rupee	11,219,513	New Zealand Dollar	341,019	12/20/10	5,657
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	406,308	12/20/10	16,060
Israel Shekel	22,411,400	U.S. Dollar	6,004,233	01/07/11	(14,918)
Malaysian Ringgit	2,445,987	U.S. Dollar	721,317	01/07/11	37,513
U.S. Dollar	576,869	Japanese Yen	52,560,000	01/07/11	15,129
U.S. Dollar	288,405	Japanese Yen	26,280,000	01/07/11	7,535
U.S. Dollar	288,458	Japanese Yen	26,280,000	01/07/11	7,588
U.S. Dollar	2,489,369	Euro	1,741,000	01/11/11	170,417
U.S. Dollar	1,587,964	Euro	1,111,000	01/11/11	108,150
U.S. Dollar	288,415	Japanese Yen	26,390,000	01/11/11	6,343
U.S. Dollar	288,393	Japanese Yen	26,360,000	01/11/11	6,641
Philippines Peso	29,696,000	U.S. Dollar	636,925	01/13/11	15,567
Philippines Peso	25,376,000	U.S. Dollar	548,078	01/13/11	9,494
Philippines Peso	12,590,000	U.S. Dollar	269,882	01/13/11	6,750
U.S. Dollar	783,179	Japanese Yen	71,830,000	01/13/11	15,379
Philippines Peso	10,860,000	U.S. Dollar	232,200	01/14/11	6,401
U.S. Dollar	783,179	Japanese Yen	71,290,000	01/14/11	21,133
U.S. Dollar	626,482	Japanese Yen	56,700,000	01/14/11	20,395
Philippines Peso	21,239,000	U.S. Dollar	454,982	01/18/11	11,505
Philippines Peso	12,113,000	U.S. Dollar	260,215	01/18/11	5,831
U.S. Dollar	1,404,620	Euro	971,000	01/18/11	111,253
Philippines Peso	30,247,000	U.S. Dollar	649,008	01/19/11	15,275
Philippines Peso	7,579,000	U.S. Dollar	162,187	01/19/11	4,262
Brazil Real	2,190,000	Japanese Yen	99,729,753	01/26/11	107,561
U.S. Dollar	2,065,196	Japanese Yen	185,480,000	01/26/11	81,968

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	516,356	Japanese Yen	46,250,000	01/26/11	$21,832
U.S. Dollar	1,807,087	Japanese Yen	162,280,000	01/26/11	71,922
Brazil Real	817,000	Japanese Yen	37,326,899	01/27/11	38,702
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	818,838	01/27/11	(28,047)
U.S. Dollar	1,411,468	Euro	999,800	01/27/11	79,703
U.S. Dollar	1,775,990	Japanese Yen	159,507,000	01/27/11	70,436
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	245,268	01/28/11	(5,562)
Chilean Unidad de Fomento	947,430,000	U.S. Dollar	1,870,358	01/28/11	(50,316)
U.S. Dollar	1,144,932	New Zealand Dollar	1,674,196	01/28/11	(45,412)
U.S. Dollar	976,662	New Zealand Dollar	1,419,051	01/28/11	(32,275)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	383,295	01/31/11	(1,640)
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	719,182	01/31/11	(3,008)
Chinese Yuan	18,856,000	U.S. Dollar	2,839,545	02/01/11	(3,920)
Australian Dollar	4,487,287	U.S. Dollar	3,738,000	02/08/11	273,396
Australian Dollar	4,488,527	U.S. Dollar	3,738,000	02/08/11	274,503
Norway Krones	12,261,800	Euro	1,471,422	02/08/11	90,789
U.S. Dollar	2,988,694	Euro	2,177,000	02/08/11	88,757
U.S. Dollar	3,983,917	Euro	2,903,000	02/08/11	116,890
Australian Dollar	569,000	Japanese Yen	42,113,397	02/09/11	58,150
Australian Dollar	569,000	Japanese Yen	42,009,270	02/09/11	59,264
Australian Dollar	569,000	Japanese Yen	42,199,316	02/09/11	57,231
Norway Krones	24,487,000	Euro	2,942,901	02/09/11	175,184
Norway Krones	17,138,000	Euro	2,059,980	02/09/11	122,212
U.S. Dollar	2,538,266	Euro	1,856,000	02/09/11	65,918
U.S. Dollar	3,377,571	Euro	2,475,000	02/09/11	80,663
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	02/10/11	5,905
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	187,808	02/10/11	5,905
South Korean Won	946,000,000	Japanese Yen	71,170,628	02/10/11	84,024
U.S. Dollar	850,461	Euro	622,000	02/10/11	21,902
U.S. Dollar	2,888,781	Euro	2,114,000	02/10/11	72,747
U.S. Dollar	361,534	Japanese Yen	32,163,000	02/10/11	17,511
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	187,777	02/11/11	5,543
Chilean Unidad de Fomento	195,520,000	U.S. Dollar	365,049	02/11/11	10,303
U.S. Dollar	2,509,594	Euro	1,825,000	02/11/11	78,526
Chilean Unidad de Fomento	99,700,000	U.S. Dollar	187,936	02/14/11	3,437
South Korean Won	324,000,000	Japanese Yen	24,545,454	02/14/11	26,909
South Korean Won	281,000,000	Japanese Yen	21,349,339	02/14/11	22,680
South Korean Won	1,412,000,000	U.S. Dollar	1,209,836	02/14/11	51,711
U.S. Dollar	189,656	New Zealand Dollar	281,849	02/14/11	(10,421)
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	375,650	02/16/11	5,716

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

South Korean Won	189,000,000	Japanese Yen	14,468,345	02/16/11	$14,075
U.S. Dollar	2,166,321	Euro	1,593,000	02/16/11	44,266
U.S. Dollar	2,167,436	Euro	1,593,000	02/16/11	45,381
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,427	02/18/11	981
Chilean Unidad de Fomento	45,600,000	U.S. Dollar	87,189	02/18/11	323
U.S. Dollar	2,170,825	Euro	1,580,000	02/18/11	66,075
U.S. Dollar	2,170,620	Euro	1,580,000	02/18/11	65,870
Chilean Unidad de Fomento	155,200,000	U.S. Dollar	296,664	02/22/11	1,128
Chilean Unidad de Fomento	91,200,000	U.S. Dollar	174,562	02/22/11	429
Chilean Unidad de Fomento	202,200,000	U.S. Dollar	387,334	02/22/11	640
Chilean Unidad de Fomento	242,290,000	U.S. Dollar	461,461	02/22/11	3,436
Chilean Unidad de Fomento	275,600,000	U.S. Dollar	523,417	02/22/11	5,394
U.S. Dollar	570,127	Japanese Yen	51,300,000	02/22/11	21,255
U.S. Dollar	570,107	Japanese Yen	51,260,000	02/22/11	21,663
Chilean Unidad de Fomento	92,000,000	U.S. Dollar	174,424	02/23/11	2,094
Chinese Yuan	332,550,000	U.S. Dollar	50,000,000	02/23/11	83,755
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	174,527	02/24/11	831
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	804,957	02/25/11	5,030
Chilean Unidad de Fomento	136,800,000	U.S. Dollar	261,668	02/25/11	782
Chilean Unidad de Fomento	195,220,000	U.S. Dollar	373,370	02/25/11	1,158
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	118,631	02/28/11	1,066
Chilean Unidad de Fomento	241,090,000	U.S. Dollar	461,063	02/28/11	1,400
Chilean Unidad de Fomento	391,630,000	U.S. Dollar	748,815	03/01/11	2,383
Chilean Unidad de Fomento	50,800,000	U.S. Dollar	96,891	03/01/11	550
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	447,664	03/01/11	2,712
Swedish Krona	84,036,600	Euro	8,590,416	03/01/11	153,310
U.S. Dollar	607,736	Japanese Yen	54,300,000	03/01/11	26,670
U.S. Dollar	608,083	Japanese Yen	54,300,000	03/01/11	27,017
U.S. Dollar	681,220	Japanese Yen	60,600,000	03/01/11	32,738
Chilean Unidad de Fomento	58,500,000	U.S. Dollar	111,962	03/02/11	244
Chinese Yuan	265,700,000	U.S. Dollar	40,000,000	03/02/11	34,605

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	245,410,000	U.S. Dollar	469,235	03/04/11	$1,426
U.S. Dollar	1,479,341	Euro	1,080,000	03/07/11	40,576
U.S. Dollar	1,116,500	Euro	816,000	03/07/11	29,433
U.S. Dollar	394,096	Euro	288,000	03/08/11	10,424
Chilean Unidad de Fomento	481,250,000	U.S. Dollar	953,442	03/10/11	(30,734)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	191,212	03/15/11	(1,443)
Chilean Unidad de Fomento	480,420,000	U.S. Dollar	930,956	03/15/11	(10,057)
Chinese Yuan	331,400,000	U.S. Dollar	50,000,000	03/16/11	(19,003)
Philippines Peso	86,101,500	U.S. Dollar	1,830,000	03/17/11	53,612
Australian Dollar	410,000	Japanese Yen	32,250,600	03/18/11	19,552
Brazil Real	3,870,000	Japanese Yen	182,083,500	03/18/11	98,189
Chilean Unidad de Fomento	1,894,715,000	U.S. Dollar	3,650,000	03/18/11	(18,605)
Chinese Yuan	48,501,200	U.S. Dollar	7,300,000	03/18/11	15,824
Indian Rupee	203,451,000	U.S. Dollar	4,380,000	03/18/11	112,107
Polish Zloty	10,400,000	Euro	2,612,737	03/18/11	(24,955)
South Korean Won	418,000,000	Japanese Yen	32,768,379	03/18/11	22,387
U.S. Dollar	25,390,694	Euro	18,500,000	03/18/11	744,349
U.S. Dollar	9,500,000	Japanese Yen	853,717,500	03/18/11	360,655
U.S. Dollar	2,206,388	Japanese Yen	198,800,000	03/18/11	78,165
U.S. Dollar	3,676,548	Japanese Yen	331,140,000	03/18/11	131,579
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	178,648	03/21/11	(1,963)
Chinese Yuan	200,250,000	U.S. Dollar	30,000,000	03/25/11	219,529
Israel Shekel	1,053,768	U.S. Dollar	280,638	03/29/11	476
Chilean Unidad de Fomento	231,460,000	U.S. Dollar	440,205	03/31/11	3,137
Israel Shekel	640,064	U.S. Dollar	170,720	03/31/11	23
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	468,400	04/04/11	2,532
Indian Rupee	27,793,000	U.S. Dollar	612,383	04/11/11	426
Indian Rupee	59,598,000	U.S. Dollar	1,313,020	04/12/11	983
Indian Rupee	40,031,000	U.S. Dollar	884,468	04/13/11	(1,924)
U.S. Dollar	1,463,430	Euro	1,072,000	04/14/11	35,156
Indian Rupee	39,295,000	U.S. Dollar	868,206	04/15/11	(1,988)
Indian Rupee	19,629,000	U.S. Dollar	431,881	04/19/11	720
Indian Rupee	13,777,000	U.S. Dollar	303,458	04/19/11	172
Malaysian Ringgit	967,775	U.S. Dollar	296,591	04/19/11	2,706
Swedish Krona	28,478,956	Euro	2,935,823	04/19/11	17,615
Malaysian Ringgit	2,773,000	U.S. Dollar	853,888	04/22/11	3,624
Chilean Unidad de Fomento	2,019,320,000	U.S. Dollar	3,844,420	04/25/11	18,869
Indian Rupee	27,912,000	U.S. Dollar	616,295	04/26/11	(1,390)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,151,168	04/27/11	5,467
Indian Rupee	3,982,000	U.S. Dollar	87,864	04/27/11	(145)

OLD WESTBURY FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,867,115	04/28/11	$(2,869)
Indian Rupee	19,756,000	U.S. Dollar	435,922	04/28/11	(740)
Indian Rupee	19,775,000	U.S. Dollar	436,534	04/29/11	(956)
U.S. Dollar	4,568,664	Euro	3,440,000	05/04/11	(14,763)

					$26,591,062

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

A summary of the Real Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at October 31, 2009	5,000	$3,289,200
Options written	13,500	345,322,080
Options expired	(6,500)	(2,887,120)
Options terminated in closing purchase transactions	(12,000)	(345,724,160)

Contracts outstanding at April 30, 2010	—	—

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 - quoted prices in active markets for identical securities.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2010 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities Assets:
U.S. Large Cap Fund
Equity Securities	$500,507,321	(a)	$—	$—	$500,507,321
Investment Company	16,638,300		—	—	16,638,300

Total	$517,145,621		$—	$—	$517,145,621

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Non U.S. Large Cap Fund
Equity Securities	$217,167,600	(b)	$2,023,701,980	(a)	$—	$2,240,869,580
Investment Company	25,515,500		—		—	25,515,500
U.S. Government Agencies	—		34,971,610		—	34,971,610

Total	$242,683,100		$2,058,673,590		$—	$2,301,356,690

Global Small & Mid Cap Fund
Equity Securities:
Australia	$563,301		$60,289,006		$5,146	$60,857,453
Austria	—		9,549,255		—	9,549,255
Bahamas	23,435		—		—	23,435
Belgium	16		11,417,926		—	11,417,942
Bermuda	13,994,632		4,323,417		—	18,318,049
Brazil	25,684,898		—		—	25,684,898
Canada	98,028,531		2		—	98,028,533
Cayman Islands	178,562		31,195		—	209,757
Chile	4,358,604		—		—	4,358,604
China	84,525		9,252,702		—	9,337,227
Cyprus	—		441,392		—	441,392
Denmark	—		9,777,260		—	9,777,260
Egypt	33,670,000		—		—	33,670,000
Finland	111,004		103,540,089		—	103,651,093
France	9,497		109,455,898		6,515	109,471,910
Germany	3,248		39,659,368		—	39,662,616
Greece	—		9,665,225		—	9,665,225
Hong Kong	70,419		36,744,220		376,723	37,191,362
Hungary	—		1,800,832		—	1,800,832
India	—		24,369,922		—	24,369,922
Indonesia	—		7,072,941		—	7,072,941
Ireland	—		7,114,274		—	7,114,274
Israel	66,194,541		4,392,243		—	70,586,784
Italy	—		22,088,436		11,817	22,100,253
Japan	245,779		162,709,297		—	162,955,076
Liechtenstein	—		203,888		—	203,888
Luxembourg	118,384		1,638,095		—	1,756,479
Malaysia	—		8,906,846		—	8,906,846
Mexico	10,767,436		—		—	10,767,436
Monaco	—		36,428		—	36,428
Netherlands	64,774		18,698,636		—	18,763,410
New Zealand	—		3,384,939		—	3,384,939
Norway	—		11,322,004		—	11,322,004
Peru	—		132,254		—	132,254
Philippines	—		2,591,510		—	2,591,510
Poland	216,562		6,948,263		—	7,164,825
Portugal	—		4,704,834		—	4,704,834
Puerto Rico	56,792		—		—	56,792
Singapore	3,036		11,198,502		1,696	11,203,234
South Africa	21,596		22,100,232		—	22,121,828
South Korea	386,203		18,671,189		262,433	19,319,825
Spain	—		19,291,718		—	19,291,718
Sweden	328,299		17,932,394		—	18,260,693

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Switzerland	$—	$28,869,685	$—	$28,869,685
Taiwan	77,074	21,034,769	17,998	21,129,841
Thailand	232,592	4,695,245	—	4,927,837
Turkey	80,074	6,855,085	—	6,935,159
United Arab Emirates	—	735,339	—	735,339
United Kingdom	71,445,051	145,084,134	1,992	216,531,177
United States	2,088,849,114	274,244	9,504	2,089,132,862

Total Equities	2,415,867,979	989,005,133	693,824	3,405,566,936

Exchange-Traded Funds	278,756,586	—	—	278,756,586
Investment Company	47,251,400	—	—	47,251,400
Rights/Warrants			—
Australia	26	8,535	—	8,561
Brazil	243	—	—	243
France	21,173	—	—	21,173
Hong Kong	4,894	5,031	—	9,925
India	—	784	—	784
Italy	171	—	—	171
Malaysia	658	2,342	—	3,000
Norway	—	33,940	—	33,940
Spain	5,100	—	—	5,100
Sweden	—	3,752	—	3,752
Thailand	6,914	—	—	6,914
United States	—	216	—	216

Total Rights/Warrants	39,179	54,600	—	93,779

U.S. Government Agencies	—	70,999,944	—	70,999,944
Cash Sweep	26,231,585	—	—	26,231,585
Other financial instruments - Assets*	—	1,487,540	—	1,487,540
Other financial instruments -Liabilities*		(18,160)	—	(18,160)

Total	$2,768,146,729	$1,061,529,057	$693,824	$3,830,369,610

Global Opportunities Fund
Equity Securities:
Australia	$—	$1,939,751	$—	$1,939,751
Belgium	—	2,716,889	—	2,716,889
Brazil	15,415,726	—	—	15,415,726
Canada	9,105,773	—	6,000,000	15,105,773
China	2,963,990	4,214,303	—	7,178,293
Denmark	—	8,412,131	—	8,412,131
Egypt	—	535,574	—	535,574
France	—	8,486,908	—	8,486,908
Germany	—	7,533,930	—	7,533,930
Greece	—	2,553,518	—	2,553,518
Hong Kong	—	8,282,531	—	8,282,531
India	—	11,074,074	—	11,074,074
Indonesia	—	547,592	—	547,592
Ireland	7,306,192	—	—	7,306,192
Italy	—	10,290,946	—	10,290,946
Japan	—	20,787,344	—	20,787,344

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
April 30, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total

Malaysia	$—	$434,601	$—		$434,601
Mexico	6,822,191	—	—		6,822,191
Morocco	—	285,342	—		285,342
Pakistan	—	660,721	—		660,721
Poland	—	561,512	—		561,512
Russia	2,249,814	—	—		2,249,814
South Africa	—	1,209,781	—		1,209,781
South Korea	—	6,472,395	—		6,472,395
Spain	—	8,616,659	—		8,616,659
Sweden	—	2,797,997	—		2,797,997
Switzerland	445,052	7,383,932	—		7,828,984
Taiwan	—	2,425,407	—		2,425,407
Thailand	—	647,946	—		647,946
Turkey	—	1,877,249	—		1,877,249
United Kingdom	2,972,281	28,521,627	—		31,493,908
United States	173,173,412	—	—		173,173,412

Total Equities	220,454,431	149,270,660	6,000,000		375,725,091

Exchange-Traded Funds	92,291,750	—	—		92,291,750
Preferred Stock	8,556,350	—	—		8,556,350
Bank Loans	—	76,102,026	—		76,102,026
Corporate Bonds	—	2,087,676,535	1,133,154(c	)	2,088,809,689
Government Bonds	—	353,051,817	—		353,051,817
Asset-Backed Securities	—	20,943,146	—		20,943,146
Non-Agency Mortgage-Backed Securities	—	327,082,404	—		327,082,404
U.S. Government Agencies	—	128,529,236	—		128,529,236
Municipal Bonds	—	13,928,960	—		13,928,960
Cash Sweep	69,817,771	—	—		69,817,771

Other financial instruments - Assets*	8,322,312	35,128,259	—		43,450,571
Other financial instruments - Liabilities*	(2,145,068)	(9,117,432)	—		(11,262,500)

Total	$397,297,546	$3,182,595,611	$7,133,154		$3,587,026,311

Real Return Fund
Equity Securities (a)	$773,607,297	$—	$—		$773,607,297
Preferred Stock	—	—	—		—
Rights/Warrants	—	1	—		1
Collectible Coins	—	52,347,446	—		52,347,446
Commodities	166,015,393	—	—		166,015,393
Asset-Backed Securities	—	45,630,000	—		45,630,000
Municipal Bonds	—	6,000,000	—		6,000,000
U.S. Government Agencies	—	308,996,389	—		308,996,389
U.S. Government Securities	—	372,074,667	—		372,074,667
Cash Sweep	6,651,199	—	—		6,651,199
Other financial instruments - Assets*	42,977,652	13,520,117	—		56,497,769
Other financial instruments - Liabilities*	(32,173,520)	(4,233,647)	—		(36,407,167)

Total	$957,078,021	$794,334,973	$—		$1,751,412,994

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Fixed Income
Corporate Bonds(a)	$—	$139,173,610	$—	$139,173,610
Municipal Bonds(a)	—	9,094,807	—	9,094,807
U.S. Government Agencies(a)	—	157,729,308	—	157,729,308
U.S. Government Securities(a)	—	64,258,143	—	64,258,143
Government Bonds(a)	—	2,093,346	—	2,093,346
Investment Company	3,406,800	—	—	3,406,800

Total	$3,406,800	$372,349,214	$—	$375,756,014

Municipal Bond
Municipal Bonds(a)	$—	$660,719,769	$—	$660,719,769
Investment Company	14,890,100	—	—	14,890,100

Total	$14,890,100	$660,719,769	$—	$675,609,869

(a) The breakdown of the Fund’s investments into major categories or countries is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities as disclosed in the United States and Luxembourg sections of the Schedule of Portfolio Investments.

(c) Represents securities as disclosed in Hong Kong section of the Schedule of Portfolio Investments.

* Other financial instruments are exchange-traded options and futures (level 1), over-the-counter options (level 2), forwards (level 2) and swaps (level 2). Futures, forwards and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/1/09 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Net purchases (sales)	Transfer in (out) of level 3	Balance as of 04/30/10 (fair value)

Global Small & Mid Cap Fund
Equity Securities:
Australia	$251,310	$—	$(9,356)	$—	$(236,808)	$5,146
Denmark	13,921	—	(13,921)	—	—	—
France	5,803	6	—	(22)	728	6,515
Hong Kong	177,570	—	(87,528)	33,865	252,816	376,723
Italy	13,061	—	(1,244)	—	—	11,817
Mexico	6,419	—	—	—	(6,419)	—
Singapore	1,658	—	38	—	—	1,696
South Korea	—	—	—	—	262,433	262,433
Sweden	28,862	—	(28,862)	—	—	—
Taiwan	—	—	—	—	17,998	17,998
United Kingdom	399	—	(27)	—	1,620	1,992
United States	97,460	30,905	(5)	(118,856)	—	9,504

Total	$596,463	$30,911	$(140,905)*	$(85,013)	$292,368	$693,824

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

	Balance as of 11/1/09 (fair value)	Realized gain (loss)	Change in Unrealized appreciation (depreciation)		Net purchases (sales)	Transfer in (out) of level 3	Balance as of 04/30/10 (fair value)

Global Opportunities Fund
Equity Securities:
Canada	$13,000,000	$—	$(7,000,000)		$—	$—	$6,000,000
Hong Kong	—	—	—		—	1,133,154	1,133,154

Total	$13,000,000	$—	$(7,000,000	)*	$—	$1,133,154	$7,133,154

*The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $(140,905), for the Global Small and Mid Cap Fund and $(7,000,000) for the Global Opportunities Fund, which is included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion

U.S. Large Cap Fund	0.70%	0.65%	0.60%
Non-U.S. Large Cap Fund	0.80%	0.75%	0.70%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

Average net assets

Global Small & Mid Cap Fund	0.85%
Real Return Fund	0.85%

	First $1.25 billion of average net assets	Second $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion

Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Dimensional Fund Advisors LP (“Dimensional”) and Champlain Investment Partners, LLC (“Champlain”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional and Champlain are paid for their services directly by BIM.

BIM has retained T. Rowe Price International, Inc. (“T. Rowe Price International”), Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“SCM”) and BlackRock Financial Management, Inc. (“BlackRock”) as sub-advisers to each manage a segment of the Global Opportunities Fund. T. Rowe Price International, Franklin, SCM and BlackRock are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. PNC Global Investment Servicing (U.S.) Inc. (“PNC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of PNC. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”). Under the shareholder servicing plan, the Funds have entered into a shareholder servicing agreement with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. For these services, each Fund pays a maximum annual fee of up to 0.15% of its average daily net assets. Bessemer has contractually committed through October 31, 2011 to waive its shareholder servicing fee for the Fixed Income Fund and Municipal Bond Fund to the extent necessary to maintain a maximum shareholder servicing fee for each of these Funds at

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

0.05%. For the period ended April 30, 2010, the Fixed Income Fund and Municipal Bond Fund waived shareholder servicing fees of $168,679 and $302,227 respectively.

D. Board of Directors’ Fees. Each Independent Director receives from the Funds a total annual retainer of $82,500 (plus $25,000 for serving as the Board’s Chairperson, $5,000 for serving as the Board’s Vice Chairperson, $15,000 for serving as the Audit Committee Chairperson, $15,000 for serving as a member of the Pricing Committee and $7,500 each for serving as the Nominating Committee Chairperson and the Governance Committee Chairperson) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$7,500	$3,750
Special Board Meeting	4,000	2,000
Audit Committee Meeting	4,000	2,000
Nominating Committee Meeting	4,000	2,000
Governance Committee Meeting	4,000	2,000

Effective May 21, 2010, the annual retainer to the chairperson of the Board of Directors shall be adjusted to $40,000. The compensation that each Independent Director receives for attendance at Board and Committee meetings shall be as follows.

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic

Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Interested Directors, Officers or employees of BIM and PNC do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets

E. Custody Fees. The U.S. Large Cap Fund, Non-U.S. Large Cap Fund, Fixed Income Fund and Municipal Bond Fund have each retained Bessemer Trust Company (“BTCO”), a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO is responsible for the assets of the Global Small & Mid Cap Fund which are managed by BIM. For providing these services, BTCO receives a fee from each Fund which is accrued daily and paid monthly at an annual rate of 0.10% (0.15% for the Non-U.S. Large Cap Fund) of the average daily net assets of each Fund or portion thereof managed by BIM for Global Small and Mid Cap and Real Return Fund as noted above. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs related to the Real Return Fund’s and the Subsidiary’s investments in coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A. (“Citibank”) to serve as the Fund’s custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the books and records of these Funds’ securities and cash, excluding coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2011 to waive its advisory fees to the extent necessary to maintain

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

the net operating expense ratios of the U.S. Large Cap Fund at 1.00%, the Non-U.S. Large Cap Fund at 1.05%, the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2010, the adviser waived $26,991 for the U.S Large Cap Fund, $387,133 for the Non-U.S. Large Cap Fund, $44,703 for the Global Small & Mid Cap Fund, $1,291,223 for the Global Opportunities Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $168,679 and $302,227 respectively.

7.	Securities Transactions:

Investment transactions for the year ended April 30, 2010, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales

U.S. Large Cap Fund	$198,489,057	$146,719,178
Non-U.S. Large Cap Fund	936,331,056	800,104,060
Global Small & Mid Cap Fund	775,770,418	538,867,625
Global Opportunities Fund	1,562,574,702	1,031,096,343
Real Return Fund (Consolidated)	357,161,477	109,730,834
Fixed Income Fund	71,006,354	10,572,676
Municipal Bond Fund	184,273,031	44,258,521

Purchase and sales of U.S. Government Securities during the year ended April 30, 2010 were as follows:

	Purchases	Sales

Global Opportunities Fund	$—	$51,674,148
Real Return Fund (Consolidated)	367,491,845	369,139,193
Fixed Income Fund	40,864,174	28,930,952

8.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

By investing in the Subsidiary the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

The Funds may be subject to taxes imposed by other countries in which it invests. Such taxes are generally based on income earned as well as capital gains realized. These taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and Thailand on gains realized upon the sale of India and Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of April 30, 2010, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded payables of $544,463 and $38,444 respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2009 was as follows (amounts in thousands):

	U.S.Large Cap Fund	Non-U.S. Large Cap Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund	Fixed Income Fund	Municipal Bond Fund

Distributions paid from:
Ordinary Income	$1,331	$41,656	$7,592	$95,083	$33,385	$7,699	$55
Net Long Term Capital Gains	—	—	—	—	—	1,624	—

Total Taxable Distributions	1,331	41,656	7,592	95,083	33,385	9,323	55
Tax Exempt Distributions	—	—	—	—	—	—	9,217

Total Distributions Paid	$1,331	$41,656	$7,592	$95,083	$33,385	$9,323	$9,272

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended April 30, 2010, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitations on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2009. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2009, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2016	2017

U.S. Large Cap Fund	$—	$77,852,263
Non-U.S. Large Cap Fund	187,357,824	406,283,777
Global Small & Mid Cap Fund	—	41,698,785
Global Opportunities Fund	123,869,796	322,225,091
Real Return Fund	—	364,468,389
Municipal Bond Fund	1,577,285	—

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Capital loss carryforwards utilized in the current year were $270,392 for the Municipal Bond Fund.

Old Westbury Funds, Inc.
NOTES TO FINANCIAL STATEMENTS - (Continued)
April 30, 2010 (Unaudited)

10.           Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements except as follows.

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”), under which, subject to regulatory approvals, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., will be sold to BNY Mellon (“Stock Sale”). The Stock Sale will include PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. and is expected to close on or about July 1, 2010. At the closing, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. will change their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively.

Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser: Bessemer Investment Management LLC 630 Fifth Avenue New York, NY 10111 (212) 708-9100

Distributor: PFPC Distributors, Inc. 760 Moore Road King of Prussia, PA 19406

Custodians: Bessemer Trust Company 100 Woodbridge Center Drive Woodbridge, NJ 07095

Citibank, N.A. 111 Wall Street New York, NY 10005

Administrator:
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public
Accounting Firm:
Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-SAR2010)
(04/10)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury U.S. Large Cap Fund, Old Westbury Non-U.S. Large Cap Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	April 30, 2010
(Unaudited)

Shares		Value

COMMON STOCKS — 89.5%
AUSTRALIA — 1.6%
24,202	Acrux Ltd.(b)	$43,662
42,076	Adamus Resources Ltd.(b)	16,496
148,865	Adelaide Brighton Ltd.	400,442
41,112	Aditya Birla Minerals Ltd.(b)	40,139
64,944	AED Oil Ltd.(b)	34,405
40,346	Aevum Ltd.	45,184
26,572	AJ Lucas Group Ltd.	63,708
43,834	Alesco Corp. Ltd.	119,602
33,518	Alkane Resources Ltd.(b)	10,910
47,383	Alliance Resources Ltd.(b)	18,387
20,948	Allied Gold Ltd.(b)	7,457
1,051,685	Alumina Ltd.	1,485,192
35,682	Amalgamated Holdings Ltd.	194,545
228,390	Amcom Telecommunications Ltd.	70,343
33,000	Andean Resources Ltd.(b)	96,344
34,575	Ansell Ltd.	407,857
29,989	Antares Energy Ltd.(b)	22,944
45,300	Anvil Mining Ltd.(b)	163,665
90,592	APA Group	302,086
1,220,274	Apex Minerals NL(b)	22,452
145,850	APN News & Media Ltd.	327,308
45,098	Aquila Resources Ltd.(b)	420,642
33,311	Arafura Resources Ltd.(b)	17,902
7,424	ARB Corp. Ltd.	41,877
49,386	Aristocrat Leisure Ltd.	193,849
95,985	Arrow Energy Ltd.(b)	452,839
609,753	Asciano Group(b)	946,283
41,487	ASG Group Ltd.	52,646
62,251	Atlas Iron Ltd.(b)	142,405
98,828	Ausdrill Ltd.	187,546
11,730	Ausenco Ltd.	52,223
28,945	Austal Ltd.	63,247
237,688	Austar United Communications Ltd.(b)	254,866
9,270	Austbrokers Holdings Ltd.	42,671
103,629	Austereo Group Ltd.	162,787
5,002	Austin Engineering Ltd.	15,706
69,351	Australian Agricultural Co. Ltd.(b)	82,576
107,411	Australian Infrastructure Fund.	195,085
130,550	Australian Pharmaceutical Industries Ltd.	66,985
53,393	Automotive Holdings Group	133,708
110,541	Avexa Ltd.(b)	12,621
22,100	AVJennings Ltd.(b)	9,530
41,611	Avoca Resources Ltd.(b)	84,255
444,969	AWB Ltd.(b)	420,704
213,201	AWE Ltd.(b)	481,834
65,941	Bank of Queensland Ltd.	764,006
25,839	Bannerman Resources Ltd.(b)	10,138
491,119	Beach Energy Ltd.	353,375
177,230	Bendigo and Adelaide Bank Ltd.	1,602,668
193,097	Bendigo Mining Ltd.	45,261

Shares		Value

AUSTRALIA (continued)
28,750	Berkeley Resources Ltd.(b)	$33,334
47,806	Billabong International Ltd.	502,131
29,390	Biota Holdings Ltd.(b)	36,385
580	Blackmores Ltd.	12,652
13,886	Blackthorn Resources Ltd.(b)	10,383
896,648	BlueScope Steel Ltd.(b)	2,151,402
694,738	Boart Longyear Group(b)	207,378
124,313	Boom Logistics Ltd.(b)	38,143
296,469	Boral Ltd.	1,602,717
27,316	Bow Energy Ltd.(b)	35,561
24,758	Bradken Ltd.	165,707
10,640	Bravura Solutions Ltd.(b)	1,162
27,762	Brickworks Ltd.	331,920
49,086	Brockman Resources Ltd.(b)	163,320
2,438	BT Investment Management Ltd.	5,665
26,490	Cabcharge Australia Ltd.	146,189
60,682	Caltex Australia Ltd.	647,634
12,219	Campbell Brothers Ltd.	335,218
226,901	Cape Lambert Resources Ltd.(b)	95,156
21,206	Cardno Ltd.	85,724
51,588	Carnarvon Petroleum Ltd.(b)	20,544
100,000	Cash Converters International Ltd.	53,595
5,991	Catalpa Resources Ltd.(b)	8,992
222,590	CBH Resources Ltd.(b)	46,907
17,013	Cellestis Ltd.	45,830
87,902	Centamin Egypt Ltd.(b)	177,995
130,686	Centennial Coal Co. Ltd.	508,584
14,812	Centrex Metals Ltd.(b)	6,544
189,000	Ceramic Fuel Cells Ltd.(b)	36,005
124,054	Challenger Financial Services Group Ltd.	470,765
46,115	Chemgenex Pharmaceuticals Ltd.(b)	16,300
131,532	Citadel Resource Group Ltd.(b)	41,076
267,096	Citigold Corp. Ltd.(b)	31,924
93,289	Clinuvel Pharmaceuticals Ltd.(b)	19,806
51,145	Clough Ltd.	42,687
88,406	Coal of Africa Ltd.(b)	191,179
7,468	Cochlear Ltd.	508,953
54,002	Cockatoo Coal Ltd.(b)	22,558
32,968	Coffey International Ltd.	39,468
632,582	ConnectEast Group.	249,083
18,624	Conquest Mining Ltd.(b)	6,464
57,099	Consolidated Media Holdings Ltd.	165,262
117,579	Cooper Energy Ltd.(b)	56,726
20,084	Corporate Express Australia Ltd.	102,923
38,303	Count Financial Ltd.	45,930
34,250	Crane Group Ltd.	284,745
13,608	Credit Corp. Group Ltd.	32,798
34,888	CSG Ltd.	73,144

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
458,593	CSR Ltd. - Placement Shares	$730,898
10,095	Cudeco Ltd.(b)	41,733
54,675	Cue Energy Resources Ltd.(b)	14,712
24,524	Customers Ltd.(b)	62,896
118,091	David Jones Ltd.	506,332
26,386	Decmil Group Ltd.(b)	44,253
86,791	Deep Yellow Ltd.(b)	16,490
140,486	Devine Ltd.(b)	41,968
8,637	Dominion Mining Ltd.	22,919
1,330	Domino’s Pizza Enterprises Ltd.	6,659
105,097	Downer EDI Ltd.	671,921
178,515	DUET Group	291,277
4,716	DWS Advanced Business Solutions Ltd.	6,107
91,748	Eastern Star Gas Ltd.(b)	76,831
78,012	Elders Ltd.(b)	85,539
249,390	Emeco Holdings Ltd.	157,083
7,646	Energy Resources of Australia Ltd.	110,550
99,173	Energy World Corp. Ltd.(b)	46,961
310,180	Envestra Ltd.	147,807
192,600	Equinox Minerals Ltd.(b)	762,209
57,717	Eservglobal Ltd.(b)	25,923
22,408	Extract Resources Ltd.(b)	150,135
1,074,060	Fairfax Media Ltd.	1,695,079
9,540	Fantastic Holdings Ltd.	33,004
33,955	Felix Resources Ltd. - Placement Shares(b)(c)	3,195
46,815	Ferraus Ltd.(b)	39,054
215,276	FKP Property Group REIT	168,278
11,957	Fleetwood Corp. Ltd.	104,201
44,527	FlexiGroup Ltd.	55,762
9,448	Flight Centre Ltd.	172,019
149,076	Flinders Mines Ltd.(b)	17,743
503,469	Focus Minerals Ltd.(b)	24,647
11,405	G.U.D. Holdings Ltd.	95,119
111,477	Geodynamics Ltd.(b)	60,618
112,463	Gindalbie Metals Ltd.(b)	120,860
34,043	Giralia Resources NL(b)	64,912
562,722	Goodman Fielder Ltd.	755,338
51,798	GrainCorp Ltd.	275,576
140,887	Grange Resources Ltd.(b)	78,529
63,776	Great Southern Ltd.(b)(c)(d)	0
24,148	Gujarat NRE Coking Coal Ltd.(b)	15,606
344,718	Gunns Ltd.	165,485
68,071	GWA International Ltd.	199,144
144,272	Harvey Norman Holdings Ltd.	450,431
90,582	Hastie Group Ltd.	143,348
107,776	Healthscope Ltd.	432,933
108,127	HFA Holdings Ltd.(b)	24,538
74,599	Highlands Pacific Ltd.(b)	18,714
196,765	Hillgrove Resources Ltd.	67,286
94,107	Hills Industries Ltd.	216,610
88,114	Horizon Oil Ltd.(b)	28,554
69,257	Icon Energy Ltd.(b)	17,463

Shares		Value

AUSTRALIA (continued)
38,283	iiNET Ltd.	$97,427
219,708	Iluka Resources Ltd.(b)	935,570
44,250	Imdex Ltd.(b)	31,883
21,536	IMF Australia Ltd.	28,733
702,287	Incitec Pivot Ltd.	2,076,347
30,708	Independence Group NL	130,033
85,840	Indophil Resources NL(b)	92,378
132,431	Industrea Ltd.	42,882
237,604	Infigen Energy	213,862
100,000	Integra Mining Ltd.(b)	24,115
89,852	Intrepid Mines Ltd.(b)	31,889
16,339	Invocare Ltd.	94,429
75,741	IOOF Holdings Ltd.	458,086
19,221	Iress Market Technology Ltd.	150,406
258,673	iSOFT Group Ltd.	129,180
230,309	Jabiru Metals Ltd.(b)	80,466
21,040	JB Hi-Fi Ltd.	374,515
139,329	Kagara Ltd.(b)	95,199
31,596	Karoon Gas Australia Ltd.(b)	215,580
21,333	Kingsgate Consolidated Ltd.	167,409
178,692	Lend Lease Corp. Ltd.	1,406,475
46,543	Linc Energy Ltd.(b)	65,598
23,239	Liquefied Natural Gas Ltd.(b)	9,125
132,215	Lynas Corp. Ltd.(b)	64,932
8,735	MAC Services Group	20,702
24,167	MacArthur Coal Ltd.	338,553
239,199	Macmahon Holdings Ltd.	158,570
1,285	Macquarie Telecom Group Ltd.(b)	5,803
6,687	Mantra Resources Ltd.(b)	27,998
110,649	MAP Group	317,183
128,431	Marion Energy Ltd.(b)	4,926
7,488	McMillan Shakespeare Ltd.	24,592
34,566	McPherson’s Ltd.	100,922
39,619	Medusa Mining Ltd.(b)	171,640
10,469	Melbourne IT Ltd.	17,475
152,154	MEO Australia Ltd.(b)	50,561
57,713	Mermaid Marine Australia Ltd.	148,020
261,973	Metals X Ltd.(b)	33,281
142,869	Metcash Ltd.	536,914
126,036	Minara Resources Ltd.(b)	100,790
37,376	Mincor Resources NL	64,710
120,423	Mineral Deposits Ltd.(b)	105,690
14,861	Mineral Resources Ltd.	113,764
73,883	Mirabela Nickel Ltd.(b)	161,004
94,157	Mitchell Communications Group Ltd.	80,862
86,377	Molopo Australia Ltd.(b)	103,453
38,566	Moly Mines Ltd.(b)	28,986
13,431	Monadelphous Group Ltd.	190,438
19,000	Mortgage Choice Ltd.	20,527
462,225	Mosaic Oil NL(b)	42,141
158,974	Mount Gibson Iron Ltd.(b)	245,562
55,018	Murchison Metals Ltd.(b)	114,629
42,798	Navitas Ltd.	204,829

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
139,340	Neptune Marine Services Ltd.(b)	$45,959
128,661	New Hope Corp. Ltd.	584,417
87,996	Nexbis Ltd.(b)	10,052
74,771	NIB Holdings Ltd. Australia	87,296
45,172	Nido Petroleum Ltd.(b)	6,351
48,373	Nomad Building Solutions Ltd.	9,661
43,966	Norton Gold Fields Ltd.(b)	8,452
14,479	Novogen Ltd.(b)	5,551
42,103	NRW Holdings Ltd.	65,214
29,538	Nufarm Ltd.	207,371
5,909	Nufarm Ltd. - Placement Shares(c)(d)	41,772
14,393	Oaks Hotels & Resorts Ltd.	6,115
13,754	Oakton Ltd.	41,088
578,490	OneSteel Ltd.	1,860,548
4,066	OrotonGroup Ltd.	26,418
745,457	OZ Minerals Ltd.(b)	784,657
484,223	Pacific Brands Ltd.(b)	528,816
151,226	Paladin Energy Ltd.(b)	550,704
193,687	Pan Pacific Petroleum NL(b)	47,803
362,929	PanAust Ltd.(b)	168,574
46,006	Panoramic Resources Ltd.	105,512
248,080	PaperlinX Ltd.(b)	170,675
37,523	Peet Ltd.	82,013
27,102	Perilya Ltd.(b)	13,702
7,216	Perpetual Ltd.	228,299
54,166	Perseus Mining Ltd.(b)	95,652
31,729	Pharmaxis Ltd.(b)	89,416
74,944	Photon Group Ltd.	80,518
26,465	Platinum Asset Mangement Ltd.	123,624
38,735	Platinum Australia Ltd.(b)	32,848
105,388	PMP Ltd.(b)	68,470
23,727	Premier Investments Ltd.	156,889
185,958	Primary Health Care Ltd.	696,367
40,487	Prime Media Group Ltd.	29,067
11,238	PrimeAg Australia Ltd.(b)	11,785
7,043	Probiotec Ltd.	10,711
37,046	Programmed Maintenance Services Ltd.	115,740
108,721	Quantum Energy Ltd.(b)	11,396
26,684	Ramsay Health Care Ltd.	333,176
13,579	RCR Tomlinson Ltd.	13,821
7,541	REA Group Ltd.	85,813
30,974	Reckon Ltd.	58,392
21,888	Redflex Holdings Ltd.	36,023
8,531	Reece Australia Ltd.	197,045
35,422	Regional Express Holdings Ltd.(b)	39,988
12,381	Regis Resources Ltd.(b)	10,608
6,994	Reject Shop Ltd. (The)	108,601
73,565	Resolute Mining Ltd.(b)	78,425
62,000	Resource Generation Ltd.(b)	35,122
11,017	Retail Food Group Ltd.	28,347
159,030	RHG Ltd.(b)	100,382
87,007	Ridley Corp. Ltd.	96,896

Shares		Value

AUSTRALIA (continued)
44,464	Riversdale Mining Ltd.(b)	$373,192
246,702	Roc Oil Co. Ltd.(b)	98,827
1,356	Rock Building Society Ltd.	3,510
37,575	SAI Global Ltd.	148,384
29,246	Salmat Ltd.	122,851
15,093	Sedgman Ltd.	23,528
21,571	Seek Ltd.	165,548
7,510	Select Harvests Ltd.	30,712
9,817	Servcorp Ltd.	32,029
97,832	Service Stream Ltd.(b)	26,429
57,973	Seven Group Holdings Ltd.	399,636
556,679	Sigma Pharmaceuticals Ltd.	230,148
21,714	Silex Systems Ltd.(b)	118,682
28,232	Silver Lake Resources Ltd.(b)	31,376
54,458	Sims Group Ltd.	1,023,699
9,054	Sirtex Medical Ltd.	48,040
17,619	Skilled Group Ltd.	22,043
7,500	SMS Management & Technology Ltd.	45,684
167,396	Southern Cross Media Group Ltd.	335,800
288,375	SP AusNet	235,308
136,210	Spark Infrastructure Group	151,552
28,294	Specialty Fashion Group Ltd.	35,756
29,700	Sphere Minerals Ltd.(b)	52,992
82,005	Spotless Group Ltd.	212,398
475,707	St. Barbara Ltd.(b)	118,445
106,534	Straits Resources Ltd.(b)	121,715
25,424	Strike Resources Ltd.(b)	18,064
166,555	STW Communications Group Ltd.	134,712
218,698	Sundance Resources Ltd.(b)	31,805
91,760	Sunland Group Ltd.(b)	64,256
27,550	Super Cheap Auto Group Ltd.	141,617
4,035	Super Cheap Auto Group Ltd. - Placement Shares(b)(c)(d)	20,871
90,108	Swick Mining Services Ltd.(b)	36,189
204,074	Tabcorp Holdings Ltd.	1,288,920
6,000	Talent2 International Ltd.(b)	8,226
59,379	Tap Oil Ltd.(b)	59,669
59,861	Tassal Group Ltd.	90,232
402,502	Tatts Group Ltd.	918,475
50,836	Technology One Ltd.	39,435
104,463	Ten Network Holdings Ltd.(b)	174,019
45,119	Terramin Australia Ltd.(b)	31,406
58,054	TFS Corp. Ltd.	47,107
202,725	Thakral Holdings Group REIT(b)	78,158
37,994	Thorn Group Ltd.	36,913
65,834	Timbercorp Ltd.(b)(c)(d)	0
104,848	Toll Holdings Ltd.	684,850
379,737	Toro Energy Ltd.(b)	38,505
122,618	Tower Australia Group Ltd.	294,295
16,986	Tox Free Solutions Ltd.(b)	38,299
118,596	TPG Telecom Ltd.	242,792

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

AUSTRALIA (continued)
115,903	Transfield Services Infrastructure Fund.	$105,300
100,698	Transfield Services Ltd.	367,215
104,913	Transpacific Industries Group Ltd.(b)	121,293
34,641	Troy Resources NL	77,485
1,757	Trust Co. Ltd.	10,099
33,503	UGL Ltd.	453,012
75,285	UXC Ltd.	33,512
22,153	Village Roadshow Ltd.	50,838
48,270	Village Roadshow Ltd., Preferred Shares(b)	113,464
570,532	Virgin Blue Holdings Ltd.(b)	308,058
48,454	Vision Group Holdings Ltd.	25,221
70,098	Washington H. Soul Pattinson & Co. Ltd.	923,210
52,451	Watpac Ltd.	67,735
30,715	Wattyl Ltd.(b)	23,693
35,253	WDS Ltd.	19,333
23,562	West Australian Newspapers Holdings Ltd.	170,778
19,960	Western Areas NL	87,508
13,358	White Energy Co. Ltd.(b)	42,154
10,519	Whitehaven Coal Ltd.	51,505
81,994	WHK Group Ltd.	83,420
679	Wide Bay Australia Ltd.	6,975
12,401	Windimurra Vanadium Ltd.(b)(c)(d)	1,951
13,791	Wotif.com Holdings Ltd.	82,438

		61,619,662

AUSTRIA — 0.3%
1,109	Agrana Beteiligungs AG	110,345
9,244	Andritz AG	565,989
6,651	A-TEC Industries AG(b)	89,284
3,072	Austriamicrosystems AG(b)	120,404
5,738	BWIN Interactive Entertainment AG(b)	306,174
2,439	BWT AG	73,810
6,997	CAT Oil AG(b)	75,218
1,891	Constantia Packaging AG(b)	102,344
4,924	EVN AG	82,233
3,121	Flughafen Wien AG	175,115
1,518	Frauenthal Holding AG(b)	15,723
7,181	Intercell AG(b)	190,478
660	Kapsch TrafficCom AG	27,240
197	Lenzing AG	83,215
1,270	Mayr Melnhof Karton AG	123,510
902	Oberbank AG	52,031
7,603	Oesterreichische Post AG	218,125
1,756	Palfinger AG(b)	47,012
25,212	Raiffeisen International Bank-Holding AG	1,227,587
5,405	RHI AG(b)	180,461
779	Rosenbauer International AG	31,456

Shares		Value

AUSTRIA (continued)
526	S&T System Integration & Technology Distribution AG(b)	$7,848
2,106	Schoeller-Bleckmann Oilfield Equipment AG	110,057
805	Semperit AG Holding	33,397
26,886	Strabag SE	700,022
38,356	Telekom Austria AG	509,519
10,994	Uniqa Versicherungen AG	222,654
14,496	Vienna Insurance Group	708,540
59,284	Voestalpine AG	2,205,171
4,708	Warimpex Finanz- Und Beteiligungs AG(b)	13,823
48,022	Wienerberger AG(b)	892,731
1,503	Wolford AG(b)	33,009
9,958	Zumtobel AG(b)	214,730

		9,549,255

BAHAMAS — 0.0%
100	CIC Energy Corp.(b)	162
500	Steiner Leisure Ltd.(b)	23,435

		23,597

BELGIUM — 0.3%
11,112	Ackermans & Van Haaren NV	767,093
165	Aedifica REIT	9,269
62,256	Agfa Gevaert NV(b)	461,791
3,018	Arseus NV	36,062
95	Banque Nationale de Belgique(b)	504,415
5,404	Barco NV(b)	291,589
4,312	Bekaert SA	770,958
1,909	Cofinimmo Real Estate Investment Trust	262,654
2,461	Compagnie d’Entreprises CFE	136,644
975	Compagnie Immobiliere de Belgique SA(b)	38,970
4,983	Compagnie Maritime Belge SA	155,280
34,674	Deceuninck NV(b)	88,266
12,200	Deceuninck NV- VVPR Strip(b)	16
18,285	Delhaize Group	1,512,106
1,685	Devgen(b)	20,471
1,030	D’ieteren SA	482,482
292	Econocom Group	4,529
4,178	Elia System Operator SA NV	158,943
8,725	Euronav NV	192,693
1,908	EVS Broadcast Equipment SA	104,922
3,075	Exmar NV	21,610
3,443	Galapagos NV(b)	52,130
419	Gimv NV	22,709
993	Intervest Offices REIT	28,400
3,840	Ion Beam Applications	38,545
99	IRIS	5,395
829	Kinepolis Group NV	45,682
5,034	Melexis NV(b)	57,910
5,279	Mobistar SA	324,485
31,845	Nyrstar	413,276

4

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

BELGIUM (continued)
6,372	Omega Pharma SA	$310,351
58,844	Option NV(b)	45,689
7,731	Recticel SA	81,991
840	Roularta Media Group NV(b)	21,246
1,569	Sioen Industries NV	9,745
1,670	Sipef NV	103,824
10,299	Solvay SA	983,508
10,644	Telenet Group Holding NV(b)	321,964
11,115	Tessenderlo Chemie NV	355,905
2,026	ThromboGenics NV(b)	44,993
30,922	UCB SA	1,197,823
20,514	Umicore	750,105
1,150	Van De Velde	50,977
445	VPK Packaging Group(b)	16,035
1,797	Warehouses De Pauw SCA REIT	79,045
460	Wereldhave Belgium NV REIT	35,446

		11,417,942

BERMUDA — 0.5%
154,027	Allied World Assurance Co. Holdings Ltd.	6,710,956
162,600	Argo Group International Holdings Ltd.	5,364,174
7,106	Aspen Insurance Holdings Ltd.	191,720
5,100	Assured Guaranty Ltd.	109,905
167,171	Catlin Group Ltd.	899,175
4,200	Endurance Specialty Holdings Ltd.	154,770
500	Enstar Group Ltd.(b)	33,060
5,000	Flagstone Reinsurance Holdings Ltd.(b)	55,750
8,700	Frontline Ltd.	317,303
1,600	Global Crossing Ltd.(b)	23,760
51,000	Golden Ocean Group Ltd.(b)	101,541
6,039	Hardy Underwriting Bermuda Ltd.	24,372
11,158	Helen of Troy Ltd.(b)	301,378
162,708	Hiscox Ltd.	828,356
30,300	Katanga Mining Ltd.(b)	35,794
39,429	Lancashire Holdings Ltd.	279,584
3,500	Max Capital Group Ltd.(b)	78,050
5,900	Montpelier Re Holdings Ltd.	97,940
3,200	Orient-Express Hotels Ltd. - Class A(b)	43,680
3,400	Platinum Underwriters Holdings Ltd.	126,514
3,500	Renaissancere Holdings Ltd.	195,825
68,400	Seadrill Ltd.	1,815,690
6,300	Signet Jewelers Ltd.(b)	201,726
2,600	Textainer Group Holdings Ltd.	59,696
6,545	Validus Holdings Ltd.	167,356
700	Vistaprint NV	36,106

		18,254,181

BRAZIL — 0.7%
237,000	Acos Villares SA	109,075

Shares		Value

BRAZIL (continued)
15,000	Acucar Guarani SA(b)	$40,903
7,300	AES Tiete SA	73,241
17,400	AES Tiete SA Preference Shares	194,295
57,100	All America Latina Logistica SA	510,804
7,700	American Banknote SA	73,091
5,000	Amil Participacoes SA	40,990
11,000	Anhanguera Educacional Participacoes SA	168,204
7,500	B2W Companhia Global Do Varejo	165,425
24,400	Banco ABC Brasil SA	175,604
7,200	Banco Daycoval SA	40,717
29,700	Banco do Estado do Rio Grande do Sul	228,613
14,800	Banco Panamericano SA	88,123
13,700	Banco Pine SA - Preference Shares	82,362
16,200	Banco Sofisa SA	42,312
11,900	Bematech SA	61,751
29,200	BR Malls Participacoes SA	370,239
8,700	Brasil Brokers Participacoes SA	38,939
38,500	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA(b)	25,914
51,500	Braskem SA - Class A, Preference Shares(b)	367,974
78,500	Brookfield Incorporacoes SA	353,154
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	115,787
29,271	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Class A, Preference Shares	996,216
4,800	Cia de Concessoes Rodoviarias	110,456
2,800	Cia de Gas de Sao Paulo - Class A, Preference Shares	54,526
13,900	Cia de Saneamento Basico do Estado de Sao Paulo	268,204
9,100	Cia de Saneamento de Minas Gerais	131,926
4,000	Cia de Saneamento do Parana, Preference Shares	6,420
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	43,078
4,400	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	117,983
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	368,238
4,050	Cia Energetica do Ceara - Class A, Preference Shares	60,578
9,700	Cia Hering	217,075
27,800	Cia Paranaense de Energia - Class B, Preference Shares	566,795
18,300	Cia Providencia Industria e Comercio SA	73,695

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

BRAZIL (continued)
71,409	Confab Industrial SA, Preference Shares	$180,756
8,400	Contax Participacoes SA, Preference Shares(b)	104,864
36,100	Cosan SA Industria e Comercio(b)	453,781
9,700	Cremer SA	103,850
36,200	Cyrela Brazil Realty SA	434,213
27,600	Diagnosticos da America SA	238,488
78,134	Duratex SA	712,005
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	165,242
13,700	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA - Class B, Preference Shares	303,989
198,400	Empresa Brasileira de Aeronautica SA	1,179,043
26,593	Eternit SA	123,002
69,100	Even Construtora e Incorporadora SA	240,901
28,300	Ez Tec Empreendimentos e Participacoes SA	133,339
13,800	Ferbasa-Ferro Ligas DA Bahia, Preference Shares	99,635
18,200	Fertilizantes Fosfatados SA, Preference Shares(b)	168,258
22,203	Fibria Celulose SA(b)	437,865
67,000	Gafisa SA	458,680
26,500	Gol-Linhas Aereas Inteligentes SA, Preference Shares	348,658
40,800	Grendene SA	192,000
5,200	Hypermarcas SA(b)	71,228
33,900	IdeiasNet SA(b)	69,623
7,500	Iguatemi Empresa de Shopping Centers SA	125,428
24,400	Industrias Romi SA	164,936
120,200	JBS SA	572,562
193,000	Klabin SA, Preference Shares	602,899
7,587	Kroton Educacional SA	71,363
16,800	Light SA	227,125
8,100	LLX Logistica SA(b)	38,910
13,300	Localiza Rent A CAR	147,365
26,200	Log-In Logistica Intermodal SA(b)	117,114
29,900	Lojas Americanas SA	193,514
47,100	Lojas Americanas SA, Preference Shares	344,664
16,700	Lojas Renner SA	414,077
4,100	Lupatech SA(b)	56,255
3,700	M Dias Branco SA	89,081
18,198	Magnesita Refratarios SA(b)	133,377
41,800	Marcopolo SA, Preference Shares	197,668
10,100	Marfrig Alimentos SA	105,982
13,800	Marisa SA	140,124
17,100	Medial Saude SA(b)	142,643

Shares		Value

BRAZIL (continued)
5,300	MMX Mineracao e Metalicos SA(b)	$39,180
20,000	MPX Energia SA(b)	246,685
13,900	Multiplan Empreendimentos Imobiliarios SA	242,615
17,900	Natura Cosmeticos SA	379,986
38,419	NET Servicos de Comunicacao SA, Preference Shares(b)	453,756
12,100	Obrascon Huarte Lain Brasil SA	285,332
3,200	Odontoprev SA	105,025
12,700	Parana Banco SA	67,509
81,129	Paranapanema SA(b)	266,035
39,000	PDG Realty SA Empreendimentos e Participacoes	354,494
20,000	Plascar Participacoes Industriais SA(b)	41,076
32,500	Porto Seguro SA	335,984
10,900	Positivo Informatica SA	117,512
50,850	Randon Participacoes SA, Preference Shares	283,467
14,700	Rodobens Negocios Imobiliarios SA	105,625
60,200	Rossi Residencial SA	443,296
8,200	Sao Carlos Empreendimentos e Participacoes SA	85,715
23,000	Sao Martinho SA	207,076
9,200	Saraiva SA Livreiros Editores, Preference Shares	206,414
10,100	SLC Agricola SA	94,826
16,000	Sul America SA	436,025
51,626	Suzano Papel e Celulose SA	658,449
11,000	Tam SA, Preference Shares	193,327
2,400	Terna Participacoes SA	53,295
25,700	Tim Participacoes SA(b)	88,858
88,200	Tim Participacoes SA, Preference Shares	226,811
2,300	Totvs SA	158,119
7,700	Tractebel Energia SA	98,296
30,144	Ultrapar Participacoes SA, Preference Shares	1,421,142
262,572	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	107,249
13,800	Universo Online SA, Preference Shares	79,152
27,247	Vivo Participacoes SA, Preference Shares	721,048
58,200	Weg SA	594,305

		25,684,898

CANADA — 2.5%
5,100	Aastra Technologies Ltd.	138,119
3,600	Absolute Software Corp.(b)	15,735
68,797	Advantage Oil & Gas Ltd.(b)	488,988
16,400	Aecon Group, Inc.	204,233
500	AG Growth International, Inc.	17,769

6

Old Westbury Funds, Inc.
GLobal Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

CANADA (continued)
35,957	AGF Management Ltd. - Class B	$615,566
1,200	Akita Drilling Ltd. - Class A	10,998
21,300	Alamos Gold, Inc.	316,418
31,100	Alimentation Couche-Tard, Inc. - Class B	580,178
9,100	Altius Minerals Corp.(b)	90,749
81,700	Amerigo Resources Ltd.(b)	71,582
76,423	Anderson Energy Ltd.(b)	90,281
35,500	Antrim Energy, Inc.(b)	36,695
20,400	Astral Media, Inc.	708,919
800	Atco Ltd. - Class I	38,425
14,336	Atrium Innovations, Inc.(b)	214,518
33,171	ATS Automation Tooling Systems, Inc.(b)	228,912
8,300	Augusta Resource Corp.(b)	21,081
25,500	Aura Minerals, Inc.(b)	98,907
22,800	Aurizon Mines Ltd.(b)	129,959
192,663	Baffinland Iron Mines Corp.(b)	110,006
38,800	Baja Mining Corp.(b)	32,467
39,244	Ballard Power Systems, Inc.(b)	93,107
41,500	Bankers Petroleum Ltd.(b)	366,056
6,400	Bioms Medical Corp.(b)	2,268
200	BioteQ Environmental Technologies, Inc.(b)	146
55,950	Biovail Corp.	949,024
29,800	Birchcliff Energy Ltd.(b)	264,908
108,500	BlackPearl Resources, Inc.(b)	340,731
5,600	Boardwalk Real Estate Investment Trust	226,029
203,200	Bombardier, Inc. - Class B	1,060,209
13,900	Boralex, Inc. - Class A(b)	130,133
232,000	Breakwater Resources Ltd.(b)	98,208
3,800	Burcon NutraScience Corp.(b)	32,920
35,126	CAE, Inc.	321,591
9,200	Calfrac Well Services Ltd.	195,720
9,100	Calloway Real Estate Investment Trust	192,159
6,600	Calvalley Petroleum, Inc. - Class A(b)	26,639
23,300	Canaccord Financial, Inc.	240,845
4,100	Canada Bread Co. Ltd.	202,215
4,100	Canadian Apartment Properties REIT	57,718
3,700	Canadian Real Estate Investment Trust	104,356
30,200	Canadian Tire Corp. Ltd. - Class A	1,662,516
22,900	Canadian Utilities Ltd. - Class A	1,022,813
22,300	Canadian Western Bank	526,656
8,782	Canam Group, Inc.	72,103
37,300	Canfor Corp.(b)	382,621
15,000	Cangene Corp.(b)	54,637
25,000	Capstone Mining Corp.(b)	71,865
15,900	Cardiome Pharma Corp.(b)	134,144
27,700	Cascades, Inc.	215,972
9,900	Cash Store Financial Services, Inc. (The)	175,428

Shares		Value

CANADA (continued)
189,687	Catalyst Paper Corp.(b)	$52,286
10,800	CCL Industries - Class B	306,096
81,700	Celestica, Inc.(b)	805,901
4,600	Celtic Exploration Ltd.(b)	96,592
16,209	Centerra Gold, Inc.(b)	182,068
10,100	Cequence Energy Ltd.(b)	25,454
97,700	CGI Group, Inc. - Class A(b)	1,446,552
148,400	Chariot Resources Ltd.(b)	94,960
9,800	Chartwell Seniors Housing Real Estate Investment	72,164
2,900	Churchill Corp. (The) - Class A(b)	52,559
16,400	CI Financial Corp.	343,079
8,500	Cinch Energy Corp.(b)	10,460
43,000	Claude Resources, Inc.(b)	56,300
7,600	Cogeco Cable, Inc.	264,257
10,000	COM DEV International Ltd.(b)	29,041
1,600	Comaplex Minerals Corp.(b)	16,507
3,800	Cominar Real Estate Investment Trust	71,863
57,200	Compton Petroleum Corp.(b)	54,621
2,500	Computer Modelling Group Ltd.	45,531
188,200	Connacher Oil & Gas Ltd.(b)	324,227
48,900	Consolidated Thompson Iron Mines Ltd.(b)	415,924
1,300	Constellation Software, Inc.	57,590
3,100	Corby Distilleries Ltd. - Class A	48,066
34,250	Corridor Resources, Inc.(b)	198,595
21,600	Corus Entertainment, Inc. - Class B	434,849
17,600	Cott Corp.(b)	147,273
22,300	Crescent Point Energy Corp.	946,400
32,445	Crew Energy, Inc.(b)	582,911
374,914	Crowflight Minerals, Inc.(b)	77,507
34,300	Crystallex International Corp.(b)	13,844
2,800	Dalsa Corp.	29,273
45,200	Delphi Energy Corp.(b)	126,371
125,204	Denison Mines Corp.(b)	199,676
16,400	Descartes Systems Group, Inc. (The)(b)	100,906
7,250	Detour Gold Corp.(b)	151,167
600	Domtar Corp.(b)	42,504
11,500	Dorel Industries, Inc. - Class B	407,221
6,800	DragonWave, Inc.(b)	57,905
6,200	Dundee Precious Metals, Inc.(b)	24,719
1,700	Dundee Real Estate Investment Trust	43,010
23,000	DundeeWealth, Inc.	335,558
290,450	Eastern Platinum Ltd.(b)	411,742
22,300	ECU Silver Mining, Inc.(b)	15,806
58,400	Eldorado Gold Corp.(b)	896,869
4,817	Emera, Inc.	112,197
11,450	Empire Co. Ltd. - Class A	597,185
8,100	Endeavour Silver Corp.(b)	31,657

7

Old Westbury Funds, Inc.
GLobal Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

CANADA (continued)
41,700	Ensign Energy Services, Inc.	$563,636
5,100	Entree Gold, Inc.(b)	13,807
7,900	Epsilon Energy Ltd. (Canada)(b)	21,854
2,500	Equitable Group, Inc.	59,805
54,600	European Goldfields Ltd.(b)	399,368
6,500	Evertz Technologies Ltd.	89,585
12,009	Exfo Electro Optical Engineering, Inc.(b)	73,298
10,300	Extendicare Real Estate Investment Trust	93,286
31,600	Fairborne Energy Ltd.(b)	137,811
4,400	Fairfax Financial Holdings Ltd.	1,667,651
29,900	Farallon Mining Ltd.(b)	17,661
64,225	Finning International, Inc.	1,253,772
30,350	First Majestic Silver Corp.(b)	112,939
18,100	First Quantum Minerals Ltd.	1,388,771
6,800	FirstService Corp.(b)	161,866
16,400	Flint Energy Services Ltd.(b)	216,503
35,541	FNX Mining Co., Inc.(b)	467,442
25,463	Fortis, Inc.	703,128
11,800	Forzani Group Ltd. (The) - Class A	193,182
36,100	Franco-Nevada Corp.	1,040,567
43,215	Fronteer Gold, Inc.(b)	265,893
37,100	Galleon Energy, Inc. - Class A(b)	257,487
45,800	Gammon Gold, Inc.(b)	340,862
15,500	Garda World Security Corp. - Class A(b)	142,823
10,000	Gennum Corp.	79,248
24,800	Gildan Activewear, Inc.(b)	719,732
41,500	Globestar Mining Corp.(b)	49,842
1,800	Gluskin Sheff & Associates, Inc.	39,019
6,900	GMP Capital, Inc.	83,210
22,600	Grande Cache Coal Corp.(b)	148,620
20,200	Great Canadian Gaming Corp.(b)	149,144
3,800	Greystar Resources Ltd.(b)	14,926
86,300	Groupe Aeroplan, Inc.	943,030
7,400	Guyana Goldfields, Inc.(b)	51,286
7,700	Hanfeng Evergreen, Inc.(b)	55,032
23,100	Harry Winston Diamond Corp.(b)	254,014
3,500	Heroux-Devtek, Inc.(b)	20,570
8,400	Home Capital Group, Inc.	392,794
59,100	HudBay Minerals, Inc.(b)	751,695
68,400	IAMGOLD Corp.	1,224,170
29,060	IESI-BFC Ltd.	570,443
7,400	Imax Corp.(b)	140,307
19,243	Imperial Metals Corp.(b)	373,570
2,800	Indigo Books & Music, Inc.	47,687
32,200	Industrial Alliance Insurance and Financial Services, Inc.	1,110,738
17,100	Inmet Mining Corp.	887,658
18,640	Intact Financial Corp.	807,403

Shares		Value

CANADA (continued)
29,950	Intermap Technologies Corp.(b)	$41,278
6,300	International Forest Products Ltd. - Class A(b)	34,173
98,800	Iteration Energy Ltd.(b)	164,375
30,700	Ivanhoe Energy, Inc.(b)	96,410
36,750	Ivanhoe Mines Ltd.(b)	585,004
116,500	Ivernia, Inc.(b)	52,756
25,700	Jean Coutu Group PJC, Inc. (The) Class A	228,967
10,400	Jinshan Gold Mines, Inc.(b)	57,232
3,454	KAB Distribution, Inc.(b)(c)(d)	2
5,280	Keegan Resources, Inc.(b)	34,566
26,000	Kingsway Financial Services, Inc.	56,822
6,900	Kirkland Lake Gold, Inc.(b)	52,983
53,075	Lake Shore Gold Corp.(b)	168,766
13,800	Laramide Resources(b)	16,710
11,850	Laurentian Bank of Canada	514,690
2,400	Le Chateau, Inc.	34,353
12,400	Leon’s Furniture Ltd.	150,758
21,760	Linamar Corp.	436,571
27,400	Linear Gold Corp.(b)	47,744
167,300	Lundin Mining Corp.(b)	788,902
6,700	MacDonald Dettwiler & Associates Ltd.(b)	266,931
2,100	MAG Silver Corp.(b)	16,022
50,968	Magna International, Inc. - Class A(b)	3,351,705
9,200	Major Drilling Group International	238,740
4,700	Manitoba Telecom Services, Inc.	150,374
29,500	Maple Leaf Foods, Inc.	279,957
1,900	Marsulex, Inc.	23,194
28,250	Martinrea International, Inc.(b)	255,579
4,300	Maxim Power Corp.(b)	14,012
49,200	MDS, Inc.(b)	439,787
102,100	Mega Uranium Ltd.(b)	56,287
14,300	Mercator Minerals Ltd.(b)	31,956
38,400	Methanex Corp.	893,278
20,325	Metro, Inc. - Class A	898,398
15,000	Migao Corp.(b)	101,890
4,400	Miranda Technologies, Inc.(b)	22,351
5,300	Morguard Real Estate Investment Trust	69,759
3,800	Mosaid Technologies, Inc.	80,242
33,351	Mullen Group Ltd.	502,005
45,143	Nautilus Minerals, Inc.(b)	82,660
19,800	Neo Material Technologies, Inc.(b)	78,748
138,000	New Gold, Inc.(b)	808,328
20,596	Newalta, Inc.	203,770
6,400	Niko Resources Ltd.	701,555
4,510	Norbord, Inc.(b)	88,309
8,400	North American Palladium Ltd.(b)	39,197

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

CANADA (continued)
5,300	Northern Dynasty Minerals Ltd.(b)	$50,245
2,300	Northern Property Real Estate Investment Trust	54,794
91,900	Northgate Minerals Corp.(b)	298,553
13,400	Novagold Resources, Inc.(b)	118,592
13,600	Noveko International, Inc.(b)	14,058
24,749	NuVista Energy Ltd.	297,485
4,800	Oncolytics Biotech, Inc.(b)	13,609
25,600	Onex Corp.	741,689
11,100	Open Text Corp.(b)(e)	470,204
1,052	Open Text Corp.(b)(e)	44,342
117,600	OPTI Canada, Inc.(b)	265,115
39,961	Orleans Energy Ltd.(b)	116,051
26,000	Orvana Minerals Corp.(b)	33,274
29,800	Osisko Mining Corp.(b)	315,367
46,000	Pacific Rubiales Energy Corp.(b)	1,037,015
5,800	Paladin Labs, Inc.(b)	143,601
18,800	PAN American Silver Corp.	499,149
15,900	Paramount Resources Ltd. - Class A(b)	274,705
5,100	Parex Resources, Inc.(b)	25,856
1,700	Parkbridge Lifestyles Communities, Inc.	9,188
11,600	Pason Systems, Inc.	139,319
15,900	Petaquilla Minerals Ltd.(b)	7,983
21,830	PetroBakken Energy Ltd. - Class A	592,922
16,900	Petrobank Energy & Resources Ltd.(b)	852,320
4,100	Petrolifera Petroleum Ltd.(b)	3,592
3,200	Petrominerales Ltd.(b)	102,382
113,000	Phoscan Chemical Corp.(b)	44,497
11,900	Plutonic Power Corp.(b)	37,956
13,500	Points International Ltd.(b)	7,575
12,300	Polymet Mining Corp.(b)	26,518
489	Precision Drilling Trust(b)	3,726
3,400	Premium Brands Holdings Corp.	45,855
56,000	Progress Energy Resources Corp.	670,919
17,300	QLT, Inc.(b)	109,338
39,500	Quadra Mining Ltd.(b)	599,616
16,800	Quebecor, Inc. - Class B	597,708
8,500	Queenston Mining, Inc.(b)	38,910
56,500	Quest Capital Corp.(b)	75,645
52,100	Questerre Energy Corp.(b)	175,411
30,400	Red Back Mining, Inc.(b)	798,456
16,300	Reitmans (Canada) Ltd. - Class A	301,994
1,600	Resverlogix Corp.(b)	9,230
2,400	Richelieu Hardware Ltd.	57,862
16,169	Riocan Real Estate Investment Trust	308,800
14,200	Ritchie Bros. Auctioneers, Inc.(e)	334,241

Shares		Value

CANADA (continued)
275,000	Ritchie Bros. Auctioneers, Inc.(e)	$6,435,000
51,900	RONA, Inc.(b)	886,459
23,700	Rubicon Minerals Corp.(b)	95,192
2,000	RuggedCom, Inc.(b)	40,756
21,250	Russel Metals, Inc.	446,003
5,700	Samuel Manu-Tech, Inc.(b)	29,852
188,000	Sandvine Corp.(b)	416,421
20,600	Saputo, Inc.	580,199
37,900	Savanna Energy Services Corp.	243,638
2,040	Seabridge Gold, Inc.(b)	66,594
3,014	Sears Canada, Inc.(b)	82,486
21,900	SEMAFO, Inc.(b)	139,705
13,425	ShawCor Ltd. - Class A	383,269
149,700	Sherritt International Corp.	1,164,235
93,264	Shore Gold, Inc.(b)	78,959
13,600	Sierra Wireless, Inc.(b)	110,187
11,500	Silver Standard Resources, Inc.(b)	236,272
42,900	Silver Wheaton Corp.(b)	842,965
26,400	Silvercorp Metals, Inc.	216,491
22,700	SNC-Lavalin Group, Inc.	1,127,179
35,300	Sprott Resource Corp.(b)	154,989
14,700	St. Andrew Goldfields Ltd.(b)	14,905
11,000	Stantec, Inc.(b)	279,927
36,400	Starfield Resources, Inc.(b)	2,867
1,200	Stella-Jones, Inc.	34,613
5,200	Storm Exploration, Inc.(b)	60,610
44,000	Stornoway Diamond Corp.(b)	25,989
19,900	SunOpta, Inc.(b)	90,116
20,400	Superior Plus Corp.	276,740
7,200	Tanzanian Royalty Exploration Corp.(b)	33,030
59,200	Taseko Mines Ltd.(b)	336,271
77,325	Teck Resources Ltd. - Class B(b)	3,038,801
7,400	Theratechnologies, Inc.(b)	36,716
40,000	Thompson Creek Metals Co., Inc.(b)	512,306
27,352	Tim Hortons, Inc.	904,194
7,300	Timminco Ltd.(b)	5,821
9,300	TMX Group, Inc.	265,871
14,650	Toromont Industries Ltd.	409,444
24,900	Torstar Corp. - Class B	273,807
11,903	Total Energy Services, Inc.	107,804
59,100	TransAlta Corp.	1,215,978
1,400	Transat A.T., Inc. - Class A(b)	16,732
28,600	Transcontinental, Inc. - Class A	356,444
31,800	TransForce, Inc.	340,289
19,100	Transglobe Energy Corp.(b)	142,902
1,200	Transition Therapeutics, Inc.(b)	4,619
49,400	Trican Well Service Ltd.	627,348
52,400	Trinidad Drilling Ltd.	311,573
5,700	TVA Group, Inc. - Class B	81,364
58,500	Uex Corp.(b)	44,344
4,400	Uni-Select, Inc.	120,114

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

CANADA (continued)
191,785	Uranium One, Inc.(b)	$485,221
52,000	Ur-Energy, Inc.(b)	48,120
159,000	UTS Energy Corp.(b)	413,231
8,900	Vector Aerospace Corp.(b)	54,935
13,560	Vero Energy, Inc.(b)	90,774
135,028	Viterra, Inc.(b)	1,143,179
2,100	Vitran Corp., Inc.(b)	31,775
1,400	Waste Services, Inc.(b)	15,736
39,400	West Energy Ltd.(b)	205,184
13,864	West Fraser Timber Co. Ltd.	600,528
18,100	Western Coal Corp.(b)	104,416
22,900	Western Financial Group, Inc.	68,984
6,300	Westjet Airlines Ltd.(b)	83,727
9,385	Westport Innovations, Inc.(b)	179,237
34,300	Wi-Lan, Inc.	101,299
10,848	Winpak Ltd.	102,307
4,300	Xtreme Coil Drilling Corp.(b)	16,086
97,900	Yamana Gold, Inc.	1,068,824
62,000	Zarlink Semiconductor, Inc.(b)	97,657
1,100	ZCL Composites, Inc.	4,656

		95,626,649

CAYMAN ISLANDS — 0.0%
5,200	Fresh Del Monte Produce, Inc.(b)	108,524
2,400	Greenlight Capital Re Ltd. - Class A(b)	61,488
16,000	Siem Offshore, Inc.(b)	31,195
900	United America Indemnity Ltd.(b)	8,550

		209,757

CHILE — 0.1%
171,298	AES Gener SA	75,590
12,188	Banco de Credito e Inversiones	503,772
164,971	Banmedica SA	206,631
11,464	CAP SA	368,916
49,991	Cementos BIO BIO SA	132,455
23,013	Cia Cervecerias Unidas SA	197,337
41,009	Cia General de Electricidad	253,277
86,364	Cia Sudamericana de Vapores SA(b)	71,228
50,487,302	CorpBanca SA	459,197
17,867	Cristalerias de Chile SA	216,904
18,148	Embotelladora Andina SA - Class B, Preference Shares	66,269
12,193	Empresa Nacional de Telecomu- nicaciones SA	172,669
1,192,791	Empresas Iansa SA(b)	75,850
36,151	Empresas La Polar SA	210,030
37,174	Farmacias Ahumada SA	118,195
12,790	Gasco SA	73,938
200,535	Industrias Forestales SA	47,917
192,747	Inversiones Aguas Metropolitanas SA	250,707
1,454,475	Madeco SA	83,521
502,005	Masisa SA	71,139

Shares		Value

CHILE (continued)
115,607	Ripley Corp. SA	$102,697
31,991	Salfacorp SA	70,892
132,510	Socovesa SA	61,024
186,725	Vina Concha y Toro SA	408,388
7,792,205	Vina San Pedro SA	60,061

		4,358,604

CHINA — 0.2%
150,000	AAC Acoustic Technologies Holdings, Inc.	246,712
180,000	Agile Property Holdings Ltd.	208,545
4,000	Ajisen China Holdings Ltd.	4,285
44,000	Anhui Conch Cement Co. Ltd. - H Shares	140,495
48,000	Anhui Expressway Co. Ltd. - H Shares	30,890
192,000	AviChina Industry & Technology Co. - H Shares(b)	81,912
30,000	Baoye Group Co. Ltd. - H Shares	21,549
92,000	Beijing Capital Land Ltd. - H Shares	27,818
192,000	Beijing North Star Co. Ltd.	53,942
263,000	China Aoyuan Property Group Ltd.(b)	42,987
164,000	China Communications Services Corp. Ltd. - H Shares(b)	82,341
242,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	135,806
85,000	China Molybdenum Co. Ltd. - H Shares	66,445
24,000	China National Building Material Co. Ltd. - H Shares	39,335
45,000	China National Materials Co. Ltd. - H Shares	29,244
54,000	China Oilfield Services Ltd. - H Shares	75,303
202,000	China Rare Earth Holdings Ltd.(b)	49,353
939,600	China Resources Microelec- tronics Ltd.(b)	47,135
54,000	China Shineway Pharmaceutical Group Ltd.	164,849
561,000	China Shipping Container Lines Co. Ltd. - H Shares(b)	232,833
58,000	China Shipping Development Co. Ltd. - H Shares	86,291
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	96,238
50,000	China Sunshine Paper Holdings Co. Ltd.	18,840
278,000	China Taisan Technology Group Holdings Ltd.	44,707
152,000	China Wireless Technologies Ltd.	76,560
41,000	China XLX Fertiliser Ltd.	17,526
156,000	China Yurun Food Group Ltd.	473,052

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

CHINA (continued)
100,000	Chinasoft International Ltd.(b)	$21,369
106,000	Chongqing Iron & Steel Co. Ltd. - H Shares	30,728
335,000	Country Garden Holdings Co.	103,463
182,000	Dalian Port PDA Co. Ltd. - H Shares	83,775
38,000	Delong Holdings Ltd.(b)	13,440
12,800	Dongfang Electric Corp. Ltd. - H Shares	82,996
339,000	Fosun International	263,314
275,000	Foxconn International Holdings Ltd.(b)	246,831
148,000	Golden Eagle Retail Group Ltd.	285,092
37,500	Great Wall Motor Co. Ltd. - H Shares	68,327
81,500	Greentown China Holdings Ltd.	87,055
188,000	Guangshen Railway Co. Ltd. - H Shares	73,087
118,000	Harbin Power Equipment Co. Ltd. - H Shares	92,329
89,000	Hidili Industry International Development Ltd.(b)	97,004
124,000	Huadian Power International Co. - H Shares	29,665
140,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	58,448
141,000	Intime Department Store Group Co. Ltd.	134,861
58,000	Jiangsu Expressway Co. Ltd. - H Shares	54,459
88,000	Jiangxi Copper Co. Ltd. - H Shares	184,578
190,000	Kingdee International Software Group Co. Ltd.	73,053
372,000	Lenovo Group Ltd.	274,244
88,000	Li Ning Co. Ltd.	337,742
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	102,960
214,000	Maanshan Iron & Steel - H Shares	112,259
236,000	Pacific Textile Holdings Ltd.	139,176
138,000	Pan Asia Environmental Protection Group Ltd.(b)	33,659
34,500	Parkson Retail Group Ltd.	56,348
94,000	PICC Property & Casualty Co. Ltd - H Shares(b)	89,124
160,000	Qingling Motors Co. Ltd. - H Shares	39,280
2,806,000	Semiconductor Manufacturing International Corp.(b)	301,470
78,000	Shanghai Forte Land Co. - H Shares	21,265
172,000	Shenzhen Expressway Co. Ltd. - H Shares	86,705
89,000	Shenzhou International Group Holdings Ltd.	117,099
435,600	Shui On Land Ltd.	197,498

Shares		Value

CHINA (continued)
100,000	Sichuan Expressway Co. Ltd. - H Shares	$57,218
125,000	Sichuan Xinhua Winshare Chainstore Co. Ltd. - H Shares	75,976
400,000	Sino Dragon New Energy Holdings Ltd.(b)	16,457
286,660	Sino-Ocean Land Holdings Ltd.	219,770
252,000	Sinopec Shanghai Petrochemical Co. Ltd.(b)	96,748
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	33,897
34,000	Sinotel Technologies Ltd.(b)	11,078
356,000	Sinotrans Ltd. - H Shares	84,705
61,000	Sinotruk Hong Kong Ltd.	59,062
254,500	Soho China Ltd.	144,631
69,000	Sound Global Ltd.	44,727
62,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	20,856
102,000	Tingyi Cayman Islands Holding Corp.	253,393
147,000	Travelsky Technology Ltd. - H Shares(b)	120,527
18,000	Tsingtao Brewery Co. Ltd. - H Shares	88,916
15,000	Weichai Power Co. Ltd. - H Shares	122,660
110,000	Weiqiao Textile Co. Ltd. - H Shares	81,119
126,000	Xinao Gas Holdings Ltd.	380,258
114,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares	65,446
330,000	Yangzijiang Shipbuilding Holdings Ltd.	320,565
31,000	Zhaojin Mining Industry Co. Ltd. - H Shares	59,610
118,000	Zhejiang Expressway Co. Ltd. - H Shares	110,071
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	12,611
24,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	50,671

		9,118,668

CYPRUS — 0.0%
38,549	Bank of Cyprus Public Co. Ltd.	222,408
25,000	Deep Sea Supply Plc(b)	50,984
34,840	Marfin Popular Bank Public Co. Ltd.	83,956
90,000	Prosafe Production Public Ltd.(b)	225,904
29,500	ProSafe SE	164,504
18,810	Songa Offshore SE(b)	86,266

		834,022

DENMARK — 0.3%
1,482	ALK-Abello A/S	113,345

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

DENMARK (continued)
4,607	Alm Brand A/S(b)	$66,452
14,778	Amagerbanken A/S(b)	97,199
5,250	Auriga Industries - Class B	92,866
12,129	Bang & Olufsen A/S(b)	139,019
3,037	Bavarian Nordic A/S(b)	141,949
9,000	Capinordic A/S(b)	2,343
185	Coloplast A/S - Class A	20,501
9,368	D/S Norden	429,865
11,259	D/S Torm A/S(b)	121,677
23,636	Danisco A/S	1,706,834
950	DFDS A/S(b)	71,151
250	DiBa Bank A/S(b)	3,127
5,928	DLH A/S - Class B(b)	26,101
28,630	DSV A/S	511,748
3,657	East Asiatic Co. Ltd. A/S	100,519
2,200	Fionia Bank A/S(b)(c)(d)	0
10,914	FLSmidth & Co. AS	822,354
5,773	Genmab A/S(b)	63,215
81,337	GN Store Nord A/S(b)	656,072
26,748	Greentech Energy Systems(b)	83,968
8,084	H Lundbeck A/S	134,652
810	H+H International A/S - Class B(b)	10,347
1,541	Harboes Bryggeri A/S - Class B	31,110
1,200	IC Companys A/S(b)	56,249
27,776	Jyske Bank A/S(b)	1,121,869
4,290	NeuroSearch A/S(b)	93,108
9,765	NKT Holding A/S	569,503
1,300	Nordjyske Bank A/S(b)	26,373
250	Norresundby Bank A/S(b)	7,844
800	Parken Sport & Entertainment A/S(b)	12,013
661	PER Aarsleff A/S - Class B	61,517
980	Ringkjoebing Landbobank A/S(b)	109,692
2,753	Rockwool International AS - Class B	261,764
2,250	Royal UNIBREW A/S(b)	84,117
350	Sanistal A/S - Class B(b)	4,867
319	Satair A/S	15,336
7,076	Schouw & Co.	169,576
930	SimCorp A/S	178,401
8,021	Sjaelso Gruppen(b)	15,698
1,474	Solar Holdings A/S - Class B	100,219
10,199	Spar Nord Bank A/S(b)	117,048
325	Sparbank(b)	6,275
100	Sparekassen Faaborg A/S(b)	15,388
26,798	Sydbank A/S(b)	785,407
2,012	Thrane & Thrane A/S	67,317
17,895	TK Development(b)	87,300
2,076	Topdanmark A/S(b)	256,331
57,742	TopoTarget A/S(b)	49,965
3,445	Vestjysk Bank A/S(b)	57,669

		9,777,260

Shares		Value

EGYPT — 0.9%
700,000	Orascom Construction Industries GDR	$33,670,000

FINLAND — 2.7%
12,551	Ahlstrom Oyj	196,340
11,568	Alma Media Corp.	112,437
39,441	Amer Sports Oyj - Class A	464,563
5,127	Atria Plc	82,717
1,400	Bank of Aland Plc - Class B	45,377
13,964	Cargotec Corp. - Class B	447,699
16,468	Comptel Oyj	18,503
10,367	Cramo Oyj(b)	207,115
6,818	Digia Plc	51,258
10,700	Elektrobit Corp.(b)	16,805
33,625	Elisa Oyj(b)	643,605
25,373	Finnair Oyj(b)	144,300
6,300	Finnlines Oyj(b)	65,911
9,569	Fiskars Oyj Abp	149,786
11,650	F-Secure Oyj	36,001
3,265	Glaston Oyj Abp(b)	6,963
8,107	HKScan Oyj	96,043
30,353	Huhtamaki Oyj	353,067
785	Ilkka-Yhtyma Oyj	7,157
27,097	Kemira Oyj	332,469
26,945	Kesko Oyj - Class B	1,044,545
12,000	Konecranes Oyj	385,257
5,400	Lassila & Tikanoja Oyj	108,520
1,850	Lemminkainen Oyj(b)	68,150
2,163,127	Metso Oyj	83,443,309
100,404	M-real Oyj - Class B(b)	348,871
47,406	Neste Oil Oyj	767,424
25,231	Nokian Renkaat Oyj	593,086
863	Okmetic Oyj	4,212
1,850	Olvi Oyj - Class A	66,309
29,419	Oriola-KD Oyj - Class B	142,880
9,402	Orion Oyj - Class A	177,048
16,563	Orion Oyj - Class B	313,775
48,189	Outokumpu Oyj	1,013,453
4,348	Outotec Oyj	162,494
3,765	PKC Group Oyj	55,463
71,582	Pohjola Bank Plc	781,815
1,080	Ponsse Oyj	12,965
7,300	Poyry Oyj	102,042
39,480	Raisio Plc - V Shares	144,387
34,032	Ramirent Oyj	389,974
6,800	Rapala VMC Oyj	49,674
34,374	Rautaruukki Oyj	720,789
21,711	Ruukki Group Oyj(b)	52,287
19,422	Sanoma Oyj	375,905
740	Scanfil Oyj	2,758
2,130	SRV Group Plc	19,451
3,260	Stockman Oyj Abp - Class A	128,448
13,158	Stockman Oyj Abp - Class B	490,894
274,644	Stora Enso Oyj - Class R	2,292,981
15,963	Tecnotree Oyj	19,069
675	Teleste Oyj	4,462

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

FINLAND (continued)
14,073	Tieto Oyj	$291,305
5,260	Tikkurila Oy(b)	111,004
215,379	UPM-Kymmene Oyj	3,090,877
17,900	Uponor Oyj	327,446
1,200	Vacon Plc	52,267
1,187	Vaisala Oyj - Class A	35,046
19,968	Wartsila Oyj	1,016,745
45,716	YIT Oyj	965,590

		103,651,093

FRANCE — 2.9%
4,110	Aeroports de Paris	338,244
778	Affine SA REIT	19,104
70,059	Air France-KLM(b)	1,102,232
916,272	Alcatel-Lucent(b)	2,920,715
902	Ales Groupe	15,246
3,474	Alten Ltd.(b)	101,368
27,561	Altran Technologies SA(b)	132,362
480	Anf SA REIT	22,056
3,839	April Group	119,400
26,764	Arkema SA	1,116,514
6,609	Assystem(b)	101,961
6,893	Atari SA(b)	38,414
22,655	Atos Origin SA(b)	1,147,981
1,591	Audika	55,653
1,370	Avanquest Software(b)	6,569
3,278	Avenir Telecom	3,993
7,010	Beneteau SA(b)	121,343
2,244	BioMerieux	243,210
878	Boiron SA	35,627
1,118	Bonduelle SCA	120,652
2,270	Bongrain SA	177,953
11,907	Bourbon SA	515,792
267	Boursorama(b)	3,184
10,949	Bull SA(b)	51,253
6,030	Bureau Veritas SA	339,536
17,208	Canal Plus	133,728
33,896	Cap Gemini(b)	1,707,312
5,652	Carbone Lorraine	206,236
733	Cegedim SA(b)	59,401
3,162	Cegid Group	86,081
2,640	Ciments Francais SA	266,667
8,764	Club Mediterranee SA(b)	146,808
74,237	Compagnie Generale de Geophysique-Veritas(b)	2,235,001
1,082	Damartex SA	29,396
10,333	Dassault Systemes SA	671,386
1,095	Delachaux SA	69,839
40,814	Derichebourg SA(b)	180,913
3,318	EDF Energies Nouvelles SA	149,751
1,666	Eiffage SA	86,004
845	Electricite de Strasbourg	138,983
332	Entrepose Contracting	31,431
517	Eramet	186,572
543	Esso Ste Anonyme Francaise	72,493
19,688	Etablissements Maurel Et Prom	304,419

Shares		Value

FRANCE (continued)
2,110	Etam Developpement SA(b)	$87,021
12,585	Euler Hermes SA	1,040,954
5,339	Euro Disney SCA Non-Registered Shares(b)	33,453
13,937	Eutelsat Communications	496,143
1,226	Exel Industries SA - Class A	46,515
6,899	Faurecia(b)	138,217
2,688	Fimalac	132,918
839	Fleury Michon SA	41,200
2,642	Fonciere Des Regions REIT(b)	273,390
202	Gaumont SA	15,353
373	Gecina SA REIT	38,349
12,894	Gemalto NV(b)	574,773
9,260	GFI Informatique	35,581
3,045	GL Events	85,224
899	Groupe Crit	29,112
152,782	Groupe Eurotunnel SA	1,395,147
12,889	Groupe Steria SCA	404,869
251	Guerbet	29,083
1,463	Guyenne et Gascogne SA	150,497
6,586	Haulotte Group SA	77,542
91,171	Havas SA	488,305
3,724	Hi-Media SA(b)	26,416
3,308	ICAde REIT	321,546
2,593	Iliad SA	259,262
8,512	Imerys SA	518,897
2,264	IMS International Metal Service(b)	38,573
8,908	Ingenico	222,424
4,543	Ipsen SA	217,020
5,433	IPSOS	207,922
16,879	JC Decaux SA(b)	485,300
837	Kaufman & Broad SA(b)	21,095
12,671	Klepierre REIT	436,648
1,361	Korian	33,360
49,549	Lagardere SCA	1,998,459
863	Laurent-Perrier	80,376
14,623	Legrand SA	476,136
736	LISI	45,550
10,685	M6-Metropole Television	276,264
629	Maisons France Confort	27,713
3,415	Manitou BF SA(b)	60,559
873	Manutan (Societe)	54,603
1,668	Meetic(b)	46,071
1,975	MR Bricolage	38,326
4,863	Neopost SA	386,737
12,933	Nexans SA	1,019,518
10,630	Nexity	388,321
463	Norbert Dentressangle	36,217
8,757	NRJ Group(b)	86,623
6,698	Orpea	280,130
22,865	PagesJaunes Groupe	273,938
66,220	Peugeot SA(b)	1,955,772
1,310	Pierre & Vacances	105,718
3,304	Plastic-Omnium SA	144,611
20,215	Publicis Groupe	891,933

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

FRANCE (continued)
8,945	Rallye SA	$329,075
6,947	Recylex SA(b)	75,581
5,948	Remy Cointreau SA	321,655
88,196	Rexel SA(b)	1,495,896
14,441	Rhodia SA	333,539
1,356	Rodriguez Group(b)	9,497
1,707	Rubis	140,522
95	Sa Des Ciments Vicat	7,468
78,924	Safran SA	2,005,291
4,464	Saft Groupe SA	162,156
175	Sartorius Stedim Biotech	8,552
73,550	SCOR SE	1,734,957
6,382	SEB SA	485,389
3,422	Sechilienne-Sidec	110,278
2,724	SeLoger.com(b)	110,024
5,119	Sequana(b)	83,201
6,704	Societe BIC SA	521,194
3,095	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	364,632
23,410	Societe Television Francaise 1	434,081
16,292	SOITEC(b)	224,085
815	Somfy SA	160,839
811	Sopra Group SA	61,484
1,822	Sperian Protection	170,616
573	Spir Communication(b)	15,470
1,360	Stallergenes	107,957
857	Ste Industrielle d’Aviation Latecoere SA(b)(c)(d)	6,515
1,316	STEF-TFE	75,282
62	Sucriere de Pithiviers-Le-Vieil	57,615
1,305	Synergie SA	36,816
83,571	Technicolor(b)	87,519
25,408	Technip SA	2,031,649
14,793	Teleperformance	517,120
5,112	Theolia SA(b)	19,695
2,660	Trigano SA(b)	63,344
10,614	UBISOFT Entertainment(b)	135,418
886	Union Financiere de France BQE SA	30,963
31,023	Valeo SA(b)	1,037,655
313,330	Vallourec	62,410,151
7,341	Viel et Compagnie	27,527
1,153	Vilmorin & Cie	110,911
1,248	Virbac SA	137,787
494	VM Materiaux SA	30,413
9,467	Zodiac SA	493,624

		109,471,910

GERMANY — 1.0%
14,490	Aareal Bank AG(b)	316,160
2,064	Adlink Internet Media AG(b)	9,657
18,610	ADVA AG Optical Networking(b)	103,806
2,193	Advanced Inflight Allianz AG	8,966
652	Agennix AG(b)	4,253

Shares		Value

GERMANY (continued)
20,849	Air Berlin Plc(b)	$111,490
11,559	Aixtron AG	365,172
5,964	Alstria Office AG REIT	66,903
7,550	Arques Industries AG(b)	15,411
1,072	Asian Bamboo AG	50,072
3,892	Augusta Technologie AG	57,775
13,060	Aurubis AG	661,335
1,209	Axel Springer AG	137,147
6,102	Baader Bank AG	28,319
9,350	Balda AG(b)	38,563
3,675	Bauer AG	152,556
163	BayWa AG	6,491
5,853	Bechtle AG	174,548
1,174	Bertrandt AG	43,064
13,375	Bilfinger Berger AG	887,028
1,034	Biotest AG	51,223
780	Boewe Systec AG(b)	8,258
11,385	Carl Zeiss Meditec AG	181,194
25,814	Celesio AG	845,145
2,610	Cenit AG(b)	19,688
2,757	Centrosolar Group AG(b)	15,011
2,684	CENTROTEC Sustainable AG(b)	46,580
1,952	Centrotherm Photovoltaics AG(b)	80,604
1,017	Cewe Color Holding AG	38,198
8,271	Comdirect Bank AG	89,867
583	Compugroup Holding AG(b)	6,499
32,384	Conergy AG(b)	34,042
6,000	Constantin Medien AG(b)	14,378
1,569	CTS Eventim AG	82,770
4,009	Curanum AG	12,097
6,258	DAB Bank AG	38,698
198	Delticom AG	10,285
7,237	Demag Cranes AG(b)	250,257
332	Deutsche Beteiligungs AG	7,639
109,315	Deutsche Lufthansa AG(b)	1,817,846
51,717	Deutsche Postbank AG(b)	1,777,478
14,972	Deutsche Wohnen AG(b)	135,409
30,691	Deutz AG(b)	176,717
8,180	Douglas Holdings AG	369,758
6,398	Drillisch AG(b)	45,290
3,553	Duerr AG(b)	84,560
4,400	DVB Bank SE	146,753
283	Eckert & Ziegler AG	7,605
2,087	Elexis AG	28,732
6,649	Elmos Semiconductor AG(b)	58,500
2,972	ElringKlinger AG	83,677
920	Envitec Biogas AG	14,458
1,291	Euromicron AG	31,322
48,689	Evotec AG(b)	128,970
632	Evotec AG ADR	3,248
3,542	Fielmann AG	266,906
15,394	Fraport AG Frankfurt Airport Services Worldwide	798,179
38,665	Freenet AG(b)	450,770
1,320	Fuchs Petrolub AG	125,983

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

GERMANY (continued)
38,143	GEA Group AG	$846,458
6,330	Generali Deutschland Holding AG	719,227
10,647	Gerresheimer AG(b)	372,386
2,237	Gerry Weber International AG	76,059
962	Gesco AG	50,708
5,544	GFK AG	205,956
5,545	GFT Technologies AG	22,261
19,291	Gildemeister AG	260,789
1,715	Grammer AG(b)	21,297
2,541	Grenkeleasing AG	110,194
555	H&R WASAG AG	12,634
3,184	Hamburger Hafen und Logistik AG	115,860
26,098	Hannover Rueckversicherung AG	1,224,900
1,410	Hawesko Holding AG	48,374
32,016	Heidelberger Druckmaschinen AG(b)	269,818
12,500	Hochtief AG	1,031,801
904	Homag Group AG	16,041
5,756	Indus Holding AG	118,862
555,298	Infineon Technologies AG(b)	3,931,629
834	Interseroh SE	51,402
585	Isra Vision AG	10,629
47,496	IVG Immobilien AG(b)	379,942
17,768	Jenoptik AG(b)	103,142
3,193	Kizoo AG(b)	36,041
32,230	Kloeckner & Co. SE(b)	851,944
15,749	Kontron AG	149,970
5,779	Krones AG	330,881
210	KSB AG	130,566
7,388	KUKA AG(b)	111,691
1,410	KWS Saat AG	230,029
35,935	Lanxess AG(b)	1,703,465
15,203	Leoni AG	352,014
1,656	Loewe AG	20,210
860	LPKF Laser & Electronics AG(b)	8,573
720	Manz Automation AG(b)	50,334
4,500	Medigene AG(b)	15,983
13,952	Medion AG	185,699
13,558	MLP AG	135,887
4,073	Morphosys AG(b)	83,301
11,359	MTU Aero Engines Holding AG	622,770
120	Muehlbauer Holding AG & Co. KGaA	3,424
6,932	MVV Energie AG	286,942
1,551	Nemetschek AG(b)	45,577
9,664	Nordex AG(b)	100,180
1,502	Patrizia Immobilien AG(b)	6,175
1,199	Pfeiffer Vacuum Technology AG	89,285
16,324	Pfleiderer AG(b)	100,605
19,973	PNE Wind AG(b)	63,245
32,110	Praktiker Bau- und Heimwerk- ermaerkte AG	326,531

Shares		Value

GERMANY (continued)
1,040	Puma AG	$347,792
4,350	PVA TePla AG(b)	28,563
8,485	Q-Cells SE(b)	78,072
31,964	QSC AG(b)	63,997
370	R Stahl AG	10,053
932	Rational AG	148,734
1,266	REpower Systems AG(b)	206,338
14,967	Rheinmetall AG	1,039,852
41,612	Rhoen Klinikum AG	1,071,596
4,791	Roth & Rau AG(b)	156,845
18,471	Salzgitter AG	1,500,990
475	Sartorius AG	13,346
1,302	Schlott Gruppe AG(b)	6,868
22,076	SGL Carbon AG(b)	719,506
21,208	Singulus Technologies(b)	175,369
3,685	Sixt AG	108,105
79,044	Sky Deutschland AG(b)	169,761
1,146	SMA Solar Technology AG	138,947
5,314	Software AG(b)	610,932
3,365	Solar Millennium AG(b)	92,461
13,447	Solarworld AG	194,390
1,149	Solon SE(b)	7,930
24,382	Stada Arzneimittel AG	957,785
904	STINAG Stuttgart Invest AG	21,955
2,302	Stratec Biomedical Systems AG	85,423
24,021	Suedzucker AG	488,343
6,099	Suess Microtec(b)	36,945
15,180	Symrise AG	386,139
1,738	Systaic AG(b)	3,006
1,119	TAG Immobilien AG(b)	6,418
4,152	Takkt AG	45,558
687	Tipp24 Se	26,572
21,467	Tognum AG	444,163
70,772	TUI AG(b)	783,158
16,295	United Internet AG(b)	244,324
3,577	Verbio AG(b)	15,517
5,101	Versatel AG(b)	49,513
1,861	Vossloh AG	194,456
2,333	VTG AG	38,100
3,487	Wacker Chemie AG(b)	509,354
12,899	Wacker Neuson SE	169,052
6,438	Wincor Nixdorf AG	437,853
12,563	Wirecard AG	139,577
1,163	Zhongde Waste Technology AG	23,957

		39,662,616

GREECE — 0.2%
1,181	Aegean Airlines SA	4,685
72,279	Agriculture Bank of Greece(b)	130,371
364,035	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	149,159
133,042	Alpha Bank AE(b)	1,077,556
59,949	Anek Lines SA(b)	31,046
33,774	Aspis Bank SA(b)	22,540

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

GREECE (continued)
1,098	Astir Palace Hotel SA(b)	$3,534
11,879	Athens Medical Center SA	16,815
5,750	Athens Water Supply & Sewage Co. SA (The)	47,626
22,179	Attica Bank(b)	35,121
5,239	Bank of Greece	281,144
29,378	Coca-Cola Hellenic Bottling Co. SA	796,596
31,722	Diagnostic & Therapeutic Center of Athens Hygeia SA	48,167
114,242	EFG Eurobank Ergasias SA(b)	918,357
40,693	Ellaktor SA	191,699
3,862	Elval Aluminium Process Co.(b)	6,177
5,308	Emporiki Bank SA(b)	26,152
3,298	Euromedica SA(b)	15,891
942	Folli-Follie SA	21,672
39,058	Forthnet SA(b)	42,531
9,621	Fourlis Holdings SA	95,751
11,373	Frigoglass SA(b)	153,499
19,954	GEK Terna Holding Real Estate Construction SA	117,123
38,182	Geniki Bank(b)	32,418
9,780	Halcor SA(b)	11,167
2,570	Hellenic Duty Free Shops SA	17,092
9,731	Hellenic Exchanges SA Holding Clearing Settlement and Registry(b)	79,998
32,414	Hellenic Petroleum SA	349,188
27,345	Hellenic Telecommunications Organization SA	301,610
11,102	Heracles General Cement Co.(b)	79,699
5,583	Iaso SA	19,650
48,615	Intracom Holdings SA(b)	50,133
29,569	Intracom SA Technical & Steel Constructions(b)	14,831
5,849	Intralot SA-Integrated Lottery Systems & Services(b)	25,261
10,565	J&P-Avax SA	25,901
1,107	JUMBO SA	8,136
10,171	Lambrakis Press SA(b)	14,985
373,808	Marfin Investment Group SA(b)	716,553
5,160	Metka SA	67,042
45,695	Michaniki SA	45,969
12,165	Motor Oil (Hellas) Corinth Refineries SA	148,430
57,878	Mytilineos Holdings SA(b)	357,178
7,509	Nireus Aquaculture SA(b)	5,783
24,232	OPAP SA	492,180
113,842	Piraeus Bank SA(b)	857,347
1,217	Piraeus Port Authority	20,086
28,257	Proton Bank SA(b)	43,525
19,038	Public Power Corp. SA(b)	311,658
2,906	S&B Industrial Minerals SA	18,232
5,750	Sarantis SA	34,606
16,774	Sidenor Steel Products Manufacturing Co. SA(b)	66,465

Shares		Value

GREECE (continued)
28,837	Technical Olympic SA(b)	$16,124
3,630	Teletypos SA Mega Channel	20,027
6,016	Terna Energy SA(b)	33,365
1,382	Thessaloniki Port Authority SA	23,162
15,920	Titan Cement Co. SA	423,627
45,367	TT Hellenic Postbank SA(b)	199,554
43,104	Viohalco	194,667

		9,358,861

HONG KONG — 1.0%
96,000	Alco Holdings Ltd.	34,065
30,000	Allied Group Ltd.	105,622
1,098,000	Allied Properties HK Ltd.(b)	244,853
92,000	AMVIG Holdings Ltd.(b)	67,441
580,000	Apac Resources Ltd.(b)	49,424
9,000	APT Satellite Holdings Ltd.(b)	4,058
245,000	Artel Solutions Group Holdings Ltd.(b)	20,571
142,000	Asia Financial Holdings Ltd.	51,671
57,000	Asia Satellite Telecommuni- cations Holdings Ltd.	86,479
377,877	Asia Standard International Group Ltd.	66,124
31,000	ASM Pacific Technology Ltd.	292,288
36,000	Associated International Hotels Ltd.(b)	72,551
200,000	Beijing Capital International Airport Co. Ltd. - H Shares(b)	120,314
62,000	Beijing Enterprises Holdings Ltd.	399,444
210,000	Beijing Enterprises Water Group Ltd.(b)	82,890
354,000	Beijing Properties Holdings Ltd.(b)	35,663
504,000	Bel Global Resources Holdings Ltd.(b)	14,440
148,000	Belle International Holdings Ltd.	202,938
5,000	Bonjour Holdings Ltd.	10,342
344,000	Bosideng International Holdings Ltd.	95,131
218,000	Bossini International Holdings Ltd.	14,476
30,000	Brightoil Petroleum Holdings Ltd.(b)	59,689
340,000	Brilliance China Automotive Holdings Ltd.(b)	120,470
566,000	Burwill Holdings Ltd.(b)	50,232
890,000	C C Land Holdings Ltd.(b)	328,991
64,000	Cafe de Coral Holdings Ltd.	154,410
5,100,000	Capital Estate Ltd.(b)	29,203
129,000	Centron Telecom International Holdings Ltd.(b)	44,604
588,000	Century City International	45,535
90,000	Century Sunshine Group Holdings Ltd.	3,583

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
975,373	Champion Technology Holdings Ltd.	$32,322
378,560	Chaoda Modern Agriculture Holdings Ltd.	432,811
925,000	Chaoyue Group Ltd.(b)	83,502
70,000	Chen Hsong Holdings Ltd.	28,959
17,000	Cheuk Nang Holdings Ltd.	5,616
106,000	Chevalier International Holdings Ltd.	94,842
10,000	Chevalier Pacific Holdings Ltd.	1,183
150,000	Chia Tai Enterprises International Ltd.(b)	4,960
225,000	China Aerospace International Holdings Ltd.	30,750
236,000	China Agri-Industries Holdings Ltd.	309,194
122,000	China BlueChemical Ltd. - H Shares	75,431
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	23,637
116,000	China Energy Development Holdings Ltd.(b)	9,588
245,000	China Everbright International Ltd.	120,941
88,000	China Everbright Ltd.	217,006
68,000	China Flavors & Fragrances Co. Ltd.(b)	19,771
174,000	China Foods Ltd.	128,268
228,000	China Gas Holdings Ltd.	129,329
830,000	China Grand Forestry Green Resources Group Ltd.(b)	32,495
63,000	China Green Holdings Ltd.	73,433
25,000	China High Speed Transmission Equipment Group Co. Ltd.	59,248
1,002,000	China Infrastructure Investment Ltd.(b)	28,073
62,000	China Mengniu Dairy Co. Ltd.(b)	185,990
128,312	China Merchants Holdings International Co. Ltd.	445,732
186,000	China Metal International Holdings, Inc.	43,312
1,070,000	China Mining Resources Group Ltd.(b)	34,691
400,800	China Ocean Shipbuilding Industry Group Ltd(b)	30,140
600,000	China Oil and Gas Group Ltd.(b)	87,060
190,000	China Pharmaceutical Group Ltd.	138,656
346,000	China Power International Development Ltd.(b)	78,831
308,000	China Public Procurement Ltd.(b)	40,233
4,844,000	China Renji Medical Group Ltd.(b)	38,811
186,000	China Resources Enterprise	656,214

Shares		Value

HONG KONG (continued)
34,800	China Resources Gas Group Ltd.	$51,641
70,000	China Resources Land Ltd.	128,088
74,000	China Resources Power Holdings Co. Ltd.	150,019
1,128,000	China Sci-Tech Holdings Ltd.(b)	41,018
210,000	China Seven Star Shopping Ltd.(b)	5,170
720,000	China Solar Energy Holdings Ltd.(b)	18,743
16,000	China Sonangol Resources Enterprise Ltd.(b)	7,723
163,200	China State Construction International Holdings Ltd.	56,269
134,000	China Taiping Insurance Holdings Co Ltd(b)	443,496
3,700,000	China Timber Resources Group Ltd.(b)	61,386
192,000	China Ting Group Holdings Ltd.	35,078
312,000	China Travel International Investment Hong Kong Ltd.	77,027
1,000,000	China Windpower Group Ltd.(b)	108,997
800,000	China Yunnan Tin Minerals Group Co. Ltd.(b)	19,799
51,000	Chong Hing Bank Ltd.	99,151
86,000	Chow Sang Sang Holdings International Ltd.	147,130
172,000	Chu Kong Shipping Development	39,120
133,000	Chuang’s China Investments Ltd.(b)	9,390
188,000	Chuang’s Consortium International Ltd.	20,286
147,000	Citic 1616 Holdings Ltd.	47,544
350,000	Citic 21CN Co. Ltd.(b)	75,163
287,000	Citic Pacific Ltd.	625,678
581,000	Citic Resources Holdings Ltd.(b)	136,223
26,000	City Telecom HK Ltd.	19,219
790,000	CK Life Sciences International Holdings, Inc.(b)	51,499
103,000	Clear Media Ltd.(b)	68,319
25,000	CNNC International Ltd.(b)	23,152
998,000	Coastal Greenland Ltd.(b)	57,858
113,740	Comba Telecom Systems Holdings Ltd.	162,021
36,000	Continental Holdings	17,275
120,000	Cosco International Holdings Ltd.	68,448
238,000	COSCO Pacific Ltd.	320,908
94,000	Cosmos Machinery(b)	9,154
756,000	CP Pokphand Co.	64,609
44,000	Cross-Harbour Holdings Ltd.	39,369
1,590,000	CSI Properties Ltd.	39,416
40,000	Dah Chong Hong Holdings Ltd.	26,233

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
55,600	Dah Sing Banking Group Ltd.(b)	$75,090
52,400	Dah Sing Financial Holdings Ltd.(b)	297,621
386,000	Dan Form Holdings Co. Ltd.(b)	46,230
192,000	Daphne International Holdings Ltd.	198,337
132,000	Dawnrays Pharmaceutical Holdings Ltd.	39,500
28,000	Dba Telecommunication Asia Holdings Ltd.(b)	3,291
510,000	Denway Motors Ltd.(c)	299,531
131,550	Dickson Concepts International Ltd.	80,309
121,000	Digital China Holdings Ltd.	178,114
325,000	DVN Holdings Ltd.	27,264
520,000	Dynamic Energy Holdings Ltd.(b)(c)	24,446
110,000	Dynasty Fine Wines Group Ltd.	43,238
146,000	Eagle Nice International Holdings Ltd.	58,942
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)	0
85,000	Emperor Entertainment Hotel Ltd.	14,094
244,000	Emperor International Holdings Ltd.	52,342
280,000	Emperor Watch & Jewellery Ltd.	22,428
446,943	Enerchina Holdings Ltd.(b)	8,793
144,000	ENM Holdings Ltd.(b)	18,924
1,800,000	EPI Holdings Ltd.(b)	37,675
554,000	eSun Holdings Ltd.(b)	77,949
136,000	EVA Precision Industrial Holdings Ltd.	65,723
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	16,009
249,116	Far East Consortium International Ltd.	72,256
518,400	First Pacific Co.	348,253
54,000	Fong’s Industries Co. Ltd.	23,922
244,000	Fountain SET Holdings Ltd.(b)	40,639
304,000	Franshion Properties China Ltd.	86,329
822,000	Frasers Property China Ltd.(b)	21,686
39,000	FU JI Food and Catering Services Holdings Ltd.(b)(c)(d)	0
98,000	Fubon Bank Hong Kong Ltd.	42,239
18,000	Fujikon Industrial Holdings Ltd.	3,807
112,000	Fushan International Energy Group Ltd.	78,676
482,000	Galaxy Entertainment Group Ltd.(b)	224,529
490,000	Geely Automobile Holdings Ltd.	208,902
785,000	Genesis Energy Holdings Ltd.(b)	57,693
498,000	Genting Hong Kong Ltd.(b)	98,193

Shares		Value

HONG KONG (continued)
598,000	Get Nice Holdings Ltd.	$37,137
326,000	Giordano International Ltd.	150,775
408,000	Global Bio-Chem Technology Group Co. Ltd.	93,492
390,000	Global Green Tech Group Ltd.(b)	14,577
238,000	Global Sweeteners Holdings Ltd.(b)	50,034
116,000	Glorious Sun Enterprises Ltd.	48,741
141,000	Gold Peak Industries Holding Ltd.	23,521
1,940,000	Golden Resorts Group Ltd.	121,933
238,000	Golden Resources Development International Ltd.	16,686
110,000	Goldin Properties Holdings Ltd.(b)	44,910
259,600	GOME Electrical Appliances Holdings Ltd.(b)	83,667
44,000	Grande Holdings Ltd. (The)(b)	3,880
216,738	Great Eagle Holdings Ltd.	606,515
288,000	G-Resources Group Ltd.(b)	17,679
534,000	Guangdong Investment Ltd.	276,934
156,000	Guangnan Holdings	32,830
256,191	GZI Transportation Ltd.	142,878
68,000	Hang Ten Group Holdings Ltd.	5,814
160,000	Hannstar Board International Holdings Ltd.	37,441
96,000	Hans Energy Co. Ltd.(b)	4,786
94,000	Harbour Centre Development Ltd.	83,059
219,000	Henderson Investment Ltd.	19,572
514,500	Heng Tai Consumables Group Ltd.(b)	50,346
36,000	Hengan International Group Co. Ltd.	276,369
222,000	Hengdeli Holdings Ltd.	92,570
492,000	Hi Sun Technology (China) Ltd.(b)	337,426
480,036	HKC Holdings Ltd.(b)	34,579
314,000	HKR International Ltd.	120,671
100,000	Hon Kwok Land Investment Co. Ltd.	36,236
7,600	Hong Kong Aircraft Engineering Co. Ltd.	96,359
5,673	Hong Kong Energy Holdings Ltd.(b)	553
101,000	Hong Kong Ferry (Holdings) Co. Ltd.	95,656
298,000	Hongkong & Shanghai Hotels (The)	470,458
507,700	Hongkong Chinese Ltd.(b)	48,196
181,000	Hopewell Holdings Ltd.	527,521
116,000	Hopson Development Holdings Ltd.	150,931
12,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	4,852
160,000	Huafeng Group Holdings Ltd.	13,891
143,631	Hung Hing Printing Group Ltd.	44,880

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
566,000	Huscoke Resources Holdings Ltd.(b)	$41,221
1,450,000	Hutchison Harbour Ring Ltd.	142,723
281,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	57,998
556,000	Hutchison Telecommunications International Ltd.(b)	154,819
206,000	Hybrid Kinetic Group Ltd.(b)(c)	9,419
135,000	I-CABLE Communications Ltd.(b)	21,948
866,000	IDT International Ltd.(b)	31,977
108,244	Industrial and Commercial Bank of China Asia Ltd.	269,283
23,000	Integrated Distribution Services Group Ltd.	41,598
352,500	Interchina Holdings Co.(b)	37,488
85,000	IPE Group Ltd.(b)	8,640
398,000	IT Ltd.(b)	63,928
21,000	ITC Properties Group Ltd.(b)	4,948
242,000	Jinhui Holdings Ltd.(b)	90,649
272,000	Jiuzhou Development Co. Ltd.(b)	31,049
290,000	JLF Investment Co. Ltd.(b)	24,469
592,500	Johnson Electric Holdings Ltd.(b)	334,461
510,579	K Wah International Holdings Ltd.	183,713
1,020,000	Kai Yuan Holdings Ltd.(b)	41,586
450,000	Kantone Holdings Ltd.	10,417
42,000	Keck Seng Investments	24,408
360,000	King Stone Energy Group Ltd.(b)	13,401
154,500	Kingboard Chemical Holdings Ltd.(d)	828,301
313,000	Kingboard Laminates Holdings Ltd.	332,532
196,000	Kingmaker Footwear Holdings Ltd.	27,450
234,666	Kingway Brewery Holdings Ltd.(b)	49,969
1,180,000	Ko Yo Ecological Agrotech Group Ltd.(b)	30,144
288,000	Kowloon Development Co. Ltd.	351,921
140,000	KPI Co. Ltd.(b)	6,693
600,000	Kunlun Energy Co. Ltd.	795,222
148,500	KWG Property Holding Ltd.	85,700
3,997,000	Lai Sun Development Co. Ltd.(b)	75,503
278,000	Lai Sun Garment International Ltd.(b)	20,154
9,000	LAM Soon Hong Kong Ltd.	7,795
116,000	Le Saunda Holdings	28,932
34,000	Lee & Man Holding Ltd.	28,189
779,200	Lee & Man Paper Manufacturing Ltd.	680,589
262,000	Lerado Group Holdings Co.	39,834
182,977	LeRoi Holdings Ltd.(b)	5,617

Shares		Value

HONG KONG (continued)
61,500	Lifestyle International Holdings Ltd.	$119,671
135,000	Lijun International Pharmaceutical Holding Ltd.	45,305
105,000	Lippo Ltd.	33,938
110,000	Liu Chong Hing Investment Ltd.	121,693
122,000	Lonking Holdings Ltd.	90,396
361,000	Luen Thai Holdings Ltd.	45,751
110,000	Luk Fook Holdings International Ltd.	129,020
106,000	Luks Group Vietnam Holdings Co. Ltd.	50,408
82,000	Lung Kee (Bermuda) Holdings Ltd.	46,123
38,000	Man Yue International Holdings Ltd.	10,829
9,143,750	Media China Corp. Ltd.(b)	69,807
388,000	Melco International Development(b)	174,326
98,000	Midland Holdings Ltd.	89,920
440,000	Mingyuan Medicare Development Co. Ltd.(b)	54,281
108,000	Minmetals Resources Ltd.(b)	42,398
80,000	Minth Group Ltd.	112,579
67,000	Miramar Hotel & Investment Co. Ltd.	68,937
506,000	Mongolia Energy Co. Ltd.(b)	232,538
6,771,148	Nan Hai Corp. Ltd.(b)	61,253
145,000	Neo-China Land Group Holdings Ltd.(b)(c)(d)	43,327
208,500	Neo-Neon Holdings Ltd.	143,349
872,000	New Century Group Hong Kong Ltd.	16,885
1,008,000	New Times Energy Corp. Ltd.(b)	40,155
575,400	New World China Land Ltd.	186,804
1,510,000	Neway Group Holdings Ltd.	63,211
366,000	Newocean Energy Holdings Ltd.	60,831
768,000	Next Media Ltd.(b)	141,967
251,000	Nine Dragons Paper Holdings Ltd.	423,409
263,678	NWS Holdings Ltd.	460,812
75,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	10,543
54,500	Orient Overseas International Ltd.(b)	414,496
92,000	Oriental Watch Holdings	22,998
24,000	Overseas Chinese Town Asia Holdings Ltd.(b)	14,841
1,165,570	Pacific Andes International Holdings Ltd.	208,559
580,000	Pacific Basin Shipping Ltd.	439,307
450,000	Pacific Century Premium Developments Ltd.	181,427
175,240	Paliburg Holdings Ltd.	62,356

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
584,000	PCCW Ltd.	$176,545
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
146,000	Pearl Oriental Innovation Ltd.(b)	27,564
316,000	PetroAsian Energy Holdings Ltd.(b)	50,677
200,000	Pico Far East Holdings Ltd.	39,100
580,000	PME Group Ltd.(b)	50,666
1,200,000	Polytec Asset Holdings Ltd.	235,008
48,000	Ports Design Ltd.	117,538
138,000	Public Financial Holdings Ltd.	72,264
756,322	PYI Corp. Ltd.(b)	33,567
48,561	Qin Jia Yuan Media Services Co. Ltd.	9,158
332,200	Regal Hotels International Holdings Ltd.	125,667
1,750,000	REXLot Holdings Ltd.	207,684
96,000	Rising Development Holdings(b)	22,855
56,000	Road King Infrastructure Ltd.	45,458
88,000	SA SA International Holdings Ltd.	73,420
831,000	Samson Holding Ltd.	148,401
80,000	SEA Holdings Ltd.	40,683
85,000	Shanghai Industrial Holdings Ltd.	367,241
3,660,000	Shanghai Zendai Property Ltd.(b)	177,579
304,000	Shangri-La Asia Ltd.	586,646
75,000	Shenyin Wanguo HK Ltd.	35,149
156,000	Shenzhen High-Tech Holdings Ltd.(b)	8,898
1,177,500	Shenzhen International Holdings Ltd.	88,367
348,000	Shenzhen Investment Ltd.	105,804
212,500	Shimao Property Holdings Ltd.	325,208
290,000	Shougang Concord Century Holdings Ltd.(b)	37,732
225,000	Shougang Concord Grand Group(b)	22,024
538,000	Shougang Concord International Enterprises Co. Ltd.	97,215
536,000	Shougang Concord Technology Holdings(b)	38,728
118,000	Shui On Construction & Materials Ltd.	171,987
448,000	Shun Tak Holdings Ltd.	261,625
200,000	Silver Grant International Ltd.	70,033
178,000	Sing Tao News Corp. Ltd.	34,106
646,000	Singamas Container Holdings Ltd.(b)	115,728
410,000	Sino Union Energy Investment Ltd.(b)	42,145
218,000	Sinofert Holdings Ltd.	116,764
66,900	Sino-Forest Corp.(b)	1,189,421
2,330,000	Sino-I Technology Ltd.(b)	17,495

Shares		Value

HONG KONG (continued)
272,250	Sinolink Worldwide Holdings Ltd.	$42,883
118,000	Sinopec Kantons Holdings Ltd.	80,335
480,000	Sino-Tech International Holdings Ltd.	33,046
901,000	Sinotrans Shipping Ltd.	403,777
255,000	SJM Holdings Ltd(b)	164,780
158,000	Skyfame Realty Holdings Ltd.(b)(c)(d)	0
440,589	Skyworth Digital Holdings Ltd.	397,590
52,000	SmarTone Telecommunications Holding Ltd.	58,318
364,000	Solomon Systech International Ltd.(b)	34,773
696,000	South China China Ltd.	49,552
195,486	SRE Group Ltd.(b)	20,790
65,500	Stella International Holdings Ltd.	133,982
204,000	Success Universe Group Ltd.(b)	8,576
16,000	Sun Hing Vision Group Holdings Ltd.	7,100
177,000	Sun Hung Kai & Co. Ltd.	179,527
310,000	Sun Innovation Holdings Ltd.(b)	10,449
1,207,000	Superb Summit International Timber Co. Ltd.(b)	54,410
390,000	Sustainable Forest Holdings Ltd.(b)	38,266
128,000	Symphony Holdings Ltd. Hong Kong	7,742
194,000	TAI Cheung Holdings Ltd.	115,677
118,021	Tai Fook Securities Group Ltd.	84,027
196,000	Tak Sing Alliance Holdings Ltd.	28,420
69,000	Tan Chong International Ltd.	18,009
252,000	TCC International Holdings Ltd.(b)	97,646
29,000	TCL Multimedia Technology Holdings Ltd.	23,088
406,500	Techtronic Industries Co.	422,405
49,000	Television Broadcasts Ltd.	236,310
108,000	Texhong Textile Group Ltd.	46,621
132,000	Texwinca Holdings Ltd.	141,007
82,800	Tian An China Investment Co. Ltd.	54,604
106,000	Tianjin Development Holdings Ltd.	66,583
130,000	Tianjin Port Development Holdings Ltd.(b)	36,560
2,720,000	Titan Petrochemicals Group Ltd.(b)	269,197
238,000	Tom Group Ltd.(b)	21,948
165,000	Tomorrow International Holdings Ltd.(b)	10,957
122,566	Tomson Group Ltd.	50,714
1,740,000	Tongda Group Holdings Ltd.	77,850
118,000	Top Form International Ltd.	8,884
193,000	Towngas China Co. Ltd.	83,432

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

HONG KONG (continued)
42,800	Transport International Holdings Ltd.	$150,881
88,000	Truly International Holdings Ltd.	161,859
121,000	TSC Offshore Group Ltd.(b)	30,896
194,000	Tysan Holdings Ltd.	29,965
102,000	United Laboratories Ltd. (The)	117,193
976,000	United Power Investment Ltd.(b)	41,070
182,000	USI Holdings Ltd.	55,460
134,000	Value Partners Group Ltd.	91,224
45,000	Varitronix International Ltd.	16,111
348,000	Vedan International Holdings Ltd.	43,165
364,000	Victory City International Holdings Ltd.	84,017
136,000	Vitasoy International Holdings Ltd.	103,394
68,000	VODone Ltd.(b)	24,302
102,000	VST Holdings Ltd.	37,694
26,000	VTech Holdings Ltd.	290,669
312,000	Wah Nam International Holdings Ltd.(b)	54,476
70,000	Wai Kee Holdings Ltd.	17,136
2,302,557	Wai Yuen Tong Medicine Holdings Ltd.(b)	16,772
325,000	Wheelock Properties Ltd.	524,189
132,000	Win Hanverky Holdings Ltd.	20,410
29,000	Wing Hang Bank Ltd.	293,974
30,000	Wing On Co. International Ltd.	48,226
254,000	Winteam Pharmaceutical Group Ltd.	35,908
74,000	Xinyi Glass Holdings Co. Ltd.	63,572
81,640	Xiwang Sugar Holdings Co. Ltd.	24,360
94,000	Yip’s Chemical Holdings Ltd.	94,910
145,000	Yue Yuen Industrial Holdings Ltd.	505,167
654,000	Yuexiu Property Co. Ltd.	155,798
3,102,000	Yugang International Ltd.(b)	33,474

		39,052,874

HUNGARY — 0.1%
1,508	Danubius Hotel & Spa Plc(b)	26,715
2,195	Egis Plc	230,150
344	EMASZ Rt	39,017
28,924	FHB Mortgage Bank Plc(b)	210,815
15,083	Fotex Holding SE Co. Ltd.(b)	30,811
28,929	Magyar Telekom Telecommuni- cations Plc	102,934
5,470	Richter Gedeon Nyrt	1,160,390

		1,800,832

INDIA — 0.6%
1,272	Aban Offshore Ltd.	34,005
4,494	ABB Ltd. India	79,887
10,956	ACC Ltd.	223,536

Shares		Value

INDIA (continued)
14,280	Adani Enterprises Ltd.	$178,689
13,319	Aditya Birla Nuvo Ltd.	244,873
6,786	AIA Engineering Ltd.	59,574
36,030	Allahabad Bank	132,101
154,877	Alok Industries Ltd.(b)	72,118
116,788	Ambuja Cements Ltd.	314,463
25,831	Amtek Auto Ltd.	107,063
13,154	Anant Raj Industries Ltd.	37,086
35,532	Andhra Bank	105,768
10,228	Apollo Hospitals Enterprise Ltd.	179,202
43,566	Apollo Tyres Ltd.	68,198
143,696	Ashok Leyland Ltd.	194,283
2,238	Asian Paints Ltd.	104,608
11,229	Aurobindo Pharma Ltd.	238,732
1,746	Bajaj Auto Ltd.	82,856
27,426	Bajaj Hindusthan Ltd.	76,439
11,091	Bajaj Holdings and Investment Ltd	155,529
97,217	Ballarpur Industries Ltd.	71,132
33,302	Balrampur Chini Mills Ltd.	62,196
19,766	Bank of India	168,070
4,328	BEML Ltd.	101,541
2,434	Bharat Electronics Ltd.	99,903
32,980	Bharat Forge Ltd.	202,942
3,384	Bharat Petroleum Corp. Ltd.	39,598
5,155	Bhushan Steel Ltd.	206,019
14,324	Biocon Ltd.	96,755
9,975	Birla Corp. Ltd.	87,676
460	Bosch Ltd.	50,272
1,308	Britannia Industries Ltd.	48,588
15,431	Canara Bank	148,532
9,156	Century Textile & Industries Ltd.	106,862
6,433	CESC Ltd.	58,638
38,402	Chambal Fertilizers & Chemicals Ltd.	56,134
3,521	Colgate Palmolive India Ltd.	59,077
19,689	Crompton Greaves Ltd.	116,909
9,629	Cummins India Ltd.	123,487
24,391	Dabur India Ltd.	98,141
43,860	Dish TV India Ltd.(b)	35,032
3,236	Divi’s Laboratories Ltd.	48,831
17,128	Dr. Reddys Laboratories Ltd.	486,964
5,347	Edelweiss Capital Ltd.	49,076
11,129	EID Parry India Ltd.	93,010
9,200	EIH Ltd.	26,477
27,090	Essar Oil Ltd.(b)	84,390
36,761	Exide Industries Ltd.	100,692
52,494	Federal Bank Ltd.	345,909
3,815	Financial Technologies India Ltd.	131,666
22,790	Fortis Healthcare Ltd.(b)	87,346
23,096	Gammon India Ltd.	114,785
18,000	Geodesic Ltd.	45,711
17,337	Gitanjali Gems Ltd.	44,508

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

INDIA (continued)
2,784	GlaxoSmithKline Consumer Healthcare Ltd.	$103,726
3,410	GlaxoSmithKline Pharmaceuticals Ltd.	146,374
6,344	Glenmark Pharmaceuticals Ltd.	38,312
11,114	Godrej Consumer Products Ltd.	72,651
23,771	Godrej Industries Ltd.	88,660
26,421	Great Eastern Shipping Co. Ltd. (The)(b)	194,064
5,928	Great Offshore Ltd.	62,502
50,890	GTL Infrastructure Ltd.(b)	46,921
6,751	GTL Ltd.	61,913
16,814	Gujarat Mineral Development Corp. Ltd.	51,543
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.	72,225
27,806	Gujarat State Petronet Ltd.	59,090
51,969	GVK Power & Infrastructure Ltd.(b)	52,434
20,140	HCL Infosystems Ltd.	59,647
43,014	HCL Technologies Ltd.	377,752
24,255	Hexaware Technologies Ltd.	39,492
259,972	Hindalco Industries Ltd.	1,031,738
36,441	Hindustan Construction Co.	107,177
4,729	Hindustan Petroleum Corp. Ltd.	33,589
12,002	Housing Development & Infrastructure Ltd.(b)	72,287
11,000	HT Media Ltd.	34,436
94,790	IDBI Bank Ltd.	268,192
61,168	Idea Cellular Ltd.(b)	83,744
66,875	IFCI Ltd.	79,061
63,064	India Cements Ltd.	177,143
34,265	India Infoline Ltd.	83,186
52,967	Indiabulls Financial Services Ltd.	184,154
73,027	Indiabulls Real Estate Ltd.(b)	275,963
17,561	Indian Bank	88,877
88,392	Indian Hotels Co. Ltd.	212,885
2,039	Indian Overseas Bank	4,376
45,438	Indusind Bank Ltd.	196,226
7,842	Infotech Enterprises Ltd.	68,810
173,718	Infrastructure Development Finance Co. Ltd.	661,058
7,572	ING Vysya Bank Ltd.	54,618
21,385	IRB Infrastructure Developers Ltd.	137,907
80,440	Ispat Industries Ltd.(b)	36,046
72,522	IVRCL Infrastructures & Projects Ltd.	292,577
3,000	Jain Irrigation Systems Ltd.	73,183
214,578	Jaiprakash Associates Ltd.	704,718
3,258	Jammu & Kashmir Bank Ltd.	54,771
9,049	Jet Airways India Ltd.(b)	108,588
42,445	Jindal Saw Ltd.	206,645
5,000	Jubilant Organosys Ltd.	37,775
20,887	Karnataka Bank Ltd.	64,011
11,439	Kesoram Industries Ltd.	90,901

Shares		Value

INDIA (continued)
32,439	Kotak Mahindra Bank Ltd.	$532,268
35,171	KS Oils Ltd.	52,456
83,820	Lanco Infratech Ltd.(b)	119,779
16,381	LIC Housing Finance	349,917
2,490	Lupin Ltd.	95,860
17,000	Madras Cements Ltd.	44,250
25,733	Mahanagar Telephone Nigam	40,982
8,700	Maharashtra Seamless Ltd.	76,772
76,108	Mahindra & Mahindra Ltd.	905,032
58,496	Mangalore Refinery & Petrochemicals Ltd.	100,056
25,011	Marico Ltd.	59,620
7,276	Mastek Ltd.	48,925
31,053	MAX India Ltd.(b)	123,812
46,895	Mercator Lines Ltd.	62,193
6,404	Monnet Ispat & Energy Ltd.	61,697
23,228	Moser Baer India Ltd.	38,367
2,501	Motherson Sumi Systems Ltd.	7,832
9,758	Mphasis Ltd.	148,621
48,344	Nagarjuna Construction Co.	207,247
82,330	Nagarjuna Fertilizers & Chemicals(b)	59,783
16,197	NIIT Technologies Ltd.	68,183
11,104	Nirma Ltd.	51,085
3,602	OnMobile Global Ltd.(b)	30,817
16,334	Opto Circuits India Ltd.	81,832
4,497	Oracle Financial Sevices Software Ltd.(b)	217,435
20,009	Orchid Chemicals & Pharmaceuticals Ltd.	70,223
22,955	Oriental Bank of Commerce	182,534
8,300	Panacea Biotec Ltd.(b)	40,725
15,250	Parsvnath Developers Ltd.(b)	42,754
14,953	Patni Computer Systems Ltd.	178,714
104,278	Petronet LNG Ltd.	194,275
17,000	Pidilite Industries Ltd.	44,797
5,500	Piramal Healthcare Ltd.	65,958
13,994	Polaris Software Lab Ltd.	57,512
54,911	PTC India Ltd.	139,985
30,493	Punj Lloyd Ltd.	112,162
19,421	Ranbaxy Laboratories Ltd.(b)	192,676
8,839	Redington India Ltd.	75,020
18,967	Reliance Capital Ltd.	311,748
11,165	Reliance Infrastructure Ltd.	281,867
71,622	Reliance Natural Resources Ltd. - L Shares(b)	112,185
16,026	Rolta India Ltd.	67,319
23,282	Ruchi Soya Industries Ltd.	63,096
40,441	S Kumars Nationwide Ltd.(b)	65,134
53,587	Sesa Goa Ltd.	512,018
36,392	Shree Renuka Sugars Ltd.	50,298
9,905	Shriram Transport Finance Co. Ltd.	125,857
8,559	Siemens India Ltd.	137,121
32,601	South Indian Bank Ltd.	127,641
24,300	SREI Infrastructure Finance Ltd.	43,468

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

INDIA (continued)
2,105	State Bank of Bikaner & Jaip	$22,793
11,914	Sterling Biotech Ltd.	30,414
8,719	Sun TV Network Ltd.	82,266
113,176	Suzlon Energy Ltd.(b)	173,582
30,834	Syndicate Bank	63,878
17,346	Tanla Solutions Ltd.	17,188
13,597	Tata Chemicals Ltd.	107,811
8,680	Tata Communications Ltd.	52,464
70,787	Tata Motors Ltd.	1,373,170
9,964	Tata Tea Ltd.	238,716
57,980	Tata Teleservices Maharashtra Ltd.(b)	30,258
6,496	Tech Mahindra Ltd.(b)	112,503
1,865	Titan Industries Ltd.	88,785
18,322	Torrent Power Ltd.	123,730
29,890	Triveni Engineering & Industries Ltd.	74,990
5,440	Unichem Laboratories Ltd.	49,697
31,625	Union Bank of India	219,867
37,518	Unitech Ltd.	70,799
2,018	United Breweries Holdings Ltd.(b)	10,206
38,099	United Phosphorus Ltd.	143,682
5,979	United Spirits Ltd.	168,811
26,209	Usha Martin Ltd.	55,577
18,900	Videocon Industries Ltd.	98,494
7,828	Welspun-Gujarat Stahl Ltd.	47,542
15,809	Wockhardt Ltd.(b)	47,322
25,054	Yes Bank Ltd.(b)	159,915
56,905	Zee Entertainment Enterprises Ltd.	387,727

		24,369,922

INDONESIA — 0.2%
770,000	Aneka Tambang Tbk PT	205,039
19,500	Astra Agro Lestari Tbk PT	47,350
2,941,000	Bakrie & Brothers Tbk PT(b)	22,389
1,164,000	Bakrie Sumatera Plantations Tbk PT	63,158
2,689,000	Bakrie Telecom PT(b)	40,699
5,838,000	Bakrieland Development Tbk PT(b)	149,095
444,039	Bank Danamon Indonesia Tbk PT	281,674
435,500	Bank Negara Indonesia Persero Tbk PT	123,950
3,011,250	Bank Pan Indonesia Tbk PT(b)	420,334
316,500	Barito Pacific Tbk PT(b)	43,546
1,142,666	Berlian Laju Tanker Tbk PT	83,476
468,300	Bhakti Investama Tbk PT(b)	41,609
200,500	Bisi International PT(b)	39,789
3,000,000	Bumi Resources Tbk PT	769,920
4,958,000	Central Proteinaprima Tbk PT(b)	27,038
283,500	Charoen Pokphand Indonesia Tbk PT(b)	93,373

Shares		Value

INDONESIA (continued)
1,023,500	Ciputra Development Tbk PT(b)	$99,421
479,000	Ciputra Surya Tbk PT(b)	36,576
363,000	Citra Marga Nusaphala Persada Tbk PT(b)	34,495
152,000	Delta Dunia Makmur Tbk PT(b)	17,516
3,205,500	Energi Mega Persada Tbk PT(b)	51,425
947,000	Gajah Tunggal Tbk PT(b)	107,904
1,307,500	Global Mediacom Tbk PT	58,138
646,500	Gozco Plantations Tbk PT	30,069
242,000	Gudang Garam Tbk PT	734,268
1,339,000	Holcim Indonesia Tbk PT(b)	343,898
423,000	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	107,552
28,500	Indo Tambangraya Megah PT	121,998
140,000	Indocement Tunggal Prakarsa Tbk PT	242,589
1,221,000	Indofood Sukses Makmur Tbk PT	520,934
89,000	Indosat Tbk PT	57,732
365,000	Jasa Marga Tbk PT	83,207
2,159,500	Kalbe Farma Tbk PT	492,191
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	115,602
2,167,500	Lippo Karawaci Tbk PT(b)	139,159
1,284,300	Matahari Putra Prima Tbk PT	150,774
4,500	Mayora Indah Tbk PT	2,453
382,500	Medco Energi Internasional Tbk PT	123,136
2,072,500	Panin Life Tbk PT(b)	49,785
168,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	177,757
1,254,500	Ramayana Lestari Sentosa Tbk PT	117,098
125,500	Sinar Mas Agro Resources & Technology Tbk PT	55,397
896,000	Summarecon Agung Tbk PT	95,659
285,000	Timah Tbk PT	83,888
2,310,500	Truba Alam Manunggal Engineering PT(b)	32,175
121,500	Tunas Ridean Tbk PT	37,545
95,000	United Tractors Tbk PT	203,027

		6,975,807

IRELAND — 0.2%
122,408	AER Lingus(b)	119,633
125,703	Bank of Ireland(b)	275,747
226,428	Beazley Plc	392,770
139,902	C&C Group Plc(b)	669,373
65,079	Charter International Plc	799,049
19,916	DCC Plc(b)	533,782
86,470	Elan Corp. Plc(b)	585,337
72,107	Experian Plc	666,620
16,687	FBD Holdings Plc	171,358
52,546	Glanbia Plc	222,211
66,702	Grafton Group Plc	322,155

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

IRELAND (continued)
79,462	Greencore Group Plc(b)	$143,057
24,988	IFG Group Plc	40,022
90,866	Independent News & Media Plc(b)(e)	16,849
16,355	Independent News & Media Plc(b)(e)	3,052
6,355	Irish Continental Group Plc	142,787
85,664	Irish Life & Permanent Group Holdings Plc(b)	345,747
230,508	Kenmare Resources Plc(b)	45,974
27,340	Kerry Group Plc - Class A	878,603
6,121	Kingspan Group Plc(b)(e)	57,078
48,177	Kingspan Group Plc(b)(e)	450,640
9,316	Paddy Power Plc	327,609
79,143	Smurfit Kappa Group Plc(b)	811,274
48,197	United Business Media Ltd.	406,882
81,826	United Drug Plc(b)	285,366

		8,712,975

ISRAEL — 1.9%
21,134	Alvarion Ltd.(b)	79,902
11,336	AudioCodes Ltd.(b)	46,185
6,387	Azorim-Investment Development & Construction Co. Ltd.(b)	31,411
6,797	Blue Square-Israel Ltd.	87,276
2,918	Cellcom Israel Ltd.	89,375
1,858,000	Check Point Software Technologies(b)	66,181,960
26,704	Clal Industries & Investments	186,110
4,570	Clal Insurance Enterprise Holdings(b)	108,803
13,567	Delek Automotive Systems Ltd.	167,195
10,104	Direct Insurance Financial Investments Ltd.(b)	24,676
5,168	Elbit Imaging Ltd.(b)	108,513
1,379	Elbit Systems Ltd.	84,553
686	Electra (Israel) Ltd.(b)	73,736
1	Electra Real Estate Ltd.(b)	5
4,847	Elron Electronic Industries Ltd.(b)	34,317
23,426	First International Bank of Israel Ltd. - Class 1(b)	83,665
10,720	First International Bank of Israel Ltd. - Class 5(b)	194,285
1,541	FMS Enterprises Migun Ltd.	61,658
14,655	Frutarom Industries Ltd.	130,308
895	Hadera Paper Ltd.(b)	72,453
2,297	Harel Insurance Investments & Finances Ltd.(b)	124,650
9,063	Hot Telecommunication System(b)	105,209
93,376	Israel Discount Bank Ltd. - Class A(b)	190,484
5,109	Israel Petrochemical Enterprises Ltd.(b)	20,857
5,206	Ituran Location & Control Ltd.	79,384

Shares		Value

ISRAEL (continued)
12,075	Makhteshim-Agan Industries Ltd.	$50,683
3,796	Menorah Mivtachim Holdings Ltd.(b)	50,102
76,254	Migdal Insurance & Financial Holding Ltd.	154,612
1,673	Mivtach Shamir Holdings Ltd.(b)	57,659
46,233	Mizrahi Tefahot Bank Ltd.(b)	411,096
8,883	Nice Systems Ltd.(b)	283,391
259,876	Oil Refineries Ltd.	160,754
15,238	Ormat Industries Ltd.	121,399
6,842	Osem Investments Ltd.	101,779
5,694	Partner Communications Co.	111,724
777	Paz Oil Co. Ltd.	117,051
7,775	RADVision Ltd.(b)	49,974
7,800	Retalix Ltd.(b)	99,412
6,910	Scailex Corp. Ltd.	147,542
51,102	Shikun & Binui Ltd.	104,005
13,900	Shufersal Ltd.	81,986
3,627	Strauss Group Ltd.	55,457
1,094	Syneron Medical Ltd.(b)	12,581
10,371	Union Bank of Israel(b)	48,607

		70,586,784

ITALY — 0.6%
191,860	A2A SpA	324,311
16,457	ACEA SpA	167,561
4,493	AcegasAps SpA	25,375
13,082	Actelios SpA(b)	62,973
18,355	Aedes SpA(b)	5,269
15,761	Alerion Cleanpower SpA	12,511
20,522	Amplifon SpA	106,751
11,153	Ansaldo STS SpA	204,224
31,282	Arnoldo Mondadori Editore SpA(b)	121,306
5,010	Ascopiave SpA	11,107
11,747	Astaldi SpA	88,090
18,427	Autogrill SpA(b)	224,455
23,598	Azimut Holding SpA	265,917
233,191	Banca Carige SpA	592,405
47,864	Banca Finnat Euramerica SpA	35,898
4,279	Banca Generali SpA	45,803
863	Banca IFIS SpA	9,101
15,051	Banca Intermobiliare SpA(b)	83,200
23,161	Banca Popolare Dell’emilia Romagna Scrl	302,179
30,723	Banca Popolare dell’Etruria e del Lazio(b)	152,766
191,268	Banca Popolare di Milano	1,075,713
53,366	Banca Popolare di Sondrio Scarl	490,369
35,390	Banca Profilo SpA(b)	25,686
17,763	Banco di Desio e della Brianza SpA	92,335
280,896	Banco Popolare Scarl(b)	1,798,457
25,567	Benetton Group SpA	219,803

24

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

ITALY (continued)
2,727	Biesse SpA(b)	$22,686
868	Bonifica Ferraresi e Imprese Agricole SpA	36,162
6,562	Brembo SpA	51,559
71,863	Brioschi Sviluppo Immobiliare(b)	20,970
35,130	Bulgari SpA	291,994
6,892	Buongiorno SpA(b)	9,086
37,454	Buzzi Unicem SpA	556,807
11,191	Caltagirone Editore SpA	31,309
7,938	Carraro SpA(b)	26,964
27,258	Cementir Holding SpA	107,380
169,030	CIR-Compagnie Industriali Riunite SpA(b)	358,177
24,597	Credito Artigiano SpA	55,856
3,443	Credito Bergamasco SpA	115,676
31,514	Credito Emiliano SpA(b)	192,503
4,901	Danieli & Co. SpA	123,779
37,592	Davide Campari-Milano SpA	383,798
11,715	De’Longhi SpA	50,258
2,171	DiaSorin SpA	80,939
1,000	Digital Multimedia Technologies SpA(b)	18,023
6,211	Elica SpA(b)	14,768
26,203	ERG Renew SpA(b)	28,235
22,810	ERG SpA	313,666
4,260	Esprinet SpA	42,638
11,128	Eurotech SpA(b)	37,671
3,761	Fastweb(b)	72,328
2,543	Fiera Milano SpA(b)	14,556
75,223	Finmeccanica SpA	963,728
33,214	Fondiaria-Sai SpA	460,086
200,917	Gemina SpA(b)	167,345
14,079	Geox SpA	91,128
12,205	Gewiss SpA	52,082
2,618	GranitiFiandre SpA	12,213
34,089	Gruppo Editoriale L’Espresso SpA(b)	102,527
98,759	Hera SpA	209,636
26,489	Immobiliare Grande Distribuzione REIT	46,890
81,013	IMMSI SpA(b)	95,530
52,361	Impregilo SpA	163,043
14,341	Indesit Co. SpA(b)	193,224
3,035	Industria Macchine Automatiche SpA	59,330
16,472	Intek SpA(b)	12,236
16,467	Interpump Group SpA(b)	82,700
67,845	Iride SpA	128,773
32,179	Italcementi SpA	365,923
3,751	Italmobiliare SpA(b)	137,580
11,320	Juventus Football Club SpA(b)	12,317
71,709	KME Group(b)	27,457
7,548	Landi Renzo SpA	31,172
13,916	Lottomatica SpA	252,099
292,300	Maire Tecnimont SpA	1,199,381

Shares		Value

ITALY (continued)
1,779	Mariella Burani SpA(b)(c)(d)	$5,975
5,000	MARR SpA	46,328
82,495	Mediaset SpA	653,268
34,061	Mediolanum SpA	173,118
98,505	Milano Assicurazioni SpA	234,031
5,000	Panariagroup Industrie Ceramiche SpA(b)	12,308
635,716	Parmalat SpA	1,673,458
46,095	Piaggio & C SpA	144,045
67,759	Piccolo Credito Valtellinese Scarl	424,609
50,420	Pirelli & C Real Estate SpA(b)	27,959
1,268,201	Pirelli & C SpA(b)	729,682
91,287	Premafin Finanziaria SpA(b)	124,159
13,759	Prysmian SpA	247,747
21,864	Recordati SpA	164,457
165,875	Reno de Medici SpA(b)	46,364
1,433	Sabaf SpA	32,297
1,068	SAES Getters SpA(b)	8,418
107,214	Safilo Group SpA(b)	64,991
127,486	Saras SpA	306,529
3,815	SAVE SpA	37,072
540,828	Seat Pagine Gialle SpA(b)	122,726
16,644	Snai SpA(b)	63,131
15,615	Societa Cattolica di Assicurazioni Scrl	489,813
15,582	Societa Iniziative Autostradali e Servizi SpA	143,380
41,186	Societa Partecipazioni Finanziarie SpA	5,305
3,079	Socotherm SpA(b)(c)(d)	5,842
10,367	Sogefi SpA(b)	30,204
12,888	SOL SpA(b)	75,253
94,945	Sorin SpA(b)	187,025
33,338	Telecom Italia Media SpA(b)	33,034
151,858	Terna Rete Elettrica Nazionale SpA	615,556
171,994	Tiscali SpA(b)	36,653
2,530	Tod’s SpA	185,626
4,797	Trevi Finanziaria SpA	79,078
21,553	Uni Land SpA(b)	23,064
268,921	Unipol Gruppo Finanziario SpA(b)	281,631
8,234	Vianini Lavori SpA	50,847
7,140	Vittoria Assicurazioni SpA	37,280

		22,090,016

JAPAN — 4.3%
153,000	77 Bank Ltd. (The)	869,422
126	Accordia Golf Co. Ltd.	138,646
51,000	Achilles Corp.	76,252
40,500	ADEKA Corp.	383,745
14,600	Aderans Holdings Co. Ltd.(b)	179,469
9,500	Advan Co. Ltd.	67,336
30	Advance Residence Investment Corp. REIT(b)	42,796
1,500	Aeon Delight Co. Ltd.	28,977

25

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2,448	Aeon Fantasy Co. Ltd.	$31,713
800	Agrex, Inc.	6,593
11,600	Ahresty Corp.	131,402
17,900	Ai Holdings Corp.	63,711
15,900	Aica Kogyo Co. Ltd.	165,758
3,600	Aichi Bank Ltd. (The)	250,406
13,200	Aichi Corp.	64,114
24,000	Aichi Machine Industry Co. Ltd.	98,194
51,000	Aichi Steel Corp.	220,803
29,000	Aida Engineering Ltd.	121,261
6,100	Aigan Co. Ltd.	31,430
4,200	Aiphone Co. Ltd.	71,572
17,000	Air Water, Inc.	188,110
9,000	Airport Facilities Co. Ltd.	45,750
5,300	Airtech Japan Ltd.	29,979
11,900	Aisan Industry Co. Ltd.	100,905
15,000	Akebono Brake Industry Co. Ltd.	79,215
81,000	Akita Bank Ltd. (The)	309,447
13,300	Alfresa Holdings Corp.	667,419
91,400	Allied Telesis Holdings KK	132,845
7,300	Aloka Co. Ltd.	70,918
7,000	Alpen Co. Ltd.	122,781
400	Alpha Corp.	3,958
1,900	Alpha Systems, Inc.	38,082
19,700	Alpine Electronics, Inc.(b)	278,067
83,300	Alps Electric Co. Ltd.(b)	606,153
3,000	Alps Logistics Co. Ltd.	31,938
15,700	Amano Corp.	152,394
3,000	Amuse, Inc.	30,338
42,000	Ando Corp.	63,109
17,000	Anest Iwata Corp.	59,269
24,000	Anritsu Corp.(b)	114,170
17,200	AOC Holdings, Inc.	111,526
2,100	AOI Electronic Co. Ltd.	39,669
10,500	AOKI Holdings, Inc.	148,099
57,000	Aomori Bank Ltd. (The)	134,887
27,600	Aoyama Trading Co. Ltd.	477,551
300,000	Aozora Bank Ltd.	430,134
7,200	Arakawa Chemical Industries Ltd.	90,450
20,000	Araya Industrial Co. Ltd.	27,845
4,700	Arc Land Sakamoto Co. Ltd.	58,195
9,500	Arcs Co. Ltd.	127,475
3,600	Argo Graphics, Inc.	40,786
4,700	Ariake Japan Co. Ltd.	70,226
16,900	Arisawa Manufacturing Co. Ltd.	132,306
6,200	Arnest One Corp.	63,972
2,000	Art Corp.	31,891
3,190	As One Corp.	55,785
600	Asahi Co. Ltd.	9,192
20,000	Asahi Diamond Industrial Co. Ltd.	207,838
4,350	Asahi Holdings, Inc.	73,813
10,000	Asahi Kogyosha Co. Ltd.	40,076

Shares		Value

JAPAN (continued)
35,000	Asahi Organic Chemicals Industry Co. Ltd.	$85,645
1,085,000	Asahi TEC Corp.(b)	547,466
7,500	Asatsu-DK, Inc.	198,994
16	Asax Co. Ltd.	19,404
15,000	Ashimori Industry Co. Ltd.(b)	23,822
22,000	Asics Corp.	210,451
10,000	ASKA Pharmaceutical Co. Ltd.	67,544
13,500	Asunaro Aoki Construction Co. Ltd.	59,363
12,900	Atom Corp.(b)	30,444
65,000	Atsugi Co. Ltd.	85,932
11,400	Autobacs Seven Co. Ltd.	399,665
4,700	Avex Group Holdings, Inc.	43,327
68,000	Awa Bank Ltd. (The)	377,582
40,000	Bando Chemical Industries Ltd.	127,048
6,400	Bank of Iwate Ltd. (The)	350,631
70,000	Bank of Nagoya Ltd. (The)	264,486
8,000	Bank of Okinawa Ltd. (The)	329,316
54,000	Bank of Saga Ltd. (The)	152,952
18,600	Bank of the Ryukyus Ltd.	202,236
6,600	Belc Co. Ltd.	63,705
13,150	Belluna Co. Ltd.	76,818
35,000	Best Denki Co. Ltd.(b)	103,491
156	Bic Camera, Inc.	56,914
8	BLife Investment Corp. REIT	37,469
1,400	BML, Inc.	33,958
4,000	Bookoff Corp.	38,316
18,000	Bunka Shutter Co. Ltd.	51,651
7,500	CAC Corp.	60,813
56,000	Calsonic Kansei Corp.(b)	179,359
4,500	Canon Electronics, Inc.	116,314
9,800	Canon Finetech, Inc.(c)(d)	171,892
22,700	Canon Marketing Japan, Inc.	354,861
6,400	Capcom Co. Ltd.	129,122
34,400	Casio Computer Co. Ltd.	270,502
7,900	Cawachi Ltd.	161,553
36,050	Cedyna Financial Corp.(b)	61,194
67,000	Central Glass Co. Ltd.	322,357
500	Central Security Patrols Co. Ltd.	4,671
800	Central Sports Co. Ltd.	7,362
19,550	Century Tokyo Leasing Corp.	257,530
1,700	Chi Group Co. Ltd.(b)	6,986
8,500	Chiba Kogyo Bank Ltd. (The)(b)	59,781
9,000	Chino Corp.	22,391
8,100	Chiyoda Co. Ltd.	102,674
23,000	Chiyoda Corp.	211,160
4,800	Chiyoda Integre Co. Ltd.	84,892
6,800	Chofu Seisakusho Co. Ltd.	155,629
57,000	Chori Co. Ltd.	72,696
9,000	Chubu Shiryo Co. Ltd.	80,707
13,300	Chudenko Corp.	165,143
36,000	Chuetsu Pulp & Paper Co. Ltd.	67,156
153,000	Chugai Mining Co. Ltd.(b)	61,702
17,000	Chugai Ro Co. Ltd.	49,079

26

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
8,000	Chugoku Marine Paints Ltd.	$59,910
46,000	Chukyo Bank Ltd. (The)	125,219
8,000	Chuo Denki Kogyo Co. Ltd.	56,915
11,000	Chuo Spring Co. Ltd.	46,902
14,000	Circle K Sunkus Co. Ltd.	197,856
83,800	Citizen Holdings Co. Ltd.	582,028
28,300	CKD Corp.	239,387
48,000	Clarion Co. Ltd.(b)	105,313
11,600	Cleanup Corp.	94,107
100	CMIC Co. Ltd	28,345
17,100	CMK Corp.(b)	126,158
9,100	Coca-Cola Central Japan Co. Ltd.	117,381
18,800	Coca-Cola West Holdings Co.	332,620
3,290	Cocokara Fine Holdings, Inc.	65,400
9,000	Colowide Co. Ltd.	45,650
12,000	Commuture Corp.	75,427
7,200	Computer Engineering & Consulting Ltd.	37,988
35,800	COMSYS Holdings Corp.	335,520
7,400	Corona Corp.	89,693
6,600	Cosel Co. Ltd.	92,388
261,000	Cosmo Oil Co. Ltd.	703,565
700	Cosmos Pharmaceutical Corp.	14,766
2,700	Create Medic Co. Ltd.	26,239
68,000	Credit Saison Co. Ltd.	994,520
21,558	CSK Holdings Corp.(b)	109,619
5,500	CTI Engineering Co. Ltd.	28,774
10,000	Culture Convenience Club Co. Ltd.	52,036
23	Cybernet Systems Co. Ltd.	8,971
23,000	Dai Nippon Toryo Co. Ltd.(b)	25,781
14,400	Daibiru Corp.	136,965
105,000	Daicel Chemical Industries Ltd.	673,128
9,000	Dai-Dan Co. Ltd.	48,854
16,000	Daido Kogyo Co. Ltd.	27,899
16,000	Daido Metal Co. Ltd.(b)	62,324
95,000	Daido Steel Co. Ltd.	403,825
12,300	Daidoh Ltd.	94,228
29,100	Daiei, Inc. (The)(b)	134,905
21,500	Daifuku Co. Ltd.	161,614
18,000	Daihen Corp.	79,339
9,000	Daiichi Chuo KK(b)	29,191
23,000	Daiichi Jitsugyo Co. Ltd.	66,090
11,000	Dai-Ichi Kogyo Seiyaku Co. Ltd.	32,442
23,000	Daiken Corp.	62,722
14,000	Daiki Aluminium Industry Co. Ltd.(b)	40,993
4,400	Daiko Clearing Services Corp.	19,126
2,500	Daikoku Denki Co. Ltd.	44,439
300	Daikokutenbussan Co. Ltd.	8,766
66,000	Daikyo, Inc.(b)	152,000
13,500	Daimei Telecom Engineering Corp.	109,656
2,800	Dainichi Co. Ltd.	21,147

Shares		Value

JAPAN (continued)
34,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	$128,070
85,000	Dainippon Screen Manufacturing Co. Ltd.(b)	477,251
20,000	Daio Paper Corp.	165,594
33,000	Daisan Bank Ltd. (The)	90,372
4,910	Daiseki Co. Ltd.	108,196
137,000	Daishi Bank Ltd. (The)	462,539
25,000	Daiso Co. Ltd.	62,745
2,600	Daisyo Corp.	31,241
36,000	Daito Bank Ltd. (The)	28,162
19,000	Daiwa Industries Ltd.	97,516
15,000	Daiwabo Holdings Co. Ltd.	40,574
2,000	DC Co. Ltd.	4,525
35,560	DCM Japan Holdings Co. Ltd.	240,444
36	Dena Co. Ltd.	291,870
176,000	Denki Kagaku Kogyo KK	784,289
17,000	Denki Kogyo Co. Ltd.	93,840
10,000	Denyo Co. Ltd.	77,626
18,000	Descente Ltd.	110,039
141,000	DIC Corp.	302,188
3,200	Disco Corp.	225,904
5,800	Don Quijote Co. Ltd.	155,408
5,350	Doshisha Co. Ltd.	136,369
8,474	Doutor Nichires Holdings Co. Ltd.	126,921
69,000	Dowa Holdings Co. Ltd.	383,054
12	Dr Ci Labo Co. Ltd.	31,090
9,600	DTS Corp.	115,981
17,800	Duskin Co. Ltd.	309,933
17	Dwango Co. Ltd.	30,733
4,000	Dydo Drinco, Inc.	148,409
4,000	Dynic Corp.	7,517
400	eAccess Ltd.	319,110
8,000	Eagle Industry Co. Ltd.	58,767
1,100	Earth Chemical Co. Ltd.	32,415
130,000	Ebara Corp.(b)	669,709
1,400	Echo Trading Co. Ltd.	15,180
35,700	EDION Corp.	363,064
65,000	Ehime Bank Ltd. (The)	184,464
81,000	Eighteenth Bank Ltd. (The)	227,380
8,400	Eiken Chemical Co. Ltd.	80,777
6,000	Eizo Nanao Corp.	146,176
1,800	Elematec Corp.	21,768
7,400	Enplas Corp.	141,339
2	EPS Co. Ltd.	4,878
8,300	ESPEC Corp.	70,442
800	Excel Co. Ltd.	11,076
11,700	Exedy Corp.	308,697
14,000	Ezaki Glico Co. Ltd.	161,238
4,400	F&A Aqua Holdings, Inc.	45,810
212	Faith, Inc.	25,292
400	Falco SD Holdings Co. Ltd.	4,011
11,900	Fancl Corp.	211,345
2,600	FCC Co. Ltd.	53,729

27

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
22,000	FDK Corp.(b)	$36,536
3,000	Felissimo Corp.	43,713
17,000	FIDEA Holdings Co. Ltd.	27,979
8,600	Foster Electric Co. Ltd.	245,987
2,900	FP Corp.	133,503
60,000	France Bed Holdings Co. Ltd.	91,827
4,000	F-Tech, Inc.	70,090
51,100	Fudo Tetra Corp.(b)	36,898
5,300	Fuji Co. Ltd.	94,085
182,000	Fuji Electric Holdings Co. Ltd.	546,706
4,700	Fuji Electronics Co. Ltd.	60,068
62,000	Fuji Fire & Marine Insurance Co. Ltd. (The)(b)	96,640
19,000	Fuji Kyuko Co. Ltd.	88,157
14,900	Fuji Oil Co. Ltd.	206,988
5,700	FUJI SOFT, Inc.	100,164
36,000	Fujibo Holdings, Inc.	57,357
4,600	Fujicco Co. Ltd.	52,161
15,700	Fujikura Kasei Co. Ltd.	82,318
111,000	Fujikura Ltd.	592,935
800	Fujikura Rubber Ltd.	3,078
1,000	Fujimori Kogyo Co. Ltd.	14,411
13,000	Fujita Kanko, Inc.	53,880
30,000	Fujitec Co. Ltd.	174,190
3,700	Fujitsu Frontech Ltd.	28,592
18,000	Fujitsu General Ltd.	91,528
23,000	Fujiya Co. Ltd.(b)	48,889
2,000	Fukoku Co. Ltd.	16,456
26,000	Fukuda Corp.	48,524
49,000	Fukui Bank Ltd. (The)	152,107
78,000	Fukushima Bank Ltd. (The)	48,871
500	Fukushima Industries Corp.	4,289
69,000	Fukuyama Transporting Co. Ltd.	360,273
7,800	Funai Consulting Co. Ltd.	45,567
7,900	Funai Electric Co. Ltd.	308,373
3,000	Furukawa Battery Co. Ltd.	24,859
103,000	Furukawa Co. Ltd.(b)	126,998
21,000	Furukawa-Sky Aluminum Corp.	49,650
5,300	Furusato Industries Ltd.	34,701
18,000	Fuso Pharmaceutical Industries Ltd.	55,940
16,200	Futaba Corp.	329,273
14,900	Futaba Industrial Co. Ltd.(b)	120,385
7,900	Fuyo General Lease Co. Ltd.	228,383
900	G-7 Holdings, Inc.	5,842
35,000	Gakken Co. Ltd.	76,292
6,900	Gecoss Corp.	28,412
60	Geo Corp.	65,071
23,000	Globeride, Inc.	28,290
13,100	Glory Ltd.	333,449
6,600	GMO internet, Inc.	27,116
60,000	Godo Steel Ltd.	165,195
5,370	Goldcrest Co. Ltd.	146,877
33,000	Goldwin, Inc.(b)	69,856
2,000	Gourmet Kineya Co. Ltd.	11,020

Shares		Value

JAPAN (continued)
36,000	GSI Creos Corp.(b)	$52,521
610	Gulliver International Co. Ltd.	22,500
22,000	Gun-Ei Chemical Industry Co. Ltd.	52,759
101,000	Gunma Bank Ltd. (The)	544,840
80,000	Gunze Ltd.	291,894
2,900	H.I.S. Co. Ltd.	59,402
46,000	H2O Retailing Corp.	320,233
5,800	Hakudo Co. Ltd.	51,534
7,890	Hakuhodo Dy Holdings, Inc.	448,212
7,200	Hakuto Co. Ltd.	75,346
8,700	Hamamatsu Photonics KK	248,173
92,000	Hanwa Co. Ltd.	392,537
2,000	Happinet Corp.	24,987
3,000	Harashin Narus Holdings Co. Ltd.	34,052
7,800	Hard Off Corp. Co. Ltd.	35,047
114,500	Haseko Corp.(b)	119,980
30,000	Hazama Corp.(b)	29,301
9,000	Heiwa Corp.	87,023
71,000	Heiwa Real Estate Co. Ltd.	223,430
14,800	Heiwado Co. Ltd.	189,030
10,000	Hibiya Engineering Ltd.	97,473
3,500	Hiday Hidaka Corp.	40,757
59,000	Higashi-Nippon Bank Ltd. (The)	108,658
86,000	Higo Bank Ltd. (The)	467,316
6,600	Hikari Tsushin, Inc.	132,918
108,000	Hino Motors Ltd.	543,676
87,000	Hiroshima Bank Ltd. (The)	356,646
4,000	Hisaka Works Ltd.	45,678
400	Hitachi Business Solution Co. Ltd.	2,885
75,000	Hitachi Cable Ltd.	213,384
11,200	Hitachi Capital Corp.	169,108
12,100	Hitachi High-Technologies Corp.	263,818
11,500	Hitachi Koki Co. Ltd.	127,379
24,000	Hitachi Kokusai Electric, Inc.	249,689
8,000	Hitachi Medical Corp.	71,472
4,500	Hitachi Tool Engineering Ltd.	55,513
13,000	Hitachi Transport System Ltd.	188,043
94,500	Hitachi Zosen Corp.	133,880
9,000	Hochiki Corp.	50,006
20,000	Hodogaya Chemical Co. Ltd.	75,984
1,800	Hogy Medical Co. Ltd.	90,232
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,934
10,000	Hokkaido Gas Co. Ltd.	25,914
18,000	Hokkan Holdings Ltd.	51,249
1,000	Hokko Chemical Industry Co. Ltd.	3,363
127,000	Hokkoku Bank Ltd. (The)	450,722
75,000	Hokuetsu Bank Ltd. (The)	121,518
45,365	Hokuetsu Kishu Paper Co. Ltd.	228,724

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
12,000	Hokuriku Electric Industry Co.
	Ltd.	$23,938
4,400	Hokuto Corp.	93,859
5,530	Honeys Co. Ltd.	55,923
6,400	Horiba Ltd.	188,880
3,200	Horipro, Inc.	24,645
17,400	Hosiden Corp.	219,740
14,000	Hosokawa Micron Corp.	59,422
20,400	House Foods Corp.	294,317
41,000	Howa Machinery Ltd.(b)	39,085
800	Hurxley Corp.	5,444
200	Hutech Norin Co. Ltd.	1,652
101,000	Hyakugo Bank Ltd. (The)	454,297
95,000	Hyakujushi Bank Ltd. (The)	388,375
6,200	IBJ Leasing Co. Ltd.	127,760
1,700	Ichibanya Co. Ltd.	42,553
8,000	Ichikoh Industries Ltd.(b)	13,757
3,800	ICHINEN Holdings Co. Ltd.	17,067
10,000	Ichiyoshi Securities Co. Ltd.	72,063
3,800	Icom, Inc.	104,780
5,000	Idec Corp.	48,013
4,700	Idemitsu Kosan Co. Ltd.	389,324
20,000	Ihara Chemical Industry Co.
	Ltd.	58,066
344,000	IHI Corp.	688,476
6,600	Iida Home Max	65,596
17,900	Iino Kaiun Kaisha Ltd.	114,627
6,600	Imasen Electric Industrial	109,272
12,900	Impress Holdings, Inc.(b)	28,512
6,100	Inaba Denki Sangyo Co. Ltd.	150,670
4,400	Inaba Seisakusho Co. Ltd.	44,653
26,500	Inabata & Co. Ltd.	133,007
8,000	Inageya Co. Ltd.	81,810
10	Industrial & Infrastructure Fund
	Investment Corp. REIT	39,925
14,100	Ines Corp.	119,565
600	I-Net Corp.	2,996
4,200	Information Services
	International-Dentsu Ltd.	32,294
4,800	Innotech Corp.	37,528
4,000	Inui Steamship Co. Ltd.	29,302
1,451	Invoice, Inc.(b)	22,025
4,000	Ise Chemical Corp.	25,073
41,000	Iseki & Co. Ltd.(b)	129,321
117,000	Ishihara Sangyo Kaisha Ltd.(b)	106,256
2,000	Ishii Hyoki Co. Ltd.	25,048
10,000	Ishii Iron Works Co. Ltd.	19,292
17,000	Ishizuka Glass Co. Ltd.	40,280
11,610	IT Holdings Corp.	166,080
8,100	Ito En Ltd.	125,671
29,700	Itochu Enex Co. Ltd.	147,018
5,500	Itochu Techno-Science Corp.	207,741
2,300	Itochu-Shokuhin Co. Ltd.	72,821
64,000	Itoham Foods, Inc.	232,918
15,300	Itoki Corp.	46,679
6,500	Iwai Securities Co. Ltd.	47,198

Shares		Value

JAPAN (continued)
17,000	Iwaki & Co. Ltd.	$46,152
35,000	Iwasaki Electric Co. Ltd.(b)	81,398
40,000	IWATANI Corp.	115,632
27,000	Iwatsu Electric Co. Ltd.(b)	25,335
8,700	Izumi Co. Ltd.	124,003
35,000	Izumiya Co. Ltd.	183,918
46,000	Izutsuya Co. Ltd.(b)	33,000
179,000	J. Front Retailing Co. Ltd.	1,042,477
2,200	Jalux, Inc.(b)	15,885
4,000	Jamco Corp.	21,931
91,000	Janome Sewing Machine Co.
	Ltd.(b)	75,569
8,800	Japan Airport Terminal Co. Ltd.	139,896
17,000	Japan Aviation Electronics
	Industry Ltd.	127,178
6,000	Japan Carlit Co. Ltd.	30,300
3,300	Japan Cash Machine Co. Ltd.	30,320
9,200	Japan Digital Laboratory Co.
	Ltd.	112,012
600	Japan Foundation Engineering
	Co. Ltd.	1,386
12,600	Japan Medical Dynamic
	Marketing, Inc.	37,542
1,800	Japan Petroleum Exploration
	Co.	91,918
41,000	Japan Pulp & Paper Co. Ltd.	145,051
26,000	Japan Radio Co. Ltd.	68,525
27,000	Japan Transcity Corp.	89,151
8,000	Japan Vilene Co. Ltd.	37,162
27,000	Japan Wool Textile Co. Ltd.
	(The)	212,425
5,000	Jastec Co. Ltd.	28,634
5,000	JBCC Holdings, Inc.	31,090
900	JBIS Holdings, Inc.	2,931
15,000	Jeol Ltd.	54,161
33,000	JFE Shoji Holdings, Inc.	170,082
500	JK Holdings Co. Ltd.	1,853
16,000	JMS Co. Ltd.	66,129
19,000	Joban Kosan Co. Ltd.	28,059
29,000	J-Oil Mills, Inc.	95,687
18,000	Joshin Denki Co. Ltd.	175,021
12,800	JSP Corp.	150,790
56,000	Juki Corp.(b)	108,362
130,000	Juroku Bank Ltd. (The)	490,905
231,800	JVC KENWOOD Holdings,
	Inc.(b)	125,060
8,000	kabu.com Securities Co. Ltd.	41,357
2,000	Kabuki-Za Co. Ltd.	76,776
4,600	Kadokawa Group Holdings,
	Inc.	106,090
10,800	Kaga Electronics Co. Ltd.	116,518
10,700	Kagome Co. Ltd.	181,439
70,000	Kagoshima Bank Ltd. (The)	460,599
86,000	Kajima Corp.	218,515
34	Kakaku.com, Inc.	128,008
19,000	Kaken Pharmaceutical Co. Ltd.	154,097
5,000	Kameda Seika Co. Ltd.	89,379

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Kamei Corp.	$43,536
85,000	Kamigumi Co. Ltd.	702,098
6,000	Kanaden Corp.	32,449
14,000	Kanagawa Chuo Kotsu Co. Ltd.	73,810
9,000	Kanamoto Co. Ltd.	44,034
44,000	Kandenko Co. Ltd.	287,121
95,000	Kaneka Corp.	599,537
120,000	Kanematsu Corp.(b)	109,198
4,700	Kanematsu Electronics Ltd.	41,496
39,000	Kansai Paint Co. Ltd.	295,617
14,600	Kanto Auto Works Ltd.	118,776
10,000	Kanto Denka Kogyo Co. Ltd.	73,399
15,000	Kanto Natural Gas
	Development Ltd.	81,357
1,800	Kappa Create Co. Ltd.	36,545
15,000	Kasumi Co. Ltd.	76,890
9,000	Katakura Industries Co. Ltd.	87,664
6,300	Kato Sangyo Co. Ltd.	98,029
28,000	Kato Works Co. Ltd.	65,023
2,300	Kawada Technologies, Inc.	38,447
32,000	Kawai Musical Instruments
	Manufacturing Co. Ltd.	63,226
8,000	Kawasaki Kinkai Kisen Kaisha	26,301
221,000	Kawasaki Kisen Kaisha Ltd.(b)	939,253
29,000	Kawashima Selkon Textiles Co.
	Ltd.(b)	25,544
1,000	Kawasumi Laboratories, Inc.	7,426
72,000	Kayaba Industry Co. Ltd.	273,317
28,000	Keihan Electric Railway Co.
	Ltd.	112,413
6,200	Keihanshin Real Estate Co. Ltd.	31,060
12,000	Keihin Co. Ltd. (The)	14,567
15,000	Keihin Corp.	284,308
39,000	Keisei Electric Railway Co. Ltd.	230,892
99,000	Keiyo Bank Ltd. (The)	460,388
7,900	Keiyo Co. Ltd.	39,011
438	Kenedix, Inc.(b)	152,104
2,000	Kentucky Fried Chicken Japan
	Ltd.	36,649
21,100	Kewpie Corp.	232,593
2,900	KEY Coffee, Inc.	48,292
28,700	Kikkoman Corp.	318,992
2,800	Kimoto Co. Ltd.	23,836
1,200	Kimura Chemical Plants Co.
	Ltd.	10,955
49,000	Kinden Corp.	434,821
29,000	Kinki Nippon Tourist Co.
	Ltd.(b)	30,201
4,000	Kinki Sharyo Co. Ltd.	26,441
2,900	Kintetsu World Express, Inc.	69,184
5,000	Kinugawa Rubber Industrial Co.
	Ltd.	22,025
2,600	Kisoji Co. Ltd.	53,402
10,000	Kissei Pharmaceutical Co. Ltd.	217,290
41,000	Kitagawa Iron Works Co.
	Ltd.(b)	72,911
3,100	Kita-Nippon Bank Ltd. (The)	81,511

Shares		Value

JAPAN (continued)
33,000	Kitz Corp.	$188,110
289,000	Kiyo Holdings, Inc.	377,339
16,000	Koa Corp.	191,432
9,000	Koatsu Gas Kogyo Co. Ltd.	50,586
4,100	Kobayashi Pharmaceutical Co.
	Ltd.	165,491
13,200	Kohnan Shoji Co. Ltd.	168,319
13,000	Koike Sanso Kogyo Co. Ltd.	38,707
6,000	Koito Industries Ltd.(b)	12,155
25,000	Koito Manufacturing Co. Ltd.	411,721
11,500	Kojima Co. Ltd.	97,858
2,000	Kokusai Kogyo Holdings Co.
	Ltd.(b)	4,634
38,100	Kokuyo Co. Ltd.	355,547
5,000	Komai Tekko, Inc.	11,489
9,000	Komatsu Seiren Co. Ltd.	37,313
2,600	Komatsu Wall Industry Co. Ltd.	28,125
4,200	Komeri Co. Ltd.	106,827
28,400	Komori Corp.	375,462
5,310	Konaka Co. Ltd.	21,496
4,900	Konami Co. Ltd.	95,065
5,400	Konishi Co.Ltd.	62,272
5,100	Kose Corp.	118,749
26,000	Krosaki Harima Corp.	132,147
3,000	KRS Corp.	28,029
10,128	K’s Holdings Corp.	268,940
61,000	Kumagai Gumi Co. Ltd.(b)	52,203
23,000	Kumiai Chemical Industry Co.
	Ltd.	68,297
1,400	Kura Corp.	24,747
87,000	Kurabo Industries Ltd.	156,555
39,000	KUREHA Corp.	192,132
57,000	Kurimoto Ltd.(b)	105,284
13,000	Kuroda Electric Co. Ltd.	196,359
39,000	Kyodo Printing Co. Ltd.	113,670
19,000	Kyodo Shiryo Co. Ltd.	24,383
5,900	Kyoei Steel Ltd.	109,473
16,000	Kyoei Tanker Co. Ltd.	38,486
17,200	Kyokuto Kaihatsu Kogyo Co.
	Ltd.	65,639
10,300	Kyokuto Securities Co. Ltd.	87,504
18,000	Kyokuyo Co. Ltd.	36,044
8,000	Kyorin Co. Ltd.	115,046
3,000	Kyoritsu Maintenance Co. Ltd.	49,324
22,000	Kyosan Electric Manufacturing
	Co. Ltd.	110,963
16,000	Kyowa Exeo Corp.	131,943
500	Kyowa Leather Cloth Co. Ltd.	2,119
16,000	Kyudenko Corp.	92,997
15,000	Laox Co. Ltd.(b)	17,920
1,400	LEC, Inc.	24,178
60,000	Leopalace21 Corp.(b)	373,015
8,500	Life Corp.	140,013
11,600	Lintec Corp.	220,348
32,000	Lion Corp.	159,525
4,300	Mabuchi Motor Co. Ltd.	237,007

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
4,500	Macnica, Inc.	$103,807
63,000	Maeda Corp.	210,594
28,000	Maeda Road Construction Co.
	Ltd.	240,004
6,200	Maezawa Kasei Industries Co.
	Ltd.	59,675
2,600	Maezawa Kyuso Industries Co.
	Ltd.	34,530
54,000	Makino Milling Machine Co.
	Ltd.(b)	374,271
3,300	Mandom Corp.	87,532
2,900	Mars Engineering Corp.	57,387
13,800	Marubun Corp.	101,600
59,000	Marudai Food Co. Ltd.	163,191
3,000	Maruei Department Store Co.
	Ltd.(b)	4,617
27,000	Maruetsu, Inc. (The)	112,632
69,910	Maruha Nichiro Holdings, Inc.	98,328
115,500	Marui Group Co. Ltd.	913,060
11,900	Maruichi Steel Tube Ltd.	228,667
20,700	Marusan Securities Co. Ltd.	125,641
3,400	Maruwa Co. Ltd.	71,854
24,000	Maruyama Manufacturing Co.,
	Inc.(b)	52,079
32,000	Maruzen Showa Unyu Co. Ltd.	116,637
6,300	Maspro Denkoh Corp.	61,591
2,200	Matsuda Sangyo Co. Ltd.	39,199
16,600	Matsui Securities Co. Ltd.	124,678
8,000	Matsuya Co. Ltd.(b)	85,081
2,800	Matsuya Foods Co. Ltd.	40,222
8,000	Max Co. Ltd.	86,688
5,000	Maxvalu Tokai Co. Ltd.	55,235
2,800	MEC Co. Ltd.	17,641
3,500	Megachips Corp.	51,369
1,400	Megane Top Co. Ltd.	11,750
6,600	Megmilk Snow Brand Co. Ltd.	111,148
41,000	Meidensha Corp.	187,483
6,700	Meiko Network Japan Co. Ltd.	46,917
4,900	Meitec Corp.	102,879
5,000	Meito Sangyo Co. Ltd.	68,235
200	Meito Transportation Co. Ltd.	1,679
20,900	Meiwa Corp.(b)	63,075
10,000	Meiwa Estate Co. Ltd.(b)	71,145
3,000	Melco Holdings, Inc.	83,559
31,000	Mercian Corp.	63,768
51,000	Michinoku Bank Ltd. (The)	100,363
13,600	Mikuni Coca-Cola Bottling Co.
	Ltd.	107,811
1,680	Milbon Co. Ltd.	38,930
5,500	Mimasu Semiconductor Industry
	Co. Ltd.	81,648
75,000	Minato Bank Ltd. (The)	97,010
41,000	Minebea Co. Ltd.	237,908
5,600	Ministop Co. Ltd.	80,912
7,200	Miraca Holdings, Inc.	231,945
4,000	Misawa Homes Co. Ltd.(b)	19,428

Shares		Value

JAPAN (continued)
9,000	MISUMI Group, Inc.	$179,380
14,000	Mito Securities Co. Ltd.	34,122
19,000	Mitsuba Corp.(b)	117,657
104,000	Mitsubishi Gas Chemical Co.
	Inc.	627,116
16,000	Mitsubishi Kakoki Kaisha Ltd.	42,826
38,000	Mitsubishi Logistics Corp.	496,837
116,000	Mitsubishi Paper Mills Ltd.(b)	146,498
6,000	Mitsubishi Pencil Co. Ltd.	88,465
56,000	Mitsubishi Steel Manufacturing
	Co. Ltd.	138,354
23,000	Mitsuboshi Belting Co. Ltd.	113,405
211,000	Mitsui Chemicals, Inc.	693,074
102,000	Mitsui Engineering &
	Shipbuilding Co. Ltd.	271,740
9,400	Mitsui High-Tec, Inc.(b)	80,830
15,000	Mitsui Home Co. Ltd.	91,171
510	Mitsui Knowledge Industry Co.
	Ltd.	92,240
18,000	Mitsui Matsushima Co. Ltd.	36,113
230,000	Mitsui Mining & Smelting Co.
	Ltd.	630,266
26,000	Mitsui Sugar Co. Ltd.	87,788
25,000	Mitsui-Soko Co. Ltd.	101,748
21,100	Mitsumi Electric Co. Ltd.	459,132
6,000	Mitsumura Printing Co. Ltd.	20,073
14,000	Mitsuuroko Co. Ltd.	99,492
6,100	Miura Co. Ltd.	149,157
4,000	Miyaji Engineering Group,
	Inc.(b)	4,799
5,100	Miyakoshi Corp.(b)	32,415
55,000	Miyazaki Bank Ltd. (The)	162,360
34,000	Miyoshi Oil & Fat Co. Ltd.	54,488
67,856	Mizuho Investors Securities Co.
	Ltd.(b)	70,229
30,000	Mizuno Corp.	133,621
14,000	Mochida Pharmaceutical Co.
	Ltd.	133,368
4,700	Modec, Inc.	85,949
167	Monex Group, Inc.	80,222
30,100	Mori Seiki Co. Ltd.	362,462
43,000	Morinaga & Co. Ltd.	94,578
59,000	Morinaga Milk Industry Co. Ltd.	238,363
13,000	Morita Holdings Corp	65,903
12,000	Mory Industries, Inc.	43,307
8,000	MOS Food Services, Inc.	129,724
4,200	Moshi Moshi Hotline, Inc.	86,436
7,000	Mr Max Corp.	33,071
2,200	Musashi Seimitsu Industry Co.
	Ltd.	54,531
13,900	Musashino Bank Ltd. (The)	412,352
26,000	Mutoh Holdings Co. Ltd.(b)	42,540
11,000	Nabtesco Corp.	138,626
57,000	Nachi-Fujikoshi Corp.	171,169
500	Nagaileben Co. Ltd.	11,342
30,000	Nagano Bank Ltd. (The)	58,870
50,000	Nagase & Co. Ltd.	596,432

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
7,000	Nagatanien Co. Ltd.	$64,430
18,000	Nagoya Railroad Co. Ltd.	50,186
17,000	Nakabayashi Co. Ltd.	36,465
9,000	Nakamuraya Co. Ltd.	43,767
40,000	Nakayama Steel Works Ltd.(b)	66,248
41,200	Namco Bandai Holdings, Inc.	411,107
51,000	Nankai Electric Railway Co.
	Ltd.	199,641
53,000	Nanto Bank Ltd. (The)	282,825
2,800	Natori Co. Ltd.	24,823
8,900	NEC Capital Solutions Ltd.	122,407
3,900	NEC Fielding Ltd.	52,557
4,200	NEC Mobiling Ltd.	106,224
8,200	NEC Networks & System
	Integration Corp.	100,320
43	NET One Systems Co. Ltd.	62,330
13,600	Neturen Co. Ltd.	106,176
5,000	New Japan Radio Co. Ltd.(b)	16,457
45,000	NGK Spark Plug Co. Ltd.	610,625
61,000	NHK Spring Co. Ltd.	586,045
3,900	NIC Corp.	16,376
41,000	Nice Holdings, Inc.	88,767
15,000	Nichia Steel Works Ltd.	44,043
31,000	Nichias Corp.	132,314
17,000	Nichiban Co. Ltd.	57,466
27,100	Nichicon Corp.	362,747
1,600	Nichiden Corp.	43,648
11,000	Nichiha Corp.	111,357
8,000	Nichii Gakkan Co.	78,290
26,000	Nichimo Co. Ltd.	44,666
92,000	Nichirei Corp.	364,697
9,000	Nichireki Co. Ltd.	45,365
3,100	Nidec Copal Corp.	51,564
9,000	Nidec Sankyo Corp.	79,347
2,800	Nidec Tosok Corp.	53,306
13,600	Nifco, Inc.	304,128
10	NIFTY Corp.	8,404
120	Nihon Chouzai Co. Ltd.	3,556
4,400	Nihon Dempa Kogyo Co. Ltd.	95,537
2,400	Nihon Eslead Corp.	24,691
8,000	Nihon Kohden Corp.	153,133
2	Nihon M&A Center, Inc.	7,228
10,000	Nihon Nohyaku Co. Ltd.	55,486
11,000	Nihon Parkerizing Co. Ltd.	157,438
1,000	Nihon Shokuhin Kako Co. Ltd.	7,029
20,000	Nihon Spindle Manufacturing
	Co. Ltd.(b)	36,395
1,100	Nihon Tokushu Toryo Co. Ltd.	4,508
2,050	Nihon Trim Co. Ltd.	41,507
12,600	Nihon Unisys Ltd.	100,403
46,000	Nihon Yamamura Glass Co.
	Ltd.	149,792
8,000	Nikkiso Co. Ltd.	62,682
28,000	Nippo Corp.	216,111
50,000	Nippon Beet Sugar
	Manufacturing Co. Ltd.	120,345

Shares		Value

JAPAN (continued)
43,000	Nippon Carbide Industries Co.,
	Inc.(b)	$88,248
21,000	Nippon Carbon Co. Ltd.	75,712
6,200	Nippon Ceramic Co. Ltd.	75,804
39,000	Nippon Chemical Industrial Co.
	Ltd.	95,836
42,000	Nippon Chemi-Con Corp.(b)	173,797
7,000	Nippon Chemiphar Co. Ltd.	21,406
30,000	Nippon Coke & Engineering
	Co. Ltd.	55,773
25,000	Nippon Concrete Industries Co.
	Ltd.	41,891
13,000	Nippon Denko Co. Ltd.	91,880
16,000	Nippon Densetsu Kogyo Co.
	Ltd.	150,189
11,000	Nippon Denwa Shisetsu Co.
	Ltd.	34,177
400	Nippon Felt Co. Ltd.	1,804
300	Nippon Filcon Co. Ltd.	1,658
6,300	Nippon Fine Chemical Co. Ltd.	43,687
43,000	Nippon Flour Mills Co. Ltd.	203,818
26,000	Nippon Formula Feed
	Manufacturing Co. Ltd.(b)	35,245
8,000	Nippon Gas Co. Ltd.	111,192
1,000	Nippon Hume Corp.	3,160
27	Nippon Jogesuido Sekkei Co.
	Ltd.	30,901
3,400	Nippon Kanzai Co. Ltd.	54,619
15,000	Nippon Kasei Chemical Co.
	Ltd.	29,163
40,000	Nippon Kayaku Co. Ltd.	351,592
44,000	Nippon Kinzoku Co. Ltd.(b)	81,469
31,000	Nippon Koei Co. Ltd.	94,626
29,000	Nippon Konpo Unyu Soko Co.
	Ltd.	345,046
26,000	Nippon Koshuha Steel Co.
	Ltd.(b)	32,669
233,000	Nippon Light Metal Co. Ltd.(b)	337,789
60,000	Nippon Meat Packers, Inc.	757,943
64,000	Nippon Metal Industry Co. Ltd.	97,596
56,000	Nippon Paint Co. Ltd.	357,096
247	Nippon Parking Development
	Co. Ltd.	12,338
8,000	Nippon Pillar Packing Co. Ltd.	56,567
46,000	Nippon Piston Ring Co. Ltd.(b)	59,069
37,000	Nippon Road Co. Ltd. (The)	96,915
10,000	Nippon Seiki Co. Ltd.	109,981
10,000	Nippon Seisen Co. Ltd.	47,516
2,000	Nippon Sharyo Ltd.	11,314
236,000	Nippon Sheet Glass Co. Ltd.	775,213
16,000	Nippon Shinyaku Co. Ltd.	184,174
39,000	Nippon Shokubai Co. Ltd.	352,539
14,000	Nippon Signal Co. Ltd. (The)	120,462
52,000	Nippon Soda Co. Ltd.	233,056
20,000	Nippon Steel Trading Co. Ltd.	53,690
63,700	Nippon Suisan Kaisha Ltd.	184,325

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
26,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	$183,405
32,000	Nippon Thompson Co. Ltd.	217,014
21,000	Nippon Valqua Industries Ltd.	48,230
50,500	Nippon Yakin Kogyo Co. Ltd.(b)	186,928
4,000	Nippon Yusoki Co. Ltd.	9,279
12,000	Nipro Corp.	227,079
118,000	Nishimatsu Construction Co. Ltd.	167,310
11,400	Nishimatsuya Chain Co. Ltd.	128,380
293,000	Nishi-Nippon City Bank Ltd. (The)	843,218
40,000	Nishi-Nippon Railroad Co. Ltd.	151,417
18,000	Nissan Chemical Industries Ltd.	243,133
34,000	Nissan Shatai Co. Ltd.	254,899
6,800	Nissei Corp.	53,216
1,500	Nissei Plastic Industrial Co. Ltd.(b)	5,142
7,900	Nissen Holdings Co. Ltd.	32,338
3,400	Nissha Printing Co. Ltd.	118,689
7,300	Nisshin Fudosan Co. Ltd.	52,891
42,000	Nisshin Oillio Group Ltd. (The)	221,335
278,000	Nisshin Steel Co. Ltd.	587,859
40,000	Nisshinbo Holdings, Inc.	424,870
39,000	Nissin Corp.	88,295
17,000	Nissin Electric Co. Ltd.	87,279
13,900	Nissin Kogyo Co. Ltd.	225,995
21,000	Nissin Sugar Manufacturing Co. Ltd.	44,665
5,600	Nissui Pharmaceutical Co. Ltd.	40,760
8,900	Nitta Corp.	140,148
25,000	Nittetsu Mining Co. Ltd.	111,303
85,000	Nitto Boseki Co. Ltd.	190,070
13,000	Nitto Kogyo Corp.	136,944
4,400	Nitto Kohki Co. Ltd.	94,722
9,000	Nitto Seiko Co. Ltd.	34,011
6,200	Noevir Co. Ltd.	65,644
60,000	NOF Corp.	234,016
6,000	Nohmi Bosai Ltd.	37,527
39,500	NOK Corp.	671,419
23,000	Nomura Co. Ltd.	87,007
58,000	Noritake Co. Ltd.	202,487
9,600	Noritsu Koki Co. Ltd.	76,266
9,000	Noritz Corp.	136,689
3,700	NS Solutions Corp.	83,517
10,600	NSD Co. Ltd.	129,713
141,000	NTN Corp.	619,184
4,300	Obara Corp.	49,863
18,000	Obayashi Road Corp.	41,964
350	OBIC Business Consultants Ltd.	19,466
960	Obic Co. Ltd.	192,544
20,000	Oenon Holdings, Inc.	43,969
113,000	Ogaki Kyoritsu Bank Ltd. (The)	369,948
3,600	Ohara, Inc.	58,428
700	Ohashi Technica, Inc.	4,618

Shares		Value

JAPAN (continued)
4,838	Oiles Corp.	$79,523
69,000	Oita Bank Ltd. (The)	242,346
17,800	Okabe Co. Ltd.	67,922
13,000	Okamoto Industries, Inc.	52,673
24,000	Okamura Corp.	144,131
61,000	Okasan Securities Group, Inc.	276,265
135,000	Oki Electric Industry Co. Ltd.(b)	139,905
2,860	Okinawa Electric Power Co., Inc. (The)	161,066
32,000	OKK Corp.(b)	48,279
55,000	OKUMA Corp.(b)	390,212
75,000	Okumura Corp.	255,053
17,000	Okura Industrial Co. Ltd.(b)	47,879
9,000	Okuwa Co. Ltd.	100,810
3,700	Olympic Corp.	25,353
12,000	O-M Ltd.	46,489
7,000	ONO Sokki Co. Ltd.	27,467
7,000	Onoken Co. Ltd.	63,285
59,000	Onward Holdings Co. Ltd.	488,037
10,000	Organo Corp.	76,623
15,000	Origin Electric Co. Ltd.(b)	60,168
5,000	Osaka Organic Chemical Industry Ltd.	40,174
7,100	Osaka Steel Co. Ltd.	112,298
1,300	OSAKA Titanium Technologies Co.	51,003
6,000	Osaki Electric Co. Ltd.	57,120
10,600	OSG Corp.	126,108
2,100	Otsuka Corp.	149,305
8,300	Oyo Corp.	69,312
86	Pacific Golf Group International Holdings KK	60,716
19,000	Pacific Industrial Co. Ltd.	104,967
9,000	Pacific Metals Co. Ltd.	74,438
1,900	Pack Corp. (The)	31,744
2,000	Pal Co. Ltd.	68,013
18,000	PanaHome Corp.	120,708
7,700	Paramount Bed Co. Ltd.	145,187
17,400	Parco Co. Ltd.	154,609
4,600	Paris Miki Holdings, Inc.	44,474
13,000	Park24 Co. Ltd.	145,649
27	Pasona Group, Inc.	18,174
109,000	Penta-Ocean Construction Co. Ltd.	182,554
2,900	Pigeon Corp.	108,556
54	Pilot Corp.	77,679
2,800	Piolax, Inc.	59,025
60,300	Pioneer Corp.(b)	228,061
3,300	Plenus Co. Ltd.	44,725
57,000	Press Kogyo Co. Ltd.(b)	179,712
38,000	Prima Meat Packers Ltd.	42,793
3,300	Pronexus, Inc.	20,455
17,000	PS Mitsubishi Construction Co. Ltd.(b)	59,150
27,500	Raito Kogyo Co. Ltd.	75,094

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
31,000	Rasa Industries Ltd.(b)	$37,008
17,600	Renesas Electronics Corp.(b)	240,452
46,840	Rengo Co. Ltd.	269,092
28,300	Renown, Inc.(b)	50,792
10,000	Resort Solution Co. Ltd.	18,316
6,192	Resorttrust, Inc.	90,409
3,000	Rheon Automatic Machinery Co. Ltd.	7,940
36,000	Rhythm Watch Co. Ltd.	60,057
7,300	Ricoh Leasing Co. Ltd.	185,211
5,000	Right On Co. Ltd.	40,220
31,000	Riken Corp.	123,472
6,400	Riken Keiki Co. Ltd.	43,834
20,000	Riken Technos Corp.	62,710
2,600	Riken Vitamin Co. Ltd.	70,033
3,700	Ringer Hut Co. Ltd.	41,979
5,200	Rinnai Corp.	255,028
73	Risa Partners, Inc.	46,079
200	Riso Kagaku Corp.	2,444
698	Riso Kyoiku Co. Ltd.	40,914
3,300	Rock Field Co. Ltd.	46,791
18,000	Rohto Pharmaceutical Co. Ltd.	196,326
9,300	Roland Corp.	131,575
2,200	Roland DG Corp.	36,194
16,200	Round One Corp.	132,090
6,000	Royal Holdings Co. Ltd.	59,108
61,000	Ryobi Ltd.(b)	211,612
23,000	Ryoden Trading Co. Ltd.	133,401
3,400	Ryohin Keikaku Co. Ltd.	154,582
13,500	Ryosan Co. Ltd.	359,956
3,300	Ryoshoku Ltd.	78,397
10,100	Ryoyo Electro Corp.	102,956
5,000	S Foods, Inc.	42,256
119,000	S Science Co. Ltd.(b)	3,800
4,000	Sagami Chain Co. Ltd.(b)	25,327
20,000	Sagami Co. Ltd.(b)	28,634
65,000	Saibu Gas Co. Ltd.	174,783
5,000	Saizeriya Co. Ltd.	97,231
44,000	Sakai Chemical Industry Co. Ltd.	197,892
5,000	Sakai Heavy Industries Ltd.	9,074
39,000	Sakai Ovex Co. Ltd.(b)	44,330
25,000	Sakata INX Corp.	112,898
12,000	Sakata Seed Corp.	166,817
3,500	Sala Corp.	20,613
1,100	San-A Co. Ltd.	45,009
24,000	San-Ai Oil Co. Ltd.	110,202
41,000	Sanden Corp.	153,476
7,500	Sanei-International Co. Ltd.	109,379
400	Sangetsu Co. Ltd.	8,780
73,000	San-In Godo Bank Ltd. (The)	559,387
15,700	Sanix, Inc.(b)	31,081
9,000	Sankei Building Co. Ltd. (The)	64,805
55,000	Sanken Electric Co. Ltd.(b)	217,344
23,000	Sanki Engineering Co. Ltd.	186,358

Shares		Value

JAPAN (continued)
42	Sanko Marketing Foods Co. Ltd.	$36,722
10,000	Sankyo Seiko Co. Ltd.	28,964
114,000	Sankyo-Tateyama Holdings, Inc.(b)	168,513
34,000	Sankyu, Inc.	154,669
20,600	Sanoh Industrial Co. Ltd.	164,583
9,400	Sanrio Co. Ltd.	97,264
14,200	Sanshin Electronics Co. Ltd.	133,004
6,000	Sansui Electric Co. Ltd.(b)	253
2,800	Santen Pharmaceutical Co. Ltd.	89,420
67,000	Sanwa Holdings Corp.	249,607
25,000	Sanyo Chemical Industries Ltd.	152,512
10,000	Sanyo Denki Co. Ltd.	54,795
48	Sanyo Housing Nagoya Co. Ltd.	43,432
40,000	Sanyo Shokai Ltd.	143,427
33,000	Sanyo Special Steel Co. Ltd.(b)	144,929
141,500	Sapporo Hokuyo Holdings, Inc.	651,277
35,000	Sapporo Holdings Ltd.	171,930
18,000	Sasebo Heavy Industries Co. Ltd.	38,445
8,200	Sato Corp.	106,859
4,600	Sato Shoji Corp.	28,242
4,200	Satori Electric Co. Ltd.	38,479
15,000	SAXA Holdings, Inc.(b)	28,198
6,400	Scroll Corp.	30,961
1,600	Secom Joshinetsu Co. Ltd.	33,754
2,500	Secom Techno Service Co. Ltd.	68,955
13,000	Seika Corp.	30,098
5,600	Seikagaku Corp.	56,394
36,000	Seiko Holdings Corp.(b)	85,381
100	Seiko PMC Corp.	320
67,000	Seino Holdings Corp.	483,129
23,000	Seiren Co. Ltd.	141,809
13,000	Sekisui Jushi Corp.	120,275
29,000	Sekisui Plastics Co. Ltd.	138,822
29,000	Senko Co. Ltd.	114,734
300	Senshu Electric Co. Ltd.	3,457
13,400	Senshukai Co. Ltd.	75,473
5,000	Shibaura Mechatronics Corp.(b)	22,598
13,000	Shibusawa Warehouse Co. Ltd. (The)	50,374
9,700	Shibuya Kogyo Co. Ltd.	79,353
98,000	Shiga Bank Ltd. (The)	584,845
61,000	Shikibo Ltd.	93,692
57,000	Shikoku Bank Ltd. (The)	176,199
15,000	Shikoku Chemicals Corp.	84,648
5,400	Shima Seiki Manufacturing Ltd.	140,549
20,000	Shimachu Co. Ltd.	415,879
32,000	Shimadzu Corp.	265,071
3,500	Shimizu Bank Ltd. (The)	130,154
7,200	Shin Nippon Air Technologies Co. Ltd.	50,139
31,000	Shinagawa Refractories Co. Ltd.	96,625
29,000	Shindengen Electric Manufacturing Co. Ltd.(b)	98,123

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
21,100	Shin-Etsu Polymer Co. Ltd.	$158,989
8,200	Shinkawa Ltd.	137,015
9,000	Shin-Keisei Electric Railway Co. Ltd.	34,426
12,000	Shinko Electric Industries Co. Ltd.	213,062
5,000	Shinko Plantech Co. Ltd.	46,318
8,000	Shinko Shoji Co. Ltd.	85,557
7,000	Shinko Wire Co. Ltd.	12,051
8,000	Shin-Kobe Electric Machinery Co. Ltd.	76,706
41,000	Shinmaywa Industries Ltd.	178,710
12,100	Shinnihon Corp.	35,156
16,000	Shinsho Corp.	36,029
27,000	Shinwa Kaiun Kaisha Ltd.	83,129
101	Ship Healthcare Holdings, Inc.	68,881
15,000	Shiroki Corp.	39,367
2,000	Shizuki Electric Co., Inc.	7,704
15,000	Shizuoka Gas Co. Ltd.	86,364
4,900	SHO-BOND Holdings Co. Ltd.	94,628
4,300	Shobunsha Publications, Inc.	31,079
18,000	Shochiku Co. Ltd.	154,207
500	Shofu, Inc.	3,890
34,000	Shoko Co. Ltd.	51,407
5,000	Showa Aircraft Industry Co. Ltd.	39,834
17,100	Showa Corp.(b)	123,347
363,600	Showa Denko KK	826,449
32,000	Showa Sangyo Co. Ltd.	98,597
11,600	Siix Corp.	148,790
82	Simplex Technology, Inc.	50,892
15,000	Sinanen Co. Ltd.	65,857
22,000	Sinfonia Technology Co. Ltd.	48,211
22,300	Sintokogio Ltd.	185,862
559	SKY Perfect JSAT Holdings, Inc.	224,704
32,000	SMK Corp.	162,190
1,800	SNT Corp.	6,736
13,000	Sodick Co. Ltd.(b)	45,998
2,200	Soft99 Corp.	14,983
1,200	Sogo Medical Co. Ltd.	35,880
19,500	Sohgo Security Services Co. Ltd.	217,472
539,900	Sojitz Corp.	973,642
25	So-Net Entertainment Corp.	65,345
39,000	Sotetsu Holdings, Inc.	162,324
200	SPK Corp	2,876
3,100	Square Enix Holdings Co. Ltd.	65,472
2,500	SRA Holdings, Inc.	23,930
35	SRI Sports Ltd.	34,491
5,000	ST Corp.	54,958
1,000	St. Marc Holdings Co. Ltd.	38,493
11,000	Star Micronics Co. Ltd.	136,191
30,000	Starzen Co. Ltd.	77,603
2,000	Stella Chemifa Corp.	77,020
4,200	Sugi Holdings Co. Ltd.	94,490
2,900	Sugimoto & Co. Ltd.	28,297

Shares		Value

JAPAN (continued)
8,100	Sumida Corp.	$110,473
37,000	Sumikin Bussan Corp.	91,399
23,000	Suminoe Textile Co. Ltd.(b)	56,657
5,600	Sumiseki Holdings, Inc.(b)	6,212
8,800	Sumisho Computer Systems Corp.	144,984
76,000	Sumitomo Bakelite Co. Ltd.	418,765
12,300	Sumitomo Densetsu Co. Ltd.	62,341
48,700	Sumitomo Forestry Co. Ltd.	410,641
97,000	Sumitomo Light Metal Industries Ltd.(b)	105,329
37,800	Sumitomo Mitsui Construction Co. Ltd.(b)	35,450
165,000	Sumitomo Osaka Cement Co. Ltd.	316,892
12,300	Sumitomo Pipe & Tube Co. Ltd.	82,155
12,000	Sumitomo Precision Products Co. Ltd.	41,841
1,370	Sumitomo Real Estate Sales Co. Ltd.	67,223
32,500	Sumitomo Rubber Industries, Inc.	290,506
13,000	Sumitomo Seika Chemicals Co. Ltd.	49,702
56,000	Sumitomo Warehouse Co. Ltd. (The)	265,894
4,400	Sundrug Co. Ltd.	102,697
10,500	Sunx Ltd.	51,211
38,000	Suruga Bank Ltd.	372,897
12,700	Suzuken Co. Ltd.	485,676
102,000	SWCC Showa Holdings Co. Ltd.(b)	111,108
62,000	SXL Corp.(b)	41,861
4,100	Sysmex Corp.	245,965
54	SysproCatena Corp.	38,967
6,800	T. Hasegawa Co. Ltd.	99,895
13,000	T. RAD Co. Ltd.	38,639
5,000	Tachibana Eletech Co. Ltd.	40,909
9,800	Tachi-S Co. Ltd.	115,758
38,000	Tadano Ltd.	205,242
13,000	Taihei Dengyo Kaisha Ltd.	118,553
22,000	Taihei Kogyo Co. Ltd.	91,545
401,000	Taiheiyo Cement Corp.(b)	567,066
9,900	Taiho Kogyo Co. Ltd.	104,694
9,400	Taikisha Ltd.	164,786
329,900	Taisei Corp.	751,616
45,000	Taiyo Yuden Co. Ltd.	696,329
300	Takachiho Koheki Co. Ltd.	2,997
22,000	Takagi Securities Co. Ltd.	41,784
6,600	Takamatsu Construction Group Co. Ltd	79,904
6,500	Takano Co. Ltd.	41,809
29,000	Takara Holdings, Inc.	152,635
3,800	Takara Printing Co. Ltd.	31,817
44,000	Takara Standard Co. Ltd.	288,319
16,000	Takasago International Corp.	81,017

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
21,000	Takasago Thermal Engineering Co. Ltd.	$186,262
26,000	Takashima & Co. Ltd.	44,021
91,000	Takashimaya Co. Ltd.	862,733
10,600	Takata Corp.	265,799
276	Take and Give Needs Co. Ltd.(b)	27,553
9,000	Takihyo Co. Ltd.	45,912
14,000	Takiron Co. Ltd.	42,122
31,000	Takuma Co. Ltd.(b)	76,041
5,900	Tamron Co. Ltd.	98,304
37,000	Tamura Corp.	122,874
17,000	Tatsuta Electric Wire and Cable Co. Ltd.	41,082
19,000	Tayca Corp.	54,503
3,000	TBK Co. Ltd.	10,207
27,000	Teac Corp.(b)	14,884
1,200	Techno Ryowa Ltd.	5,592
11,170	Tecmo Koei Holdings Co. Ltd.	89,634
800	Teikoku Electric Manufacturing Co. Ltd.	15,626
9,800	Teikoku Piston Ring Co. Ltd.	77,400
7,000	Teikoku Sen-I Co. Ltd.	36,649
8,000	Teikoku Tsushin Kogyo Co. Ltd.	20,140
72,000	Tekken Corp.(b)	72,617
8,300	Tenma Corp.	101,640
26	T-GAIA Corp.	42,647
21,400	THK Co. Ltd.	469,862
5,600	TKC Corp.	98,522
78,000	Toa Corp.	94,465
22,000	Toa Oil Co. Ltd.	24,506
18,000	Toa Road Corp.	33,115
82,000	Toagosei Co. Ltd.	376,027
15,000	Tobu Store Co. Ltd.	42,762
31,400	TOC Co. Ltd.	145,049
3,000	Tocalo Co. Ltd.	61,388
41,000	Tochigi Bank Ltd. (The)	171,737
101,000	Toda Corp.	365,713
15,000	Toda Kogyo Corp.	107,574
26,000	Toei Co. Ltd.	135,442
16,000	Toenec Corp.	88,098
93,000	Toho Bank Ltd. (The)	292,278
43,000	Toho Gas Co. Ltd.	217,592
10,900	Toho Holdings Co. Ltd.	174,985
9,000	Toho Real Estate Co. Ltd.	57,733
2,100	Toho Titanium Co. Ltd.	47,056
37,000	Toho Zinc Co. Ltd.	175,268
16,000	Tohoku Bank Ltd. (The)	23,790
14,000	Tohto Suisan Co. Ltd.	26,239
54,000	Tokai Carbon Co. Ltd.	316,309
13,000	Tokai Corp.	70,117
16,800	Tokai Rika Co. Ltd.	360,491
16,500	Tokai Rubber Industries, Inc.	202,589
83,000	Tokai Tokyo Financial Holdings	321,096

Shares		Value

JAPAN (continued)
1,230	Token Corp.	$36,044
4,000	Toko Electric Corp.	26,063
39,000	Toko, Inc.(b)	73,690
35,840	Tokushu Tokai Holdings Co. Ltd.	95,810
84,000	Tokuyama Corp.	470,432
38,000	Tokyo Dome Corp.	108,588
18	Tokyo Electron Device Ltd.	28,266
16,000	Tokyo Energy & Systems, Inc.	112,073
26,000	Tokyo Keiki, Inc.	47,112
14,000	Tokyo Kikai Seisakusho Ltd.(b)	17,274
18,800	Tokyo Ohka Kogyo Co. Ltd.	393,787
11,000	Tokyo Rakutenchi Co. Ltd.	42,460
21,000	Tokyo Rope Manufacturing Co. Ltd.	55,205
1,000	Tokyo Sangyo Co. Ltd.	2,936
11,900	Tokyo Seimitsu Co. Ltd.(b)	203,008
41,600	Tokyo Steel Manufacturing Co. Ltd.	557,464
30,000	Tokyo Style Co. Ltd.	248,614
175,000	Tokyo Tatemono Co. Ltd.	807,011
5,800	Tokyo Tatemono Real Estate Sales Co. Ltd.	20,111
12,000	Tokyo Tekko Co. Ltd.	36,166
20,000	Tokyo Theaters Co., Inc.	32,632
14,600	Tokyo Tomin Bank Ltd. (The)	177,178
34,000	Tokyotokeiba Co. Ltd.	49,787
2,300	Tokyu Community Corp.	58,361
10,980	Tokyu Construction Co. Ltd.	31,202
103,000	Tokyu Land Corp.	440,264
3,900	Tokyu Livable, Inc.	40,972
15,000	Toli Corp.	30,255
20,000	Tomato Bank Ltd.	39,833
2,700	Tomen Devices Corp.	54,249
3,900	Tomen Electronics Corp.	47,794
14,800	Tomoe Corp.	37,562
2,700	Tomoe Engineering Co. Ltd.	37,515
24,000	Tomoku Co. Ltd.	56,010
57,000	Tomony Holdings, Inc.(b)	195,997
8,436	Tomy Co. Ltd.	65,281
17,000	Tonami Holdings Co. Ltd.	37,995
28,000	Tonichi Carlife Group(b)	35,760
22,100	Topcon Corp.	125,290
9,500	Toppan Forms Co. Ltd.	104,531
14,800	Topre Corp.	121,272
75,000	Topy Industries Ltd.	177,966
6,500	Tori Holdings Co. Ltd.(b)	2,710
23	Toridoll Corp	45,819
5,700	Torigoe Co. Ltd. (The)	45,506
6,300	Torii Pharmaceutical Co. Ltd.	109,114
5,000	Torishima Pump Manufacturing Co. Ltd.	103,215
43,000	Toshiba Machine Co. Ltd.	186,661
17,000	Toshiba Plant Systems & Services Corp.	206,119
58,000	Toshiba TEC Corp.	240,736

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
23,000	Tosho Printing Co. Ltd.(b)	$41,244
147,000	Tosoh Corp.	413,860
16,000	Totetsu Kogyo Co. Ltd.	92,342
38,000	TOTO Ltd.	255,817
22,000	Tottori Bank Ltd. (The)	58,670
4,500	Touei Housing Corp.	48,808
84,000	Towa Bank Ltd. (The)(b)	65,857
2,000	Towa Pharmaceutical Co. Ltd.	115,805
105,000	Toyo Construction Co. Ltd.	63,457
7,200	Toyo Corp.	80,575
7,000	Toyo Electric Manufacturing Co. Ltd.	44,632
13,000	Toyo Engineering Corp.	47,496
87,000	Toyo Ink Manufacturing Co. Ltd.	369,330
19,000	Toyo Kanetsu K K.	40,605
26,000	Toyo Kohan Co. Ltd.	145,886
38,000	Toyo Securities Co. Ltd.	73,894
4,000	Toyo Suisan Kaisha Ltd.	96,421
700	Toyo Tanso Co. Ltd.	37,349
74,000	Toyo Tire & Rubber Co. Ltd.	167,006
20,000	Toyo Wharf & Warehouse Co. Ltd.	34,424
133,000	Toyobo Co. Ltd.	222,275
13,400	Toyota Auto Body Co. Ltd.	215,377
12,600	Transcosmos, Inc.(b)	115,686
8,100	Trusco Nakayama Corp.	133,882
4,300	TS Tech Co. Ltd.	90,232
53,000	Tsubakimoto Chain Co.	243,167
2,000	Tsubakimoto Kogyo Co. Ltd.	4,569
28,000	Tsudakoma Corp.(b)	52,073
34,000	Tsugami Corp.	203,335
15,000	Tsukishima Kikai Co. Ltd.	110,427
27,900	Tsukuba Bank Ltd.(b)	85,760
8,900	Tsumura & Co.	260,023
3,100	Tsuruha Holdings, Inc.	111,634
5,000	Tsurumi Manufacturing Co. Ltd.	34,329
4,000	Tsutsumi Jewelry Co. Ltd.	93,545
31	TV Asahi Corp.	50,605
300	TV Tokyo Corp.	6,504
149,000	Ube Industries Ltd.	376,617
15,000	Ube Material Industries Ltd.	41,860
32,000	Uchida Yoko Co. Ltd.	102,711
6,900	Ulvac, Inc.	162,430
1,300	Unicharm Petcare Corp.	43,300
34,000	Uniden Corp.(b)	111,547
2,700	Unimat Life Corp.	38,407
2,500	Union Tool Co.	74,740
4,000	Unipres Corp.	58,775
5,600	United Arrows Ltd.	67,451
94,000	Unitika Ltd.(b)	79,802
3,400	Universe Co. Ltd.	48,478
79,000	UNY Co. Ltd.	716,620
18,100	U-Shin Ltd.	175,338
15,000	Ushio, Inc.	247,743
3,150	USS Co. Ltd.	215,720

Shares		Value

JAPAN (continued)
7,600	Utoc Corp.	$23,041
15,700	Valor Co. Ltd.	127,282
13,600	Vital KSK Holdings, Inc.	81,100
27,000	Wacoal Holdings Corp.	344,553
33	Wacom Co. Ltd. Japan	51,430
18,000	Wakachiku Construction Co. Ltd.(b)	13,454
5,100	Warabeya Nichiyo Co. Ltd.	60,921
900	Watabe Wedding Corp.	11,635
5,500	WATAMI Co. Ltd.	98,140
22,000	Wood One Co. Ltd.	70,715
5,500	Xebio Co. Ltd.	117,267
6,700	Yachiyo Bank Ltd. (The)	144,472
4,000	Yahagi Construction Co.	24,657
2,600	Yaizu Suisankagaku Industry Co. Ltd.	32,705
4,800	YAMABIKO Corp.	54,970
67,000	Yamagata Bank Ltd. (The)	290,301
18,000	Yamaguchi Financial Group, Inc.	180,236
65,500	Yamaha Corp.	801,129
3,000	Yamaichi Electronics Co. Ltd.(b)	12,255
65,000	Yamanashi Chuo Bank Ltd. (The)	285,796
9,300	Yamatake Corp.	231,856
29,000	Yamatane Corp.	47,249
7,200	Yamato Kogyo Co. Ltd.	228,850
9,000	Yamazaki Baking Co. Ltd.	114,938
100	Yamazawa Co. Ltd.	1,330
18,200	Yamazen Corp.	78,786
2,500	Yaoko Co. Ltd.	72,033
29,000	Yaskawa Electric Corp.	256,328
5,800	Yasuda Warehouse Co. Ltd. (The)	36,126
11,400	Yellow Hat Ltd.	78,888
55,000	Yodogawa Steel Works Ltd.	242,622
13,000	Yokogawa Bridge Holdings Corp.	94,602
75,500	Yokogawa Electric Corp.(b)	645,291
19,000	Yokohama Reito Co. Ltd.	136,193
76,000	Yokohama Rubber Co. Ltd. (The)	354,977
3,700	Yokowo Co. Ltd.	25,164
5,000	Yomeishu Seizo Co. Ltd.	47,593
14,000	Yomiuri Land Co. Ltd.	47,580
9,000	Yondenko Corp.	42,418
9,000	Yonekyu Corp.	84,863
3,500	Yonex Co. Ltd.	24,823
8,300	Yorozu Corp.	129,378
52	Yoshinoya Holdings Co. Ltd.	54,391
72,000	Yuasa Trading Co. Ltd.(b)	74,576
27,000	Yuken Kogyo Co. Ltd.	63,492
3,600	Yukiguni Maitake Co. Ltd.	20,099
20,000	Yurtec Corp.	92,118
800	Yusen Air & Sea Service Co. Ltd.	12,172

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

JAPAN (continued)
2,640	Yushin Precision Equipment Co. Ltd.	$44,143
3,000	Yushiro Chemical Industry Co. Ltd.	38,031
6,400	Zenrin Co. Ltd.	85,064
14,300	Zensho Co. Ltd.	108,172
72,000	Zeon Corp.	434,703
5,000	ZERIA Pharmaceutical Co. Ltd.	49,637
8,300	Zuken, Inc.	66,204

		162,955,076

LIECHTENSTEIN — 0.0%
757	Liechtensteinische Landesbank AG	57,403
1,292	Verwalt & Privat-Bank AG	146,485

		203,888

LUXEMBOURG — 0.0%
4,900	Altisource Portfolio Solutions SA(b)	118,384
6,461	D’amico International Shipping SA(b)	10,237
2,150	Elcoteq SE(b)	5,917
5,544	Oriflame Cosmetics SA	314,149
220,632	Regus Plc	388,400

		837,087

MALAYSIA — 0.2%
61,000	Aeon Co. (Malaysia) Berhad	95,357
226,400	Affin Holdings Berhad	212,450
96,700	AirAsia Berhad(b)	40,742
148,600	Alliance Financial Group Berhad	144,837
45,800	Amway (Malaysia) Holdings Berhad	107,016
58,400	ANN JOO Resources Berhad	52,049
85,200	Bandar Raya Developements Berhad	47,395
22,000	Batu Kawan Berhad	73,757
436,600	Berjaya Corp. Berhad	232,014
10,900	Berjaya Media Berhad(b)	3,097
31,500	Berjaya Sports Toto Berhad	44,962
92,540	Boustead Holdings Berhad	103,399
75,100	Carlsberg Brewery-Malaysia Berhad	126,111
34,000	Chemical Co. of Malaysia Berhad	23,774
169,932	Dialog Group Berhad	56,857
84,900	DNP Holdings Berhad	34,318
369,300	DRB-Hicom Berhad	128,774
166,900	Eastern & Oriental Berhad(b)	51,053
79,400	EON Capital Berhad	175,717
18,500	Fraser & Neave Holdings Berhad	62,466
248,600	Gamuda Berhad	232,636
48,100	Genting Plantations Berhad	102,015
76,900	Guinness Anchor Berhad	166,433

Shares		Value

MALAYSIA (continued)
102,700	GuocoLand Malaysia Berhad	$32,896
60,800	HAP Seng Consolidated Berhad	53,306
110,500	Hap Seng Plantations Holdings Berhad	84,393
54,100	Hong Leong Financial Group Berhad	146,824
51,500	Hong Leong Industries Berhad	74,044
213,100	IGB Corp. Berhad	121,982
387,940	IJM Corp. Berhad	597,304
114,200	IJM Land Berhad(b)	82,545
97,200	IJM Plantations Berhad	76,571
32,800	JT International Berhad	55,895
131,768	Kencana Petroleum Berhad	64,434
54,900	KFC Holdings Malaysia Berhad	136,140
159,300	KLCC Property Holdings Berhad	160,422
538,200	KNM Group Berhad(b)	89,320
93,750	KPJ Healthcare Berhad	85,215
58,700	Kulim Malaysia Berhad	135,717
40,000	Lafarge Malayan Cement
	Berhad	84,340
157,800	Landmarks Berhad(b)	58,787
97,400	Lingkaran Trans Kota Holdings
	Berhad	93,305
322,800	Lion Corp. Berhad(b)	33,002
262,600	Lion Diversified Holdings Berhad	35,696
112,000	Lion Industries Corp. Berhad	61,270
89,880	Mah Sing Group Berhad	48,434
50,000	Malaysia Airports Holdings Berhad	77,422
100,200	Malaysian Airline System Berhad(b)	67,886
64,800	Malaysian Bulk Carriers Berhad	62,880
12,000	Malaysian Pacific Industries	25,667
371,250	Malaysian Resources Corp. Berhad(b)	180,282
82,500	MEASAT Global Berhad(b)	68,597
112,000	Media Prima Berhad	80,013
279,900	MMC Corp. Berhad	217,316
46,000	MNRB Holdings Berhad(b)	42,085
106,100	Muhibbah Engineering M Berhad	32,666
900,000	Mulpha International Berhad(b)	141,410
29,100	Naim Cendera Holdings Berhad	31,017
58,700	NCB Holdings Berhad	61,572
4,700	Nestle Malaysia Berhad	51,785
70,500	Oriental Holdings Berhad	133,882
249,125	OSK Holdings Berhad	111,285
49,086	Parkson Holdings Berhad	89,011
25,500	Pelikan International Corp. Berhad	9,739
106,300	POS Malaysia Berhad	95,783
69,100	Proton Holdings Berhad(b)	103,407
86,870	Puncak Niaga Holdings Berhad	72,705
143,700	Ranhill Berhad	33,290
710,000	Samling Global Ltd.	81,768

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

MALAYSIA (continued)
84,100	SapuraCrest Petroleum Berhad	$60,097
3,700	Sarawak Oil Palms Berhad	3,277
260,900	Scomi Group Berhad	36,781
75,100	Shangri-La Hotels (Malaysia) Berhad	49,160
28,400	Shell Refining Co. Federation of Malaya Berhad	95,913
90,800	SP Setia Berhad	119,196
91,200	Star Publications Malaysia Berhad	96,104
41,790	Subur Tiasa Holdings Berhad	28,478
62,400	Sunrise Berhad	42,244
104,800	Sunway City Berhad	127,592
153,500	Sunway Holdings Berhad	73,010
51,600	Ta Ann Holdings Berhad	92,006
325,600	TA Enterprise Berhad	69,884
195,360	Ta Global Berhad(b)	25,624
195,360	Ta Global Berhad - Preferred Shares(b)	19,513
210,800	TAN Chong Motor Holdings Berhad	302,586
43,100	Telekom Malaysia Berhad	46,777
170,200	Time dotCom Berhad(b)	25,012
140,000	Titan Chemicals Corp. Berhad	56,709
60,480	Top Glove Corp. Berhad	240,211
275,400	Tradewinds Corp. Berhad	54,237
99,300	Uchi Technologies Berhad	44,577
120,375	UEM Land Holdings Berhad(b)	52,551
75,100	UMW Holdings Berhad	148,476
10,800	Unico-Desa Plantations Berhad	3,227
90,600	Unisem (M) Berhad	97,604
38,700	United Plantations Berhad	171,189
105,875	Wah Seong Corp. Berhad	84,595
141,900	WTK Holdings Berhad	57,731
82,258	YNH Property Berhad(b)	45,455
95,600	Zelan Berhad(b)	18,259

		8,988,614

MEXICO — 0.3%
107,100	Alfa SAB de CV - Series A	835,071
22,000	Alsea SAB de CV	23,604
376,100	Axtel SAB de CV - CPO Shares(b)	259,342
27,400	Banco Compartamos SA de CV(b)	155,001
154,500	Carso Infraestructura y Construccion SAB de CV(b)	100,388
10,500	Cia Minera Autlan SAB de CV - Series B	26,096
386,400	Consorcio ARA SAB de CV(b)	266,759
158,600	Corp. GEO SAB de CV - Series B(b)	502,249
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	55,200
27,800	Corp. Moctezuma SAB de CV	69,657

Shares		Value

MEXICO (continued)
34,900	Desarrolladora Homex SAB de CV(b)	$168,997
241,200	Embotelladoras Arca SAB de CV	910,946
179,850	Empresas ICA Sociedad Controladora SAB de CV(b)	474,156
59,000	Genomma Lab Internacional SA de CV - Class B(b)	193,548
90,117	Gruma SAB de CV - Series B(b)	166,148
59,900	Grupo Aeroportuario del Centro Norte SAB de CV	113,308
109,000	Grupo Aeroportuario del Pacifico SAB de CV - Series B.	387,672
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B(b)	911,502
76,400	Grupo Bimbo SAB de CV - Class A	610,282
120,492	Grupo Cementos de Chihuahua SAB de CV(b)	426,293
109,000	Grupo Continental SAB de CV	291,263
67,000	Grupo Famsa SAB de CV - Class A(b)	122,983
250,100	Grupo Financiero Banorte SAB de CV - Series O	1,005,499
57,500	Grupo Industrial Maseca SAB de CV - Series B(d)	51,372
32,600	Grupo Industrial Saltillo Sab de CV(b)	26,769
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	4,020
45,400	Grupo Simec SAB de CV - Series B(b)	126,994
101,300	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	131,641
138,400	Industrias CH SAB de CV - Series B(b)	581,264
5,700	Industrias Penoles SAB de CV	121,062
127,413	Mexichem SAB de CV	365,301
143,500	Organizacion Soriana SAB de CV - Series B(b)	429,139
13,100	Promotora y Operadora de Infraestructura SAB de CV(b)	32,771
25,500	Qualitas Compania de Seguros SA de CV	17,604
194,100	Sare Holding SAB de CV - Class B(b)	66,527
784,800	TV Azteca SA de CV	444,278
125,800	Urbi Desarrollos Urbanos SAB de CV(b)	292,730

		10,767,436

MONACO — 0.0%
560	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	36,428

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

NETHERLANDS — 0.5%
30,663	Aalberts Industries NV	$499,559
1,723	Accell Group	77,918
6,716	AMG Advanced Metallurgical Group NV(b)	74,326
1,517	Amsterdam Commodities NV	11,908
8,272	Arcadis NV(b)	178,880
16,551	ASM International NV(b)	431,285
6,939	BE Semiconductor Industries NV(b)	31,692
2,250	Beter BED Holding NV	55,265
14,708	BinckBank NV	205,722
36,008	Brit Insurance Holdings Plc	436,441
4,451	Brunel International	163,309
16,683	Crucell NV(b)	349,281
3,083	Crucell NV - ADR(b)	64,774
1,761	CSM NV	56,907
1,309	Dockwise Ltd.(b)	37,938
10,240	Draka Holding(b)	199,879
3,556	Exact Holding NV	89,178
4,496	Fornix Biosciences NV	26,904
9,788	Fugro NV - CVA	637,134
903	Gamma Holding NV(b)	15,145
4,353	Grontmij NV CVA	101,319
6,853	Heijmans NV - CVA(b)	115,182
16,720	Imtech NV	527,299
8,442	Innoconcepts(b)	6,714
82,206	James Hardie Industries NV(b)	576,353
4,478	KAS Bank NV - CVA	75,089
419	Kendrion NV(b)	5,551
54,001	Koninklijke BAM Groep NV	404,812
20,051	Koninklijke Boskalis Westminster NV - CVA	904,427
74,944	Koninklijke DSM NV	3,347,515
3,746	Macintosh Retail Group(c)	0
3,746	Macintosh Retail Group NV	83,491
19,570	Mediq NV	362,894
11,366	Nutreco Holding NV	711,135
23,562	Ordina NV(b)	125,282
1,875	Punch Graphix NV(b)	11,112
42,457	Qiagen NV(b)	982,616
11,176	Qurius NV(b)	4,817
44,158	Randstad Holding NV(b)	2,237,439
43,930	SBM Offshore NV	864,478
8,307	Sligro Food Group NV	279,528
60,863	SNS Reaal(b)	351,725
9,011	Super De Boer(b)(c)	0
9,682	Telegraaf Media Groep NV	198,621
9,743	Ten Cate NV	265,862
14,810	Tkh Group(c)	0
14,810	TKH Group NV	310,296
27,942	TomTom NV(b)	223,834
6,421	Unit 4 Agresso NV(b)	167,818
28,285	USG People NV(b)	498,328
6,156	Vopak	504,924
113,928	Wavin NV(b)	227,301

Shares		Value

NETHERLANDS (continued)
52,890	Wolters Kluwer NV	$1,080,644

		19,199,851

NEW ZEALAND — 0.1%
124,893	Air New Zealand Ltd.	123,031
955	Allied Medical Ltd.(c)(d)	0
318,777	Auckland International Airport Ltd.	463,468
77,302	Contact Energy Ltd.(b)	349,912
206	Ebos Group Ltd.(b)	972
253,331	Fisher & Paykel Appliances Holdings Ltd.(b)	117,718
75,034	Fisher & Paykel Healthcare Corp. Ltd.	191,609
17,741	Freightways Ltd.	40,888
72,534	Infratil Ltd.	90,314
25,306	Mainfreight Ltd.	119,845
133,040	New Zealand Oil & Gas Ltd.	149,430
36,746	New Zealand Refining Co. Ltd. (The)(b)	99,811
76,525	Nuplex Industries Ltd.	186,796
5,064	NZX Ltd.(b)	6,620
74,819	PGG Wrightson Ltd.(b)	28,900
80,140	Pike River Coal Ltd.(b)	65,196
36,901	Port of Tauranga Ltd.	187,462
27,536	Pumpkin Patch Ltd.	44,680
76,230	Ryman Healthcare Ltd.	118,743
15,128	Sanford Ltd.	47,207
110,775	Sky City Entertainment Group Ltd.	253,197
71,497	Sky Network Television Ltd.	260,597
16,969	Steel & Tube Holdings Ltd.	32,410
61,029	Tower Ltd.	88,738
27,372	TrustPower Ltd.	147,125
49,480	Vector Ltd.	77,155
34,146	Warehouse Group Ltd. (The)	93,115

		3,384,939

NORWAY — 0.3%
8,000	ABG Sundal Collier Holding ASA	10,158
48,800	Acergy SA	929,629
31,000	Acta Holding ASA(b)	14,967
3,380	Aker ASA - Class A	88,298
70,000	Aker Solutions ASA	1,169,859
7,600	Aktiv Kapital ASA(b)	53,833
34,500	Atea ASA	282,568
23,800	Austevoll Seafood ASA(b)	189,401
19,520	Blom ASA(b)	25,307
4,500	Bonheur ASA	130,993
97,500	BW Offshore Ltd.(b)	159,323
3,200	Camillo Eitzen & Co. ASA(b)	8,030
26,200	Cermaq ASA(b)	291,472
1,964	Det Norske Oljeselskap ASA(b)	10,542
136,848	DNO International ASA(b)	202,884
5,000	DOF ASA(b)	36,973

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

NORWAY (continued)
25,800	EDB Business Partner ASA(b)	$78,879
30,187	Eitzen Chemical ASA(b)	11,748
5,500	Ekornes ASA	119,141
4,800	Electromagnetic Geoservices AS(b)	4,592
3,400	Farstad Shipping ASA	91,988
5,300	Fred Olsen Energy ASA	193,848
6,500	Ganger Rolf ASA	174,955
48,000	Kongsberg Automotive ASA(b)	40,774
12,320	Kongsberg Gruppen ASA	242,329
1,127,000	Marine Harvest(b)	1,045,730
89,656	Norse Energy Corp. ASA(b)	53,452
288,200	Norsk Hydro ASA	2,213,107
51,200	Norske Skogindustrier ASA(b)	78,300
4,652	Norwegian Air Shuttle AS(b)	105,057
1,500	Norwegian Energy Co. AS(b)	4,189
3,050	Odfjell ASA - Class A(b)	23,823
9,000	Opera Software ASA	35,730
72,800	Petroleum Geo-Services ASA(b)	1,001,921
21,000	Pronova BioPharma A/S(b)	67,092
48,951	Renewable Energy Corp. A/S(b)	166,318
5,000	Rieber & Son ASA	36,371
18,600	Schibsted ASA(b)	461,559
124,724	Sevan Marine ASA(b)	180,559
3,800	Solstad Offshore ASA	80,286
11,656	SpareBank 1 SMN	95,628
110,200	Storebrand ASA(b)	828,817
42,000	TGS Nopec Geophysical Co. ASA(b)	804,950
24,200	Tomra Systems ASA	116,088
15,000	Veidekke ASA	125,517
3,250	Wilh Wilhelmsen ASA - Class A	78,382

		12,165,367

PERU — 0.0%
5,000	Copeinca ASA(b)	42,457
23,658	Hochschild Mining Plc	89,797

		132,254

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	419,936
90,000	Aboitiz Power Corp.	30,640
908,000	Ayala Land, Inc.	276,430
179,600	Banco de Oro Unibank, Inc.	168,288
523,000	Benpres Holdings Corp.(b)	39,970
5,817	China Banking Corp.	48,262
61,000	DMCI Holdings, Inc.	23,099
1,767,500	Energy Development Corp.	211,962
80,000	Filinvest Development Corp.	3,762
2,159,375	Filinvest Land, Inc.	46,508
88,100	First Philippine Holdings Corp.	108,968
1,780	Globe Telecom, Inc.	38,296
155,000	Jollibee Foods Corp.	202,914
127,000	Manila Water Co., Inc.	43,375
3,091,696	Megaworld Corp.	91,329

Shares		Value

PHILIPPINES (continued)
190,500	Metropolitan Bank & Trust	$224,242
66,200	Philippine National Bank(b)	45,593
7,400	Philippine Stock Exchange, Inc.	48,842
100,000	Rizal Commercial Banking Corp.	45,699
321,900	Robinsons Land Corp.	109,139
26,700	Security Bank Corp.	35,538
65,600	Union Bank of Philippines	66,791
323,815	Universal Robina Corp.	184,547
1,823,000	Vista Land & Lifescapes, Inc.	77,380

		2,591,510

POLAND — 0.2%
16,598	Agora SA(b)	146,638
14,296	Alchemia SA(b)	32,650
1,453	AmRest Holdings NV(b)	34,370
7,270	Apator SA	51,526
886	Asseco Poland Allotment Certs(b)(c)	17,099
17,720	Asseco Poland SA	339,538
1,272	Bank BPH SA(b)	30,556
7,366	Bank Handlowy W Warszawie SA(b)	201,759
100,867	Bank Millennium SA(b)	165,255
4,954	Bank Zachodni WBK SA	363,844
38,229	Barlinek SA(b)	54,696
998,357	Bioton SA(b)	74,285
2,016	BRE Bank SA(b)	191,396
6,112	Budimex SA	204,153
6,250	Central European Distribution Corp.(b)	216,562
30,594	Cersanit-Krasnystaw SA(b)	168,483
3,727	Ciech SA(b)	41,342
1,000	Dom Development SA	20,522
155,994	Echo Investment SA(b)	241,422
526	Elektrobudowa SA	31,293
32,056	Eurocash SA	236,950
6,186	Farmacol SA(b)	89,308
4,055	Firma Oponiarska Debica SA	111,073
78,846	Getin Holdings SA(b)	289,945
31,220	Getin Noble Bank SA(b)	63,270
4,706	Grupa Kety SA(b)	187,590
28,521	Grupa Lotos SA(b)	317,112
45,450	Impexmetal SA	60,394
1,500	Inter Cars SA(b)	36,760
5,900	KGHM Polska Miedz SA	220,037
4,255	Koelner SA(b)	20,157
3,531	Kredyt Bank SA(b)	18,727
66,182	LC Corp. SA(b)	34,375
350	LPP SA(b)	218,852
5,176	Mondi Swiecie SA(b)	127,111
8,958	Mostostal Zabrze SA(b)	14,311
1,856	Mostostal-Warszawa SA(b)	45,768
37,549	Multimedia Polska SA(b)	111,462
90,939	Netia SA(b)	151,469
3,805	NG2 SA	75,203

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

POLAND (continued)
12,374	Orbis SA(b)	$169,386
1,308	PBG SA	104,604
16,684	Pfleiderer Grajewo SA(b)	53,199
132,505	Polimex Mostostal SA	215,859
2,961	Polnord SA(b)	41,916
3,298	Polska Grupa Farmaceutyczna SA(b)	51,236
53,739	Polski Koncern Naftowy Orlen SA(b)	707,860
10,688	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	77,217
21,032	Rafako SA	95,596
6,488	Sygnity SA(b)	36,718
363,944	Synthos SA(b)	217,327
27,465	TVN SA	176,299
7,830	Vistula Group SA(b)	7,701
136	Zaklad Przetworstwa Hutniczego Stalprodukt SA	20,688
1,517	Zaklady Azotowe Pulawy SA	34,295
7,032	Zaklady Azotowe W Tarnowie- Moscicach SA	39,687
2,268	Zaklady Tluszczowe Kruszwica	57,974

		7,164,825

PORTUGAL — 0.1%
8,360	Altri SGPS SA(b)	50,214
102,504	Banco BPI SA	230,387
1,081,127	Banco Comercial Portugues SA	1,015,402
164,214	Banco Espirito Santo SA	786,112
66,529	BANIF SGPS SA	83,962
55,072	Brisa Auto-Estradas de Portugal SA	390,394
46,853	Cimpor Cimentos de Portugal SGPS SA	339,809
7,786	Corticeira Amorim SA(b)	9,563
27,456	Finibanco Holding SGPS SA	48,752
27,299	Global Intelligent Technologies SGPS SA(b)	24,347
10,315	Impresa SGPS(b)	21,150
7,597	Inapa-Invest Particip Gesta(b)	5,542
38,320	Jeronimo Martins SGPS SA	396,514
19,947	Mota Engil SGPS SA	71,812
1,206	Novabase SGPS SA(b)	6,477
105,109	Portucel Empresa Produtora de Pasta e Papel SA	281,250
27,910	REN - Redes Energeticas Nacionais SA	100,212
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA(b)	27,563
15,456	Semapa - Sociedade de Investimento e Gestao	156,398
235,754	Sonae	259,331
11,021	Sonae Capital SGPS SA(b)	7,879
42,221	Sonae Industria SGPS SA(b)	129,021
37,845	Sonaecom - SGPS SA(b)	66,422
62,799	Teixeira Duarte - Engenharia Construcoes SA - Class C(b)	75,427

Shares		Value

PORTUGAL (continued)
27,441	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$120,894

		4,704,834

PUERTO RICO — 0.0%
2,800	First Bancorp Puerto Rico	5,936
1,300	Oriental Financial Group, Inc.	21,736
1,600	Triple-S Management Corp. - Class B(b)	29,120

		56,792

SINGAPORE — 0.3%
366,000	Allgreen Properties Ltd.	333,633
43,000	Armstrong Industrial Corp. Ltd.	12,015
4,000	Ascendas India Trust REIT	3,036
112,000	Asia Environment Holdings Ltd.(b)	14,093
20,000	Asia Food and Properties Ltd.(b)	9,095
111,000	ASL Marine Holdings Ltd.	74,473
1,000	Ban Joo & Co. Ltd.(b)	28
136,000	Banyan Tree Holdings Ltd.(b)	78,813
78,000	Beyonics Technology Ltd.(b)	14,278
7,400	Bonvests Holdings Ltd.	5,330
33,000	Broadway Industrial Group Ltd.	29,321
30,000	Bukit Sembawang Estates Ltd.	104,743
28,000	Cerebos Pacific Ltd.	76,426
55,000	CH Offshore Ltd.	26,365
48,000	China Aviation Oil Singapore Corp. Ltd.	56,278
291,000	China Energy Ltd.(b)	42,659
29,000	China Merchants Holdings Pacific Ltd.	15,131
133,000	Chip Eng Seng Corp. Ltd.	39,102
177,000	Chuan Hup Holdings Ltd.(b)	37,695
306,000	ComfortDelgro Corp. Ltd.	347,631
184,000	Cosco Corp. Singapore Ltd.	230,050
15,550	Creative Technology Ltd.	58,078
34,000	CSE Global Ltd.	25,800
13,000	CWT Ltd.	9,111
47,000	Ezion Holdings Ltd.	23,640
112,000	Ezra Holdings Ltd.	167,321
121,000	First Resources Ltd.	97,134
183,000	FJ Benjamin Holdings Ltd.	44,669
102,000	Fraser and Neave Ltd.	362,440
130,000	Gallant Venture Ltd.(b)	25,437
70,000	Goodpack Ltd.	85,176
15,000	GP Batteries International Ltd.	20,665
80,000	GP Industries Ltd.	29,329
74,000	Guocoland Ltd.	125,365
99,000	Hi-P International Ltd.	48,332
102,000	Ho Bee Investment Ltd.	122,712
201,000	Hong Fok Corp. Ltd.(b)	89,411
63,000	Hong Leong Asia Ltd.	218,423
112,600	Hotel Properties Ltd.	187,259
126,000	HTL International Holdings Ltd.	73,892

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SINGAPORE (continued)
65,000	HupSteel Ltd.	$12,405
56,000	Hwa Hong Corp. Ltd.	24,126
49,000	Hyflux Ltd.	123,005
94,000	Indofood Agri Resources Ltd.(b)	160,926
93,000	Jaya Holdings Ltd.(b)	51,375
267,000	Jiutian Chemical Group Ltd.(b)	19,959
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	1,696
257,000	K1 Ventures Ltd.	30,842
190,000	Keppel Land Ltd.	512,085
25,000	Keppel Telecommunications & Transportation Ltd.	24,878
86,400	Kim Eng Holdings Ltd.	128,749
80,000	KS Energy Services Ltd.	79,706
15,000	Lion Asiapac Ltd.	2,981
92,000	Lippo-Mapletree Indonesia Retail Trust REIT	32,877
154,000	Low Keng Huat Singapore Ltd.	52,123
3,000	MCL Land Ltd.	4,882
149,000	Metro Holdings Ltd.	90,447
87,000	Midas Holdings Ltd.	65,699
66,000	MobileOne Ltd.	102,380
25,000	Neptune Orient Lines Ltd.(b)	39,215
32,000	NSL Ltd.	36,502
155,000	Oceanus Group Ltd.(b)	43,407
175,000	Olam International Ltd.	330,204
82,000	Orchard Parade Holdings Ltd.	66,573
32,000	OSIM International Ltd.	19,494
95,000	Otto Marine Ltd.	32,842
12,000	Overseas Union Enterprise Ltd.(b)	149,923
24,000	Pan Pacific Hotels Group Ltd.	27,205
200,320	Parkway Holdings Ltd.	490,334
45,000	Petra Foods Ltd.	37,577
21,000	PSC Corp. Ltd.	4,801
73,000	QAF Ltd.	39,230
314,627	Raffles Education Corp. Ltd.	83,652
56,000	Raffles Medical Group Ltd.	69,938
121,000	Rotary Engineering Ltd.	90,066
43,000	SBS Transit Ltd.	58,748
47,142	SC Global Developments Ltd.	58,625
83,000	Singapore Airport Terminal Services Ltd.	168,948
58,000	Singapore Land Ltd.	284,067
267,000	Singapore Post Ltd.	211,261
182,000	Singapore Reinsurance Corp. Ltd.	33,940
97,000	Sinomem Technology Ltd.(b)	41,494
43,000	Smb United Ltd.	9,725
133,000	SMRT Corp. Ltd.	220,817
27,000	Soilbuild Group Holdings Ltd.	29,029
228,000	Spice I2I Ltd.(b)	39,133
425,000	Stamford Land Corp. Ltd.	162,748
75,000	StarHub Ltd.	127,302
56,000	Straits Asia Resources Ltd.	82,053

Shares		Value

SINGAPORE (continued)
30,000	Sunningdale Tech Ltd.	$5,480
78,000	Super Coffeemix Manufacturing Ltd.	48,624
114,000	Swiber Holdings Ltd.(b)	93,932
93,000	Tat Hong Holdings Ltd.	73,121
8,000	Thomson Medical Centre Ltd.	4,058
15,000	Tiong Woon Corp. Holding Ltd.	5,595
80,000	Tuan Sing Holdings Ltd.	13,234
65,000	United Engineers Ltd.	121,158
420,000	United Industrial Corp. Ltd.	635,545
94,000	UOB-Kay Hian Holdings Ltd.	119,806
230,000	UOL Group Ltd.	638,427
75,000	Venture Corp. Ltd.	536,535
20,000	WBL Corp. Ltd.	71,204
112,000	Wheelock Properties (S) Ltd.	157,569
217,000	Wing Tai Holdings Ltd.	284,960
174,000	Yanlord Land Group Ltd.	214,894
193,000	Yongnam Holdings Ltd.	38,030

		11,036,555

SOUTH AFRICA — 0.6%
30,038	Adcock Ingram Holdings Ltd.	237,713
8,486	Adcorp Holdings Ltd.	30,325
42,455	Advtech Ltd.	34,895
32,497	Aeci Ltd.	295,116
164,755	Afgri Ltd.	152,345
292,923	African Bank Investments Ltd.	1,402,635
43,741	African Oxygen Ltd.	137,168
44,678	African Rainbow Minerals Ltd.	1,195,529
13,164	Allied Electronics Corp. Ltd.	49,619
21,133	Allied Technologies Ltd.	202,995
18,232	Argent Industrial Ltd.	22,703
33,764	Aspen Pharmacare Holdings Ltd.(b)	379,965
10,760	Astral Foods Ltd.	161,647
151,480	Aveng Ltd.	758,909
128,958	AVI Ltd.	419,272
26,384	Avuza Ltd.	70,331
68,321	Barloworld Ltd.	454,356
6,892	Bell Equipment Ltd.(b)	10,828
57,968	Caxton and CTP Publishers and Printers Ltd.	116,479
2,787	Ceramic Industries Ltd.	43,864
66,781	Cipla Medpro South Africa Ltd.(b)	50,643
7,765	City Lodge Hotels Ltd.	79,585
60,117	Clicks Group Ltd.	249,962
64,357	DataTec Ltd.	294,156
74,687	Discovery Holdings Ltd.	361,355
12,341	Distell Group Ltd.	110,906
18,365	Distribution and Warehousing Network Ltd.(b)	19,959
57,380	DRDGOLD Ltd.	29,637
47,730	Exxaro Resources Ltd.	790,637
16,250	First Uranium Corp.(b)	21,596
52,648	Foschini Ltd.	484,075

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
35,515	Gold Reef Resorts Ltd.	$88,089
106,800	Great Basin Gold Ltd.(b)	202,918
104,900	Grindrod Ltd.	231,878
15,617	Group Five Ltd.	78,326
11,700	Harmony Gold Mining Co. Ltd.	112,164
4,521	Highveld Steel and Vanadium Corp. Ltd.(b)	50,879
11,337	Hudaco Industries Ltd.	113,228
13,781	Hulamin Ltd.(b)	19,720
37,047	Iliad Africa Ltd.	43,369
68,858	Illovo Sugar Ltd.	270,999
80,368	Imperial Holdings Ltd.	1,058,575
39,249	Investec Ltd.	328,991
60,659	JD Group Ltd.	358,090
20,387	JSE Ltd.	198,792
35,342	Lewis Group Ltd.	294,610
43,868	Liberty Holdings Ltd.	449,035
28,971	Massmart Holdings Ltd.	430,181
96,288	Medi-Clinic Corp. Ltd.	346,794
206,251	Merafe Resources Ltd.	50,127
30,264	Metair Investments Ltd.	31,049
64,951	Metorex Ltd.(b)	36,885
160,419	Metropolitan Holdings Ltd.	365,815
45,735	Mondi Ltd.	320,358
38,782	Mr. Price Group Ltd.	218,772
39,257	Murray & Roberts Holdings Ltd.	217,816
116,025	Mvelaphanda Group Ltd.(b)	140,207
220,033	Nampak Ltd.	531,987
197,582	Netcare Ltd.(b)	362,070
41,870	Northam Platinum Ltd.	295,169
15,290	Omnia Holdings Ltd.(b)	134,138
6,182	Palabora Mining Co. Ltd.	108,469
54,939	Peregrine Holdings Ltd.	95,392
34,944	Pick’n Pay Stores Ltd.	195,698
71,872	Pretoria Portland Cement Co. Ltd.	320,895
12,814	PSG Group Ltd.	48,714
26,755	Raubex Group Ltd.	83,775
42,088	Reunert Ltd.	328,051
10,734	Santam Ltd.	150,284
141,566	Sappi Ltd.(b)	595,550
74,247	Sentula Mining Ltd.(b)	30,398
245,651	Simmer & Jack Mines Ltd.(b)	44,271
38,542	Spar Group Ltd. (The)	403,825
539,563	Steinhoff International Holdings Ltd.(b)	1,472,385
19,861	Sun International Ltd.(b)	251,392
25,476	Tiger Brands Ltd.	648,698
13,161	Tongaat Hulett Ltd.	184,047
24,146	Trencor Ltd.	104,306
62,145	Truworths International Ltd.	444,918
14,868	Wesizwe(b)	4,496
9,523	Wilson Bayly Holmes-Ovcon Ltd.	154,229
191,832	Woolworths Holdings Ltd.	604,717

		22,324,746

Shares		Value

SOUTH KOREA — 0.5%
148	Amorepacific Corp.	$111,785
980	Asia Cement Co. Ltd.	44,686
28,250	Asiana Airlines(b)	150,174
1,050	Binggrae Co. Ltd.	46,488
3,031	Bukwang Pharmaceutical Co. Ltd.	49,519
31,890	Busan Bank	339,390
7,435	Cheil Industries, Inc.	532,979
460	Cheil Worldwide, Inc.(c)(d)	144,846
45,140	Chin Hung International, Inc.(b)	21,375
2,580	Chong Kun Dang Pharm Corp.	41,763
950	CJ CheilJedang Corp.	188,915
2,890	CJ Corp.	167,004
489	Dae Han Flour Mills Co. Ltd.	64,806
4,980	Daeduck Electronics Co.	26,654
4,020	Daeduck GDS Co. Ltd.	40,115
25,230	Daegu Bank	333,472
3,810	Daegu Department Store	39,987
3,500	Daehan Steel Co. Ltd.	35,435
10,000	Daekyo Co. Ltd.	52,590
5,760	Daelim Industrial Co. Ltd.	327,153
32,360	Daewoo Engineering & Construction Co. Ltd.	301,051
2,472	Daewoo International Corp.	78,321
5,379	Daewoo Motor Sales Corp.(b)	11,336
12,930	Daewoo Securities Co. Ltd.(b)	242,837
610	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,591
985	Daewoong Pharmaceutical Co. Ltd.	43,736
11,810	Daishin Securities Co. Ltd.	157,177
2,770	Daou Technology, Inc.	22,859
649	Dong-A Pharmaceutical Co. Ltd.	63,974
7,266	Dongbu HiTek Co. Ltd.(b)	54,715
1,740	Dongbu Insurance Co. Ltd.	54,892
7,640	Dongbu Securities Co. Ltd.	40,962
5,450	Dongbu Steel Co. Ltd.	50,251
7,782	Dongkuk Steel Mill Co. Ltd.	162,702
5,940	Dongwha Pharm Co. Ltd.	31,958
31,570	Dongwon Systems Corp.(b)	50,339
10,510	Dongyang Mechatronics Corp.	65,297
425	Doosan Corp.	46,415
8,200	Doosan Engineering & Construction Co. Ltd.	40,303
4,080	Doosan Infracore Co. Ltd.(b)	81,060
61,250	Eugene Investment & Securities Co. Ltd.(b)	44,895
1,880	Fursys, Inc.	47,009
1,215	Glovis Co. Ltd.	134,511
3,255	GS Engineering & Construction Corp.	246,043
10,300	GS Holdings Corp.	358,271
8,870	Halla Climate Control	119,066
3,365	Halla Engineering & Construction	53,456

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
6,760	Han Kuk Carbon Co. Ltd.	$42,761
4,620	Handsome Co. Ltd.	60,917
1,376	Hanil Cement Co. Ltd.	86,413
6,862	Hanjin Heavy Industries & Construction Co. Ltd.	169,840
4,360	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	50,034
11,443	Hanjin Shipping Co. Ltd.(b)	335,542
2,206	Hanjin Shipping Holding Co. Ltd.(b)	38,968
2,010	Hanjin Transportation Co. Ltd.	62,301
8,200	Hankook Tire Co. Ltd.	183,258
960	Hankuk Glass Industries, Inc.	21,089
1,720	Hankuk Paper Manufacturing Co. Ltd.	46,564
916	Hanmi Pharm Co. Ltd.	70,387
4,500	Hansol Paper Co.	45,803
18,805	Hanwha Chemical Corp.	282,902
3,300	Hanwha Corp.	122,036
6,733	Hanwha Securities Co.	43,554
1,420	Hite Holdings Co. Ltd.	31,658
3,566	HMC Investment Securities Co. Ltd.(b)	64,041
3,129	Honam Petrochemical Corp.	405,637
5,940	Hotel Shilla Co. Ltd.	119,105
3,380	Hyosung Corp.	239,921
2,323	Hyundai Department Store Co. Ltd.	207,653
5,130	Hyundai Development Co.	126,559
790	Hyundai Elevator Co. Ltd.	34,494
1,359	Hyundai H&S Co. Ltd.(c)(d)	117,587
6,580	Hyundai Hysco	112,233
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	157,645
5,350	Hyundai Merchant Marine Co. Ltd.	130,572
2,275	Hyundai Mipo Dockyard	320,328
27,401	Hyundai Securities Co.	320,294
1,370	Ilyang Pharmaceutical Co. Ltd.(b)	31,099
2,890	ISU Chemical Co. Ltd.	35,942
9,318	Jeonbuk Bank	57,408
8,890	Kangwon Land, Inc.	137,894
9,929	KC Tech Co. Ltd.	62,177
957	KCC Corp.	269,042
3,190	Keangnam Enterprises Ltd.(b)	22,394
36,490	KIA Motors Corp.	890,353
960	Kisco Corp.	31,272
584	KISCO Holdings Co. Ltd.	30,746
2,054	KISWIRE Ltd.	66,819
436	Kolon Corp.	12,232
6,620	Kolon Engineering & Construction Co. Ltd.	26,883
1,123	Kolon Industries, Inc.(b)	50,661
1,696	Korea Express Co. Ltd.(b)	95,158
1,780	Korea Gas Corp.	71,708

Shares		Value

SOUTH KOREA (continued)
8,120	Korea Investment Holdings Co. Ltd.	$237,102
2,220	Korea Kumho Petrochemical Co.(b)	73,755
1,018	Korea Line Corp.(b)	54,482
1,030	Korea Petrochemical Industries Co. Ltd.	42,377
1,415	Korea Zinc Co. Ltd.	246,307
7,440	Korean Airlines Co. Ltd.(b)	467,121
9,518	Korean Reinsurance Co.	82,993
7,730	KP Chemical Corp.	65,240
12,980	KTB Securities Co. Ltd.(b)	43,606
3,940	Kumho Industrial Co. Ltd.(b)	14,627
9,090	Kumho Tire Co., Inc.(b)	29,653
13,440	Kwang Dong Pharmaceutical Co. Ltd.	35,029
2,130	Kyeryong Construction Industrial Co. Ltd.	29,856
5,240	Kyobo Securities Co.(b)	46,261
305	Kyungbang Ltd.(b)	31,709
3,130	LG Fashion Corp.	74,278
431	LG Household & Health Care Ltd.	117,766
4,149	LG International Corp.	121,980
1,050	LG Life Sciences Ltd.(b)	40,642
7,450	LG Telecom Ltd.	56,194
6,640	LIG Insurance Co. Ltd.	131,873
198	Lotte Chilsung Beverage Co. Ltd.	152,649
154	Lotte Confectionary Co. Ltd.	170,103
6,810	Lotte Midopa Co. Ltd.	70,130
309	Lotte Samkang Co. Ltd.	75,236
1,464	LS Corp.	119,406
2,270	LS Industrial Systems Co. Ltd.	149,496
21,722	Macquarie Korea Infrastructure Fund	93,481
8,990	Meritz Fire & Marine Insurance Co. Ltd.	58,197
46,150	Meritz Securities Co. Ltd.(b)	45,701
2,022	Mirae Asset Securities Co. Ltd.	100,366
9,680	Moorim P&P Co. Ltd.(b)	71,613
8,590	Motonic Corp.	69,185
2,200	Namhae Chemical Corp.	32,493
4,660	Namkwang Engineering & Construction(b)	23,381
90	Namyang Dairy Products Co. Ltd.	43,254
900	NCSoft Corp.	133,808
6,447	NH Investment & Securities Co. Ltd.	59,014
523	Nong Shim Co. Ltd.	100,733
620	Nong Shim Holdings Co. Ltd.	35,576
19,780	ON*Media Corp.(b)	59,666
310	Orion Corp.	81,241
361	Ottogi Corp.	45,178
638	Pacific Corp.	73,335
2,786	Poongsan Corp.	67,017

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
523	Poongsan Holdings Corp.	$11,082
2,380	Pusan City Gas Co. Ltd.	42,853
7,060	RNL Bio Co. Ltd.(b)	27,220
2,180	S&T Daewoo Co. Ltd.(b)	51,745
3,070	S&T Dynamics Co. Ltd.	43,791
1,761	S1 Corp. Korea	75,207
4,340	Sam Young Electronics Co. Ltd.	42,838
480	Samchully Co. Ltd.	48,784
1,705	Samsung Engineering Co. Ltd.	164,314
2,470	Samsung Fine Chemicals Co. Ltd.	118,200
7,082	Samsung SDI Co. Ltd.	943,500
2,268	Samsung Securities Co. Ltd.	125,225
1,990	Samsung Techwin Co. Ltd.	158,193
1,009	Samyang Corp.	37,031
647	Samyang Genex Co. Ltd.	38,207
3,540	Seah Besteel Corp.	52,347
1,170	SeAH Steel Corp.	41,104
3,260	Sebang Co. Ltd.	44,777
1,320	Shinyoung Securities Co. Ltd.	44,604
890	Sindo Co. Ltd.	41,527
1,200	SK Chemicals Co. Ltd.	55,771
370	SK Gas Co. Ltd.	13,967
1,012	SK Holdings Co. Ltd.	79,580
4,930	SK Networks Co. Ltd.	49,067
26,950	SK Securities Co. Ltd.	57,859
4,200	SKC Co. Ltd.	77,089
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	22,974
3,714	STX Corp. Co. Ltd(b)	63,665
1,780	STX Engine Co. Ltd.	35,610
10,230	STX Offshore & Shipbuilding Co. Ltd.	123,662
11,970	STX Pan Ocean Co. Ltd.	140,970
2,230	Sungshin Cement Co. Ltd.(b)	10,933
70	Taekwang Industrial Co. Ltd.	47,312
18,720	Taeyoung Engineering & Construction	81,076
4,070	Taihan Electric Wire Co. Ltd.(b)	40,550
9,558	Tong Yang Securities, Inc.	81,840
1,220	Union Steel(b)	25,779
59,400	Woongjin Chemical Co. Ltd.(b)	56,071
4,740	Woongjin Coway Co. Ltd.	156,079
7,290	Woongjin Holdings Co. Ltd.(b)	69,734
2,440	Woongjin Thinkbig Co. Ltd.	52,025
16,490	Woori Investment & Securities Co. Ltd.	240,966
119	Young Poong Corp.	64,528
4,952	Youngone Corp.	42,005
1,238	Youngone Holdings Co. Ltd.	36,497
1,056	Yuhan Corp.	152,510

		19,319,825

SPAIN — 0.5%
10,805	Abengoa SA	262,782
11,246	Acciona SA	1,114,712

Shares		Value

SPAIN (continued)
54,354	Acerinox SA	$1,082,069
2,161	Adolfo Dominguez SA	32,564
26,607	Afirma Grupo Inmobiliario SA(b)	8,592
22,385	Almirall SA	242,444
10,041	Amper SA	66,727
12,564	Antena 3 de Television SA	116,301
73,052	Avanzit SA(b)	59,633
4,696	Azkoyen SA(b)	17,503
405,601	Banco de Sabadell SA	2,057,974
43,528	Banco de Valencia SA	253,781
28,869	Banco Espanol de Credito SA	295,806
35,099	Banco Guipuzcoano SA	261,851
59,653	Banco Pastor SA	325,054
93,494	Bankinter SA	690,225
920	Baron de Ley(b)	44,387
10,605	Bolsas y Mercados Espanoles	293,226
3,802	Caja de Ahorros del Mediterraneo	30,420
12,725	Campofrio Food SA(b)	116,354
4,037	Cementos Portland Valderrivas SA	92,675
1,330	Cia Espanola de Petroleos SA	37,630
2,980	Cie Automotive SA(b)	14,390
1,300	Codere SA(b)	13,695
407	Construcciones y Auxiliar de Ferrocarriles SA	223,244
1,608	Corp. Dermoestetica(b)	5,859
400	Dinamia Capital Privado SA	5,353
7,290	Duro Felguera SA	81,136
35,741	Ebro Puleva SA	665,569
17,915	EDP Renovaveis SA(b)	127,359
9,606	Elecnor SA	142,576
62,434	Enagas	1,252,092
30,728	Ercros SA(b)	53,265
17,487	FAES FARMA SA	71,829
140,734	Ferrovial SA	1,239,504
1,347	Fersa Energias Renovables SA	2,951
7,620	Fluidra SA	27,569
15,391	Fomento de Construcciones y Contratas SA	503,651
55,058	Gamesa Corp. Tecnologica SA	676,548
10,008	General de Alquiler de Maquinaria(b)	36,474
19,858	Gestevision Telecinco SA	282,364
18,647	Grifols SA	236,073
16,708	Grupo Catalana Occidente SA	336,791
59,597	Grupo Empresarial Ence SA(b)	218,062
13,232	Grupo Tavex SA(b)	8,466
170,914	Iberia Lineas Aereas de Espana(b)	571,370
1,308	Iberpapel Gestion SA	21,557
19,320	Indra Sistemas SA	387,309
107,992	La Seda de Barcelona SA - Class B(b)(d)	48,952
2,218	Mecalux SA(b)	43,395

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SPAIN (continued)
2,110	Miquel y Costas	$47,530
44,377	Natraceutical SA(b)	27,606
33,001	NH Hoteles SA(b)	152,002
17,454	Obrascon Huarte Lain SA	496,414
11,731	Papeles y Cartones de Europa SA(b)	55,816
3,751	Pescanova SA	107,145
36,361	Promotora de Informaciones SA(b)	151,095
5,465	Prosegur Cia de Seguridad SA	253,572
43,510	Realia Business SA(b)	104,286
18,101	Red Electrica Corp. SA	857,617
5,392	Renta Corp. Real Estate SA(b)	23,185
2,195	Reyal Urbis SA(b)	8,077
36,616	Sacyr Vallehermoso SA(b)	279,374
43,116	Service Point Solutions SA(b)	43,498
37,295	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	68,390
19,635	Sol Melia SA	163,241
15,567	Solaria Energia y Medio Ambiente SA(b)	40,610
12,812	SOS Cuetara SA(b)	34,038
3,082	Tecnicas Reunidas SA	187,026
11,644	Telecomunicaciones y Energia(b)	44,697
51,164	Tubacex SA	197,043
45,115	Tubos Reunidos SA	123,922
1,465	Unipapel SA	22,359
1,457	Vertice Trescientos Sesenta Grados(b)	670
6,372	Vidrala SA	158,664
13,066	Viscofan SA	353,290
11,099	Vocento SA(b)	66,886
14,915	Zardoya Otis SA	232,875
38,050	Zeltia SA(b)	190,677

		19,291,718

SWEDEN — 0.5%
7,721	AarhusKarlshamn AB	194,368
18,530	Acando AB	36,150
5,687	Active Biotech AB(b)	85,000
2,415	AddTech AB - Class B	41,290
4,666	AF AB - Class B	149,214
1,635	Avanza Bank Holding AB	55,131
4,250	Axfood AB	121,435
5,000	Axis Communications AB	80,324
10,430	B&B Tools AB - Class B	169,265
9,626	BE Group AB	68,830
470	Beijer AB G&L - Class B	13,013
2,900	Beijer Alma AB	47,141
1,679	Betsson AB(b)	27,195
7,243	Bilia AB - Class A	98,260
39,562	Billerud AB	310,421
2,745	BioGaia AB - Class B	37,482
14,035	Biotage AB	13,839

Shares		Value

SWEDEN (continued)
11,100	Biovitrum AB(b)	$63,932
135,056	Boliden AB	1,858,166
22,745	Bure Equity AB	87,048
6,250	Cardo AB	200,956
2,600	Catena AB	38,557
4,550	Clas Ohlson AB - Class B	80,348
17,928	Concordia Maritime AB - Class B	53,774
279	CyberCom Group Europe AB(b)	1,166
11,500	D Carnegie AB(b)(c)(d)	0
4,303	Duni AB	34,792
9,547	East Capital Explorer AB(b)	110,969
19,800	Elekta AB - Class B	514,189
3,250	Enea AB	18,340
56,403	Eniro AB(b)	161,966
111,873	EnQuest Plc(b)	172,214
34,317	Getinge AB - Class B	767,097
18,000	Gunnebo AB(b)	76,696
16,108	Hakon Invest AB	276,329
19,054	Haldex AB(b)	207,668
61,599	Hexagon AB - Class B	977,223
4,484	Hexpol AB	59,492
8,000	HIQ International AB(b)(d)	38,524
7,672	Hoganas AB - Class B	229,015
24,403	Holmen AB - Class B	615,438
209	HQ AB	3,556
17,130	Husqvarna AB - Class A	126,422
107,180	Husqvarna AB - Class B	795,293
9,667	Industrial & Financial Systems - Class B	104,402
2,800	Indutrade AB(b)	68,947
10,200	Intrum Justitia AB	120,450
27,734	JM AB	446,793
8,298	KappAhl Holding AB	74,259
1,291	Know It AB	12,073
20,976	Lindab International AB(b)	236,073
20,786	Loomis AB - Class B	236,507
83,029	Lundin Petroleum AB(b)	504,920
101,767	Meda AB - Class A	976,052
2,363	Medivir AB - Class B(b)	34,964
775	Mekonomen AB	15,343
32,252	Micronic Laser Systems AB(b)	61,607
12,149	Modern Times Group AB - Class B(b)	739,781
11,250	Munters AB	78,978
29,610	NCC AB - Class B	456,685
837	Net Entertainment NE AB(b)	9,169
83,059	Net Insight AB - Class B(b)	52,597
26,972	New Wave Group AB - Class B	143,421
11,000	Nibe Industrier AB - Class B	127,575
30,543	Niscayah Group AB	57,139
54,289	Nobia AB(b)	280,281
6,907	Nolato AB - Class B	70,813
2,653	Nordnet AB	10,802
1,595	ORC Software AB	34,252

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SWEDEN (continued)
61,001	PA Resources AB(b)	$156,595
65,515	Peab AB	397,986
336,078	Pricer AB - Class B(b)	35,661
17,871	Proffice AB - Class B	66,597
10,400	Q-Med AB	111,649
38,670	Ratos AB - Class B	1,210,146
3,580	Rederi AB Transatlantic(b)	12,648
18,694	Rezidor Hotel Group AB(b)	86,558
66,764	RNB Retail and Brands AB(b)	92,290
315,589	Rottneros AB(b)	34,320
11,277	Saab AB - Class B	174,523
294,415	SAS AB(b)	52,182
883,245	SAS AB - Placement Shares(b)	156,085
5,345	Seco Tools AB - Class B(b)	77,001
61,318	Securitas AB - Class B	645,728
5,200	SkiStar AB	96,782
4,420	SSAB AB - Class A	77,395
3,734	SSAB AB - Class B	58,023
1,764	Studsvik AB(b)	21,982
6,500	Sweco AB - Class B	51,741
625	TradeDoubler AB(b)	3,072
78,828	Trelleborg AB - Class B	570,318

		18,260,693

SWITZERLAND — 0.8%
458	Acino Holding AG	66,958
9,550	Actelion Ltd.(b)	387,324
1,057	Advanced Digital Broadcast Holdings SA(b)	40,875
275	Affichage Holding AG	29,791
853	AFG Arbonia-Forster Holding(b)	21,806
1,424	Allreal Holding AG	165,345
934	Also Holding AG	41,507
22,418	Aryzta AG	856,584
5,613	Ascom Holding AG(b)	61,544
255	Bachem Holding AG - Class B	16,141
16,132	Baloise Holding AG	1,270,258
1,614	Bank Coop AG	104,883
6,000	Bank Sarasin & Compagnie AG - Class B	233,383
234	Banque Cantonale de Geneve	50,740
806	Banque Cantonale Vaudoise	354,449
6	Banque Privee Edmond de Rothschild SA	145,767
373	Barry Callebaut AG(b)	235,300
1,515	Basilea Pharmaceutica(b)	110,697
1,614	Basler Kantonalbank	197,051
58	Belimo Holding AG	69,935
27	Bell Holding AG	40,680
1,096	Bellevue Group AG	38,677
1,319	Berner Kantonalbank AG	294,259
1,728	BKW FMB Energie AG	115,135
3,860	Bobst Group AG(b)	153,274
119	Bossard Holding AG	8,386
1,792	Bucher Industries AG	219,523

Shares		Value

SWITZERLAND (continued)
323	Burckhardt Compression Holding AG	$61,695
90	Centralschweizerische Kraftwerke AG	27,638
2,882	Charles Voegele Holding AG - Class A(b)	134,103
80,593	Clariant AG(b)	1,111,957
250	Coltene Holding AG	13,222
35	Conzzeta Holding AG	61,498
402	Cytos Biotechnology AG(b)	4,318
2,053	Daetwyler Holding AG	131,177
597	Dufry Group(b)	51,061
10,470	EFG International AG	175,657
36	Elektrizitaets-Gesellschaft Laufenburg AG	27,277
809	Emmi AG	125,993
1,783	EMS-Chemie Holding AG	247,334
3,730	Energiedienst Holding AG	187,782
1,115	Flughafen Zuerich AG	366,763
387	Forbo Holding AG	160,623
944	Galenica AG	367,101
23,084	Gam Holding Ltd.(b)	286,738
3,937	Geberit AG	698,706
1,437	Georg Fischer AG(b)	508,152
1,145	Givaudan SA	996,352
198	Gurit Holding AG	109,071
1,529	Helvetia Holdings AG	467,203
1,822	Implenia AG(b)	52,408
88,830	Informa Plc	536,147
23,084	Julius Baer Group Ltd.	793,356
483	Kaba Holding AG - Class B	137,164
931	Kardex AG(b)	33,962
250	Komax Holding AG	19,977
10,619	Kudelski SA	307,064
798	Kuoni Reisen Holding	282,887
11	Lindt & Spruengli AG	286,113
27,696	Logitech International SA(b)	452,147
7,349	Lonza Group AG	573,490
853	Luzerner Kantonalbank AG	239,836
6	Metall Zug AG - Class B	16,700
4,180	Meyer Burger Technology AG(b)	102,435
10,998	Micronas Semiconductor Holding(b)	60,933
5,846	Mobilezone Holding AG	48,537
1,014	Mobimo Holding AG(b)	172,506
9,850	Nobel Biocare Holding AG	215,894
554	OC Oerlikon Corp AG(b)	25,592
19	Orascom Development Holding AG(b)	1,180
333	Orell Fuessli Holding AG(b)	43,965
3,575	Panalpina Welttransport Holding AG(b)	321,515
1,252	Partners Group Holding AG	167,624
26,783	Petroplus Holdings AG(b)	477,570
172	Phoenix Mecano AG	86,829

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

SWITZERLAND (continued)
347	Precious Woods Holding AG(b)	$10,647
402	PubliGroupe SA(b)	40,983
915	Rieter Holding AG(b)	278,958
203	Romande Energie Holding SA	342,562
1,415	Schmolz & Bickenbach AG(b)	47,880
1,453	Schulthess Group	61,481
223	Schweiter Technologies AG	128,851
3,567	Schweizerishe National- Versicherungs- Gesellsschaft(b)	104,775
436	Siegfried Holding AG(b)	36,842
576	Sika AG	1,023,080
4,650	Sonova Holding AG	576,430
120	Sopracenerina STA Elettrica	27,208
625	St. Galler Kantonalbank	277,068
271,165	STMicroelectronics NV	2,510,908
729	Straumann Holding AG	179,129
6,680	Sulzer AG	662,369
8,414	Swatch Group AG	2,464,996
10,398	Swiss Life Holding AG(b)	1,263,936
38,012	Swisslog Holding AG	33,840
1,273	Swissmetal Holding AG(b)	12,555
1,620	Swissquote Group Holding SA	68,906
424	Tamedia AG	33,394
2,779	Tecan Group AG	184,608
10,048	Temenos Group AG(b)	273,273
300	Valartis Group AG	9,281
4,161	Valiant Holding AG	791,245
885	Valora Holding AG	222,334
83	Vaudoise Assurances Holding SA	18,286
10,136	Vontobel Holding AG	291,518
609	VZ Holding AG	53,477
390	Walter Meier AG - Class A(b)	49,862
531	Ypsomed Holding AG(b)	32,397
60	Zehnder Group AG	98,880
20	Zuger Kantonalbank AG	86,349

		29,405,832

TAIWAN — 0.6%
24,905	Ability Enterprise Co. Ltd.	42,934
70,000	Accton Technology Corp.	36,818
25,125	Advantech Co. Ltd.	56,309
61,000	AGV Products Corp.(b)	23,603
41,769	Altek Corp.	69,937
44,000	Ambassador Hotel (The)	48,661
143,272	AmTRAN Technology Co. Ltd.	155,728
30,000	Asia Optical Co., Inc.	52,462
61,000	Asia Polymer	55,325
82,080	Asia Vital Components Co. Ltd.	102,400
27,270	Avermedia Technologies, Inc.	39,904
59,280	Bank of Kaohsiung(b)	20,332
21,030	Basso Industry Corp.	20,256
422,350	BES Engineering Corp.	101,763
137,000	Capital Securities Corp.(b)	64,602
26,400	Catcher Technology Co. Ltd.	69,650

Shares		Value

TAIWAN (continued)
138,000	Cathay No. 1 REIT	$48,487
8,000	Cathay No. 2 REIT	2,784
189,000	Cathay Real Estate Development Co. Ltd.(b)	76,804
283,000	Cheng Loong Corp.(b)	111,746
58,748	Cheng Uei Precision Industry Co. Ltd.	113,382
106,720	Chia Hsin Cement Corp(b)	51,369
55,631	Chicony Electronics Co. Ltd.	146,812
227,418	China Airlines(b)	96,535
32,000	China Chemical & Pharmaceutical Co. Ltd.	21,305
1,480,000	China Development Financial Holding Corp.(b)	415,031
121,000	China General Plastics Corp.(b)	48,345
109,786	China Life Insurance Co. Ltd.(b)	86,887
217,505	China Manmade Fibers(b)	60,725
38,220	China Metal Products	53,826
176,000	China Motor Corp.(b)	124,758
417,260	China Petrochemical Development Corp.(b)	207,596
30,114	China Steel Chemical Corp.	91,494
52,616	China Synthetic Rubber Corp.	56,322
59,059	Chin-Poon Industrial Co.	46,127
24,157	Chroma ATE, Inc.	51,699
93,100	Chun Yuan Steel	40,192
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	29,190
82,441	Chung Hung Steel Corp.(b)	41,973
55,000	Chung HWA Pulp Corp.	28,031
1,983,000	Chunghwa Picture Tubes Ltd.(b)	191,136
39,916	Clevo Co.(b)	87,199
709,000	CMC Magnetics Corp.(b)	199,090
24,150	Compal Communications, Inc.	25,589
353,000	Compeq Manufacturing Co.(b)	105,930
204,689	Continental Holdings Corp.	77,074
13,900	Cosmos Bank Taiwan(b)	3,060
77,838	CTCI Corp.	83,109
32,460	CyberTAN Technology, Inc.	44,551
16,000	Depo Auto Parts Ind. Co. Ltd.	40,054
124,712	D-Link Corp.	120,000
672,590	E.Sun Financial Holding Co. Ltd.(b)	299,018
160,739	Eastern Media International(b)	44,599
32,320	Elan Microelectronics Corp.	52,100
24,570	Elite Semiconductor Memory Technology, Inc.	52,482
166,789	Elitegroup Computer Systems Co. Ltd.	69,103
29,080	Entie Commercial Bank(b)	9,434
75,000	Epistar Corp.	239,978
162,542	Eternal Chemical Co. Ltd.	172,248
309,281	Eva Airways Corp.(b)	160,429

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
99,000	Evergreen International Storage & Transport Corp.(b)	$81,446
112,000	Evergreen Marine Corp. Taiwan Ltd.(b)	71,599
109,000	Everlight Chemical Industrial Corp.	102,942
21,643	Everlight Electronics Co. Ltd.	68,157
186,430	Far Eastern Department Stores Co. Ltd.	166,404
378,293	Far Eastern International Bank(b)	122,907
17,000	Farglory Land Development Co. Ltd.	36,085
104,000	Federal Corp.(b)	77,416
45,320	Feng Hsin Iron & Steel Co.	75,369
42,599	Feng TAY Enterprise Co. Ltd.	46,254
33,079	First Steamship Co. Ltd.	57,493
35,000	Forhouse Corp.(b)	45,206
8,079	Formosa International Hotels Corp.	94,892
170,000	Formosa Taffeta Co. Ltd.	135,669
93,000	Formosan Rubber Group, Inc.	78,511
5,000	Foxconn Technology Co. Ltd.	20,679
73,800	FSP Technology, Inc.	98,289
89,000	Fubon No 2 REIT	29,546
77,000	Getac Technology Corp.	59,029
32,760	Giant Manufacturing Co. Ltd.	98,987
50,000	Giantplus Technology Co. Ltd.(b)	27,909
179,500	Gigabyte Technology Co. Ltd.	198,391
31,341	Gintech Energy Corp.(b)	86,063
51,000	Globe Union Industrial Corp.	61,029
163,770	Gold Circuit Electronics Ltd.	61,464
205,769	Goldsun Development & Construction Co. Ltd.	87,154
224,000	Grand Pacific Petrochemical(b)	105,869
59,000	Great China Metal Industry	43,192
66,000	Great Taipei Gas Co. Ltd.	37,735
43,294	Great Wall Enterprise Co.	43,400
57,060	Greatek Electonics, Inc.	63,054
44,000	Hannstar Board Corp.	39,824
872,000	HannStar Display Corp.(b)	179,485
108,000	Hey Song Corp.	90,022
88,485	Highwealth Construction Corp.	144,195
107,610	Ho Tung Chemical Corp.(b)	57,898
36,000	Holystone Enterprise Co. Ltd.	54,424
21,000	Hotai Motor Co. Ltd.	58,622
68,678	Hsin Kuang Steel Co. Ltd.	71,618
201,000	HUA ENG Wire & Cable Co., Ltd.(b)	75,162
2,000	Huaku Development Co. Ltd.	5,447
4,000	Huang Hsiang Construction Co.(b)	7,139
78,000	Hung Ching Development Co.	49,849
37,743	Hung Poo Real Estate Development Corp.	49,956

Shares		Value

TAIWAN (continued)
69,000	Hung Sheng Construction Co. Ltd.	$40,135
35,341	Ichia Technologies, Inc.(b)	18,226
31,604	Inotera Memories, Inc.(b)	22,307
371,800	Inventec Co. Ltd.	214,360
8,000	ITE Technology, Inc.	14,196
20,187	Johnson Health Tech Co. Ltd.	31,428
79,516	Kenda Rubber Industrial Co. Ltd.	85,128
149,000	Kindom Construction Co.	113,410
292,184	King Yuan Electronics Co. Ltd.	138,332
141,185	King’s Town Bank(b)	40,481
244,343	Kinpo Electronics, Inc.(b)	74,224
46,000	Kinsus Interconnect Technology Corp.	119,370
128,000	Kuoyang Construction Co. Ltd.(b)	91,336
254,000	Kwong Fong Industries(b)	69,457
5,100	Largan Precision Co. Ltd.	84,104
237,000	Lealea Enterprise Co. Ltd.(b)	96,483
26,875	LEE Chang Yung Chemical Industries Corp.	33,961
86,000	Li Peng Enterprise Co. Ltd.(b)	47,070
129,111	Lien Hwa Industrial Corp.	73,721
70,000	Lingsen Precision Industries Ltd.	44,065
34,000	Lite-On Technology Corp.	45,124
78,841	Long Bon Development Co. Ltd.(b)	39,669
54,547	Long Chen Paper Co. Ltd.(b)	19,212
429,385	Macronix International	285,518
70,000	Masterlink Securities Corp.(b)	27,796
117,000	Mercuries & Associates Ltd.(b)	59,965
20,700	Merida Industry Co. Ltd.	31,738
17,849	Merry Electronics Co. Ltd.	34,083
86,000	Microelectronics Technology, Inc.	54,855
211,404	Micro-Star International Co. Ltd.	131,208
232,000	Mitac International	107,735
16,044	Nan Kang Rubber Tire Co. Ltd.(b)	22,807
22,440	Nan Ya Printed Circuit Board Corp.	93,632
217,872	Nanya Technology Corp.(b)	191,101
81,000	Nien Hsing Textile Co. Ltd.	47,227
87,360	Opto Technology Corp.	69,408
62,473	Oriental Union Chemical Corp.	54,029
90,000	Pan Jit International, Inc.	89,817
38,031	Pan-International Industrial	63,748
135,000	Phihong Technology Co. Ltd.	146,889
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	46,125
179,000	Polaris Securities Co. Ltd.(b)	89,244
173,250	POU Chen Corp.	148,282
28,000	President Chain Store Corp.	80,059
56,000	President Securities Corp.(b)	33,661

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
179,026	Prince Housing Development Corp.(b)	$81,883
121,000	Prodisc Technology, Inc.(b)	2,113
394,000	Qisda Corp.(b)	232,904
128,203	Radium Life Tech Co. Ltd.(b)	113,844
38,380	Realtek Semiconductor Corp.	103,951
8,400	Richtek Technology Corp.	88,076
680,398	Ritek Corp.(b)	183,178
82,000	Ruentex Development Co. Ltd.	134,002
99,000	Ruentex Industries Ltd.(b)	241,889
142,497	Sampo Corp.(b)	22,980
94,519	Sanyang Industrial Co. Ltd.(b)	39,029
37,000	Sheng Yu Steel Co. Ltd.	27,600
53,000	Shihlin Electric & Engineering Corp.	64,156
32,000	Shihlin Paper Corp.(b)	71,940
353,174	Shin Kong Financial Holding Co. Ltd.(b)	135,693
49,000	Shin Kong No.1 REIT	15,240
8,000	Shin Zu Shing Co. Ltd.	31,181
65,000	Shinkong Insurance Co. Ltd.(b)	63,832
443,425	Shinkong Synthetic Fibers Corp.(b)	181,265
79,000	Shinkong Textile Co. Ltd.(b)	95,396
73,000	Sigurd Microelectronics Corp.	59,435
108,701	Silicon Integrated Systems Corp.(b)	70,636
61,000	Sinbon Electronics Co. Ltd.	48,053
52,170	Sincere Navigation Corp.	67,459
1,690,000	SinoPac Financial Holdings Co. Ltd.(b)	574,781
80,115	Sintek Photronic Corp.(b)	51,893
30,434	Sinyi Realty Co.	59,764
24,069	Springsoft, Inc.	25,202
43,000	Standard Foods Corp.	92,524
22,058	Star Travel Taiwan Co. Ltd.(c)(d)	17,998
130,399	Sunplus Technology Co. Ltd.(b)	120,265
38,500	Sunrex Technology Corp.	42,295
11,000	T JOIN Transportation Co.	8,327
63,290	TA Chen Stainless Pipe Co. Ltd.(b)	47,086
429,000	TA Chong Bank Co. Ltd.(b)	88,219
80,000	Ta Ya Electric Wire & Cable(b)	23,470
350,595	Taichung Commercial Bank	94,728
339,000	Tainan Spinning Co. Ltd.(b)	149,142
1,042,332	Taishin Financial Holding Co. Ltd.(b)	402,201
480,000	Taiwan Business Bank(b)	128,541
53,000	Taiwan Cogeneration Corp.	29,097
2,000	Taiwan Fertilizer Co. Ltd.	6,364
136,990	Taiwan Glass Industrial Corp.	127,579
34,951	Taiwan Hon Chuan Enterprise Co. Ltd.	67,430
75,428	Taiwan Life Insurance Co. Ltd.(b)	93,365
73,000	Taiwan Mask Corp.	29,448

Shares		Value

TAIWAN (continued)
71,544	Taiwan Navigation Co. Ltd.	$93,360
52,000	Taiwan Paiho Ltd.	47,158
38,117	Taiwan Secom Co. Ltd.	61,729
46,359	Taiwan Sogo Shin Kong Security Co. Ltd.	34,899
79,483	Taiwan Styrene Monomer Corp.(b)	39,079
52,469	Taiwan TEA Corp.(b)	29,407
84,000	Taiyen Biotech Co. Ltd.(b)	53,256
732,000	Tatung Co. Ltd.(b)	150,406
364,000	Teco Electric and Machinery Co. Ltd.	161,527
63,705	Test-Rite International Co.	37,707
152,000	Ton Yi Industrial Corp.	65,689
34,860	Tong Yang Industry Co. Ltd.	61,120
40,000	Topco Scientific Co. Ltd.	52,330
24,137	Transcend Information, Inc.	76,293
16,000	Tripod Technology Corp.	54,972
14,705	Tsann Kuen Enterprise Co. Ltd.	34,888
84,135	TSRC Corp.	121,399
65,315	Tung Ho Steel Enterprise Corp.	70,406
30,000	TXC Corp.	49,474
199,000	Tycoons Group Enterprise(b)	44,664
26,000	U-Ming Marine Transport Corp.	53,697
223,288	Unimicron Technology Corp.	335,467
131,000	Union Bank of Taiwan(b)	24,499
152,000	Unitech Printed Circuit Board Corp.(b)	58,281
96,000	Universal Cement Corp.(b)	47,591
161,039	UPC Technology Corp.	102,818
111,000	USI Corp.(b)	82,008
52,000	Ve Wong Corp.	41,658
33,349	Via Technologies, Inc.(b)	18,881
727,000	Walsin Lihwa Corp.(b)	317,957
62,526	Walsin Technology Corp.(b)	40,307
99,000	Wan Hai Lines Ltd.(b)	61,266
356,367	Waterland Financial Holdings(b)	113,850
53,000	Wei Chuan Food Corp.(b)	61,794
808,000	Winbond Electronics Corp.(b)	232,667
132,000	Wintek Corp.(b)	109,902
158,152	Wistron Corp.	303,875
30,000	Wistron NeWeb Corp.	53,740
54,000	WPG Holdings Co. Ltd.	110,841
54,000	WT Microelectronics Co. Ltd.	66,702
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)(d)	0
368,000	Yageo Corp.	176,423
367,000	Yang Ming Marine Transport Corp.	150,035
82,077	Yeun Chyang Industrial Co. Ltd.	68,831
255,308	Yieh Phui Enterprise Co. Ltd.	101,542
86,240	Yosun Industrial Corp.	141,877
3,000	Young Fast Optoelectronics Co. Ltd.(b)	28,036

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

TAIWAN (continued)
253,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.(b)	$102,997
241,000	Yulon Motor Co. Ltd.	279,909
26,000	Yulon Nissan Motor Co. Ltd.(b)	78,601
35,000	Yung Shin Pharmaceutical Industrial Co. Ltd.	38,980
71,000	Yungtay Engineering Co. Ltd.	65,927
14,169	Zinwell Corp.	23,825
30,416	Zyxel Communications Corp.	21,046

		21,129,841

THAILAND — 0.1%
35,200	Airports of Thailand Public Co. Ltd.	36,874
108,700	Amata Corp. Public Co. Ltd.	22,541
344,900	Asian Property Development Public Co. Ltd.	53,435
92,800	Bangchak Petroleum Public Co. Ltd.	39,480
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	57,664
58,400	Bangkok Expressway Public Co. Ltd.	34,016
12,900	Bangkok Insurance Public Co. Ltd.	79,517
1,200,000	Bangkokland Public Co. Ltd.(b)	18,263
91,200	BEC World Public Co. Ltd.	64,995
19,000	Big C Supercenter Public Co. Ltd.	26,741
1,158,900	CalComp Electronics Public Co. Ltd.	106,378
226,100	Central Plaza Hotel Public Co. Ltd.	26,654
190,700	CH Karnchang Public Co. Ltd.	30,994
1,631,600	Charoen Pokphand Foods Public Co. Ltd.	776,392
115,200	CP ALL Public Co. Ltd.	98,804
217,000	Delta Electronics Thai Public Co. Ltd.	143,785
79,700	Glow Energy Public Co. Ltd.	87,360
84,200	Hana Microelectronics Public Co. Ltd.	61,511
1,785,800	Hemaraj Land and Development Public Co. Ltd.	49,327
625,525	Home Product Center Public Co. Ltd.	104,360
63,100	ICC International Public Co. Ltd.	78,882
105,000	Indorama Polymers Public Co. Ltd.(b)(c)(d)	25,962
2,285,000	IRPC Public Co. Ltd.	308,424
664,100	Italian-Thai Development Public Co. Ltd.(b)	53,570
120,000	Khon Kaen Sugar Industry Public Co. Ltd.	41,993
81,200	Kiatnakin Bank Public Co. Ltd.	66,636
75,500	Kim Eng Securities Public Co. Ltd.	25,472

Shares		Value

THAILAND (continued)
452,800	Land & Houses Public Co. Ltd. - NVDR	$69,749
116,800	Major Cineplex Group Public Co. Ltd.	30,829
28,700	MBK Public Co. Ltd.	66,084
39,400	Padaeng Industry Public Co. Ltd. - NVDR	28,200
205,100	Precious Shipping Public Co. Ltd.	116,885
264,700	PTT Aromatics & Refining Public Co. Ltd.	223,846
36,300	Ratchaburi Electricity Generating Holding Public Co. Ltd.	40,843
92,700	Regional Container Lines Public Co. Ltd.(b)	35,406
153,900	Robinson Department Store Public Co. Ltd.	59,831
115,300	Rojana Industrial Park Public Co. Ltd.	30,818
36,000	Saha-Union Public Co. Ltd.	26,160
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(b)	102,106
298,800	Sansiri Public Co. Ltd.	41,742
173,600	Siam City Bank Public Co. Ltd.(b)	170,024
10,600	Siam City Cement Public Co. Ltd.	70,041
19,300	Siam Makro Public Co. Ltd.	58,549
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	28,449
1,330,700	Tata Steel Thailand Public Co. Ltd.(b)	71,607
143,800	Thai Plastic & Chemical Public Co. Ltd.	79,218
18,200	Thai Stanley Electric Public Co. Ltd.	73,414
159,300	Thai Union Frozen Products Public Co. Ltd.	186,457
126,700	Thaicom Public Co. Ltd.(b)	19,267
244,900	Thanachart Capital Public Co. Ltd.	170,173
155,760	Thoresen Thai Agencies Public Co. Ltd.	112,102
89,300	Ticon Industrial Connection Public Co. Ltd.	25,928
77,800	Tisco Financial Group Public Co. Ltd.	61,978
4,947,400	TMB Bank Public Co. Ltd.(b)	203,711
463,100	TPI Polene Public Co. Ltd.	115,851
333,000	True Corp. Public Co. Ltd.(b)	27,639
256,900	Vinythai Public Co. Ltd.	60,900

		4,927,837

TURKEY — 0.2%
0	Acibadem Saglik Hizmetleri ve Ticaret AS(b)	3
11,722	Adana Cimento - Class A	43,528

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

TURKEY (continued)
13,070	Akcansa Cimento AS	$69,624
24,694	Akenerji Elektrik Uretim AS(b)	62,706
5,197	Akenerji Elektrik Uretim AS - Placement Shares(b)	14,042
36,249	Aksa Akrilik Kimya Sanayii(b)	67,798
73,605	Aksigorta AS	101,124
29,528	Alarko Holding AS	73,791
4,760	Altinyildiz(b)	23,713
38,219	Anadolu Cam Sanayii AS(b)	56,862
25,952	Anadolu Hayat Emeklilik AS	79,679
65,804	Anadolu Sigorta	61,724
19,835	Arcelik AS	87,895
86,901	Asya Katilim Bankasi AS(b)	229,405
37,318	Aygaz AS	163,496
6,325	Bati Cimento(b)	33,024
10,639	BIM Birlesik Magazalar AS	594,673
38,050	Bolu Cimento Sanayii AS	52,680
514	Brisa Bridgestone Sabanci	32,197
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	91,997
16,881	Bursa Cimento	60,113
4,298	Celebi Hava Servisi	49,604
12,995	Cimsa Cimento Sanayi ve Ticaret AS	76,716
19,705	Coca-Cola Icecek AS	193,225
31,332	Deva Holding AS(b)	70,091
7,833	Deva Holding AS - Placement Shares(b)	17,365
362,916	Dogan Sirketler Grubu Holdings	271,190
88,482	Dogan Yayin Holding(b)	84,698
12,000	Dogus Otomotiv Servis ve Ticaret AS(b)	51,992
90,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	164,896
76,601	Eregli Demir Ve Celik Fabrikalari TAS(b)	240,069
12,207	Ford Otomotiv Sanayi AS	96,459
40,281	Global Yatirim Holding AS(b)	22,615
2,500	Goodyear Lastikleri Turk AS	29,745
1	Haci Omer Sabanci Holding AS	3
55,197	Hurriyet Gazetecilik AS(b)	60,928
60,066	Ihlas Holding(b)	28,503
18,976	Izmir Demir Celik Sanayi AS(b)	31,148
75,964	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	56,877
428	Kartonsan Karton Sanayi	32,456
842	Konya Cimento Sanayii AS	69,331
83,872	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	195,938
18,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	47,870
18,103	Mardin Cimento Sanayii	106,787

Shares		Value

TURKEY (continued)
2,633	Nortel Networks Netas Telekomunikasyon AS	$104,903
5,026	Otokar Otobus Karoseri Sanayi AS	60,818
23,144	Petkim Petrokimya Holding AS(b)	183,393
7,882	Pinar SUT Mamulleri Sanayii	48,230
11,864	Sarkuysan Elektrolitik Bakir(b)	27,810
50,591	Sekerbank TAS	86,933
38,496	Selcuk Ecza Deposu Ticaret ve Sanayi AS	73,907
25,288	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT(b)	41,153
18,260	TAT Konserve(b)	42,673
10,000	TAV Havalimanlari Holding AS(b)	48,816
72,944	Tekstil Bankasi AS(b)	59,555
12,500	Tofas Turk Otomobil Fabrikasi AS	52,404
110,957	Trakya Cam Sanayi AS(b)	177,786
19,371	Tupras Turkiye Petrol Rafine	430,657
11,000	Turcas Petrolculuk AS(b)	40,813
0	Turk Demir Dokum Fabrikalari(b)	2
63,902	Turk Ekonomi Bankasi AS(b)	104,822
78,645	Turk Hava Yollari AO	259,959
162,597	Turk Sise ve Cam Fabrikalari AS(b)	220,314
78,517	Turkiye Sinai Kalkinma Bankasi AS	122,025
124,100	Turkiye Vakiflar Bankasi Tao(b)	328,534
33,758	Ulker Biskuvi Sanayi AS	85,217
10,245	Vestel Beyaz Esya Sanayi Ve Ticaret AS	31,808
47,025	Vestel Elektonik Sanayi(b)	81,016
15,401	Yapi Kredi Finansal Kiralama AO	56,708
9,284	Yapi Kredi Sigorta AS(b)	72,963
42,319	Zorlu Enerji Elektrik Uretim AS(b)	93,360

		6,935,159

UNITED ARAB EMIRATES — 0.0%
83,323	Dragon Oil Plc(b)	618,423
32,434	Lamprell Plc	116,916

		735,339

UNITED KINGDOM — 5.6%
5,277	888 Holdings Plc	6,260
301,439	Aberdeen Asset Management Plc	633,002
25,242	Admiral Group Plc	506,251
19,217	AEA Technology Plc(b)	6,507
167,711	Aegis Group Plc	333,191
84,272	Afren Plc(b)	117,539
23,277	Aga Rangemaster Group Plc(b)	39,117
63,284	Aggreko Plc	1,178,812

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
195	Alterian Plc(b)	$515
77,170	AMEC Plc	980,692
181,365	Amlin Plc	1,037,700
40,996	Anglo Pacific Group Plc	152,300
111,165	Anite Plc	57,269
196,439	Antisoma Plc(b)	20,782
57,224	Arena Leisure Plc	26,496
13,785	Ark Therapeutics Group Plc(b)	2,153
247,380	ARM Holdings Plc	954,153
71,935	Arriva Plc	838,109
43,686	Ashmore Group Plc	176,331
231,032	Ashtead Group Plc	416,990
23,379	Atkins (WS) Plc	252,963
41,622	Autonomy Corp. Plc(b)	1,141,749
10,641	Aveva Group Plc	187,877
76,299	Avis Europe Plc(b)	42,942
7,640	Axis-Shield Plc(b)	50,488
47,470	Babcock International Group Plc	423,327
121,028	Balfour Beatty Plc	512,270
4,992	Barr (A.G.) Plc	71,029
141,776	Barratt Developments Plc(b)	268,309
195,328	BBA Aviation Plc	618,045
56,490	Bellway Plc	648,521
55,844	Berkeley Group Holdings Plc(b)	709,003
11,301	Bloomsbury Publishing Plc	19,201
7,949	BlueBay Asset Management Plc	45,356
85,944	Bodycote Plc	291,310
20,611	Boot (Henry) Plc	29,225
59,587	Bovis Homes Group Plc(b)	386,609
2,280	Braemar Shipping Services Plc	16,264
1,216	Brammer Plc	2,775
52,487	Brewin Dolphin Holdings Plc	114,721
260,207	British Airways Plc(b)	902,165
119,278	British Land Co. Plc REIT	847,034
23,926	Britvic Plc	175,358
43,750	BSS Group Plc	205,737
40,172	BTG Plc(b)	107,956
66,483	Bunzl Plc	774,206
91,462	Burberry Group Plc	936,753
4,396	Business Post Group Plc	23,504
818,463	Cable & Wireless Communi- cations Plc	773,293
818,463	Cable & Wireless Worldwide(b)	1,081,984
319,400	Cairn Energy Plc(b)	1,949,243
61,273	Capita Group Plc (The)	747,338
27,306	Capital & Regional Plc(b)	14,559
154,383	Carillion Plc	806,137
8,224	Carpetright Plc	108,645
94,951	Carphone Warehouse Group Plc(b)	280,755
20,799	Centaur Media Plc	16,094
7,437	Charles Stanley Group Plc	29,026
5,241	Charles Taylor Consulting Plc	18,772
87,627	Chaucer Holdings Plc	66,528

Shares		Value

UNITED KINGDOM (continued)
5,888	Chemring Group Plc	$328,049
35,339	Chesnara Plc	121,031
8,296	Chime Communications Plc	25,294
38,662	Chloride Group Plc	177,040
4,522	Chrysalis Group Plc(b)	7,070
25,051	Cineworld Group Plc	75,608
4,407	Clarkson Plc	63,800
53,807	Close Brothers Group Plc	598,912
232,077	Cobham Plc	940,742
94,748	Collins Stewart Plc	135,632
162,667	Colt Telecom Group SA(b)	307,975
27,294	Communisis Plc	9,766
60,264	Computacenter Plc	300,383
9,765	Connaught Plc	44,982
4,293	Consort Medical Plc	23,920
127,882	Cookson Group Plc(b)	1,095,960
5,973	Corin Group Plc	6,115
121,107	Costain Group Plc(b)	44,309
12,817	Cranswick Plc	156,325
34,340	Croda International Plc	526,608
69,543	CSR Plc(b)	454,843
62,834	Daily Mail & General Trust Plc - Class A	496,969
52,160	Dairy Crest Group Plc	285,362
32,414	Dana Petroleum Plc(b)	597,713
67,881	Davis Service Group Plc	444,433
34,789	De La Rue Plc	484,624
127,580	Debenhams Plc(b)	139,142
5,612	Dechra Pharmaceuticals Plc	39,264
65,282	Delta Plc	183,453
12,309	Development Securities Plc	48,690
51,874	Devro Plc	135,322
6,246	Dignity Plc	60,863
367,970	Dimension Data Holdings Plc	510,591
46,143	Diploma Plc	157,009
21,990	Domino Printing Sciences Plc	146,778
96,007	Drax Group Plc	529,818
171,456	DS Smith Plc	351,969
1,296,025	DSG International Plc(b)	652,084
4,924	Dunelm Group Plc	29,101
4,924	Dunelm Group Plc - Class B- Redeemable Shares(c)	1,620
13,810	eaga Plc	28,099
86,389	easyJet Plc(b)	620,846
108,606	Electrocomponents Plc	371,839
196,823	Elementis Plc	194,116
1,460,000	Ensco International Plc - ADR	68,882,800
162,870	Enterprise Inns Plc(b)	317,854
14,750	Erinaceous Group Plc(b)(c)(d)	372
13,905	Euromoney Institutional Investor Plc	109,307
76,105	Evolution Group Plc	134,003
219,254	F&C Asset Management Plc	220,442
70,378	Fenner Plc	229,871
2,340	Ferrexpo Plc	12,515
4,749	Fidessa Group Plc	95,538

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
65,866	Filtrona Plc	$231,208
11,172	Filtronic Plc	5,365
33,892	Findel Plc(b)	12,394
117,373	Firstgroup Plc	682,077
13,270	Forth Ports Plc	272,920
312,657	Fortune Oil Plc(b)	35,800
8,125	French Connection Group Plc	4,811
4,872	Fuller Smith & Turner - Class A	39,731
58,668	Future Plc	14,362
279,054	G4S Plc	1,135,895
145,122	Galiform Plc(b)	177,170
29,594	Galliford Try Plc	170,064
119,368	Game Group Plc	173,735
5,558	Games Workshop Group Plc(b)	31,444
26,874	Gem Diamonds Ltd.(b)	118,837
18,964	Genus Plc	212,139
764,379	GKN Plc(b)	1,585,813
10,109	Go-Ahead Group Plc	218,387
41,729	Great Portland Estates Plc REIT	199,756
79,699	Greene King Plc	553,099
25,690	Greggs Plc	188,680
26,494	Halfords Group Plc	205,225
108,988	Halma Plc	453,783
98,934	Hammerson Plc REIT	577,523
65,701	Hampson Industries Plc	50,911
4,000	Hansard Global Plc	10,666
1,153	Hardy Oil & Gas Plc(b)	3,615
29,508	Hargreaves Lansdown Plc	158,957
230,596	Hays Plc	391,908
32,078	Headlam Group Plc	150,332
37,784	Helical Bar Plc	193,511
38,760	Helphire Plc(b)	30,649
148,870	Henderson Group Plc	332,567
21,064	Heritage Oil Ltd.(b)	146,636
47,848	Hikma Pharmaceuticals Plc	457,353
19,720	Hill & Smith Holdings Plc	108,745
100,708	HMV Group Plc	110,638
11,931	Holidaybreak Plc	49,136
127,613	Home Retail Group Plc	535,073
17,525	Homeserve Plc	533,975
43,818	Hunting Plc	377,347
73,341	Huntsworth Plc	80,725
3,867	Hyder Consulting Plc	15,817
137,333	ICAP Plc	792,337
65,926	IG Group Holdings Plc	408,827
37,129	Imagination Technologies Group Plc(b)	156,459
76,689	IMI Plc	833,917
1,740,072	Inchcape Plc(b)	911,120
59,469	Inmarsat Plc	691,950
1,500	Innospec, Inc.(b)	19,965
263,174	Innovation Group Plc(b)	51,285
31,081	Intec Telecom Systems Plc	31,493
41,344	Intercontinental Hotels Group Plc	728,931
144,730	Intermediate Capital Group Plc	623,238

Shares		Value

UNITED KINGDOM (continued)
98,223	International Personal Finance Plc	$404,961
706,957	International Power Plc	3,578,410
44,542	Interserve Plc	150,268
28,289	Intertek Group Plc	642,471
119,679	Invensys Plc	616,352
175,088	Investec Plc	1,384,788
65,743	IP Group Plc(b)	42,159
34,860	ITE Group Plc	80,393
1,090,131	ITV Plc(b)	1,118,304
8,493	James Fisher & Sons Plc	54,710
31,692	Jardine Lloyd Thompson Group Plc	268,506
38,839	Jazztel Plc(b)	156,808
109,522	JJB Sports Plc(b)	38,850
34,145	JKX Oil & Gas Plc	136,024
10,464	John Menzies Plc	61,027
147,668	John Wood Group Plc	831,778
48,515	Johnson Matthey Plc	1,290,260
260,091	Johnston Press Plc(b)	131,344
104,661	Kazakhmys Plc	2,217,326
164,431	KCOM Group Plc	117,976
25,598	Keller Group Plc	283,541
112,412	Kesa Electricals Plc	213,604
10,701	Kewill Plc	15,666
8,554	Kier Group Plc	148,619
1,062,773	Kingfisher Plc	4,050,343
13,596	Kofax Plc(b)	50,630
151,243	Ladbrokes Plc	359,359
122,296	Laird Plc	245,379
108,611	Land Securities Group Plc REIT	1,086,165
8,460	Lavendon Group Plc	11,583
2,862,954	Legal & General Group Plc	3,722,814
64,436	Liberty International Plc REIT	480,494
4,601	Liontrust Asset Management Plc	7,108
238,679	Logica Plc	499,360
59,079	London Stock Exchange Group Plc	614,614
53,705	Lonmin Plc(b)	1,551,581
61,554	Lookers Plc(b)	56,536
16,540	Low and Bonar Plc	8,162
40,901	Luminar Group Holdings Plc(b)	27,419
3,333	M.J. Gleeson Group Plc	6,411
547,722	Man Group Plc	2,022,048
234,589	Marks & Spencer Group Plc	1,311,826
84,424	Marshalls Plc	131,924
200,076	Marston’s Plc	310,056
54,800	McBride Plc	156,407
8,244	McKay Securities Plc	18,640
6,387	Mears Group Plc	30,718
339,063	Meggitt Plc	1,613,369
219,066	Melrose Plc	796,050
16,570	Melrose Resources Plc	75,685
73,933	Michael Page International Plc	480,871
21,967	Micro Focus International Plc	175,631

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
78,287	Millennium & Copthorne Hotels Plc	$564,230
100,405	Misys Plc(b)	357,525
122,878	Mitchells & Butlers Plc(b)	613,919
75,817	Mitie Group Plc	270,504
161,162	Mondi Plc	1,087,876
125,036	Moneysupermarket.com Group Plc	142,299
97,272	Morgan Crucible Co. Plc	316,865
14,736	Morgan Sindall Plc	127,588
35,474	Mothercare Plc	311,109
16,232	Mouchel Group Plc	48,588
15,625	MWB Group Holdings Plc(b)	10,254
52,545	N Brown Group Plc	219,610
95,250	National Express Group Plc	347,709
18,906	Nestor Healthcare Group Plc	15,916
26,838	Next Plc	937,916
125,910	Northern Foods Plc	105,271
15,066	Northgate Plc(b)	48,446
77,366	Northumbrian Water Group Plc	319,887
20,746	Novae Group Plc	98,070
2,472,362	Old Mutual Plc	4,363,422
65,932	Oxford Biomedica Plc(b)	9,362
37,301	Pace Plc	105,295
13,223	PartyGaming Plc(b)	62,027
5,299	PayPoint Plc	25,145
113,258	Pendragon Plc(b)	57,795
51,544	Pennon Group Plc	409,466
149,754	Persimmon Plc(b)	1,086,407
25,129	Petrofac Ltd.	434,611
17,205	Petropavlovsk Plc	307,374
9,237	Phoenix IT Group Ltd.	37,384
56,972	Photo-Me International Plc	32,385
73,007	Premier Farnell Plc	264,511
954,316	Premier Foods Plc(b)	381,640
19,340	Premier Oil Plc(b)	374,541
25,821	Prostrakan Group Plc(b)	32,619
19,473	Provident Financial Plc	248,765
40,302	Psion Plc	50,295
126,830	Punch Taverns Plc(b)	171,934
96,853	PV Crystalox Solar Plc	72,456
61,900	PZ Cussons Plc	257,271
246,845	QinetiQ Group Plc	480,792
177,396	Quintain Estates & Development Plc(b)	151,578
53,253	Rank Group Plc	98,865
12,590	Rathbone Brothers Plc	178,189
3,513	REA Holdings Plc	27,032
91,054	Redrow Plc(b)	207,292
6,462	Renishaw Plc	65,824
4,007	Rensburg Sheppards Plc	51,458
257,822	Rentokil Initial Plc(b)	500,036
1,044,477	Resolution Ltd.	1,163,184
28,774	Restaurant Group Plc	106,884
407,402	Rexam Plc	2,008,860
7,755	Ricardo Plc	35,626

Shares		Value

UNITED KINGDOM (continued)
3,246	Rightmove Plc	$34,537
13,819	RM Plc	37,271
17,399	Robert Walters Plc	61,537
15,157	Robert Wiseman Dairies Plc	108,212
27,482	ROK Plc	14,717
20,874	Rotork Plc	448,120
25,759	RPC Group Plc	96,811
71,833	RPS Group Plc	249,099
1,229,070	RSA Insurance Group Plc	2,274,863
476,620	Sage Group Plc (The)	1,781,396
49,414	Salamander Energy Plc(b)	188,816
52,690	Savills Plc	274,766
49,362	Schroders Plc	1,043,592
20,496	Schroders Plc - Non Voting	346,381
12,499	Scott Wilson Group Plc	20,280
24,501	SDL Plc(b)	169,290
104,356	Segro Plc REIT	492,592
140,739	Senior Plc	249,583
98,945	Serco Group Plc	949,666
34,228	Severfield-Rowen Plc	114,276
34,311	Severn Trent Plc	606,718
54,091	Shaftesbury Plc REIT	321,899
174,270	Shanks Group Plc	274,739
259,542	SIG Plc(b)	522,023
120,346	Smith & Nephew Plc	1,247,703
53,086	Smiths Group Plc	912,760
37,047	Smiths News Plc	69,656
18,921	Soco International Plc(b)	470,639
49,871	Southern Cross Healthcare Ltd.(b)	59,352
41,569	Spectris Plc	568,821
223,877	Speedy Hire Plc	120,309
38,075	Spice Plc	24,076
16,818	Spirax-Sarco Engineering Plc	395,650
170,913	Spirent Communications Plc	313,251
94,269	Sports Direct International Plc(b)	161,618
54,276	SSL International Plc	711,124
7,688	St. Ives Group Plc	7,441
84,702	St. James’s Place Plc	340,984
37,796	St. Modwen Properties Plc(b)	99,794
87,047	Stagecoach Group Plc	261,534
803,401	Standard Life Plc	2,444,171
14,920	Sthree Plc	83,053
25,800	Subsea 7, Inc.(b)	504,583
4,448	Synergy Health Plc	41,673
4,319	T Clarke Plc	9,983
189,902	Talktalk Telecom Group Plc(b)	369,013
171,109	Tate & Lyle Plc	1,191,168
1,334,574	Taylor Wimpey Plc(b)	825,448
5,162	Ted Baker Plc	41,315
14,307	Telecity Group Plc(b)	89,077
11,245	Telecom Plus Plc	53,528
224,550	Thomas Cook Group Plc	851,832
358,045	Tomkins Plc	1,354,527
35,892	Topps Tiles Plc(b)	31,771

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
11,051	Town Centre Securities Plc	$26,141
76,407	Travis Perkins Plc(b)	986,833
109,878	Trinity Mirror Plc(b)	261,964
45,185	TT electronics Plc(b)	72,797
88,666	TUI Travel Plc	378,265
44,722	Tullett Prebon Plc	239,160
49,013	UK Coal Plc - Sub-Shares(b)	39,354
16,341	Ultra Electronics Holdings	385,816
15,158	Umeco Plc	83,495
8,025	Uniq Plc(b)	2,357
99,107	United Utilities Group Plc	811,024
7,888	UTV Media Plc	15,605
49,708	Vectura Group Plc(b)	26,956
55,280	Vedanta Resources Plc	2,113,157
22,798	Victrex Plc	350,522
7,995	Vitec Group Plc (The)	50,530
36,133	VT Group Plc	411,377
78,552	Weir Group Plc (The)	1,179,238
16,675	Wellstream Holdings Plc	152,270
43,403	Wetherspoon (J.D.) Plc	358,740
33,542	WH Smith Plc	257,302
69,159	Whitbread Plc	1,616,193
140,878	William Hill Plc	440,189
14,285	Wilmington Group Plc	31,465
19,577	Wincanton Plc	70,333
54,494	Wolfson Microelectronics Plc(b)	144,210
122,749	Wolseley Plc(b)	3,065,655
339,266	Woolworths Group Plc(b)(c)(d)	0
10,794	WSP Group Plc	57,708
10,220	Xaar Plc	20,164
65,077	Xchanging Plc	208,319
635,972	Yell Group Plc(b)	528,502
30,967	Yule Catto & Co. Plc(b)	97,290

		213,935,516

UNITED STATES — 54.9%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	26,351
11,450	1st Source Corp.	219,038
3,800	3D Systems Corp.(b)	59,128
800	3PAR, Inc.(b)	7,464
6,529	4Kids Entertainment, Inc.(b)	7,051
11,400	99 Cents Only Stores(b)	176,928
2,900	A.M. Castle & Co.(b)	39,788
3,500	A.O. Smith Corp.	180,705
3,422	AAON, Inc.	82,607
7,600	AAR Corp.(b)	185,288
10,650	Aaron’s, Inc.	240,370
700	Abaxis, Inc.(b)	18,137
6,700	Abercrombie & Fitch Co. - Class A	292,991
8,900	Abington Bancorp, Inc.	84,639
10,300	Abiomed, Inc.(b)	99,292
375,000	ABM Industries, Inc.	8,058,750
3,800	Abraxas Petroleum Corp.(b)	10,944
10,020	AC Moore Arts & Crafts, Inc.(b)	40,882

Shares		Value

UNITED STATES (continued)
5,700	Acacia Research-Acacia Technologies(b)	$84,816
8,444	Acadia Pharmaceuticals, Inc.(b)	14,017
4,279	Acadia Realty Trust REIT	81,643
1,814	Accelrys, Inc.(b)	12,680
7,800	ACCO Brands Corp.(b)	71,214
1,800	Accuray, Inc.(b)	11,592
900	Aceto Corp.	6,003
3,200	ACI Worldwide, Inc.(b)	60,128
2,100	Acme Packet, Inc.(b)	54,894
400	Acorda Therapeutics, Inc.(b)	15,500
5,946	Actel Corp.(b)	92,282
9,100	ActivIdentity Corp.(b)	26,663
6,800	Actuant Corp. - Class A	155,924
9,350	Actuate Corp.(b)	52,921
1,800	Acuity Brands, Inc.	81,378
4,800	Acxiom Corp.(b)	91,584
58,880	Adaptec, Inc.(b)	181,939
17,100	ADC Telecommunications, Inc.(b)	136,971
1,500	Administaff, Inc.	33,210
12,705	Adolor Corp.(b)	24,775
11,500	Adtran, Inc.	307,855
2,530	Advance America Cash Advance Centers, Inc.	14,472
1,463,107	Advance Auto Parts, Inc.	65,986,126
16,100	Advanced Analogic Technologies, Inc.(b)	61,180
7,300	Advanced Energy Industries, Inc.(b)	107,456
9,000	Advanced Micro Devices, Inc.(b)	81,540
2,500	Advent Software, Inc.(b)	112,950
690	Adventrx Pharmaceuticals, Inc.(b)	2,512
1,500	Advisory Board Co. (The)(b)	49,395
3,005	Aecom Technology Corp.(b)	90,360
1,200	AEP Industries, Inc.(b)	33,156
10,350	Aeropostale, Inc.(b)	300,564
600	Aerovironment, Inc.(b)	15,708
2,800	AFC Enterprises(b)	30,548
1,000	Affiliated Managers Group, Inc.(b)	84,180
500	Affymax, Inc.(b)	11,920
1,800	Affymetrix, Inc.(b)	12,492
7,700	AGCO Corp.(b)	269,654
4,000	Agilysys, Inc.	43,400
672	Agree Realty Corp. REIT	17,223
2,800	Air Methods Corp.(b)	92,624
3,500	Air Transport Services Group, Inc.(b)	19,250
5,800	Aircastle Ltd.	69,658
16,229	AirTran Holdings, Inc.(b)	85,689
6,300	AK Steel Holding Corp.	105,525
3,600	Akamai Technologies, Inc.(b)	139,788
5,751	Akorn, Inc.(b)	12,077
1,000	Alamo Group, Inc.	23,560

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,600	Alaska Air Group, Inc.(b)	$314,716
8,500	Alaska Communications Systems Group, Inc.	72,760
3,400	Albany International Corp. - Class A	86,598
17,293	Albany Molecular Research, Inc.(b)	138,344
3,100	Albemarle Corp.	141,546
353,800	Alberto-Culver Co.	10,189,440
2,800	Alexander & Baldwin, Inc.	99,624
400	Alexandria Real Estate Equities, Inc. REIT	28,324
7,000	Alexza Pharmaceuticals, Inc.(b)	23,380
1,642	Alico, Inc.	43,809
4,400	Align Technology, Inc.(b)	74,712
7,629	Alkermes, Inc.(b)	99,940
30,908	Alleghany Corp.(b)	9,184,621
3,805	Allegheny Technologies, Inc.	203,453
200	Allegiant Travel Co.	10,286
50,000	Allergan, Inc.	3,184,500
2,600	Allete, Inc.	94,822
1,500	Alliance Data Systems Corp.(b)	112,590
9,900	Alliance HealthCare Services, Inc.(b)	53,064
29,100	Alliance One International, Inc.(b)	148,119
1,000	Alliant Techsystems, Inc.(b)	80,910
8,408	Allis-Chalmers Energy, Inc.(b)	33,884
21,600	Allos Therapeutics, Inc.(b)	170,640
900	Alloy, Inc.(b)	6,975
6,556	Allscripts-Misys Healthcare Solutions, Inc.(b)	132,235
100	Almost Family, Inc.(b)	4,236
2,700	Alnylam Pharmaceuticals, Inc.(b)	45,792
5,825	Alon USA Energy, Inc.	42,581
12,326	Alphatec Holdings, Inc.(b)	82,338
1,500	Altra Holdings, Inc.(b)	22,740
2,700	AMAG Pharmaceuticals, Inc.(b)	92,205
3,470	Ambassadors Group, Inc.	42,126
4,100	AMCOL International Corp.	117,834
4,476	Amcore Financial, Inc.(b)	3,536
4,000	Amedisys, Inc.(b)	230,320
2,700	Amerco, Inc.(b)	168,615
2,400	American Apparel, Inc.(b)	7,368
5,000	American Axle & Manaufacturing Holdings, Inc.(b)	53,800
8,206	American Campus Communities, Inc. REIT	231,163
15,964	American Capital Ltd.(b)	98,019
300	American Commercial Lines, Inc.(b)	6,120
3,399	American Dental Partners, Inc.(b)	43,779
6,700	American Eagle Outfitters, Inc.	112,627

Shares		Value

UNITED STATES (continued)
11,600	American Equity Investment Life Holding Co.	$122,032
9,900	American Financial Group, Inc.	291,357
6,700	American Greetings Corp. - Class A	164,552
342	American Italian Pasta Co. - Class A(b)	13,417
309,531	American Medical Systems Holdings, Inc.(b)	5,546,796
1,705	American National Insurance Co.	187,823
10,500	American Oil & Gas, Inc.(b)	75,600
3,676	American Physicians Capital, Inc.	122,925
100,200	American Public Education, Inc.(b)	4,243,470
600	American Railcar Industries, Inc.	9,810
3,200	American Reprographics Co.(b)	31,968
400	American Safety Insurance Holdings Ltd.(b)	6,472
3,100	American Science & Engineering, Inc.	232,965
1,800	American Software, Inc. - Class A	11,502
3,500	American States Water Co.	130,620
5,802	American Superconductor Corp.(b)	169,302
5,300	American Vanguard Corp.	42,930
7,300	American Water Works Co., Inc.	158,994
4,400	American Woodmark Corp.	101,684
1,824	America’s Car-Mart, Inc.(b)	46,202
11,700	AmeriCredit Corp.(b)	280,098
8,100	AMERIGROUP Corp.(b)	293,544
1,976	Ameris Bancorp	21,993
6,900	Amerisafe, Inc.(b)	117,990
6,300	Ameristar Casinos, Inc.	118,629
1,000	Ameron International Corp.	69,390
125,000	Ametek, Inc.	5,406,250
29,300	Amkor Technology, Inc.(b)	220,922
5,500	AMN Healthcare Services, Inc.(b)	50,270
2,100	Ampco-Pittsburgh Corp.	53,991
6,900	AMR Corp.(b)	50,922
2,100	Amrep Corp.(b)	30,450
3,396	Amsurg Corp.(b)	70,365
4,700	Amtrust Financial Services, Inc.	64,061
4,300	Amylin Pharmaceuticals, Inc.(b)	88,752
9,600	Anadigics, Inc.(b)	48,288
1,800	Analogic Corp.	86,076
7,272	Anaren, Inc.(b)	107,771
16,800	Anatolia Minerals Development Ltd.(b)	77,897
4,076	Anchor Bancorp Wisconsin, Inc.(b)	4,076
2,100	Andersons, Inc. (The)	75,894

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,500	Angiodynamics, Inc.(b)	$104,000
900	Anika Therapeutics, Inc.(b)	6,345
2,300	Anixter International, Inc.(b)	120,520
8,600	Ann Taylor Stores Corp.(b)	186,620
78,769	Ansys, Inc.(b)	3,544,605
500	APAC Customer Services, Inc.(b)	2,875
1,200	Apartment Investment & Management Co. REIT - Class A	26,892
5,300	Apogee Enterprises, Inc.	72,822
39,000	Apollo Gold Corp.(b)	12,862
70,000	Apollo Group, Inc. - Class A(b)	4,018,700
5,300	Applied Industrial Technologies, Inc.	163,134
13,950	Applied Micro Circuits Corp.(b)	157,356
700	Applied Signal Technology, Inc.	13,083
500	Approach Resources, Inc.(b)	4,475
365,900	Aptargroup, Inc.	15,748,336
2,600	Arbitron, Inc.	80,106
57	ARCA Biopharma, Inc.(b)	298
4,000	Arch Chemicals, Inc.	136,040
2,100	Arch Coal, Inc.	56,700
65,800	ArcSight, Inc.(b)	1,495,634
6,057	Arctic Cat, Inc.(b)	89,341
600	Ardea Biosciences, Inc.(b)	15,240
11,300	Arena Pharmaceuticals, Inc.(b)	36,725
78,400	Arena Resources, Inc.(b)	2,895,312
200	Argan, Inc.	2,272
6,253	Argon ST, Inc.(b)	162,578
4,000	Ariad Pharmaceuticals, Inc.(b)	14,080
414,817	Ariba, Inc.(b)	5,919,439
4,700	Arkansas Best Corp.	143,162
4,400	Armstrong World Industries, Inc.(b)	191,620
3,200	Arqule, Inc.	20,384
7,728	Array Biopharma, Inc.(b)	28,594
20,468	Arris Group, Inc.(b)	251,552
7,800	Arrow Electronics, Inc.(b)	237,900
206	Arrow Financial Corp.	5,727
2,900	Art Technology Group, Inc.(b)	12,412
3,443	Arthrocare Corp.(b)	106,492
152,600	Arthur J. Gallagher & Co.	4,008,802
2,400	Aruba Networks, Inc.(b)	30,144
10,772	ArvinMeritor, Inc.(b)	165,027
6,700	Asbury Automotive Group, Inc.(b)	104,185
1,000	Ascent Media Corp. - Class A(b)	29,520
6,827	Ashland, Inc.	406,616
242,625	ASML Holding NV - ADR	7,924,132
8,600	Aspen Technology, Inc.(b)	101,222
10,700	Asset Acceptance Capital Corp.(b)	78,752
2,520	Assisted Living Concepts, Inc.(b)	88,452

Shares		Value

UNITED STATES (continued)
900	Associated Banc-Corp.	$13,077
1,300	Associated Estates Realty Corp. REIT	18,239
1,870,800	Assurant, Inc.	68,153,244
1,320	Asta Funding, Inc.	10,204
2,900	Astec Industries, Inc.(b)	96,048
7,200	Astoria Financial Corp.	116,208
10,900	ATC Technology Corp.(b)	222,796
101,000	athenahealth, Inc.(b)	2,931,020
600	Atherogenics, Inc.(b)(c)(d)	0
7,900	Atheros Communications, Inc.(b)	306,836
1,200	Atlantic Coast Federal Corp.	3,300
500	Atlantic Tele-Network, Inc.	27,590
2,700	Atlas Air Worldwide Holdings, Inc.(b)	149,229
2,934	Atlas Energy, Inc.(b)	105,859
91,800	Atmel Corp.(b)	499,392
3,163	ATMI, Inc.(b)	57,345
31,100	Atna Resources Ltd.(b)	17,145
4,200	ATP Oil & Gas Corp.(b)	76,692
3,600	ATS Medical, Inc.(b)	14,364
1,200	Atwood Oceanics, Inc.(b)	43,692
5,307	Audiovox Corp. - Class A(b)	49,408
12,654	AutoNation, Inc.(b)	255,611
4,300	Auxilium Pharmaceuticals, Inc.(b)	153,080
200	Avatar Holdings, Inc.(b)	4,768
300	Avery Dennison Corp.	11,709
4,661	Aviat Networks, Inc.(b)	30,296
4,900	Avid Technology, Inc.(b)	71,540
6,200	Avis Budget Group, Inc.(b)	93,744
5,900	Avista Corp.	127,617
240,000	Avon Products, Inc.	7,759,200
14,600	AVX Corp.	225,570
9,900	Axcelis Technologies, Inc.(b)	23,562
1,300	AZZ, Inc.	52,806
2,000	B&G Foods, Inc. - Class A	20,660
2,000	Badger Meter, Inc.	82,720
5,199	Balchem Corp.	134,862
6,200	Baldor Electric Co.	238,142
891	Baldwin & Lyons, Inc. - Class B	22,355
7,732	Bally Technologies, Inc.(b)	356,600
2,600	BancFirst Corp.	114,764
1,900	Bancorp, Inc. (The)(b)	16,853
11,900	BancorpSouth, Inc.	263,466
10,697	Bank Mutual Corp.	76,163
300	Bank of Florida Corp.(b)	318
1,700	Bank of Hawaii Corp.	89,896
2,900	Bank of The Ozarks, Inc.	111,563
4,027	BankAtlantic Bancorp, Inc. - Class A(b)	10,551
5,200	BankFinancial Corp.	50,232
1,900	Banner Corp.	10,773
60,000	Bard (C.R.), Inc.	5,191,800
3,700	Barnes & Noble, Inc.	81,548

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,000	Barnes Group, Inc.	$145,600
1,106	Barrett Business Sevices, Inc.	17,032
6,550	Basic Energy Services, Inc.(b)	66,876
500	Bassett Furniture Industries, Inc.(b)	2,995
7,100	BE Aerospace, Inc.(b)	210,941
16,100	Beacon Roofing Supply, Inc.(b)	357,420
366	Bearingpoint, Inc.(b)(c)(d)	0
900	Beasley Broadcasting Group, Inc. - Class A(b)	5,292
10,900	Bebe Stores, Inc.	89,816
90,000	Beckman Coulter, Inc.	5,616,000
126	Bel Fuse, Inc. - Class A	2,739
1,900	Bel Fuse, Inc. - Class B	44,498
7,226	Belden, Inc.	198,426
5,616	Bell Microproducts, Inc.(b)	39,312
3,500	Belo Corp. - Class A(b)	30,345
5,100	Bemis Co., Inc.	155,091
8,550	Benchmark Electronics, Inc.(b)	185,022
4,300	Beneficial Mutual Bancorp, Inc.(b)	42,613
3,800	Berkshire Hills Bancorp, Inc.	79,800
5,600	Berry Petroleum Co. - Class A	181,272
7,800	BGC Partners, Inc. - Class A	50,856
2,100	Big 5 Sporting Goods Corp.	35,595
3,100	Big Lots, Inc.(b)	118,420
95	Biglari Holdings, Inc.(b)	37,169
7,000	Bill Barrett Corp.(b)	238,560
7,614	BioCryst Pharmaceuticals, Inc.(b)	57,866
600	Biodel, Inc.(b)	2,700
13,300	BioMarin Pharmaceutical, Inc.(b)	310,821
6,700	BioMed Realty Trust, Inc. REIT	124,017
3,966	BioMimetic Therapeutics, Inc.(b)	52,867
107,000	Bio-Rad Laboratories, Inc. - Class A(b)	11,950,830
5,200	Bio-Reference Labs, Inc.(b)	121,680
658	Biosante Pharmaceuticals, Inc.(b)	1,546
19,100	BioScrip, Inc.(b)	170,754
5,700	BJ’s Restaurants, Inc.(b)	137,541
8,300	BJ’s Wholesale Club, Inc.(b)	317,724
2,798	Black Box Corp.	87,270
4,520	Black Hills Corp.	148,663
1,000	Blackbaud, Inc.	23,050
151,900	Blackboard, Inc.(b)	6,463,345
4,000	Blount International, Inc.(b)	44,880
5,400	Blue Coat Systems, Inc.(b)	175,662
500	Blue Nile, Inc.(b)	26,995
8,200	Bluegreen Corp.(b)	49,774
775	Blyth, Inc.	44,671
1,000	BMP Sunstone Corp.(b)	5,370
3,850	Bob Evans Farms, Inc.	119,080
3,000	Boise, Inc.(b)	20,670

Shares		Value

UNITED STATES (continued)
5,153	Bok Financial Corp.	$280,478
1,500	Bolt Technology Corp.(b)	16,605
2,600	Bon-Ton Stores, Inc. (The)(b)	44,512
1,900	Books-A-Million, Inc.	14,060
3,900	Borders Group, Inc.(b)	9,906
4,000	BorgWarner, Inc.(b)	173,360
700	Boston Beer Co., Inc. - Class A(b)	39,907
6,367	Boston Private Financial Holdings, Inc.	50,490
181,800	Bottomline Technologies, Inc.(b)	3,163,320
6,017	Bowne & Co., Inc.	67,270
7,500	Boyd Gaming Corp.(b)	95,250
3,300	BPZ Resources, Inc.(b)	21,846
252,200	Brady Corp. - Class A	8,665,592
1,000	Brandywine Realty Trust REIT	12,740
500	BRE Properties, Inc.	20,880
6,700	Briggs & Stratton Corp.	159,058
16,700	Brigham Exploration Co.(b)	325,817
10,930	Brightpoint, Inc.(b)	88,424
3,500	Brinker International, Inc.	64,820
800	Brink’s Co. (The)	21,304
1,700	Brink’s Home Security Holdings, Inc.(b)	71,298
4,000	Bristow Group, Inc.(b)	154,840
2,800	Broadpoint Gleacher Securities Group, Inc.(b)	11,984
3,500	Broadridge Financial Solutions, Inc.	83,335
2,300	Broadwind Energy, Inc.(b)	9,108
15,300	Brocade Communications Systems, Inc.(b)	99,297
6,400	Bronco Drilling Co., Inc.(b)	30,592
6,700	Brookdale Senior Living, Inc.(b)	144,050
6,423	Brookline Bancorp, Inc.	70,589
8,421	Brooks Automation, Inc.(b)	81,852
252,870	Brown & Brown, Inc.	5,092,802
7,746	Brown Shoe Co., Inc.	145,625
75,000	Brown-Forman Corp. - Class B	4,363,500
6,084	Bruker Corp.(b)	93,024
7,070	Brunswick Corp.	147,763
3,700	Brush Engineered Materials, Inc.(b)	110,001
9,100	Buckeye Technologies, Inc.(b)	128,492
3,075	Buckle, Inc. (The)	111,254
2,800	Bucyrus International, Inc.	176,428
299	Buffalo Wild Wings, Inc.(b)	12,361
4,195	Builders FirstSource, Inc.(b)	15,983
2,450	Burger King Holdings, Inc.	51,695
1,200	Bway Holding Co.(b)	23,736
8,400	Cabela’s, Inc.(b)	152,544
3,400	Cabot Corp.	110,636
2,500	Cabot Microelectronics Corp.(b)	95,900
4,800	Cache, Inc.(b)	32,784

60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,900	CACI International, Inc. - Class A(b)	$184,977
7,500	Cadence Design Systems, Inc.(b)	55,950
1,100	Cadence Pharmaceuticals, Inc.(b)	10,780
1,200	Cadiz, Inc.(b)	14,964
5,722	Cal Dive International, Inc.(b)	37,536
900	Calamos Asset Management, Inc. - Class A	11,205
600	Calavo Growers, Inc.	10,404
7,200	Calgon Carbon Corp.(b)	111,600
5,700	California Pizza Kitchen, Inc.(b)	116,850
2,400	California Water Service Group	92,952
12,624	Caliper Life Sciences, Inc.(b)	50,622
8,600	Callaway Golf Co.	80,754
4,806	Callidus Software, Inc.(b)	15,235
5,000	Callon Petroleum Co.(b)	30,350
2,800	Cal-Maine Foods, Inc.	93,464
1,700	Cambrex Corp.(b)	7,463
900	Camden National Corp.	32,157
500	Camden Property Trust REIT	24,215
7,400	Cano Petroleum, Inc.(b)	8,584
2,800	Cantel Medical Corp.	55,888
500	Capella Education Co.(b)	45,310
1,200	Capital City Bank Group, Inc.	21,108
74	Capital Corp. of the West(b)	0
4,500	Capital Senior Living Corp.(b)	23,670
600	Capital Southwest Corp.	56,430
11,500	CapitalSource, Inc.	68,655
4,700	Capitol Bancorp Ltd.(b)	11,468
604	Capitol Federal Financial	22,765
5,800	Caraco Pharmaceutical Laboratories Ltd.(b)	37,410
2,550	CARBO Ceramics, Inc.	186,788
4,300	Cardiac Science Corp.(b)	6,708
4,975	Cardinal Financial Corp.	54,476
1,300	Cardtronics, Inc.(b)	18,122
2,800	Career Education Corp.(b)	81,956
3,000	Carlisle Cos., Inc.	113,190
2,300	CarMax, Inc.(b)	56,511
2,130	Carmike Cinemas, Inc.(b)	35,741
3,000	Carpenter Technology Corp.	117,810
1,200	Carrizo Oil & Gas, Inc.(b)	26,328
8,500	Carter’s, Inc.(b)	273,870
2,610	Cascade Corp.	90,985
5,200	Casella Waste Systems, Inc. - Class A(b)	26,832
8,784	Casey’s General Stores, Inc.	339,326
4,400	Cash America International, Inc.	163,064
20	Cass Information Systems, Inc.	636
6,826	Casual Male Retail Group, Inc.(b)	27,918
2,800	Catalyst Health Solutions, Inc.(b)	118,468
8,610	Cathay General Bancorp	106,506

Shares		Value

UNITED STATES (continued)
8,350	Cato Corp. (The) - Class A	$198,312
543	Cavco Industries, Inc.(b)	21,269
1,000	Cavium Networks, Inc.(b)	27,610
7,000	CB Richard Ellis Group, Inc. - Class A(b)	121,240
2,200	Cbeyond, Inc.(b)	33,836
16,600	CBIZ, Inc.(b)	116,366
700	CBL & Associates Properties, Inc. REIT	10,220
4,600	CDI Corp.	80,178
4,400	CEC Entertainment, Inc.(b)	171,820
3,400	Cedar Shopping Centers, Inc. REIT	27,064
3,268	Celadon Group, Inc.(b)	48,791
400	Celanese Corp. - Class A	12,796
9,995	Celera Corp.	74,663
2,026	Celldex Therapeutics, Inc.(b)	16,552
6,300	Centene Corp.(b)	144,270
1,010	Center Bancorp., Inc.	8,403
2,700	Center Financial Corp.	18,198
300	Centerstate Banks, Inc.	3,609
3,600	Central Garden & Pet Co.(b)	40,428
4,800	Central Garden & Pet Co. - Class A(b)	49,584
10,500	Central Pacific Financial Corp.(b)	22,890
2,400	Central Vermont Public Service Corp.	52,344
7,400	Century Aluminum Co.(b)	99,752
10,300	Cenveo, Inc.(b)	88,271
70,000	Cephalon, Inc.(b)	4,494,000
8,600	Cepheid, Inc.(b)	171,914
5,000	Ceradyne, Inc.(b)	111,000
13,920	Cerus Corp.(b)	45,101
4,300	Ceva, Inc.(b)	52,632
2,358	CH Energy Group, Inc.	97,668
3,700	Charles River Laboratories International, Inc.(b)	123,876
9,510	Charming Shoppes, Inc.(b)	53,732
2,200	Chart Industries, Inc.(b)	50,578
7,300	Checkpoint Systems, Inc.(b)	164,907
8,500	Cheesecake Factory (The)(b)	230,945
4,400	Chemed Corp.	242,044
3,637	Chemical Financial Corp.	86,197
3,700	Cheniere Energy, Inc.(b)	15,355
1,800	Chesapeake Corp.(b)	9
100,000	Chesapeake Energy Corp.	2,380,000
800	Chesapeake Utilities Corp.	24,096
7,200	Chico’s FAS, Inc.	107,208
5,200	Children’s Place Retail Stores, Inc. (The)(b)	238,264
1,100	Chipotle Mexican Grill, Inc. - Class A(b)	148,401
4,400	Chiquita Brands International, Inc.(b)	66,176
1,800	Choice Hotels International, Inc.	65,358

61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,100	Christopher & Banks Corp.	$59,719
2,406	Churchill Downs, Inc.	92,222
8,576	Ciber, Inc.(b)	34,047
4,085	Ciena Corp.(b)	75,532
5,624	Cimarex Energy Co.	382,882
34,800	Cincinnati Bell, Inc.(b)	117,276
9,100	Cinemark Holdings, Inc.	166,166
2,600	CIRCOR International, Inc.	89,596
13,500	Cirrus Logic, Inc.(b)	171,585
800	Citi Trends, Inc.(b)	26,832
5,621	Citizens Republic Bancorp, Inc.(b)	7,026
10,827	Citizens, Inc.(b)	75,897
646,454	Citrix Systems, Inc.(b)	30,383,338
3,726	City Holding Co.	130,559
4,300	City National Corp.	267,804
7,300	CKE Restaurants, Inc.	90,082
10,400	CKX, Inc.(b)	61,152
227,500	CLARCOR, Inc.	8,604,050
2,958	Clayton Williams Energy, Inc.(b)	137,429
1,600	Clean Energy Fuels Corp.(b)	28,192
800	Clean Harbors, Inc.(b)	50,744
3,400	Clear Channel Outdoor Holdings, Inc. - Class A(b)	39,372
500	Clearwater Paper Corp.(b)	31,840
6,400	Cleco Corp.	175,360
5,200	Clifton Savings Bancorp, Inc.	51,064
1,755	Clinical Data, Inc.(b)	32,783
110,000	Clorox Co.	7,117,000
11,400	CNA Surety Corp.(b)	191,178
4,800	CoBiz Financial, Inc.	34,272
6,480	Coeur D’alene Mines Corp.(b)	116,122
2,600	Cogdell Spencer, Inc. REIT	19,708
8,500	Cogent Communications Group, Inc.(b)	86,785
1,400	Cogent, Inc.(b)	14,490
5,800	Cognex Corp.	121,278
3,900	Cohen & Steers, Inc.	105,573
5,820	Coherent, Inc.(b)	218,657
11,354	Cohu, Inc.	183,367
3,400	Coinstar, Inc.(b)	150,824
9,000	Coldwater Creek, Inc.(b)	63,720
1,100	Colfax Corp.(b)	14,355
11,500	Collective Brands, Inc.(b)	269,675
6,000	Colonial Properties Trust REIT	94,620
900	Columbia Bancorp(b)	40
2,231	Columbia Banking System, Inc.	50,153
4,600	Columbia Sportswear Co.	255,484
4,600	Columbus McKinnon Corp.(b)	82,938
19,400	Comfort Systems USA, Inc.	273,152
5,737	Commerce Bancshares, Inc.	237,627
7,200	Commercial Metals Co.	107,136
4,500	Commercial Vehicle Group, Inc.(b)	42,210
2,800	CommScope, Inc.(b)	91,224

Shares		Value

UNITED STATES (continued)
900	Communications Systems, Inc.	$11,556
3,700	Community Bank System, Inc.	91,279
6,900	Community Health Systems, Inc.(b)	281,934
5,474	Community Trust Bancorp, Inc.	164,329
1,100	CommVault Systems, Inc.(b)	23,045
700	Compass Minerals International, Inc.	52,717
700	Compellent Technologies, Inc.(b)	8,799
5,300	Complete Production Services, Inc.	79,977
4,867	Compucredit Holdings Corp.	29,153
1,700	Computer Programs & Systems, Inc.	76,602
1,247,000	Computer Sciences Corp.(b)	65,330,330
10,800	Compuware Corp.(b)	92,880
180,700	comScore, Inc.(b)	3,279,705
8,300	Comstock Resources, Inc.(b)	266,098
2,700	Comtech Telecommunications Corp.(b)	84,348
800	Comverge, Inc.(b)	9,072
4,898	Conceptus, Inc.(b)	92,768
3,863	Concho Resources, Inc.(b)	219,496
131,300	Concur Technologies, Inc.(b)	5,502,783
1,150	Conexant Systems, Inc.(b)	3,508
5,889	Conmed Corp.(b)	130,971
400	Connecticut Water Service, Inc.	9,476
4,801	Conn’s, Inc.(b)	45,754
7,800	Conseco, Inc.(b)	46,020
1,116	Consolidated - Tomoka Land Co.	38,145
10,216	Consolidated Communications Holdings, Inc.	189,507
1,900	Consolidated Graphics, Inc.(b)	79,629
175,700	Constant Contact, Inc.(b)	4,489,135
11,700	Constellation Brands, Inc. - Class A(b)	213,759
1,900	Contango Oil & Gas Co.(b)	104,310
12,858	Continental Airlines, Inc. - Class B(b)	287,376
500	Continucare Corp.(b)	1,675
7,200	Convergys Corp.(b)	91,008
1,600	Con-way, Inc.	62,144
3,100	Cooper Cos., Inc. (The)	120,559
8,500	Cooper Tire & Rubber Co.	180,370
202,200	Copart, Inc.(b)	7,216,518
2,300	Core-Mark Holding Co., Inc.(b)	70,196
10,900	Corinthian Colleges, Inc.(b)	170,258
5,000	Corn Products International, Inc.	180,000
3,200	Cornell Cos., Inc.(b)	88,000
800	Corporate Executive Board Co. (The)	21,968
500	Corporate Office Properties Trust REIT	20,225

62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,800	Corrections Corp. of America(b)	$161,616
2,550	Corvel Corp.(b)	84,915
142,000	CoStar Group, Inc.(b)	6,240,900
700	Courier Corp.	12,033
1,148	Cousins Properties, Inc. REIT	9,253
1,020	Covance, Inc.(b)	58,283
10,900	Covanta Holding Corp.	190,532
7,800	Coventry Health Care, Inc.(b)	185,172
800	CPI International, Inc.(b)	10,744
2,900	CRA International, Inc.(b)	67,367
1,500	Cracker Barrel Old Country Store, Inc.	74,055
2,600	Crane Co.	93,444
900	Cray, Inc.(b)	6,084
500	Credit Acceptance Corp.(b)	22,550
3,700	Cree, Inc.(b)	270,877
3,600	CROCS, Inc.(b)	34,776
6,646	Cross Country Healthcare, Inc.(b)	66,593
1,700	Crosstex Energy, Inc.(b)	15,351
2,635,000	Crown Holdings, Inc.(b)	68,510,000
11,400	Crown Media Holdings, Inc. - Class A(b)	20,634
4,000	CryoLife, Inc.(b)	24,440
6,929	CSG Systems International, Inc.(b)	157,427
1,500	CSS Industries, Inc.	30,030
7,000	CTS Corp.	73,500
3,100	Cubic Corp.	115,661
8,700	Cubist Pharmaceuticals, Inc.(b)	195,054
4,300	Cullen/Frost Bankers, Inc.	255,248
752,366	Cummins, Inc.	54,343,396
3,999	Cumulus Media, Inc. - Class A(b)	19,515
1,380	Curis, Inc.(b)	4,554
5,100	Curtiss-Wright Corp.	181,917
1,000	Cutera, Inc.(b)	11,560
12,001	CVB Financial Corp.	132,131
3,000	CVR Energy, Inc.(b)	25,470
300	Cyberonics, Inc.(b)	5,859
14,874	Cybersource Corp.(b)	381,964
5,842	Cymer, Inc.(b)	199,504
1,300	Cynosure, Inc. - Class A(b)	16,380
8,000	Cypress Bioscience, Inc.(b)	40,320
5,400	Cypress Semiconductor Corp.(b)	69,606
2,700	Cytec Industries, Inc.	129,762
400	Cytokinetics, Inc.(b)	1,288
8,174	Daktronics, Inc.	68,498
7,700	Dana Holding Corp.(b)	102,872
400	Danvers Bancorp, Inc.	6,540
8,200	Darling International, Inc.(b)	77,818
1,800	Dawson Geophysical Co.(b)	52,722
800	DCT Industrial Trust, Inc. REIT	4,208
3,000	DealerTrack Holdings, Inc.(b)	45,750

Shares		Value

UNITED STATES (continued)
2,400	Dean Foods Co.(b)	$37,680
400	Deckers Outdoor Corp.(b)	56,232
568,400	Del Monte Foods Co.	8,491,896
2,100	Delek US Holdings, Inc.	14,721
3,806	dELiA*s, Inc.(b)	6,660
7,050	Delphi Financial Group, Inc. - Class A	193,875
12,700	Delta Petroleum Corp.(b)	19,558
510	Deltek, Inc.(b)	4,014
2,500	Deltic Timber Corp.	131,550
4,600	Deluxe Corp.	96,462
201	DemandTec, Inc.(b)	1,359
9,488	Dendreon Corp.(b)	514,439
4,283	Depomed, Inc.(b)	17,260
1,438	Developers Diversified Realty Corp. REIT	17,673
4,800	DexCom, Inc.(b)	52,560
4,000	DG FastChannel, Inc.(b)	140,720
3,100	Diamond Foods, Inc.	132,401
1,600	Diamond Management & Technology Consultants, Inc.	12,992
8,138	DiamondRock Hospitality Co. REIT(b)	89,437
800	Dice Holdings, Inc.(b)	6,936
4,000	Dick’s Sporting Goods, Inc.(b)	116,440
2,900	Diebold, Inc.	90,915
6,000	Digi International, Inc.(b)	64,260
2,171	Digimarc Corp.(b)	39,100
3	Digital Realty Trust, Inc. REIT	176
3,743	Digital River, Inc.(b)	104,579
5,900	Dillard’s, Inc. - Class A	165,672
5,600	Dime Community Bancshares	71,400
3,100	DineEquity, Inc.(b)	127,503
3,800	Diodes, Inc.(b)	81,586
1,500	Dionex Corp.(b)	122,355
2,400	Discovery Laboratories, Inc.(b)	1,202
7,700	Ditech Networks, Inc.(b)	11,935
2,723	Dixie Group, Inc.(b)	13,343
1,600	Dolan Media Co.(b)	19,024
600	Dollar Financial Corp.(b)	14,046
4,643	Dollar Thrifty Automotive Group(b)	204,246
955,247	Dollar Tree, Inc.(b)	58,002,597
6,900	Domino’s Pizza, Inc.(b)	106,329
2,200	Donaldson Co., Inc.	101,860
7,172	Donegal Group, Inc. - Class A	103,492
1,100	Dorman Products, Inc.(b)	27,885
6,438	Dot Hill Systems Corp.(b)	11,138
1,200	Double-Take Software, Inc.(b)	12,900
1,300	Douglas Emmett, Inc. REIT	21,762
2,800	Dover Downs Gaming & Entertainment, Inc.	11,004
5,900	Dover Motorsports, Inc.(b)	12,980
1,500	DR Horton, Inc.	22,035
2,800	Dreamworks Animation SKG, Inc. - Class A(b)	111,132

63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
14,280	Dress Barn, Inc.(b)	$395,270
1,845,057	Dresser-Rand Group, Inc.(b)	65,093,611
4,500	Drew Industries, Inc.(b)	115,425
8,200	Dril-Quip, Inc.(b)	475,026
21,829	drugstore.com(b)	79,894
14,000	DSP Group, Inc.(b)	114,380
1,400	DST Systems, Inc.	59,430
1,400	DSW, Inc. - Class A(b)	42,280
5,148	DTS, Inc.(b)	171,120
3,845	Ducommun, Inc.	88,012
600	Duff & Phelps Corp. - Class A	9,420
600	Duke Realty Corp. REIT	8,118
50,000	Dun & Bradstreet Corp.	3,848,500
16,622	Durect Corp.(b)	47,373
12,300	Dyax Corp.	43,050
8,330	Dycom Industries, Inc.(b)	88,465
2,800	Dynamex, Inc.(b)	49,532
1,700	Dynamic Materials Corp.	30,532
800	Dynamics Research Corp.(b)	11,440
2,000	DynCorp International, Inc. - Class A(b)	34,400
29,100	Dynegy, Inc.(b)	38,703
4,200	Eagle Bulk Shipping, Inc.(b)	24,318
4,600	Eagle Materials, Inc.	146,602
11,472	Earthlink, Inc.	103,477
6,500	East West Bancorp, Inc.	127,335
212	Eastern Insurance Holdings, Inc.	2,173
3,700	EastGroup Properties, Inc. REIT	151,256
9,200	Eastman Kodak Co.(b)	56,304
3,200	Eaton Vance Corp.	112,768
202,100	Ebix, Inc.(b)	3,288,167
7,525	Echelon Corp.(b)	71,111
3,700	EchoStar Corp. - Class A(b)	71,077
3,201	Eclipsys Corp.(b)	66,197
120,000	Ecolab, Inc.	5,860,800
1,480	EDCI Holdings, Inc.	4,743
5,000	Education Realty Trust, Inc. REIT	35,350
900	eHealth, Inc.(b)	12,339
600	Einstein Noah Restaurant Group, Inc.(b)	7,788
6,600	El Paso Electric Co.(b)	140,250
4,638	Electro Rent Corp.	66,277
6,100	Electro Scientific Industries, Inc.(b)	83,997
6,655	Electronics For Imaging, Inc.(b)	85,517
7,800	Elixir Gaming Technologies, Inc.(b)	2,126
6,696	Elizabeth Arden, Inc.(b)	121,934
500	EMC Insurance Group, Inc.	12,130
7,200	EMCOR Group, Inc.(b)	205,632
11,472	Emcore Corp.(b)	15,372
400	Emergency Medical Services Corp. - Class A(b)	21,152
800	Emergent Biosolutions, Inc.(b)	13,024

Shares		Value

UNITED STATES (continued)
1,500	Emeritus Corp.(b)	$33,600
800	Emisphere Technologies, Inc.(b)	2,400
2,300	Emmis Communications Corp. - Class A(b)	5,336
4,700	Empire District Electric Co. (The)	91,697
4,100	Employers Holdings, Inc.	67,568
4,900	EMS Technologies, Inc.(b)	77,861
11,500	Emulex Corp.(b)	135,125
7,138	Encore Capital Group, Inc.(b)	164,245
11,587	Encore Wire Corp.	257,347
12,700	Endeavor International Corp.(b)	20,574
4,000	Endo Pharmaceuticals Holdings, Inc.(b)	87,600
12,700	Ener1, Inc.(b)	52,832
90,000	Energizer Holdings, Inc.(b)	5,499,000
5,863	Energy Conversion Devices, Inc.(b)	41,745
1,800	Energy Recovery, Inc.(b)	10,854
6,060	EnergySolutions, Inc.	43,935
500	EnerNOC, Inc.(b)	14,540
8,600	EnerSys(b)	222,568
5,948	ENGlobal Corp.(b)	21,115
5,200	Ennis, Inc.	96,148
3,501	EnPro Industries, Inc.(b)	110,562
1,200	Ensign Group, Inc. (The)	20,832
20,629	Entegris, Inc.(b)	127,694
2,500	Entercom Communications Corp. - Class A(b)	36,400
2,688	Enterprise Financial Services Corp.	28,251
5,000	Entertainment Properties Trust REIT	218,600
448	Entorian Technologies, Inc.(b)	824
9,100	Entravision Communications Corp. - Class A(b)	29,211
9,400	Enzo Biochem, Inc.(b)	56,118
4,900	Enzon Pharmaceuticals, Inc.(b)	51,842
9,358	Epicor Software Corp.(b)	85,906
10,095	EPIQ Systems, Inc.(b)	121,645
700	ePlus, Inc.(b)	13,027
400	Equinix, Inc.(b)	40,260
3,800	Equity Lifestyle Properties, Inc. REIT	210,938
900	Equity One, Inc. REIT	17,469
8,400	eResearch Technology, Inc.(b)	61,908
1,380	Erie Indemnity Co. - Class A	63,908
4,229	ESCO Technologies, Inc.	130,465
400	ESSA Bancorp, Inc.	5,052
300	Essex Property Trust, Inc. REIT	31,746
25,000	Estee Lauder Cos., Inc. (The) - Class A	1,648,000
5,529	Esterline Technologies Corp.(b)	308,408
3,700	Ethan Allen Interiors, Inc.	74,740
6,100	Euronet Worldwide, Inc.(b)	97,173

64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
184,177	ev3, Inc.(b)	$3,523,306
300	Evercore Partners, Inc. - Class A	10,752
7,201	Evergreen Energy, Inc.(b)	1,591
16,000	Evergreen Solar, Inc.(b)	17,920
3,400	EW Scripps Co. - Class A(b)	37,196
2,600	Exactech, Inc.	53,196
21,600	Exar Corp.(b)	159,624
5,800	EXCO Resources, Inc.	107,590
14,780	Exelixis, Inc.(b)	85,428
4,500	Exide Technologies(b)	26,730
1,200	ExlService Holdings, Inc.(b)	19,104
2,613	Exponent, Inc.(b)	77,894
730	ExpressJet Holdings, Inc.(b)	2,920
4,100	Exterran Holdings, Inc.(b)	119,515
9,100	Extra Space Storage, Inc. REIT	136,682
28,831	Extreme Networks(b)	96,007
2,700	Ezcorp, Inc. - Class A(b)	55,917
1,600	F5 Networks, Inc.(b)	109,488
3,200	Factset Research Systems, Inc.	240,704
1,800	Fair Isaac Corp.	37,908
7,500	Fairchild Semiconductor International, Inc.(b)	84,150
8,500	FalconStor Software, Inc.(b)	25,415
7,406	Farmer Bros. Co.	138,566
103,300	FARO Technologies, Inc.(b)	2,604,193
3,995	FBL Financial Group, Inc. - Class A	103,231
100	Federal Agricultural Mortgage Corp. - Class A	1,614
4,392	Federal Agricultural Mortgage Corp. - Class C	98,908
4,100	Federal Mogul Corp.(b)	77,982
7,400	Federal Signal Corp.	59,644
2,700	Federated Investors, Inc. - Class B	65,124
37,300	FEI Co.(b)	839,250
2,700	FelCor Lodging Trust, Inc. REIT(b)	21,897
5,500	Ferro Corp.(b)	60,060
530	FiberTower Corp.(b)	2,883
3,812	Finisar Corp.(b)	57,028
8,591	Finish Line (The) - Class A	138,401
10,276	First Acceptance Corp.(b)	20,449
6,702	First American Corp.	231,688
5,200	First Bancorp	84,812
2,700	First Busey Corp.	13,635
5,286	First Cash Financial Services, Inc.(b)	116,609
400	First Citizens BancShares, Inc. - Class A	82,400
10,800	First Commonwealth Financial Corp.	70,740
3,860	First Community Bancshares, Inc.	64,269
400	First Defiance Financial Corp.	5,400
13,100	First Financial Bancorp	250,341

Shares		Value

UNITED STATES (continued)
2,400	First Financial Bankshares, Inc.	$128,352
4,458	First Financial Corp.	129,951
4,269	First Financial Holdings, Inc.	60,278
700	First Financial Northwest, Inc.	4,515
13,836	First Horizon National Corp.(b)	195,779
4,300	First Industrial Realty Trust, Inc. REIT(b)	34,314
3,300	First Marblehead Corp. (The)(b)	11,583
3,192	First Merchants Corp.	27,898
175,800	First Mercury Financial Corp.(d)	2,304,738
157,570	First Midwest Bancorp, Inc.	2,395,064
20,536	First Niagara Financial Group, Inc.	285,450
2,958	First Place Financial Corp.	15,027
4,900	First Potomac Realty Trust REIT	79,478
8,511	FirstMerit Corp.	200,008
4,300	Fisher Communications, Inc.(b)	64,672
9,900	Five Star Quality Care, Inc.(b)	29,304
800	Flagstar Bancorp, Inc.(b)	508
4,800	Flanders Corp.(b)	18,480
9,800	Fleetwood Enterprises, Inc.(b)	27
2,800	Flotek Industries, Inc.(b)	5,684
6,200	Flow International Corp.(b)	19,592
306,000	Flowers Foods, Inc.	8,066,160
5,205	Flushing Financial Corp.	70,840
13,581	FNB Corp.	126,575
15,100	Foot Locker, Inc.	231,785
4,500	Forest City Enterprises, Inc. - Class A(b)	69,525
900	Forest Oil Corp.(b)	26,370
6,862	Formfactor, Inc.(b)	102,999
4,500	Forrester Research, Inc.(b)	144,495
1,800	Forward Air Corp.	50,436
2,300	Fossil, Inc.(b)	89,470
3,295	FPIC Insurance Group, Inc.(b)	89,690
3,100	Franklin Bank Corp.(b)	13
1,600	Franklin Covey Co.(b)	12,608
2,500	Franklin Electric Co., Inc.	87,475
5,100	Fred’s, Inc. - Class A	70,839
1,000	FreightCar America, Inc.	28,620
14,700	Frontier Communications Corp.	117,012
710	Frontier Financial Corp.(b)	2,535
2,800	Frontier Oil Corp.	42,560
1,100	FTI Consulting, Inc.(b)	45,243
4,700	Fuel Systems Solutions, Inc.(b)	147,909
1,000	Fuel Tech, Inc.(b)	7,510
11,300	FuelCell Energy, Inc.(b)	31,075
14,800	Fulton Financial Corp.	155,400
11,970	Furmanite Corp.(b)	61,047
6,800	Furniture Brands International, Inc.(b)	56,304
6,000	FX Energy, Inc.(b)	25,860
2,510	G&K Services, Inc. - Class A	69,000
500	Gaiam, Inc. - Class A	4,530

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
800	GAMCO Investors, Inc. - Class A	$36,808
5,500	Gannett Co., Inc.	93,610
79,900	Gardner Denver, Inc.	4,018,171
77,900	Gartner Group, Inc.(b)	1,875,832
3,912	GATX Corp.	127,688
5,000	Gaylord Entertainment Co.(b)	168,750
6,600	Geeknet, Inc.(b)	9,834
3,300	Genco Shipping & Trading Ltd.(b)	76,428
500	GenCorp, Inc.(b)	3,110
3,100	General Cable Corp.(b)	88,567
11,363	General Communication, Inc. - Class A(b)	69,882
4,500	General Maritime Corp.	36,495
9,100	General Moly, Inc.(b)	34,034
3,800	Genesco, Inc.(b)	126,502
3,700	Genesee & Wyoming, Inc. - Class A(b)	144,670
134,000	Genomic Health, Inc.(b)	2,146,680
200	Genoptix, Inc.(b)	7,738
240,500	Gen-Probe, Inc.(b)	11,397,295
4,400	Gentex Corp.	94,556
13,824	Gentiva Health Services, Inc.(b)	396,472
8,500	Genworth Financial, Inc. - Class A(b)	140,420
6,500	Geo Group, Inc. (The)(b)	137,670
2,100	GeoEye, Inc.(b)	59,850
300	Geokinetics, Inc.(b)	2,622
2,500	GeoMet, Inc.(b)	3,375
1,408	Georesources, Inc.(b)	24,161
1,400	Gerber Scientific, Inc.(b)	10,080
72,800	Gerdau Ameristeel Corp.(b)	548,258
340	German American Bancorp, Inc.	5,409
17,291	Geron Corp.(b)	100,807
4,400	GFI Group, Inc.	30,360
7,600	Gibraltar Industries, Inc.(b)	114,152
3,200	G-III Apparel Group Ltd.(b)	91,520
4,600	Glacier Bancorp, Inc.	85,054
5,800	Glatfelter	85,202
1,600	Global Cash Access Holdings, Inc.(b)	13,888
4,900	Global Industries Ltd.(b)	32,830
100,045	Global Payments, Inc.	4,282,926
1,200	Globecomm Systems, Inc.(b)	9,348
4,500	GMX Resources, Inc.(b)	36,045
80,400	Golden Star Resources Ltd.(b)	364,879
2,100	Goodrich Petroleum Corp.(b)	35,553
200	Goodyear Tire & Rubber Co. (The)(b)	2,686
1,493	Gorman-Rupp Co. (The)	41,640
1,400	GP Strategies Corp.(b)	11,298
1,400	Graco, Inc.	48,552
17,000	GrafTech International Ltd.(b)	286,620
750	Graham Corp.	13,388

Shares		Value

UNITED STATES (continued)
5,600	Granite Construction, Inc.	$188,216
32,700	Graphic Packaging Holding Co.(b)	120,663
7,400	Gray Television, Inc.(b)	27,750
100	Gray Television, Inc. - Class A(b)	367
6,500	Great Atlantic & Pacific Tea Co.(b)	52,325
3,300	Great Lakes Dredge & Dock Corp.	17,886
500	Great Plains Energy, Inc.	9,665
1,800	Great Southern Bancorp, Inc.	43,902
15,220	Great Wolf Resorts, Inc.(b)	48,856
8,200	Greatbatch, Inc.(b)	183,188
1,412	Green Bankshares, Inc.(b)	17,848
7,047	Green Mountain Coffee Roasters, Inc.(b)	512,035
8,000	Greenbrier Cos., Inc.(b)	130,240
2,500	Greenhill & Co., Inc.	219,725
1,080	Greif, Inc. - Class A	63,914
10,670	Griffon Corp.(b)	150,447
5,300	Group 1 Automotive, Inc.(b)	164,565
5,100	GSI Commerce, Inc.(b)	138,975
800	GSI Technology, Inc.(b)	5,176
500	GTx, Inc.(b)	1,640
19,152	Guaranty Bancorp(b)	30,069
2,300	Guess?, Inc.	105,501
3,446	Gulf Island Fabrication, Inc.	82,601
3,400	Gulfmark Offshore, Inc. - Class A(b)	117,198
156,232	Gulfport Energy Corp.(b)	1,952,900
1,900	Gymboree Corp.(b)	93,347
1,100	H&E Equipment Services, Inc.(b)	12,991
4,010,000	H&R Block, Inc.	73,423,100
2,600	Hackett Group, Inc. (The)(b)	7,306
2,500	Haemonetics Corp.(b)	144,650
307,288	Hain Celestial Group, Inc.(b)	6,078,157
4,996	Hallmark Financial Services(b)	58,503
10,200	Halozyme Therapeutics, Inc.(b)	86,904
4,278	Hancock Holding Co.	174,885
2,800	Hanesbrands, Inc.(b)	79,716
2,900	Hanger Orthopedic Group, Inc.(b)	54,056
4,768	Hanmi Financial Corp.(b)	14,209
4,600	Hanover Insurance Group, Inc. (The)	207,230
1,100	Hansen Natural Corp.(b)	48,488
3,500	Hardinge, Inc.	35,000
4,623	Harleysville Group, Inc.	148,028
2,540	Harman International Industries, Inc.(b)	100,279
10,900	Harmonic, Inc.(b)	74,556
11,100	Harris Interactive, Inc.(b)	14,985
4,200	Harsco Corp.	130,032
2,400	Harte-Hanks, Inc.	34,560
1,484	Harvard Bioscience, Inc.(b)	6,203

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
13,098	Harvest Natural Resources, Inc.(b)	$115,655
2,600	Haverty Furniture Cos., Inc.	42,380
6,230	Hawaiian Electric Industries, Inc.	145,470
15,300	Hawaiian Holdings, Inc.(b)	108,630
800	Hawk Corp. - Class A(b)	18,512
400	Haynes International, Inc.	14,364
9,600	HB Fuller Co.	225,120
407,601	HCC Insurance Holdings, Inc.	11,082,671
5,800	Headwaters, Inc.(b)	34,800
8,200	Health Management Associates, Inc. - Class A(b)	76,424
9,200	Health Net, Inc.(b)	202,584
354,300	Healthcare Realty Trust, Inc. REIT	8,552,802
4,050	Healthcare Services Group, Inc.	87,034
2,000	Healthsouth Corp.(b)	40,920
4,000	Healthspring, Inc.(b)	70,400
7,208	HealthTronics, Inc.(b)	25,588
3,400	Healthways, Inc.(b)	55,386
16,533	Heartland Express, Inc.	273,456
900	Heartland Financial USA, Inc.	17,199
3,200	Heartland Payment Systems, Inc.	58,816
20,100	Hecla Mining Co.(b)	119,997
1,625	Heico Corp.	69,989
4,125	Heico Corp. - Class A	138,352
3,600	Heidrick & Struggles International, Inc.	95,076
5,300	Helix Energy Solutions Group, Inc.(b)	77,274
1,054,150	Henry Schein, Inc.(b)	63,744,450
1,700	Herbalife Ltd.	82,025
6,900	Hercules Offshore, Inc.(b)	27,324
4,505	Heritage Commerce Corp.(b)	24,868
3,300	Herman Miller, Inc.	70,026
5,200	Hersha Hospitality Trust REIT	30,004
90,000	Hershey Co. (The)	4,230,900
13,600	Hertz Global Holdings, Inc.(b)	196,656
2,500	Hewitt Associates, Inc. - Class A(b)	102,475
3,200	Hexcel Corp.(b)	51,840
1,000	hhgregg, Inc.(b)	28,630
1,950	Hibbett Sports, Inc.(b)	53,625
3,000	Highwoods Properties, Inc. REIT	95,910
6,400	Hill International, Inc.(b)	41,088
1,700	Hillenbrand, Inc.	41,786
1,700	Hill-Rom Holdings, Inc.	53,907
6,800	Hilltop Holdings, Inc.(b)	79,764
600	Hi-Tech Pharmacal Co., Inc.(b)	14,598
2,000	Hittite Microwave Corp.(b)	102,560
120,000	HJ Heinz Co.	5,624,400
4,000	HMS Holdings Corp.(b)	214,000
1,800	HNI Corp.	55,872
2,700	Holly Corp.	72,900

Shares		Value

UNITED STATES (continued)
285,000	Hologic, Inc.(b)	$5,092,950
7,236	Home Bancshares, Inc.	203,476
2,215	Home Federal Bancorp, Inc.	35,285
200	Home Properties, Inc. REIT	9,938
1,100	Hooker Furniture Corp.	17,336
3,200	Horace Mann Educators Corp.	55,072
1,725	Horizon Financial Corp.(b)	29
1,173	Horizon Lines, Inc. - Class A	6,416
3,500	Hornbeck Offshore Services, Inc.(b)	85,645
2,000	Horsehead Holding Corp.(b)	23,760
1,000	Hospitality Properties Trust REIT	26,490
10,500	Hot Topic, Inc.	80,220
800	Houston Wire & Cable Co.	10,520
300	HQ Sustainable Maritime Industries, Inc.(b)	1,707
1,800	HRPT Properties Trust REIT	14,112
2,200	HSN, Inc.(b)	66,286
2,450	HUB Group, Inc. - Class A(b)	78,424
2,200	Hubbell, Inc. - Class B	102,234
5,000	Hudson Highland Group, Inc.(b)	28,050
1,900	Hughes Communications, Inc.(b)	53,010
5,800	Human Genome Sciences, Inc.(b)	160,602
49,800	Huntington Bancshares, Inc.	337,146
13,935	Huntsman Corp.	158,998
2,200	Hurco Cos., Inc.(b)	42,812
1,500	Huron Consulting Group, Inc.(b)	35,130
12,900	Hutchinson Technology, Inc.(b)	78,561
26,200	Hypercom Corp.(b)	108,730
10,750	IAC/InterActiveCorp(b)	241,015
1,500	IBERIABANK Corp.	92,460
600	ICF International, Inc.(b)	13,896
3,500	ICO, Inc.	29,995
9,298	Iconix Brand Group, Inc.(b)	160,483
4,800	ICU Medical, Inc.(b)	170,928
5,900	IDACORP, Inc.	212,872
11,282	Idenix Pharmaceuticals, Inc.(b)	52,123
4,412	Idera Pharmaceuticals, Inc.(b)	27,619
430,101	IDEX Corp.	14,451,394
1,600	Idexx Laboratories, Inc.(b)	105,824
466	IDT Corp.(b)	3,630
2,966	IDT Corp. - Class B(b)	29,393
19,100	iGate Corp.	236,458
101,800	IHS, Inc. - Class A(b)	5,158,206
3,097	II-VI, Inc.(b)	111,058
50,000	Illumina, Inc.(b)	2,093,500
5,200	Imation Corp.(b)	56,368
1,700	Immersion Corp.(b)	9,520
152,600	Immucor, Inc.(b)	3,267,166
9,578	Immunogen, Inc.(b)	94,918

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,780	Immunomedics, Inc.(b)	$20,230
2,100	Impax Laboratories, Inc.(b)	38,010
2,000	Imperial Sugar Co.	32,060
8,264	Incyte Corp.(b)	110,903
800	Independence Holding Co.	6,408
4,800	Independent Bank Corp./MA	124,512
3,098	Independent Bank Corp./MI	3,563
9,600	Indevus Pharmaceuticals, Inc.(c)(d)	9,504
3,200	Infinera Corp.(b)	29,280
200	Infinity Pharmaceuticals, Inc.(b)	1,380
3,520	Infinity Property & Casuality Corp.	162,378
7,030	InfoGROUP, Inc.(b)	56,310
281,000	Informatica Corp.(b)	7,027,810
7,900	Infospace, Inc.(b)	82,713
1,712	Ingles Markets, Inc. - Class A	27,443
12,500	Ingram Micro, Inc. - Class A(b)	227,000
5,400	Inland Real Estate Corp. REIT	50,868
2,500	Innerworkings, Inc.(b)	14,950
1,200	Innophos Holdings, Inc.	34,188
3,400	Innovative Solutions & Support, Inc.(b)	19,788
5,800	Insight Enterprises, Inc.(b)	87,174
10,019	Insituform Technologies, Inc. - Class A(b)	240,155
10,355	Inspire Pharmaceuticals, Inc.(b)	70,932
9,000	Insteel Industries, Inc.	110,340
1,000	Insulet Corp.(b)	13,800
2,517	Integra Bank Corp.	3,121
152,759	Integra LifeScience Holdings Corp.(b)	6,939,841
2,354	Integral Systems, Inc.(b)	20,527
8,500	Integrated Device Tech(b)	56,185
3,084	Integrated Electrical Services, Inc.	19,213
6,153	Integrated Silicon Solutions, Inc.(b)	75,866
300	Integrys Energy Group, Inc.	14,883
5,653	Inter Parfums, Inc.	97,684
227,900	Interactive Data Corp.	7,627,813
1,400	Interactive Intelligence, Inc.(b)	27,678
8,502	InterDigital, Inc.(b)	235,250
6,890	Interface, Inc. - Class A	90,121
5,000	Interline Brands, Inc.(b)	104,050
6,500	Intermec, Inc.(b)	74,555
6,500	InterMune, Inc.(b)	276,640
5,000	Internap Network Services Corp.(b)	28,900
600	International Assets Holding Corp.(b)	9,702
6,540	International Bancshares Corp.	158,072
11,900	International Coal Group, Inc.(b)	62,713
1,700	International Flavors & Fragrances, Inc.	85,153
2,300	International Rectifier Corp.(b)	52,946

Shares		Value

UNITED STATES (continued)
2,400	International Speedway Corp. - Class A	$73,344
3,133	Internet Brands, Inc. - Class A(b)	32,427
8,400	Internet Capital Group, Inc.(b)	83,076
13,135	Interpublic Group of Cos., Inc.(b)	117,033
8,300	Intersil Corp. - Class A	123,504
2,100	Interval Leisure Group, Inc.(b)	31,059
1,500	Intervest Bancshares Corp. - Class A(b)	9,375
5,200	Intevac, Inc.(b)	72,384
1,600	Intrepid Potash, Inc.(b)	42,016
1,449	Introgen Therapeutics, Inc.(b)	22
125,000	Intuit, Inc.(b)	4,520,000
3,800	Invacare Corp.	100,434
3,800	inVentiv Health, Inc.	87,514
7,573	Inverness Medical Innovations, Inc.(b)	301,254
8,100	Investment Technology Group, Inc.(b)	140,697
9,228	Investors Bancorp, Inc.(b)	128,361
11,563	ION Geophysical Corp.(b)	69,494
2,400	Iowa Telecommunications Services, Inc.	40,416
200	IPC The Hospitalist Co, Inc.(b)	6,208
1,600	IPG Photonics Corp.(b)	28,016
3,100	IRIS International, Inc.(b)	35,433
7,400	iRobot Corp.(b)	149,332
3,600	Irwin Financial Corp.(b)	43
1,800	Isilon Systems, Inc.(b)	23,364
10,035	Isis Pharmaceuticals, Inc.(b)	107,876
5,400	Isle of Capri Casinos, Inc.(b)	58,806
1,000	ITC Holdings Corp.	55,830
2,600	Itron, Inc.(b)	206,986
105,000	ITT Corp.	5,834,850
5,800	Ixia(b)	59,450
13,776	IXYS Corp.(b)	124,397
3,500	J & J Snack Foods Corp.	163,065
1,800	J Crew Group, Inc.(b)	83,646
4,400	j2 Global Communications, Inc.	105,952
12,350	Jabil Circuit, Inc.	189,202
153,100	Jack Henry & Associates, Inc.	3,907,112
6,086	Jack in the Box, Inc.(b)	143,143
3,900	Jackson Hewitt Tax Service, Inc.(b)	6,591
5,200	Jaguar Mining, Inc.(b)	57,948
5,793	Jakks Pacific, Inc.	88,575
500	James River Coal Co.(b)	9,410
5,000	Janus Capital Group, Inc.	70,400
8,000	Javelin Pharmaceuticals, Inc.(b)	17,440
1,379,500	JC Penney Co., Inc.	40,240,015
4,924	JDA Software Group, Inc.(b)	142,304
8,100	JDS Uniphase Corp.(b)	105,219
26,200	JetBlue Airways Corp.(b)	146,458
500	JMP Group, Inc.	3,870

68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,500	Jo-Ann Stores, Inc.(b)	$286,780
200	John B. Sanfilippo & Son, Inc.(b)	3,006
900	John Bean Technologies Corp.	16,533
201,200	John Wiley & Sons, Inc. - Class A	8,504,724
305,488	Johnson Controls, Inc.	10,261,342
5,900	Jones Apparel Group, Inc.	128,384
2,800	Jones Lang LaSalle, Inc.	220,864
5,425	Jos. A. Bank Clothiers, Inc.(b)	330,166
2,223	Journal Communications, Inc. - Class A(b)	12,604
151,100	K12, Inc.(b)	3,576,537
4,500	Kadant, Inc.(b)	90,045
2,300	Kaiser Aluminum Corp.	92,437
4,647	Kaman Corp.	127,374
9,200	Kansas City Southern(b)	373,060
100	Kapstone Paper and Packaging Corp.(b)	1,290
5,000	Kaydon Corp.	208,150
4,000	KB Home	74,120
1,333	KBR, Inc.	29,433
1,100	KBW, Inc.(b)	32,945
9,900	Kearny Financial Corp.	101,277
1,100	Keithley Instruments, Inc.	9,361
80,000	Kellogg Co.	4,395,200
3,800	Kelly Services, Inc. - Class A(b)	61,104
19,377	Kemet Corp.(b)	39,917
2,700	Kendle International, Inc.(b)	44,685
5,700	Kenexa Corp.(b)	85,557
6,800	Kennametal, Inc.	223,448
2,700	Kenneth Cole Productions, Inc. - Class A(b)	33,642
3,349	Kensey Nash Corp.(b)	75,855
8,413	Key Energy Services, Inc.(b)	91,365
4,600	Keynote Systems, Inc.	50,508
1,200	K-Fed Bancorp	12,012
7,725	Kforce, Inc.(b)	107,300
4,300	Kid Brands, Inc.(b)	42,871
300	Kilroy Realty Corp. REIT	10,518
6,000	Kimball International, Inc. - Class B	48,240
5,900	Kindred Healthcare, Inc.(b)	105,256
2,500	Kinetic Concepts, Inc.(b)	108,250
22,170	King Pharmaceuticals, Inc.(b)	217,266
5,000	Kirby Corp.(b)	210,400
800	Kirkland’s, Inc.(b)	17,816
2,900	Kite Realty Group Trust REIT	15,718
11,200	Knight Capital Group, Inc. - Class A(b)	174,160
9,550	Knight Transportation, Inc.	203,320
3,800	Knoll, Inc.	53,124
2,500	Knology, Inc.(b)	32,825
6,000	Knot, Inc. (The)(b)	48,660
20,958	Kopin Corp.(b)	88,233
400	Koppers Holdings, Inc.	11,268

Shares		Value

UNITED STATES (continued)
6,100	Korn/Ferry International(b)	$98,881
3,611	Kratos Defense & Security Solutions, Inc.(b)	51,457
11,800	Krispy Kreme Doughnuts, Inc.(b)	43,660
6,100	Kronos Worldwide, Inc.(b)	115,900
3,800	K-Swiss, Inc. - Class A(b)	47,272
9,437	Kulicke & Soffa Industries, Inc.(b)	77,383
1,900	KV Pharmaceutical Co. - Class A(b)	2,945
300	KV Pharmaceutical Co. - Class B(b)	579
900	KVH Industries, Inc.(b)	13,563
10,076	L-1 Indentity Solutions, Inc.(b)	87,359
3,500	LaBarge, Inc.(b)	43,260
50,000	Laboratory Corp. of America Holdings(b)	3,928,500
4,100	Laclede Group, Inc. (The)	139,728
3,233	Ladish Co., Inc.(b)	88,875
2,000	Lakeland Bancorp, Inc.	21,000
2,963	Lakeland Financial Corp.	61,808
2,000	Lakes Entertainment, Inc.(b)	4,500
2,800	Lamar Advertising Co. - Class A(b)	104,216
29,100	Lancaster Colony Corp.	1,599,627
206,129	Lance, Inc.	4,778,070
2,900	Landauer, Inc.	197,635
5,974	Landec Corp.(b)	36,621
700	Landry’s Restaurants, Inc.(b)	16,163
211,600	Landstar System, Inc.	9,356,952
1,200	Lannett Co., Inc.(b)	5,628
4,700	LaSalle Hotel Properties REIT	123,845
11,403	Lattice Semiconductor Corp.(b)	60,094
26,300	Lawson Software, Inc.(b)	204,088
3,270	Layne Christensen Co.(b)	89,533
17,100	La-Z-Boy, Inc.(b)	222,984
700	LB Foster Co. - Class A(b)	20,720
2,543	LCA-Vision, Inc.(b)	21,437
600	Leap Wireless International, Inc.(b)	10,992
8,400	Leapfrog Enterprises, Inc.(b)	57,456
700	Learning Tree International, Inc.(b)	11,067
6,900	LECG Corp.(b)	23,184
3,700	Lee Enterprises, Inc.(b)	13,986
371	Legacy Bancorp, Inc.	3,476
9,600	Leggett & Platt, Inc.	235,488
1,200	Lender Processing Services, Inc.	45,300
14,500	Lennar Corp. - Class A	288,550
1,600	Lennar Corp. - Class B	26,400
2,800	Lennox International, Inc.	126,728
14,300	Lexicon Pharmaceuticals, Inc.(b)	23,023
8,420	Lexington Realty Trust REIT	59,614

69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,000	Lexmark International, Inc. - Class A(b)	$148,200
6,300	LHC Group, Inc.(b)	214,830
2,600	Libbey, Inc.(b)	38,740
7,717	Liberty Media Corp. - Capital, Series A(b)	341,632
2,248	Life Partners Holdings, Inc.	51,929
100,000	Life Technologies Corp.(b)	5,471,000
3,600	Life Time Fitness, Inc.(b)	132,336
3,100	Lifepoint Hospitals, Inc.(b)	118,358
1,291	Lifeway Foods, Inc.(b)	14,227
1,784	Ligand Pharmaceuticals, Inc., Class B(b)	3,283
3,900	Limelight Networks, Inc.(b)	15,678
5,430	Lin TV Corp. - Class A(b)	39,259
3,900	Lincare Holdings, Inc.(b)	182,091
4,964	Lincoln Educational Services Corp.(b)	123,901
1,457	Lincoln Electric Holdings, Inc.	87,333
1,400	Lindsay Corp.	53,242
7,831	Lionbridge Technologies, Inc.(b)	42,366
3,533	Liquidity Services, Inc.(b)	40,170
1,200	Lithia Motors, Inc. - Class A	9,576
3,900	Littelfuse, Inc.(b)	164,697
10,400	Live Nation, Inc.(b)	163,176
8,200	Liz Claiborne, Inc.(b)	71,668
6,300	LKQ Corp.(b)	132,678
5,500	LMI Aerospace, Inc.(b)	94,930
589	LodgeNet Interactive Corp.(b)	3,887
2,500	LoJack Corp.(b)	10,450
1,300	LoopNet, Inc.(b)	14,664
4,124	Loral Space & Communications, Inc.(b)	177,579
14,100	Louisiana-Pacific Corp.(b)	165,816
3,500	LSB Industries, Inc.(b)	62,160
5,200	LSI Corp.(b)	31,304
10,598	LSI Industries, Inc.	74,504
12,379	LTX-Credence Corp.(b)	41,965
12,972	Luby’s, Inc.(b)	52,926
1,600	Lufkin Industries, Inc.	136,208
800	Lumber Liquidators Holdings, Inc.(b)	24,368
254,995	Luminex Corp.	4,146,219
4,000	M&F Worldwide Corp.(b)	122,640
5,100	M/I Homes, Inc.(b)	79,560
1,365	Macatawa Bank Corp.(b)	2,662
200	Mac-Gray Corp.	2,330
700	Mack-Cali Realty Corp. REIT	24,052
2,600	Magellan Health Services, Inc.(b)	109,746
5,840	Magma Design Automation, Inc.(b)	21,024
3,400	Maguire Properties, Inc. REIT(b)	12,580
2,600	Maidenform Brands, Inc.(b)	59,332

Shares		Value

UNITED STATES (continued)
9,256	MainSource Financial Group, Inc.	$74,881
2,700	Manhattan Associates, Inc.(b)	77,382
7,600	Manitowoc Co., Inc. (The)	106,476
3,100	Mannatech, Inc.	11,966
2,700	MannKind Corp.(b)	18,765
353	Manpower, Inc.	19,803
2,600	Mantech International Corp - Class A(b)	117,078
300	MAP Pharmaceuticals, Inc.(b)	5,388
5,529	Marchex, Inc. - Class B	29,083
7,700	Marcus Corp.	98,945
7,700	Marine Products Corp.(b)	54,670
3,400	MarineMax, Inc.(b)	37,910
10,300	Mariner Energy, Inc.(b)	245,964
690	Markel Corp.(b)	264,160
5,700	MarketAxess Holdings, Inc.	89,604
2,545	Marlin Business Services Corp.(b)	29,293
16,300	Marshall & Ilsley Corp.	148,330
181,000	Martek Biosciences Corp.(b)	3,987,430
10,800	Marten Transport Ltd.(b)	235,980
151,300	Masimo Corp.	3,541,933
5,400	Massey Energy Co.	197,802
7,400	MasTec, Inc.(b)	92,574
1,273	Mastech Holdings, Inc.(b)	5,410
4,100	Matrix Service Co.(b)	43,583
153,593	Matthews International Corp. - Class A.(d)	5,375,755
15,915	Mattson Technology, Inc.(b)	71,618
800	Maui Land & Pineapple Co., Inc.(b)	4,024
2,900	MAXIMUS, Inc.	179,539
4,300	Maxwell Technologies, Inc.(b)	62,049
13,389	Maxygen, Inc.(b)	85,823
5,386	MB Financial, Inc.	131,957
14,100	MBIA, Inc.(b)	135,078
2,056	MBT Financial Corp.	6,004
1,200	McClatchy Co. (The) - Class A(b)	6,540
2,017,624	McCormick & Co., Inc.	79,837,382
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	28,313
7,500	MCG Capital Corp.(b)	49,725
4,700	Mcgrath Rentcorp	122,153
6,700	McMoRan Exploration Co.(b)	79,998
2,600	MDC Holdings, Inc.	99,580
4,211	MDRNA, Inc.(b)	5,222
6,300	Meadowbrook Insurance Group, Inc.	49,770
2,070	MeadWestvaco Corp.	56,242
900	Measurement Specialties, Inc.(b)	14,823
201,400	MedAssets, Inc.(b)	4,597,962
7,932	Medcath Corp.(b)	78,844
2,700	Media General, Inc. - Class A(b)	34,155

70

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,487	Mediacom Communications Corp. - Class A(b)	$49,564
5,600	Medical Action Industries, Inc.(b)	66,472
800	Medical Properties Trust, Inc. REIT	8,040
3,100	Medicines Co. (The)(b)	22,754
3,400	Medicis Pharmaceutical Corp. - Class A	86,292
5,900	Medivation, Inc.(b)	65,844
1,900	Mednax, Inc.(b)	104,386
1,800	MedQuist, Inc.	16,758
500	MEMSIC, Inc.(b)	1,660
7,300	Men’s Wearhouse, Inc.	172,499
15,900	Mentor Graphics Corp.(b)	142,941
1,700	Mercury Computer Systems, Inc.(b)	21,862
2,260	Mercury General Corp.	101,677
1,800	Meredith Corp.	64,674
156,751	Meridian Bioscience, Inc.	3,133,452
411	Meridian Interstate Bancorp, Inc.(b)	4,735
44,200	Meridian Resource Corp.(b)	12,822
7,900	Merit Medical Systems, Inc.(b)	127,743
2,600	Meritage Homes Corp.(b)	61,828
6,700	Mesa Air Group, Inc.(b)	536
900	Metabolix, Inc.(b)	11,223
1,600	Metalico, Inc.(b)	10,560
5,414	Methode Electronics, Inc.	60,095
26,000	Mettler-Toledo International, Inc.(b)	3,262,480
7,600	MF Global Holdings Ltd.(b)	70,072
2,600	MGE Energy, Inc.	95,576
1,400	MGIC Investment Corp.(b)	14,602
300	MGP Ingredients, Inc.(b)	2,331
2,200	Michael Baker Corp.(b)	77,748
5,950	Micrel, Inc.	69,436
1,500	Micromet, Inc.(b)	11,430
3,400	Micros Systems, Inc.(b)	126,344
2,200	Microsemi Corp.(b)	36,432
40,200	MicroStrategy, Inc. - Class A(b)	3,079,320
12,600	Microtune, Inc.(b)	33,768
1,276	Microvision, Inc.(b)	3,994
1,000	Micrus Endovascular Corp.(b)	20,080
1,600	Mid-America Apartment Communities, Inc. REIT	88,432
1,000	Midas, Inc.(b)	11,510
1,087	Middleby Corp.(b)	66,437
900	Middlesex Water Co.	16,254
1,415	Miller Industries, Inc.	20,234
20,000	Millipore Corp.(b)	2,123,000
4,400	Mine Safety Appliances Co.	129,316
103,750	Minera Andes, Inc.(b)	107,243
2,300	Minerals Technologies, Inc.	132,710
7,357	MIPS Technologies, Inc.(b)	36,711
12,300	Mirant Corp.(b)	143,418

Shares		Value

UNITED STATES (continued)
1,600	Mission West Properties REIT	$11,584
10,081	MKS Instruments, Inc.(b)	228,637
7,400	Mobile Mini, Inc.(b)	122,988
3,800	Modine Manufacturing Co.(b)	53,238
3,400	ModusLink Global Solutions, Inc.(b)	30,362
5,300	Mohawk Industries, Inc.(b)	337,822
4,800	Molex, Inc. - Class A	91,200
5,200	Molina Healthcare, Inc.(b)	151,684
115,000	Molson Coors Brewing Co. - Class B	5,101,400
400	Momenta Pharmaceuticals, Inc.(b)	5,552
5,500	Monaco Coach Corp.(b)	72
4,400	Monarch Casino & Resort, Inc.(b)	51,128
3,200	MoneyGram International, Inc.(b)	9,760
400	Monmouth REIT - Class A	3,104
2,011	Monolithic Power Systems, Inc.(b)	49,571
500	Monotype Imaging Holdings, Inc.(b)	5,220
3,546	Monro Muffler, Inc.	127,160
5,900	Monster Worldwide, Inc.(b)	102,837
5,600	Moog, Inc. - Class A.(b)	208,152
2,000	Morgans Hotel Group Co.(b)	16,940
216,389	Morningstar, Inc.(b)	10,172,447
3,600	Morton’s Restaurant Group, Inc.(b)	21,816
4,900	MoSys, Inc.(b)	21,168
3,218	Movado Group, Inc.(b)	39,935
28,100	Move, Inc.(b)	61,820
677	Movie Gallery, Inc.(b)(c)(d)	0
25,329	MRV Communications, Inc.(b)	39,007
1,200	MSC Industrial Direct Co. - Class A	65,388
2,337	MSCI, Inc. - Class A(b)	80,977
5,300	MTR Gaming Group, Inc.(b)	10,759
1,100	MTS Systems Corp.	32,857
5,200	Mueller Industries, Inc.	154,180
13,353	Mueller Water Products, Inc. - Class A	74,777
1,300	Multi-Fineline Electronix, Inc.(b)	33,696
12,993	Multimedia Games, Inc.(b)	59,378
1,200	MWI Veterinary Supply, Inc.(b)	50,340
6,700	Myers Industries, Inc.	72,762
800	MYR Group, Inc.(b)	14,344
350,000	Myriad Genetics, Inc.(b)	8,403,500
9,600	Nabi Biopharmaceuticals(b)	53,952
785	NACCO Industries, Inc. - Class A	68,248
103,000	Nalco Holding Co.	2,547,190
3,500	Nanometrics, Inc.(b)	37,450
6,800	Nara Bancorp, Inc.(b)	61,200
1,900	Nash Finch Co.	66,538

71

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
16,020	National Beverage Corp.	$185,832
1,100	National CineMedia, Inc.	20,944
4,400	National Financial Partners Corp.(b)	67,716
1,600	National Healthcare Corp.	56,576
297,300	National Instruments Corp.	10,280,634
106,800	National Interstate Corp.(d)	2,231,052
10,386	National Penn Bancshares, Inc.	76,026
200	National Presto Industries, Inc.	22,394
6,472	National Retail Properties, Inc. REIT	152,286
3,100	National Semiconductor Corp.	45,818
6,000	Natural Gas Services Group, Inc.(b)	107,580
6,943	Natus Medical, Inc.(b)	118,309
3,500	Nautilus, Inc.(b)	11,970
8,500	Navigant Consulting, Inc.(b)	109,480
152,124	Navigators Group, Inc.(b)	6,104,736
1,900	Navistar International Corp.	91,846
6,000	NBT Bancorp, Inc.	146,820
8,800	NBTY, Inc.(b)	357,984
860	NCI Building Systems, Inc.(b)	11,851
1,700	NCI, Inc. - Class A(b)	48,297
3,700	NCR Corp.	48,692
900	Neenah Paper, Inc.	15,750
2,000	Nektar Therapeutics(b)	27,920
4,700	Nelnet, Inc. - Class A	93,812
4,174	Neogen Corp.(b)	109,734
1,815,746	NetApp, Inc.(b)	62,951,914
1,700	NetFlix, Inc.(b)	167,909
5,229	Netgear, Inc.(b)	141,497
2,800	Netlogic Microsystems, Inc.(b)	87,276
12,000	Netscout Systems, Inc.(b)	174,240
1,600	NetSuite, Inc.(b)	22,544
9,600	Network Equipment Technologies, Inc.(b)	49,248
177,200	NeuStar, Inc. - Class A(b)	4,336,084
700	Neutral Tandem, Inc.(b)	11,865
7,200	New Jersey Resources Corp.	271,656
3,600	New York & Co., Inc.(b)	22,104
2,800	New York Times Co. (The) - Class A(b)	27,776
15,700	NewAlliance Bancshares, Inc.	204,571
1,090	Newell Rubbermaid, Inc.	18,606
1,100	NewMarket Corp.	121,000
18,777	Newpark Resources, Inc.(b)	125,430
8,760	Newport Corp.(b)	103,631
6,800	Nextwave Wireless, Inc.(b)	2,863
262,533	NIC, Inc.	1,850,858
5,400	Nicor, Inc.	234,954
100	Nighthawk Radiology Holdings, Inc.(b)	370
14,600	NL Industries, Inc.	123,954
2,440	NN, Inc.(b)	17,568
3,800	Nordson Corp.	272,916
150,000	Northern Trust Corp.	8,247,000

Shares		Value

UNITED STATES (continued)
1,900	Northfield Bancorp, Inc.	$28,044
14,395	Northwest Bancshares, Inc.	179,794
2,700	Northwest Natural Gas Co.	127,953
2,200	Northwest Pipe Co.(b)	53,064
3,065	NorthWestern Corp.	92,624
7,300	Novatel Wireless, Inc.(b)	50,005
7,201	Novavax, Inc.(b)	20,379
28,100	Novell, Inc.(b)	157,641
4,200	Novellus Systems, Inc.(b)	110,040
5,006	NPS Pharmaceuticals, Inc.(b)	34,892
500	NTELOS Holdings Corp.	9,815
6,500	Nu Skin Enterprises, Inc. - Class A	195,390
300	Nutraceutical International Corp.(b)	4,641
2,050	NutriSystem, Inc.	39,626
128,850	NuVasive, Inc.(b)	5,360,160
3,000	NxStage Medical, Inc.(b)	38,160
1,200	Oceaneering International, Inc.(b)	78,600
2,207	OceanFirst Financial Corp.	28,382
3,900	O’Charleys, Inc.(b)	37,245
14,700	Ocwen Financial Corp.(b)	169,785
11,900	Odyssey HealthCare, Inc.(b)	247,877
14,300	Office Depot, Inc.(b)	98,098
1,600	Officemax, Inc.(b)	30,400
9,400	Oil States International, Inc.(b)	454,114
4,000	Old Dominion Freight Line, Inc.(b)	143,520
8,900	Old National Bancorp	119,349
22,300	Old Republic International Corp.	334,723
4,800	Old Second Bancorp, Inc.	27,456
9,900	Olin Corp.	207,900
1,000	Olympic Steel, Inc.	31,780
3,800	OM Group, Inc.(b)	143,450
5,200	Omega Healthcare Investors, Inc. REIT	104,104
6,100	Omega Protein Corp.(b)	32,635
1,900	Omnicare, Inc.	52,801
5,500	Omnicell, Inc.(b)	73,425
1,748,500	Omnicom Group, Inc.	74,591,010
6,300	Omnivision Technologies, Inc.(b)	110,628
9,400	Omnova Solutions, Inc.(b)	71,910
4,600	On Assignment, Inc.(b)	32,338
48,525	ON Semiconductor Corp.(b)	385,288
686	One Liberty Properties, Inc. REIT	11,696
301	OneBeacon Insurance Group Ltd. - Class A	4,882
7,300	Online Resources Corp.(b)	34,018
3,100	Onyx Pharmacueticals, Inc.(b)	89,497
13,916	Openwave Systems, Inc.(b)	31,033
4,307	Opko Health, Inc.(b)	9,303
4,300	Oplink Communications, Inc.(b)	64,973

72

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,900	Opnet Technologies, Inc.	$62,634
2,100	Opnext, Inc.(b)	4,935
300	Optimer Pharmaceuticals, Inc.(b)	3,693
1,400	optionsXpress Holdings, Inc.(b)	24,850
16,565	OraSure Technologies, Inc.(b)	105,022
5,000	Orbital Sciences Corp.(b)	91,900
1,302	Orbitz Worldwide, Inc.(b)	8,580
1,100	Orexigen Therapeutics, Inc.(b)	7,458
700	Orion Marine Group, Inc.(b)	13,272
700	Oritani Financial Corp.	11,613
1,200	Ormat Technologies, Inc.	38,232
13,200	Orthovita, Inc.(b)	52,800
2,600	Oshkosh Corp.(b)	100,412
3,400	OSI Pharmaceuticals, Inc.(b)	199,478
4,500	OSI Systems, Inc.(b)	117,180
300	Osiris Therapeutics, Inc.(b)	2,241
2,140	Otix Global Inc.(b)	10,721
2,761	Otter Tail Corp.	61,349
1,000	Outdoor Channel Holdings, Inc.(b)	6,910
2,300	Overseas Shipholding Group, Inc.	115,138
1,900	Overstock.com, Inc.(b)	35,150
2,550	Owens & Minor, Inc.	80,198
10,600	Owens Corning, Inc.(b)	368,668
2,929	Oxford Industries, Inc.	63,237
800	OYO Geospace Corp.(b)	39,760
2,700	P.F. Chang’s China Bistro, Inc.	117,828
5,786	Pacific Capital Bancorp(b)	10,068
300	Pacific Continental Corp.	3,477
5,000	Pacific Sunwear of California(b)	25,300
4,000	Packaging Corp. of America	98,920
3,100	Pactiv Corp.(b)	78,771
3,070	PacWest Bancorp	73,711
4,500	PAETEC Holding Corp.(b)	22,410
11,900	Pain Therapeutics, Inc.(b)	71,400
75,000	Pall Corp.	2,924,250
11,344	Palm Harbor Homes, Inc.(b)	32,898
19,600	Palm, Inc.(b)	113,680
1,994	Palomar Medical Technologies, Inc.(b)	25,045
29,600	Panera Bread Co. - Class A(b)	2,307,024
500	Panhandle Oil and Gas, Inc. - Class A	12,480
5,800	Pantry, Inc. (The)(b)	91,756
2,400	Papa John’s International, Inc.(b)	65,760
2,100	Par Pharmaceutical Cos., Inc.(b)	56,994
300	PAR Technology Corp.(b)	2,103
5,200	Parametric Technology Corp.(b)	96,668
9,000	Parexel International Corp.(b)	212,220
7,600	Park Electrochemical Corp.	229,596
1,900	Park National Corp.	130,150

Shares		Value

UNITED STATES (continued)
18,237	Parker Drilling Co.(b)	$100,851
3,500	Parkervision, Inc.(b)	6,615
1,313	Park-Ohio Holdings Corp.(b)	16,898
1,100	Parkway Properties, Inc. REIT	21,670
3,700	Patriot Coal Corp.(b)	72,853
4,400	Patterson Cos., Inc.	140,756
12,400	Patterson-UTI Energy, Inc.	189,596
150,000	Paychex, Inc.	4,590,000
6,897	PC Connection, Inc.(b)	47,451
1,400	PC Mall, Inc.(b)	7,266
4,814	PC-Tel, Inc.(b)	31,339
13,980	PDF Solutions, Inc.(b)	69,201
1,616	PDI, Inc.(b)	14,657
6,200	PDL BioPharma, Inc.	36,084
945	Peapack Gladstone Financial Corp.	13,136
4,042	Peet’s Coffee & Tea, Inc.(b)	160,144
32,100	Pegasystems, Inc.	1,016,607
1,700	Penford Corp.(b)	15,725
6,700	Penn National Gaming, Inc.(b)	207,432
54,600	Penn Virginia Corp.	1,392,846
3,400	Pennsylvania Real Estate Investment Trust	53,686
15,400	Penske Auto Group, Inc.(b)	230,692
1,700	Penson Worldwide, Inc.(b)	15,980
6,200	Pentair, Inc.	224,192
1,400	Penwest Pharmaceuticals Co.(b)	4,914
871	Peoples Bancorp, Inc.	15,103
4,900	PEP Boys - Manny Moe & Jack	61,397
3,700	Perficient, Inc.(b)	46,139
9,090	Pericom Semiconductor Corp.(b)	106,171
8,600	PerkinElmer, Inc.	215,430
2,800	Perrigo Co.	170,884
2,916	Perry Ellis International, Inc.(b)	70,363
1,900	Pervasive Software, Inc.(b)	9,462
7,800	PetMed Express, Inc.	172,692
75,000	PetroHawk Energy Corp.(b)	1,619,250
3,643	Petroleum Development Corp.(b)	85,283
23,900	Petroquest Energy, Inc.(b)	141,249
3,800	PetSmart, Inc.	125,666
2,700	PFF Bancorp, Inc.(b)	37
1,181	PGT, Inc.(b)	3,661
800	Pharmaceutical Product Development, Inc.	22,000
600	Pharmasset, Inc.(b)	19,440
2,159	PharMerica Corp.(b)	41,669
1,500	Phase Forward, Inc.(b)	25,215
8,500	PHH Corp.(b)	192,865
5,900	PHI, Inc. - Non Voting(b)	122,661
200	PHI, Inc. - Voting(b)	4,214
3,070	Phillips-Van Heusen Corp.	193,441
14,400	Phoenix Cos., Inc. (The)	46,512
8,617	Phoenix Technologies Ltd.(b)	25,765

73

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
10,872	Photronics, Inc.(b)	$59,252
3,500	Pico Holdings, Inc.(b)	124,425
5,400	Piedmont Natural Gas Co.	148,500
43,700	Pier 1 Imports, Inc.(b)	361,836
3,100	Pike Electric Corp.(b)	33,325
7,400	Pinnacle Airlines Corp.(b)	54,094
8,300	Pinnacle Entertainment, Inc.(b)	112,299
5,000	Pinnacle Financial Partners, Inc.(b)	76,400
4,100	Pioneer Drilling Co.(b)	30,094
51,000	Pioneer Natural Resources Co.	3,270,630
1,200	Piper Jaffray Cos.(b)	47,232
116,800	Plains Exploration & Production Co.(b)	3,423,408
6,400	Plantronics, Inc.	212,480
14,000	Playboy Enterprises, Inc. - Class B(b)	58,520
4,200	Plexus Corp.(b)	155,610
43,300	Plug Power, Inc.(b)	28,526
2,300	PLX Technology, Inc.(b)	12,075
7,384	PMA Capital Corp. - Class A(b)	50,728
23,200	PMC - Sierra, Inc.(b)	205,320
2,400	PMI Group, Inc. (The)(b)	12,504
4,900	PNM Resources, Inc.	66,591
3,176	Polaris Industries, Inc.	187,924
2,900	Polycom, Inc.(b)	94,395
20,500	PolyOne Corp.(b)	231,855
4,100	Polypore International, Inc.(b)	72,611
1,300	Poniard Pharmaceuticals, Inc.(b)	1,664
1,100	Pool Corp.	26,983
2,900	Portfolio Recovery Associates, Inc.(b)	192,763
1,000	Portland General Electric Co.	19,880
5,400	Post Properties, Inc. REIT	139,104
331	PostRock Energy Corp.(b)	2,814
3,301	Powell Industries, Inc.(b)	110,848
400	Power Integrations, Inc.	15,392
1,900	PowerSecure International, Inc.(b)	21,394
13,030	Powerwave Technologies, Inc.(b)	23,063
5,317	Pozen, Inc.(b)	57,583
1,215	Preferred Bank Los Angeles(b)	2,357
5,700	Premiere Global Services, Inc.(b)	53,409
1,700	Pre-Paid Legal Services, Inc.(b)	75,599
5,520	Presidential Life Corp.	65,026
18,104	Presstek, Inc.(b)	83,640
4,200	Prestige Brands Holdings, Inc.(b)	40,908
3,200	Pricesmart, Inc.	79,616
6,648	Princeton Review, Inc.(b)	20,808
1,804	PrivateBancorp, Inc.	25,833
4,300	ProAssurance Corp.(b)	262,085
3,886	Progenics Pharmaceuticals, Inc.(b)	25,026

Shares		Value

UNITED STATES (continued)
104,900	Progress Software Corp.(b)	$3,383,025
663	Progressive Gaming International Corp.(b)	5
6,400	Prosperity Bancshares, Inc.	251,008
5,650	Protection One, Inc.(b)	87,406
7,300	Protective Life Corp.	175,711
5,726	Providence Service Corp. (The)(b)	95,109
700	Provident Financial Holdings, Inc.	4,200
8,600	Provident Financial Services, Inc.	113,348
16,243	Provident New York Bancorp	166,816
3,000	PS Business Parks, Inc. REIT	180,000
9,332	PSS World Medical, Inc.(b)	218,649
4,400	Psychiatric Solutions, Inc.(b)	141,548
2,398	QAD, Inc.(b)	13,237
3,090	QC Holdings, Inc.	16,037
3,900	QLogic Corp.(b)	75,543
3,600	Quaker Chemical Corp.	113,292
2,100	Quality Systems, Inc.	134,421
4,900	Quanex Building Products Corp.	93,100
42,500	Quantum Corp.(b)	123,250
17,800	Quest Software, Inc.(b)	312,034
10,300	Questcor Pharmaceuticals, Inc.(b)	100,322
5,600	Quicksilver Resources, Inc.(b)	77,672
2,664	Quidel Corp.(b)	39,267
15,800	Quiksilver, Inc.(b)	84,214
2,200	Radian Group, Inc.	31,218
5,400	Radiant Systems, Inc.(b)	75,978
2,630	Radio One, Inc. - Class D(b)	13,255
5,700	Radioshack Corp.	122,835
6,000	Radisys Corp.(b)	58,740
110,000	Ralcorp Holdings, Inc.(b)	7,320,500
2,500	Ralcorp Holdings, Inc. - Placement Shares	166,375
3,300	Rambus, Inc.(b)	79,629
1,800	Ramco-Gershenson Properties REIT	22,428
25,000	Range Resources Corp.	1,194,000
3,480	Raven Industries, Inc.	105,653
6,400	Raymond James Financial, Inc.	196,096
2,200	RBC Bearings, Inc.(b)	69,432
6,539	RC2 Corp.(b)	120,121
700	RCN Corp.(b)	10,276
18,353	RealNetworks, Inc.(b)	76,165
1,100	Realty Income Corp. REIT	36,069
4,398	Red Robin Gourmet Burgers, Inc.(b)	107,355
1,575	Reddy Ice Holdings, Inc.(b)	6,678
4,100	Regal Entertainment Group - Class A	70,028
5,000	Regal-Beloit Corp.	316,350
12,490	Regeneron Pharmaceuticals, Inc.(b)	318,870

74

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,600	Regis Corp.	$107,072
3,500	RehabCare Group, Inc.(b)	99,820
3,950	Reinsurance Group of America, Inc.	203,938
4,180	Reliance Steel & Aluminum Co.	204,026
5,193	Renaissance Learning, Inc.	73,793
5,222	Renasant Corp.	86,320
10,524	Rent-A-Center, Inc.(b)	271,730
14,700	Rentech, Inc.(b)	18,375
9,400	Republic Airways Holdings, Inc.(b)	58,844
1,200	Republic Bancorp, Inc. - Class A	28,980
150,000	Republic Services, Inc.	4,654,500
5,599	Res-Care, Inc.(b)	65,172
47,000	ResMed, Inc.(b)	3,216,210
225,000	Resolute Energy Corp.(b)	3,010,500
3,000	Resource America, Inc. - Class A	17,730
4,300	Resources Connection, Inc.(b)	75,422
8,100	Retail Ventures, Inc.(b)	87,642
5,087	Revlon, Inc. - Class A(b)	89,124
3,000	Rex Energy Corp.(b)	39,900
56,149	RF Micro Devices, Inc.(b)	315,557
6,300	Rigel Pharmaceuticals, Inc.(b)	48,951
6,300	RightNow Technologies, Inc.(b)	103,320
2,900	Rimage Corp.(b)	50,895
1,500	Riskmetrics Group, Inc.(b)	33,660
2,200	Riverbed Technology, Inc.(b)	68,178
4,800	RLI Corp.	278,400
6,200	Robbins & Myers, Inc.	160,642
5,500	Rock-Tenn Co. - Class A	283,800
1,726	Rockville Financial, Inc.	20,816
2,900	Rockwood Holdings, Inc.(b)	86,826
3,000	Rofin-Sinar Technologies, Inc.(b)	79,680
3,300	Rogers Corp.(b)	110,451
8,850	Rollins, Inc.	192,488
1,300	Roma Financial Corp.	15,210
115,000	Roper Industries, Inc.	7,017,300
103,200	Rosetta Resources, Inc.(b)	2,569,680
4,400	Rovi Corp.(b)	171,512
10,200	Rowan Cos, Inc.(b)	303,960
1,500	Royal Caribbean Cruises Ltd.(b)	53,760
1,672	Royal Gold, Inc.(e)	86,464
4,000	Royal Gold, Inc.(e)	204,720
17,550	RPC, Inc.	239,558
5,900	RPM International, Inc.	130,272
1,300	RR Donnelley & Sons Co.	27,937
29,200	RRI Energy, Inc.(b)	118,844
4,300	RSC Holdings, Inc.(b)	39,431
12,859	RTI Biologics, Inc.(b)	49,250
4,343	RTI International Metals, Inc.(b)	117,478
800	Rubicon Technology, Inc.(b)	21,712
4,500	Ruby Tuesday, Inc.(b)	50,355

Shares		Value

UNITED STATES (continued)
228,600	Ruddick Corp.	$8,078,724
7,900	Rudolph Technologies, Inc.(b)	75,287
6,900	Rush Enterprises, Inc. - Class A(b)	111,918
5,300	Ryder System, Inc.	246,556
3,200	Ryland Group, Inc.	72,896
3,100	S & T Bancorp, Inc.	74,555
15,536	S1 Corp.(b)	95,857
2,350	Safeguard Scientifics, Inc.(b)	32,336
8,000	Safety Insurance Group, Inc.	298,320
200,000	Safeway, Inc.	4,720,000
1,300	Saga Communications, Inc. - Class A(b)	35,815
3,400	Saia, Inc.(b)	56,338
8,400	Saks, Inc.(b)	81,900
4,505	Salem Communications Corp. - Class A(b)	20,498
5,304	Salix Pharmaceuticals Ltd.(b)	213,221
14,700	Sally Beauty Holdings, Inc.	140,385
3,501	Sanders Morris Harris Group, Inc.	20,901
2,300	Sanderson Farms, Inc.	130,341
576,200	SandRidge Energy, Inc.(b)	4,327,262
5,999	Sandy Spring Bancorp, Inc.	104,683
8,200	Sangamo Biosciences, Inc.(b)	50,512
1,600	Sanmina-SCI Corp.(b)	28,528
6,000	Santarus, Inc.(b)	19,680
12,700	Sapient Corp.	129,921
4,800	Sauer-Danfoss, Inc.(b)	78,000
1,400	Saul Centers, Inc. REIT	55,342
10,200	Savient Pharmaceuticals, Inc.(b)	147,900
1,200	SAVVIS, Inc.(b)	21,120
4,600	SBA Communications Corp. - Class A(b)	162,702
2,900	Scansource, Inc.(b)	80,794
700	SCBT Financial Corp.	27,853
13,280	Schawk, Inc.	251,656
1,400	Schnitzer Steel Industries, Inc. - Class A	75,600
6,500	Scholastic Corp.	175,565
2,600	School Specialty, Inc.(b)	60,996
6,001	Schulman (A.), Inc.	156,086
7,776	Schweitzer-Mauduit International, Inc.	442,610
615	Sciclone Pharmaceuticals, Inc.(b)	2,571
3,900	Scientific Games Corp. - Class A(b)	57,369
1,900	Scotts Miracle-Gro Co. (The) - Class A	92,055
1,300	SeaBright Insurance Holdings, Inc.	14,144
7,800	Seachange International, Inc.(b)	64,974
3,200	Seacoast Banking Corp. of Florida(b)	6,976

75

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,800	SEACOR Holdings, Inc.(b)	$151,506
9,900	Sealed Air Corp.	212,850
7,616	Seattle Genetics, Inc.(b)	95,962
3,458,900	SEI Investments Co.	77,686,894
4,500	Select Comfort Corp.(b)	50,940
8,400	Selective Insurance Group	140,364
6,800	Semtech Corp.(b)	123,420
200	Seneca Foods Corp. - Class A(b)	6,568
1,200	Senior Housing Properties Trust REIT	26,976
2,060	Senomyx, Inc.(b)	8,796
306,300	Sensient Technologies Corp.	9,657,639
9,200	Sequenom, Inc.(b)	57,040
24,400	Service Corp. International	219,112
13,801	SFN Group, Inc.(b)	117,999
3,500	Shaw Group, Inc. (The)(b)	133,980
4,200	Shenandoah Telecommuni- cations Co.	74,592
4,200	Shiloh Industries, Inc.(b)	34,146
3,300	Shoe Carnival, Inc.(b)	91,278
1,200	ShoreTel, Inc.(b)	7,860
1,200	Shuffle Master, Inc.(b)	11,520
800	Shutterfly, Inc.(b)	18,824
800	Sierra Bancorp	9,984
3,185	Sigma Designs, Inc.(b)	37,774
5,325	Signature Bank(b)	215,024
106,400	Silgan Holdings, Inc.	6,419,112
5,800	Silicon Graphics International Corp.(b)	57,362
30,458	Silicon Image, Inc.(b)	113,304
2,000	Silicon Laboratories, Inc.(b)	96,700
5,036	Simmons First National Corp. - Class A	141,411
7,850	Simpson Manufacturing Co., Inc.	266,822
7,253	Sinclair Broadcast Group, Inc. - Class A(b)	49,973
3,100	Sirona Dental Systems, Inc.(b)	129,239
15,400	SIRVA, Inc.(b)(c)(d)	0
2,800	SJW Corp.	76,944
4,600	Skechers U.S.A., Inc. - Class A(b)	176,410
500	Skilled Healthcare Group, Inc. - Class A(b)	3,345
1,600	Skyline Corp.	37,296
9,380	Skywest, Inc.	140,512
27,900	Skyworks Solutions, Inc.(b)	469,836
600	SL Green Realty Corp. REIT	37,302
453,200	Smart Balance, Inc.(b)	3,013,780
1,700	SMART Modular Technologies WWH, Inc.(b)	11,934
4,700	Smith & Wesson Holding Corp.(b)	20,915
2,000	Smith Micro Software, Inc.(b)	18,980
14,500	Smithfield Foods, Inc.(b)	271,730
900	Smithtown Bancorp, Inc.	4,185

Shares		Value

UNITED STATES (continued)
4,260	Snap-On, Inc.	$205,247
51,500	Solera Holdings, Inc.	2,001,805
3,108	Solutia, Inc.(b)	54,701
1,000	Somanetics Corp.(b)	20,230
1,900	Somaxon Pharmaceuticals, Inc.(b)	13,661
5,900	Sonic Automotive, Inc. - Class A(b)	63,012
4,200	Sonic Corp.(b)	49,182
9,100	Sonic Solutions, Inc.(b)	114,205
19,944	SonicWALL, Inc.(b)	202,033
3,500	Sonoco Products Co.	115,955
104,300	SonoSite, Inc.(b)	3,496,136
20,756	Sonus Networks, Inc.(b)	53,758
5,300	Sotheby’s	177,020
97,200	Sourcefire, Inc.(b)	2,174,364
4,400	South Jersey Industries, Inc.	198,484
1,300	Southern Union Co.	33,969
4,289	Southside Bancshares, Inc.	92,557
3,800	Southwest Bancorp, Inc.	55,708
4,200	Southwest Gas Corp.	130,620
5,115	Southwest Water Co.	54,577
1,800	Sovran Self Storage, Inc. REIT	66,402
2,800	Spanish Broadcasting System, Inc. - Class A(b)	4,788
4,275	Spartan Motors, Inc.	26,377
7,600	Spartan Stores, Inc.	114,684
6,300	Spartech Corp.(b)	89,712
5,400	Spectranetics Corp.(b)	36,828
1,100	Spectrum Control, Inc.(b)	15,290
842	Spectrum Group International, Inc.(b)	1,747
5,870	Speedway Motorsports, Inc.	95,388
6,700	Spirit Aerosystems Holdings, Inc. - Class A(b)	148,606
1,000	Sport Supply Group, Inc.	13,410
3,100	SPX Corp.	216,628
4,600	SRA International, Inc. - Class A(b)	106,168
1,900	St. Joe Co. (The)(b)	62,776
100,000	St. Jude Medical, Inc.(b)	4,082,000
82,100	St. Mary Land & Exploration Co.	3,303,704
5,100	Stage Stores, Inc.	77,775
2,186	Stamps.com, Inc.(b)	23,172
2,900	StanCorp Financial Group, Inc.	130,384
2,800	Standard Microsystems Corp.(b)	71,904
1,000	Standard Motor Products, Inc.	10,660
7,900	Standard Pacific Corp.(b)	50,639
3,363	Standard Parking Corp.(b)	56,801
5,414	Standard Register Co. (The)	27,882
4,600	Standex International Corp.	109,802
8,297	Stanley Black & Decker, Inc.	515,659
300	Stanley Furniture Co., Inc.(b)	2,961
600	Stanley, Inc.(b)	18,978
1,200	Star Scientific, Inc.(b)	2,208

76

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
400	StarTek, Inc.(b)	$2,712
5,550	State Auto Financial Corp.	99,290
1,281	State Bancorp, Inc.	12,682
13,700	STEC, Inc.(b)	190,293
5,600	Steel Dynamics, Inc.	87,976
7,000	Steelcase, Inc. - Class A	57,470
5,400	Stein Mart, Inc.(b)	51,192
2,000	Steinway Musical Instruments(b)	38,320
1,224	StellarOne Corp.	18,250
3,500	Stepan Co.	265,125
5,205	Stereotaxis, Inc.(b)	24,724
50,000	Stericycle, Inc.(b)	2,945,000
1,700	STERIS Corp.	56,576
6,300	Sterling Bancorp	67,473
13,996	Sterling Bancshares, Inc.	82,296
1,200	Sterling Construction Co., Inc.(b)	21,000
6,389	Sterling Financial Corp.(b)	5,561
4,950	Steven Madden Ltd.(b)	286,902
15,100	Stewart Enterprises, Inc. - Class A	102,378
2,529	Stewart Information Services Corp.	28,780
4,650	Stifel Financial Corp.(b)	266,584
17,000	Stillwater Mining Co.(b)	287,300
7,196	Stone Energy Corp.(b)	117,295
4,200	Stratasys, Inc.(b)	100,128
6,500	Strategic Hotels & Resorts, Inc. REIT(b)	41,730
400	Strayer Education, Inc.	97,248
400	Student Loan Corp. (The)	11,296
16,200	Student Transportation, Inc.	84,525
3,800	Sturm Ruger & Co., Inc.	63,422
1,500	SuccessFactors, Inc.(b)	31,395
2,804	Suffolk Bancorp	87,064
3,100	Sulphco, Inc.(b)	1,188
5,539	Sun Bancorp, Inc.(b)	29,911
1,300	Sun Communities, Inc. REIT	37,596
6,500	Sun Healthcare Group, Inc.(b)	58,110
1,500	Sun Hydraulics Corp.	42,015
300	Sunoco, Inc.	9,834
600	SunPower Corp. - Class B(b)	9,024
9,100	Sunrise Senior Living, Inc.(b)	50,596
6,897	Sunstone Hotel Investors, Inc. REIT(b)	87,799
702	Super Micro Computer, Inc.(b)	9,954
10,591	SuperGen, Inc.(b)	31,243
1,500	Superior Bancorp(b)	5,310
392,900	Superior Energy Services, Inc.(b)	10,631,874
3,700	Superior Industries International, Inc.	62,382
6,300	Superior Well Services, Inc.(b)	91,350
1,375	Supertex, Inc.(b)	37,139
15,200	SUPERVALUE, Inc.	226,480

Shares		Value

UNITED STATES (continued)
7,000	support.com, Inc.(b)	$30,520
7,113	SureWest Communications(b)	61,172
76,533	SurModics, Inc.(b)	1,423,514
12,379	Susquehanna Bancshares, Inc.	134,931
400	Susser Holdings Corp.(b)	4,308
5,700	SVB Financial Group(b)	280,611
5,686	Swift Energy Co.(b)	205,719
700	Switch & Data Facilities Co., Inc.(b)	13,433
3,400	SWS Group, Inc.	37,638
2,640	SXC Health Solutions Corp.(b)	183,563
2,152	SY Bancorp, Inc.	51,088
2,200	Sybase, Inc.(b)	95,436
3,811	Sycamore Networks, Inc.	75,420
9,442	SYKES Enterprises, Inc.(b)	214,617
11,111	Symmetricom, Inc.(b)	73,666
3,500	Symmetry Medical, Inc.(b)	40,460
3,100	Syms Corp.(b)	28,241
8,700	Symyx Technologies, Inc.(b)	47,415
6,495	Synaptics, Inc.(b)	198,877
12,400	Syniverse Holdings, Inc.(b)	248,992
4,000	SYNNEX Corp.(b)	109,680
5,700	Synopsys, Inc.(b)	129,447
3,400	Synovis Life Technologies, Inc.(b)	50,320
15,000	Synovus Financial Corp.	45,150
9,600	Syntax-Brillian Corp.(b)(c)(d)	0
3,900	Syntel, Inc.	140,868
300	Syntroleum Corp.(b)	678
14,600	Systemax, Inc.	339,158
1,800	T-3 Energy Services, Inc.(b)	53,550
10,100	Take-Two Interactive Software, Inc.(b)	109,787
1,000	TAL International Group, Inc.	25,990
7,800	Talbots, Inc.(b)	128,310
700	Taleo Corp. - Class A(b)	18,186
3,300	Tanger Factory Outlet Centers REIT	137,280
300	Targacept, Inc.(b)	7,140
4,920	Taser International, Inc.(b)	23,272
5,900	Taubman Centers, Inc. REIT	255,883
1,401	Taylor Capital Group, Inc.(b)	19,194
3,900	TCF Financial Corp.	72,657
1,738	Team, Inc.(b)	30,241
7,600	Tech Data Corp.(b)	326,040
66,000	Techne Corp.	4,372,500
8,700	Technitrol, Inc.	46,980
500	TechTarget, Inc.(b)	2,425
3,800	Tecumseh Products Co. - Class A(b)	48,564
700	Tecumseh Products Co. - Class B(b)	9,184
1,110	Tejon Ranch Co.(b)	31,924
12,500	Tekelec(b)	226,625
4,600	Teledyne Technologies, Inc.(b)	200,560
76,900	Teleflex, Inc.	4,715,508

77

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,900	Telephone & Data Systems, Inc.	$65,854
2,170	Telephone & Data Systems, Inc. - Special Shares	65,708
6,937	TeleTech Holdings, Inc.(b)	114,807
27,060	Tellabs, Inc.	245,705
5,390	Temple-Inland, Inc.	125,695
4,500	Tempur-Pedic International, Inc.(b)	151,650
14,400	Tenet Healthcare Corp.(b)	90,000
2,800	Tennant Co.	96,572
8,800	Tenneco, Inc.(b)	226,776
6,500	Teradyne, Inc.(b)	79,495
5,400	Terex Corp.(b)	143,208
8,000	Terremark Worldwide, Inc.(b)	57,360
5,200	Tesoro Corp.	68,380
1,500	Tessera Technologies, Inc.(b)	30,420
12	Teton Advisors, Inc. - Class A(d)	132
8,455	Tetra Tech, Inc.(b)	205,879
151,500	Tetra Technologies, Inc.(b)	1,861,935
6,100	Texas Capital Bancshares, Inc.(b)	121,390
3,300	Texas Industries, Inc.	124,872
8,300	Texas Roadhouse, Inc.(b)	122,674
1,700	TFS Financial Corp.	24,038
1,800	Theravance, Inc.(b)	30,186
5,500	TheStreet.com, Inc.	20,955
4,000	Thomas & Betts Corp.(b)	167,760
8,300	Thomas Properties Group, Inc.	37,931
1,100	Thomas Weisel Partners Group, Inc.(b)	8,635
7,006	Thor Industries, Inc.	250,184
9,800	Thoratec Corp.(b)	436,982
5,250	THQ, Inc.(b)	39,900
20,702	TIBCO Software, Inc.(b)	236,003
4,200	Tidewater, Inc.	225,162
1,300	Tier Technologies, Inc.(b)	10,881
2,500	TierOne Corp.(b)	1,125
7,900	Timberland Co. - Class A(b)	169,850
5,600	Timken Co.	197,008
4,000	Titan International, Inc.	49,640
1,000	Titan Machinery, Inc.(b)	14,380
8,400	Titanium Metals Corp.(b)	129,528
9,900	TiVo, Inc.(b)	173,448
3,750	TNS, Inc.(b)	97,312
8,200	Toll Brothers, Inc.(b)	185,074
2,200	TomoTherapy, Inc.(b)	8,558
3,091	Tompkins Financial Corp.	125,556
4,355	Tootsie Roll Industries, Inc.	115,843
4,300	Torchmark Corp.	230,222
3,200	Toro Co.	182,208
6,400	Total System Services, Inc.	102,464
200	Tower Bancorp, Inc.	5,148
2,000	Tower Group, Inc.	46,120
2,000	Towers Watson & Co. - Class A	96,000

Shares		Value

UNITED STATES (continued)
300	TowneBank	$4,809
30,500	Tractor Supply Co.	2,048,685
4,185	TradeStation Group, Inc.(b)	34,987
5,989	Transatlantic Holdings, Inc.	297,833
2,000	TransDigm Group, Inc.	110,540
1,100	Travelzoo, Inc.(b)	21,934
4,800	TRC Cos., Inc.(b)	14,880
7,600	Tredegar Corp.	129,656
1,400	Tree.com, Inc.(b)	12,740
5,100	TreeHouse Foods, Inc.(b)	215,679
2,400	Trex Co., Inc.(b)	58,776
5,700	Trico Bancshares	108,528
3,100	Trico Marine Services, Inc.(b)	10,168
9,880	Trident Microsystems, Inc.(b)	17,092
5,110	Trimble Navigation Ltd.(b)	167,148
4,503	Trimeris, Inc.(b)	10,897
6,200	Trinity Industries, Inc.	154,318
28,756	TriQuint Semiconductor, Inc.(b)	216,820
2,200	Triumph Group, Inc.	170,632
1,200	Tri-Valley Corp.(b)	1,416
1,600	True Religion Apparel, Inc.(b)	50,000
6,100	TrueBlue, Inc.(b)	96,319
10,059	Trustco Bank Corp.	66,892
8,775	Trustmark Corp.	214,812
8,000	TRW Automotive Holdings Corp.(b)	257,680
9,900	TTM Technologies, Inc.(b)	107,514
5,800	Tuesday Morning Corp.(b)	32,770
51,600	Tupperware Brands Corp.	2,635,212
3,700	Tutor Perini Corp.(b)	89,799
4,300	tw telecom, Inc.(b)	76,540
1,400	Twin Disc, Inc.	19,768
6,500	Tyler Technologies, Inc.(b)	110,760
4,400	UAL Corp.(b)	94,952
1,500	UDR, Inc. REIT	30,465
3,076	UIL Holdings Corp.	89,296
1,200	Ulta Salon Cosmetics & Fragrance, Inc.(b)	27,744
181,700	Ultimate Software Group, Inc.(b)	6,077,865
4,400	Ultra Clean Holdings(b)	43,428
1,146,507	Ultra Petroleum Corp.(b)	54,768,639
5,008	Ultralife Corp.(b)	20,984
3,841	Ultratech, Inc.(b)	56,424
136,624	UMB Financial Corp.	5,754,603
8,639	Umpqua Holdings Corp.	129,067
800	Under Armour, Inc. - Class A(b)	27,000
3,700	Unifi, Inc.(b)	14,171
2,000	Unifirst Corp.	97,740
3,800	Union Drilling, Inc.(b)	25,194
4,950	Union First Market Bankshares Corp.	83,061
4,900	Unisource Energy Corp.	163,268
940	Unisys Corp.(b)	26,339
4,100	Unit Corp.(b)	195,857
7,159	United Bankshares, Inc.	207,897

78

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,154	United Community Banks, Inc.(b)	$24,259
5,035	United Community Financial Corp.(b)	10,070
508	United Financial Bancorp, Inc.	7,102
3,500	United Fire & Casualty Co.	80,045
4,949	United Natural Foods, Inc.(b)	151,885
12,254	United Online, Inc.	97,664
9,900	United Rentals, Inc.(b)	142,164
100	United States Lime & Minerals, Inc.(b)	4,075
4,514	United Stationers, Inc.(b)	276,347
600	United Therapeutics Corp.(b)	34,134
900	Unitil Corp.	19,872
4,110	Unitrin, Inc.	120,218
9,230	Universal American Corp.(b)	141,680
2,386	Universal Corp.	123,547
5,000	Universal Display Corp.(b)	66,750
3,108	Universal Electronics, Inc.(b)	65,952
2,311	Universal Forest Products, Inc.	97,178
1,100	Universal Health Realty Income Trust REIT	36,542
5,400	Universal Health Services, Inc. - Class B	200,448
4,800	Universal Insurance Holdings, Inc.	24,240
200	Universal Stainless & Alloy(b)	4,666
4,700	Universal Technical Institute, Inc.(b)	112,612
5,500	Universal Truckload Services, Inc.(b)	100,430
4,405	Univest Corp. of Pennsylvania	86,206
3,600	Urstadt Biddle Properties, Inc. - Class A REIT	60,696
1,400	Urstadt Biddle Properties, Inc. REIT	20,720
500	US Airways Group, Inc.(b)	3,535
1,700	US Cellular Corp.(b)	71,536
3,500	US Ecology, Inc.	54,600
29,010	US Gold Corp.(b)	98,924
1,400	US Physical Therapy, Inc.(b)	24,556
3,955	USA Mobility, Inc.(b)	55,133
300	USA Truck, Inc.(b)	5,526
700	USANA Health Sciences, Inc.(b)	25,375
8,400	USEC, Inc.	50,400
4,400	USG Corp.(b)	103,840
4,400	U-Store-It Trust REIT	37,928
204,700	UTi Worldwide, Inc.	3,244,495
31,900	Utstarcom, Inc.(b)	90,915
16,774	Vaalco Energy, Inc.	94,102
4,700	Vail Resorts, Inc.(b)	214,508
1,300	Valassis Communications, Inc.(b)	42,497
15,700	Valeant Pharmaceuticals International(b)	706,500
2,798	Valhi, Inc.	80,079
9,000	Valley National Bancorp	146,160

Shares		Value

UNITED STATES (continued)
800	Valmont Industries, Inc.	$66,632
6,200	Valspar Corp.	194,184
3,100	Valueclick, Inc.(b)	31,868
7,753	Valuevision Media, Inc. - Class A(b)	23,879
700	Vanda Pharmaceuticals, Inc.(b)	5,859
1,900	Varian Semiconductor Equipment Associates, Inc.(b)	62,586
3,100	Varian, Inc.(b)	160,549
153,300	VCA Antech, Inc.(b)	4,362,918
8,329	Vector Group Ltd.	136,512
7,000	Veeco Instruments, Inc.(b)	307,930
1,400	Venoco, Inc.(b)	20,860
997	Verenium Corp.(b)	4,118
2,800	VeriFone Holdings, Inc.(b)	53,284
200,000	VeriSign, Inc.	5,454,000
120,000	Verisk Analytics, Inc. - Class A(b)	3,362,400
2,600	Viad Corp.	60,840
5,000	Viasat, Inc.(b)	177,250
1,900	Vical, Inc.(b)	6,878
3,000	Vicor Corp.(b)	45,360
1,700	ViewPoint Financial Group	28,951
1,028	Virage Logic Corp.(b)	9,540
4,862	Virginia Commerce Bancorp(b)	34,666
10,329	Viropharma, Inc.(b)	131,385
720	Virtus Investment Partners, Inc.(b)	17,446
500	Virtusa Corp.(b)	5,145
14,200	Vishay Intertechnology, Inc.(b)	147,822
4,240	Vital Images, Inc.(b)	66,907
4,470	Vivus, Inc.(b)	45,549
3,500	Vocus, Inc.(b)	59,675
4,600	Volcano Corp.(b)	110,492
1,900	Volcom, Inc.(b)	45,296
5,600	Volt Information Sciences, Inc.(b)	70,224
1,300	Volterra Semiconductor Corp.(b)	31,148
200	VSE Corp.	8,038
1,700	W&T Offshore, Inc.	16,099
275,000	W.R. Berkley Corp.	7,425,000
5,300	Wabash National Corp.(b)	51,516
2,600	WABCO Holdings, Inc.(b)	86,294
123,029	Wabtec Corp.	5,853,720
5,800	Waddell & Reed Financial, Inc. - Class A	215,296
1,100	Walter Energy, Inc.	88,891
7,155	Warnaco Group, Inc. (The)(b)	342,295
4,000	Warner Music Group Corp.(b)	27,400
28,800	Warren Resources, Inc.(b)	103,104
500	Washington Banking Co.	7,195
7,300	Washington Federal, Inc.	150,161
5,900	Washington Real Estate Investment Trust	185,555
2,900	Washington Trust Bancorp, Inc.	52,519

79

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

UNITED STATES (continued)
533,700	Waste Connections, Inc.(b)	$19,101,123
1,600	WaterFurnace Renewable Energy, Inc.	46,466
1,046,151	Waters Corp.(b)	75,312,410
1,200	Waterstone Financial, Inc.(b)	4,632
2,800	Watsco, Inc.	165,816
3,800	Watts Water Technologies, Inc. - Class A	134,824
8,100	Wausau Paper Corp.(b)	71,685
103,200	WD-40 Co.(d)	3,635,736
8,231	Web.com Group, Inc.(b)	39,756
17,800	WebMediaBrands, Inc.(b)	18,690
6,500	Websense, Inc.(b)	148,005
2,800	Webster Financial Corp.	58,016
1,700	Weight Watchers International, Inc.	45,169
1,200	Weingarten Realty Investors REIT	27,744
4,744	Weis Markets, Inc.	176,856
2,900	Wellcare Health Plans, Inc.(b)	83,027
600	Wellman, Inc.(b)(c)(d)	0
32,500	Wendy’s/Arby’s Group, Inc. - Class A	172,575
9,800	Werner Enterprises, Inc.	219,716
3,683	WesBanco, Inc.	71,008
2,200	WESCO International, Inc.(b)	89,364
910	West Bancorp, Inc.(b)	7,398
2,899	West Coast Bancorp	9,973
4,400	West Marine, Inc.(b)	52,668
263,700	West Pharmaceutical Services, Inc.	11,035,845
3,200	Westamerica Bancorp	188,064
200	Westar Energy, Inc.	4,738
5,021	Westell Technologies, Inc. - Class A(b)	7,230
7,000	Western Alliance Bancorp(b)	60,900
2,100	Western Refining, Inc.(b)	11,256
200,000	Western Union Co. (The)	3,650,000
2,036	Westfield Financial, Inc.	18,528
8,800	Westlake Chemical Corp.	247,104
800	Westmoreland Coal Co.(b)	11,248
500	Westwood Holdings Group, Inc.	19,250
7,400	Wet Seal, Inc. (The) - Class A(b)	35,002
6,900	WGL Holdings, Inc.	246,606
519	White Mountains Insurance Group Ltd.	178,328
63,900	Whiting Petroleum Corp.(b)	5,772,087
9,300	Whitney Holding Corp.	127,410
800	Whole Foods Market, Inc.(b)	31,216
3,300	Willbros Group, Inc.(b)	41,415
4,200	Williams-Sonoma, Inc.	120,960
225,000	Willis Group Holdings Plc	7,751,250
5,201	Wilmington Trust Corp.	90,133
6,501	Wilshire Bancorp, Inc.	70,601
7,400	Winn-Dixie Stores, Inc.(b)	93,314

Shares		Value

UNITED STATES (continued)
4,900	Winnebago Industries(b)	$81,487
1,470	Winthrop Realty Trust REIT	19,845
3,300	Wintrust Financial Corp.	123,090
1,347,222	Wisconsin Energy Corp.	70,742,627
3,150	WMS Industries, Inc.(b)	157,563
5,500	Wolverine World Wide, Inc.	168,355
8,400	Woodward Governor Co.	269,220
3,690	World Acceptance Corp.(b)	130,183
9,200	World Fuel Services Corp.	261,556
3,400	World Wrestling Entertainment, Inc. - Class A	62,050
1,900	WorldSpace, Inc. - Class A(b)	30
10,300	Worthington Industries, Inc.	164,491
1,400	WR Grace & Co.(b)	40,446
133,100	Wright Express Corp.(b)	4,521,407
5,900	Wright Medical Group, Inc.(b)	110,802
15,900	Wyndham Worldwide Corp.	426,279
2,800	XenoPort, Inc.(b)	29,120
14,439	X-Rite, Inc.(b)	47,649
400	Young Innovations, Inc.	10,068
900	YRC Worldwide, Inc.(b)	501
7,000	Zale Corp.(b)	22,820
2,500	Zebra Technologies Corp. - Class A(b)	72,625
5,400	Zenith National Insurance Corp.	204,228
3,893	Zep, Inc.	71,787
20	Zhone Technologies, Inc.(b)	42
44,000	Zimmer Holdings, Inc.(b)	2,680,040
9,400	Zions Bancorp	270,062
10,100	Zoll Medical Corp.(b)	308,555
2,600	Zoltek Cos., Inc.(b)	25,584
9,822	Zoran Corp.(b)	95,568
800	Zumiez, Inc.(b)	14,848
6,555	Zymogenetics, Inc.(b)	38,937

		2,089,196,789

Total Common Stocks (Cost $2,751,593,578)		3,405,566,936

EXCHANGE-TRADED FUNDS — 7.3%
625,000	iShares MSCI EAFE Small Cap Index Fund	23,518,750
2,168,500	iShares MSCI Emerging Markets Index Fund	91,185,425
100,861	iShares MSCI Japan Small Cap Index Fund	4,448,979
1,575,000	iShares MSCI Malaysia Index Fund	18,915,750
1,514,400	iShares MSCI Singapore Index Fund	18,233,376
357,000	iShares MSCI South Korea Index Fund	18,539,010
600,000	iShares S&P Small Cap 600 Index Fund	37,746,000
55,000	SPDR Russell Nomura Small Cap Japan Fund	2,266,836

80

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

510,000	SPDR S&P International Small Cap Fund	$13,877,100
335,448	SPDR S&P Midcap 400 ETF Trust	50,025,360

Total Exchange-Traded Funds (Cost $218,441,973)		278,756,586

INVESTMENT COMPANY — 1.2%
47,251,400	SEI Daily Income Trust Government II Fund, Class A	47,251,400

Total Investment Company (Cost $47,251,400)		47,251,400

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
43,528	Banco de Valencia SA Rights, Expire 5/10/10(b)	5,100
900	Bank of Florida Rights, Expire 5/10/10(c)	216

		5,316

Consumer Discretionary — 0.0%
1,723	Accell Group Rights, Expire 5/14/10(c)	0
3,200	Media Prima Berhad Warrants, Expire 12/31/14(b)	658
5	Plascar Participacoes Rights, Expire 5/10/10(c)	0
83,571	Technicolor Warrants, Expire 5/12/10(b)(c)(d)	18,693
4,708	Warimpex Finanz- und Beteiligungs AG Rights, Expire 5/10/10(b)(c)(d)	0
52,890	Wolters Kluwer Rights, Expire 4/29/10(c)	0

		19,351

Consumer Staples — 0.0%
1,308	Britannia Industries Ltd. Rights, Expire 3/22/13(c)(d)	784
128	Companhia Brasileira Rights, Expire 6/18/10(c)(d)	0
12,000	Khon Kaen Sugar Industry Public Co. Ltd. Warrants, Expire 3/15/13(b)	1,587
233,114	Pacific Andes International Holdings Ltd. Warrants, Expire, 6/15/11(b)	4,894

		7,265

Diversified Financials — 0.0%
4,769	IdeiasNet SA Rights, Expire 5/7/10(b)	219
20,836	Polski Koncern Miesny Duda SA Rights, Expire 4/29/10(b)(c)(d)	0

		219

Shares		Value

Energy — 0.0%
16	Cia de Gas de Sao Paulo Rights, Expire 4/29/10(b)	2

Health Care — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights(c)(d)	0
19,570	Mediq Rights, Expire 4/29/10(c)	0
2,363	Medivir Rights, Expire 5/28/10(b)(c)(d)	3,752

		3,752

Industrials — 0.0%
30,663	Aalberts Industries Rights, Expire 5/14/10(c)	0
31,075	Gamuda Berhad Rights, Expire 5/18/10(b)(c)(d)	2,342
762	Gol Linhas Aereas Rights, Expire 6/29/10(b)	22
43,640	HKC Warrants, Expire 6/8/11(c)(d)	393
2,645	Hong Kong Energy Warrants, Expire 12/30/11(c)(d)	61
24,476	Renewable Energy Corp. ASA Rights, Expire 5/20/10(b)(c)(d)	33,940

		36,758

Information Technology — 0.0%
15,450	Kingboard Chemical Holdings Ltd. Warrants, Expire 10/31/12(b)(c)(d)	4,577
32,252	Micronic Laser Systems AB Rights, Expire 5/21/10(b)(c)(d)	0

		4,577

Materials — 0.0%
6,146	KME Group SpA, Warrants, Expire 12/30/11(b)	171
2,762	MIL Resources Ltd. Warrants, Expire 5/31/12(b)(d)	26
5,908	Nufarm Ltd. Rights, Expire 5/14/10(c)(d)	8,535

		8,732

Real Estate — 0.0%
465,116	Bangkok Land Public Co. Ltd. - NVDR Warrants, Expire 5/2/13(b)(d)	1,725

81

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS - (Continued)	April 30, 2010
(Unaudited)

Shares		Value

Real Estate (continued)
2,642	Fonciere Des Regions Warrants, Expire 12/31/10	2,480
149,400	Sansiri Public Co. Ltd. Warrants Expire 1/20/15(b)	3,602
1,119	TAG Immobilien AG Rights, Expire 5/6/10(b)(c)	0

		7,807

Utilities — 0.0%
43,930	SBM Offshore Rights, Expire 5/7/10(c)	0

Total Rights/Warrants (Cost $113,232)		93,779

Principal Amount

U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Bank — 1.9%
$46,000,000	0.06%, 05/03/10(f)	46,000,000
25,000,000	0.08%, 05/04/10	24,999,944

Total U.S. Government Agencies (Cost $70,999,944)		70,999,944

Shares

CASH SWEEP — 0.7%
26,231,586	Citibank - US Dollars on Deposit in Custody Account	26,231,585

Total Cash Sweep (Cost $26,231,585)		26,231,585

TOTAL INVESTMENTS — 100.6% (Cost $3,114,631,712)(a)		3,828,900,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(24,415,280)

NET ASSETS — 100.0%		$3,804,484,950

(a)	Cost for federal income tax purposes is $3,114,631,712 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$826,999,125
Unrealized depreciation	(112,730,607)

Net unrealized appreciation	$714,268,518

(b)	Non-income producing security.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $1,026,022, which is 0.03% of net assets.

(d)	Illiquid security.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non Voting Depositary Receipt
REIT-Real Estate Investment Trust

Portfolio Diversification by Sector

Sector	Percentage of Net Assets

Banks	2.5%
Consumer Discretionary	14.8%
Consumer Staples	6.8%
Diversified Financials	5.3%
Energy	10.5%
Health Care	9.5%
Industrials	14.0%
Information Technology	11.7%
Insurance	4.8%
Materials	5.4%
Real Estate	1.1%
Telecommunication Services	0.5%
Utilities	2.6%
Other*	10.5%

100%

*

Includes cash and equivalents, exchange-traded funds, U.S. Government agencies and securities, rights/warrants, options, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

82

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(Principal Executive Officer)

Date June 28, 2010

By (Signature and Title)*	/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date June 28, 2010

* Print the name and title of each signing officer under his or her signature.